UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04015
Investment Company Act File Number
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Diversified Currency Income Fund
Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Floating-Rate & High Income Fund
Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Floating-Rate Fund
Eaton Vance Global Dividend Income Fund
Eaton Vance Global Macro Absolute Return Advantage Fund
Eaton Vance Global Macro Absolute Return Fund
Eaton Vance Government Obligations Fund
Eaton Vance High Income Opportunities Fund
Eaton Vance Low Duration Fund
Eaton Vance Multi-Strategy Absolute Return Fund
Eaton Vance Multi-Strategy All Market Fund
Eaton Vance Parametric Structured Absolute Return Fund
Eaton Vance Strategic Income Fund
Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Tax-Managed Global Dividend Income Fund
Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Tax-Managed Small-Cap Fund
Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Tax-Managed Value Fund
Eaton Vance U.S. Government Money Market Fund

Eaton Vance
U.S. Government Money Market Fund
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Government Agency Obligations — 73.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Bank:
0.16%, 7/18/12(1)	$10,000	$9,999,534
0.33%, 8/8/12	990	990,000
0.161%, 9/4/12(1)	2,500	2,499,562
0.20%, 9/19/12(1)	2,500	2,499,840
Discount Note, 0.02%, 2/1/12	2,595	2,595,000
Discount Note, 0.015%, 2/3/12	5,015	5,014,996
Discount Note, 0.005%, 2/8/12	3,200	3,199,997
Discount Note, 0.035%, 2/10/12	3,500	3,499,969
Discount Note, 0.09%, 2/15/12	7,500	7,499,737
Discount Note, 0.03%, 2/24/12	3,500	3,499,933
Discount Note, 0.12%, 3/2/12	2,000	1,999,800
Discount Note, 0.02%, 3/7/12	5,000	4,999,903
Discount Note, 0.02%, 3/9/12	5,000	4,999,897
Discount Note, 0.02%, 3/14/12	12,500	12,499,708
Discount Note, 0.03%, 4/9/12	3,000	2,999,830
Discount Note, 0.05%, 5/11/12	2,000	1,999,722
Discount Note, 0.10%, 5/18/12	1,290	1,289,617
Discount Note, 0.075%, 5/30/12	2,200	2,199,455
Discount Note, 0.067%, 7/5/12	5,000	4,998,558
Discount Note, 0.095%, 7/13/12	500	499,785

		$79,784,843

Federal Home Loan Mortgage Corp.:
Discount Note, 0.07%, 2/6/12	$2,050	$2,049,980
Discount Note, 0.097%, 2/13/12	5,000	4,999,838
Discount Note, 0.02%, 2/21/12	1,750	1,749,981
Discount Note, 0.04%, 3/5/12	1,410	1,409,948
Discount Note, 0.08%, 3/12/12	1,900	1,899,831
Discount Note, 0.055%, 3/14/12	1,000	999,936
Discount Note, 0.07%, 4/2/12	1,100	1,099,870
Discount Note, 0.065%, 4/9/12	895	894,890
Discount Note, 0.075%, 4/16/12	1,900	1,899,703
Discount Note, 0.045%, 4/19/12	1,100	1,099,893
Discount Note, 0.07%, 5/7/12	1,199	1,198,776
Discount Note, 0.08%, 5/16/12	2,000	1,999,533
Discount Note, 0.09%, 7/30/12	668	667,699
Discount Note, 0.11%, 8/6/12	1,050	1,049,400

		$23,019,278

Federal National Mortgage Association:
0.34%, 9/13/12(1)	$2,500	$2,501,557
0.31%, 11/23/12(1)	1,200	1,201,082
Discount Note, 0.01%, 2/1/12	1,500	1,500,000
Discount Note, 0.095%, 2/1/12	728	728,000
Discount Note, 0.03%, 2/17/12	1,798	1,797,976
Discount Note, 0.025%, 2/21/12	2,500	2,499,965
Discount Note, 0.065%, 2/29/12	2,800	2,799,858
Discount Note, 0.065%, 4/4/12	2,000	1,999,773
Discount Note, 0.045%, 4/18/12	1,500	1,499,856
Discount Note, 0.06%, 4/25/12	2,000	1,999,720
Discount Note, 0.08%, 5/1/12	2,000	1,999,600
Discount Note, 0.06%, 6/13/12	1,131	1,130,749

1

	Principal
	Amount
Security	(000’s omitted)	Value
Discount Note, 0.09%, 7/16/12	$214	$213,911
Discount Note, 0.11%, 10/1/12	458	457,660

		$22,329,707

Total U.S. Government Agency Obligations (amortized cost $125,133,828)		$125,133,828

U.S. Treasury Obligations — 26.4%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.015%, 2/2/12	$2,500	$2,499,999
U.S. Treasury Bill, 0.015%, 2/9/12	4,672	4,671,984
U.S. Treasury Bill, 0.038%, 3/8/12	312	311,988
U.S. Treasury Bill, 0.021%, 4/12/12	2,225	2,224,908
U.S. Treasury Bill, 0.055%, 5/3/12	721	720,899
U.S. Treasury Bill, 0.038%, 5/10/12	2,000	1,999,788
U.S. Treasury Bill, 0.046%, 5/17/12	2,000	1,999,729
U.S. Treasury Bill, 0.048%, 5/24/12	2,000	1,999,702
U.S. Treasury Bill, 0.055%, 7/5/12	1,750	1,749,589
U.S. Treasury Bill, 0.06%, 7/12/12	1,750	1,749,527
U.S. Treasury Bill, 0.078%, 7/26/12	800	799,695
U.S. Treasury Note, 1.375%, 4/15/12	9,000	9,024,083
U.S. Treasury Note, 1.00%, 4/30/12	4,680	4,690,556
U.S. Treasury Note, 1.375%, 5/15/12	3,200	3,212,032
U.S. Treasury Note, 0.75%, 5/31/12	5,000	5,010,709
U.S. Treasury Note, 0.625%, 7/31/12	2,100	2,105,770

Total U.S. Treasury Obligations (amortized cost $44,770,958)		$44,770,958

Total Investments — 100.3% (amortized cost $169,904,786)(2)		$169,904,786

Other Assets, Less Liabilities — (0.3)%		$(466,503)

Net Assets — 100.0%		$169,438,283

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(2)	Cost for federal income taxes is the same.

2

The Fund did not have any open financial instruments at January 31, 2012.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At January 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

U.S. Government Agency Obligations	$—	$125,133,828	$—	$125,133,828
U.S. Treasury Obligations	—	44,770,958	—	44,770,958

Total	$—	$169,904,786	$—	$169,904,786

The Fund held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2012 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2012, the Fund owned 1.4% of Tax-Managed Growth Portfolio’s outstanding interests, 7.5% of Tax-Managed Value Portfolio’s outstanding interests, 52.8% of Tax-Managed International Equity Portfolio’s outstanding interests, 43.3% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 24.4% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 49.0% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2012 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Tax-Managed Growth Portfolio (identified cost, $102,679,793)	$116,954,259	29.1%
Tax-Managed Value Portfolio (identified cost, $78,341,431)	109,234,731	27.1
Tax-Managed International Equity Portfolio (identified cost, $52,812,502)	55,645,606	13.8
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $38,277,273)	44,609,392	11.1
Tax-Managed Small-Cap Portfolio (identified cost, $37,208,537)	40,630,583	10.1
Tax-Managed Small-Cap Value Portfolio (identified cost, $26,015,330)	36,612,477	9.1

Total Investments in Affiliated Portfolios (identified cost, $335,334,866)	$403,687,048	100.3%

Other Assets, Less Liabilities	$(1,303,024)	(0.3)%

Net Assets	$402,384,024	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2012 and October 31, 2011, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance
Multi-Strategy Absolute Return Fund
January 31, 2012 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2012, the Fund owned less than 0.05% of Boston Income Portfolio’s outstanding interests, 1.4% of Floating Rate Portfolio’s outstanding interests, 9.4% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 1.5% of Global Macro Portfolio’s outstanding interests, 7.1% of Government Obligations Portfolio’s outstanding interests, 7.3% of Large-Cap Core Research Portfolio’s outstanding interests, 98.8% of MSAR Completion Portfolio’s outstanding interests, 96.8% of Parametric Structured Absolute Return Portfolio’s outstanding interests and 9.9% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2012 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Boston Income Portfolio (identified cost, $2,595,993)	$1	0.0	%(1)
Floating Rate Portfolio (identified cost, $135,822,661)	131,618,620	15.4
Global Macro Absolute Return Advantage Portfolio (identified cost, $97,889,399)	97,700,467	11.4
Global Macro Portfolio (identified cost, $118,392,939)	120,785,246	14.1
Government Obligations Portfolio (identified cost, $80,149,140)	85,191,551	9.9
Large-Cap Core Research Portfolio (identified cost, $14,168,546)	15,392,914	1.8
MSAR Completion Portfolio (identified cost, $275,859,787)	278,442,326	32.4
Parametric Structured Absolute Return Portfolio (identified cost, $84,392,854)	85,380,498	10.0
Short-Term U.S. Government Portfolio (identified cost, $41,843,533)	42,827,592	5.0

Total Investments in Affiliated Portfolios (identified cost $851,114,852)	$857,339,215	100%

Other Assets, Less Liabilities	$209,403	0.0	%(1)

Net Assets	$857,548,618	100%

(1)	Amount is less than 0.05%.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2012 and October 31, 2011, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance
Global Dividend Income Fund
January 31, 2012 (Unaudited)

Eaton Vance Global Dividend Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Dividend Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2012, the value of the Fund’s investment in the Portfolio was $408,566,209 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance
Global Dividend Income Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Aerospace & Defense — 1.5%
United Technologies Corp.	77,000	$6,032,950

		$6,032,950

Beverages — 1.0%
Anheuser-Busch InBev NV	70,000	$4,256,076

		$4,256,076

Building Products — 1.0%
Compagnie de Saint-Gobain	92,000	$4,108,818

		$4,108,818

Chemicals — 3.8%
Air Products and Chemicals, Inc.	106,000	$9,331,180
BASF SE	40,000	3,085,571
LyondellBasell Industries NV, Class A	75,000	3,232,500

		$15,649,251

Commercial Banks — 6.0%
Australia and New Zealand Banking Group, Ltd.	105,000	$2,388,251
PNC Financial Services Group, Inc.	161,000	9,486,120
U.S. Bancorp	302,907	8,548,035
Wells Fargo & Co.	145,000	4,235,450

		$24,657,856

Communications Equipment — 1.1%
HTC Corp.	79,250	$1,303,203
QUALCOMM, Inc.	35,000	2,058,700
Telefonaktiebolaget LM Ericsson, Class B	112,000	1,042,297

		$4,404,200

Construction & Engineering — 1.0%
Vinci SA	87,000	$4,047,780

		$4,047,780

Diversified Financial Services — 0.5%
JPMorgan Chase & Co.	50,000	$1,865,000

		$1,865,000

Diversified Telecommunication Services — 1.1%
CenturyLink, Inc.	65,000	$2,406,950
Telstra Corp., Ltd.	600,000	2,120,691

		$4,527,641

Electric Utilities — 3.5%
American Electric Power Co., Inc.	170,000	$6,725,200
SSE PLC	400,000	7,717,574

		$14,442,774

Energy Equipment & Services — 2.3%
Schlumberger, Ltd.	60,559	$4,552,220
Seadrill, Ltd.	135,000	5,026,842

		$9,579,062

Food & Staples Retailing — 1.2%
Wal-Mart Stores, Inc.	78,800	$4,835,168

		$4,835,168

1

Security	Shares	Value
Food Products — 2.6%
Nestle SA	187,587	$10,764,499

		$10,764,499

Health Care Equipment & Supplies — 2.1%
Covidien PLC	170,000	$8,755,000

		$8,755,000

Health Care Providers & Services — 1.9%
Fresenius Medical Care AG & Co. KGaA	110,000	$7,864,288

		$7,864,288

Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.	117,000	$3,533,400
McDonald’s Corp.	111,400	11,034,170

		$14,567,570

Household Products — 1.5%
Henkel AG & Co. KGaA, PFC Shares	100,000	$6,178,654

		$6,178,654

Industrial Conglomerates — 1.8%
Siemens AG	78,000	$7,366,024

		$7,366,024

Insurance — 3.8%
Aflac, Inc.	60,000	$2,893,800
MetLife, Inc.	125,000	4,416,250
Prudential Financial, Inc.	140,000	8,013,600

		$15,323,650

IT Services — 5.4%
Accenture PLC, Class A	144,000	$8,256,960
International Business Machines Corp.	71,781	13,825,021

		$22,081,981

Machinery — 1.2%
Deere & Co.	55,000	$4,738,250

		$4,738,250

Media — 1.0%
McGraw-Hill Cos., Inc. (The)	85,000	$3,910,000

		$3,910,000

Metals & Mining — 2.7%
BHP Billiton PLC	194,000	$6,521,666
Freeport-McMoRan Copper & Gold, Inc.	95,000	4,389,950

		$10,911,616

Multi-Utilities — 2.4%
CMS Energy Corp.	275,000	$6,003,250
National Grid PLC	375,000	3,734,162

		$9,737,412

Oil, Gas & Consumable Fuels — 10.8%
ConocoPhillips	120,000	$8,185,200
ENI SpA	210,000	4,652,936
Exxon Mobil Corp.	53,529	4,482,518
Occidental Petroleum Corp.	43,160	4,306,073
Repsol YPF SA	170,000	4,687,660
Royal Dutch Shell PLC, Class A	241,000	8,549,909
Total SA	175,000	9,275,304

		$44,139,600

2

Security	Shares	Value
Pharmaceuticals — 9.5%
Abbott Laboratories	78,000	$4,223,700
AstraZeneca PLC	170,000	8,187,704
Johnson & Johnson	116,785	7,697,299
Novartis AG	135,000	7,326,901
Sanofi SA	90,000	6,672,857
Teva Pharmaceutical Industries, Ltd. ADR	100,000	4,513,000

		$38,621,461

Road & Rail — 4.2%
Canadian National Railway Co.	111,000	$8,371,620
Union Pacific Corp.	75,000	8,573,250

		$16,944,870

Software — 3.3%
Microsoft Corp.	220,000	$6,496,600
Oracle Corp.	250,000	7,050,000

		$13,546,600

Specialty Retail — 6.4%
Home Depot, Inc. (The)	112,000	$4,971,680
Industria de Diseno Textil SA	22,000	1,922,499
Kingfisher PLC	500,000	2,018,801
Limited Brands, Inc.	190,000	7,953,400
TJX Companies, Inc. (The)	135,000	9,198,900

		$26,065,280

Textiles, Apparel & Luxury Goods — 0.5%
Adidas AG	30,000	$2,167,603

		$2,167,603

Tobacco — 3.4%
British American Tobacco PLC	178,000	$8,196,580
Philip Morris International, Inc.	77,845	5,820,471

		$14,017,051

Water Utilities — 1.5%
United Utilities Group PLC	650,000	$6,172,539

		$6,172,539

Wireless Telecommunication Services — 2.3%
Vodafone Group PLC	3,500,000	$9,440,058

		$9,440,058

Total Common Stocks (identified cost $334,569,646)		$391,720,582

Preferred Stocks — 1.2%

Security	Shares	Value
Capital Markets — 0.0%(1)
Charles Schwab Corp. (The), 7.00%(2)	95	$97,868

		$97,868

Commercial Banks — 0.5%
Bank of America Corp., 8.125%(2)	350	$354,257
Credit Agricole SA/London, 6.637%(2)(3)	115	83,950
Farm Credit Bank of Texas, Series 1, 10.00%	225	260,648
First Niagara Financial Group, Inc., Series B, 8.625%(2)	5,000	134,650
JPMorgan Chase & Co., 7.90%(2)	350	387,414
KeyCorp, Series A, 7.75%	3,000	325,170
Lloyds Banking Group PLC, 6.657%(2)(3)(4)	195	133,575
Morgan Stanley Capital Trust III, 6.25%	11,000	258,610

3

Security	Shares	Value
Royal Bank of Scotland Group PLC, Series F, 7.65%	5,000	$106,400
Wells Fargo & Co., Series L, 7.50%	305	333,975

		$2,378,649

Consumer Finance — 0.1%
Ally Financial, Inc., Series A, 8.50%(2)	15,000	$314,423

		$314,423

Diversified Financial Services — 0.1%
Citigroup Capital XI, 6.00%	12,610	$295,200

		$295,200

Insurance — 0.1%
Aegon NV, 6.375%	5,000	$108,050
AXA SA, 6.379%(2)(3)	42	32,157
AXA SA, 6.463%(2)(3)	68	51,222
Endurance Specialty Holdings, Ltd., Series A, 7.75%	5,000	133,050

		$324,479

Real Estate Investment Trusts (REITs) — 0.4%
CapLease, Inc., Series A, 8.125%	13,000	$322,400
Cedar Shopping Centers, Inc., Series A, 8.875%	12,000	300,120
DDR Corp., Series I, 7.50%	15,000	374,400
Regency Centers Corp., Series C, 7.45%	15,000	382,500
Vornado Realty Trust, Series J, 6.875%	7,500	199,050

		$1,578,470

Total Preferred Stocks (identified cost $4,799,040)		$4,989,089

Corporate Bonds & Notes — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 0.3%
American Express Co., 6.80% to 9/1/16, 9/1/66(2)(5)	$350	$354,813
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(5)(6)	400	399,000
PNC Financial Services Group, Inc., 6.75% to 8/1/21, 7/29/49(5)	350	363,522

		$1,117,335

Diversified Financial Services — 0.1%
General Electric Capital Corp., 6.375% to 11/15/17, 11/15/67(5)	$330	$329,175

		$329,175

Electric Utilities — 0.1%
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(5)	$400	$395,424

		$395,424

Insurance — 0.1%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(5)(6)	$250	$348,520
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(5)	$170	143,438

		$491,958

Pipelines — 0.0%(1)
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(5)	$110	$108,862

		$108,862

Total Corporate Bonds & Notes (identified cost $2,246,658)		$2,442,754

4

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(7)	$6,298	$6,298,280

Total Short-Term Investments (identified cost $6,298,280)		$6,298,280

Total Investments — 99.2% (identified cost $347,913,624)		$405,450,705

Other Assets, Less Liabilities — 0.8%		$3,115,594

Net Assets — 100.0%		$408,566,298

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)		Amount is less than 0.05%.

(2)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $300,904 or 0.1% of the Portfolio’s net assets.

(4)		Non-income producing security.

(5)		Security converts to floating rate after the indicated fixed-rate coupon period.

(6)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(7)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $484.

Country Concentration

	Percentage of
Country	Total Investments	Value
United States	53.6%	$217,347,380
United Kingdom	15.0	60,645,393
Germany	6.6	26,662,140
France	5.9	24,104,759
Switzerland	4.5	18,091,400
Ireland	4.2	17,011,960
Spain	1.6	6,610,159
Bermuda	1.2	5,026,842
Italy	1.1	4,652,936
Israel	1.1	4,513,000
Australia	1.1	4,508,942
Belgium	1.1	4,256,076
Netherlands	0.8	3,232,500
Taiwan	0.3	1,303,203
Sweden	0.3	1,042,297
Cayman Islands	0.0	143,438

Long-Term Investments	98.4%	$399,152,425
Short-Term Investments	1.6	6,298,280

Total Investments	100.0%	$405,450,705

The Portfolio did not have any open financial instruments at January 31, 2012.

5

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$349,702,684

Gross unrealized appreciation	$62,032,865
Gross unrealized depreciation	(6,284,844)

Net unrealized appreciation	$55,748,021

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$40,601,550	$6,108,903		$—	$46,710,453
Consumer Staples	10,655,639	29,395,809		—	40,051,448
Energy	21,526,011	32,192,651		—	53,718,662
Financials	39,458,255	2,388,251		—	41,846,506
Health Care	25,188,999	30,051,750		—	55,240,749
Industrials	27,716,070	15,522,622		—	43,238,692
Information Technology	37,687,281	2,345,500		—	40,032,781
Materials	16,953,630	9,607,237		—	26,560,867
Telecommunication Services	2,406,950	11,560,749		—	13,967,699
Utilities	12,728,450	17,624,275		—	30,352,725

Total Common Stocks	$234,922,835	$156,797,747	*	$—	$391,720,582

Preferred Stocks
Financials	$3,273,575	$1,715,514		$—	$4,989,089

Total Preferred Stocks	$3,273,575	$1,715,514		$—	$4,989,089

Corporate Bonds & Notes	$—	$2,442,754		$—	$2,442,754
Short-Term Investments	—	6,298,280		—	6,298,280

Total	$238,196,410	$167,254,295		$—	$405,450,705

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance
Emerging Markets Local Income Fund
January 31, 2012 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2012, the value of the Fund’s investment in the Portfolio was $582,535,693 and the Fund owned 76.3% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio
January 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 77.4%

	Principal
Security	Amount		Value
Albania — 0.5%
Republic of Albania, 7.50%, 11/4/15	EUR	3,500,000	$4,054,431

Total Albania			$4,054,431

Bermuda — 0.1%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$1,002,425

Total Bermuda			$1,002,425

Brazil — 5.8%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	486,236	$288,464
Nota Do Tesouro Nacional, 10.00%, 1/1/13	BRL	5,118,000	2,938,632
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	23,509,000	13,436,405
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314,000	11,787,842
Nota Do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127,000	8,567,469
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	400,097
Republic of Brazil, 12.50%, 1/5/16	BRL	10,030,000	6,687,815

Total Brazil			$44,106,724

Chile — 1.3%
Government of Chile, 2.10%, 9/1/15(2)	CLP	89,633,440	$183,610
Government of Chile, 3.00%, 1/1/15(2)	CLP	784,292,600	1,646,520
Government of Chile, 6.00%, 3/1/17	CLP	70,000,000	150,527
Government of Chile, 6.00%, 1/1/18	CLP	1,020,000,000	2,205,497
Government of Chile, 6.00%, 3/1/18	CLP	2,350,000,000	5,088,018
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	1,013,062

Total Chile			$10,287,234

Colombia — 4.2%
Republic of Colombia, 7.75%, 4/14/21	COP	9,341,000,000	$6,206,177
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	6,466,979
Republic of Colombia, 12.00%, 10/22/15	COP	19,718,000,000	13,899,109
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	2,500,000,000	1,474,837
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000,000	3,714,578

Total Colombia			$31,761,680

Congo — 0.2%
Republic of Congo, 3.00%, 6/30/29(3)	USD	2,333,200	$1,714,902

Total Congo			$1,714,902

Costa Rica — 0.0%(4)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	54,460,807	$86,541
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	6,118,343	11,456

Total Costa Rica			$97,997

Dominican Republic — 1.0%
Dominican Republic, 16.00%, 7/10/20(1)	DOP	38,000,000	$978,112
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(5)	DOP	107,000,000	2,737,819
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 15.00%, 3/12/12(5)	DOP	82,000,000	2,111,974

1

	Principal
Security	Amount		Value
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(5)	DOP	67,800,000	$1,723,333

Total Dominican Republic			$7,551,238

Egypt — 0.0%(4)
Arab Republic of Egypt, 8.75%, 7/18/12(1)	EGP	1,690,000	$247,208

Total Egypt			$247,208

Georgia — 0.1%
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	370,000	$223,014
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	500,000	311,164

Total Georgia			$534,178

Greece — 0.0%(4)
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	225,000	$73,481

Total Greece			$73,481

Hungary — 5.6%
Hungary Government Bond, 5.50%, 2/12/14	HUF	2,120,600,000	$8,909,502
Hungary Government Bond, 5.50%, 2/12/16	HUF	367,700,000	1,468,714
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	688,569
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	2,212,066
Hungary Government Bond, 6.75%, 2/12/13	HUF	785,300,000	3,438,132
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520,000	6,364,567
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980,000	4,546,834
Hungary Government Bond, 7.00%, 6/24/22	HUF	435,000,000	1,700,110
Hungary Government Bond, 7.50%, 10/24/13	HUF	796,000,000	3,493,763
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800,000	2,726,052
Hungary Government Bond, 8.00%, 2/12/15	HUF	455,000,000	1,991,740
Republic of Hungary, 3.50%, 7/18/16	EUR	1,362,000	1,469,790
Republic of Hungary, 4.375%, 7/4/17	EUR	374,000	406,045
Republic of Hungary, 4.50%, 1/29/14	EUR	1,799,000	2,191,753
Republic of Hungary, 5.75%, 6/11/18	EUR	434,000	494,007
Republic of Hungary, 6.75%, 7/28/14	EUR	463,000	579,645

Total Hungary			$42,681,289

Indonesia — 9.9%
Indonesia Government, 7.375%, 9/15/16	IDR	43,648,000,000	$5,392,922
Indonesia Government, 8.25%, 7/15/21	IDR	4,730,000,000	636,746
Indonesia Government, 8.375%, 9/15/26	IDR	14,100,000,000	1,940,776
Indonesia Government, 9.00%, 9/15/13	IDR	26,300,000,000	3,144,345
Indonesia Government, 9.00%, 9/15/18	IDR	13,080,000,000	1,752,764
Indonesia Government, 9.50%, 6/15/15	IDR	33,485,000,000	4,281,499
Indonesia Government, 9.50%, 7/15/23	IDR	35,245,000,000	5,194,619
Indonesia Government, 9.50%, 7/15/31	IDR	110,105,000,000	16,641,287
Indonesia Government, 9.50%, 5/15/41	IDR	11,043,000,000	1,679,789
Indonesia Government, 9.75%, 5/15/37	IDR	28,656,000,000	4,390,839
Indonesia Government, 10.00%, 7/15/17	IDR	10,200,000,000	1,408,716
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	3,373,999
Indonesia Government, 10.00%, 2/15/28	IDR	8,560,000,000	1,321,135
Indonesia Government, 10.25%, 7/15/27	IDR	22,325,000,000	3,447,126
Indonesia Government, 10.50%, 8/15/30	IDR	30,978,000,000	5,033,063
Indonesia Government, 10.50%, 7/15/38	IDR	10,900,000,000	1,788,376
Indonesia Government, 11.00%, 11/15/20	IDR	14,560,000,000	2,251,956
Indonesia Government, 11.00%, 9/15/25	IDR	16,440,000,000	2,672,860
Indonesia Government, 11.25%, 5/15/14	IDR	16,743,000,000	2,130,069
Indonesia Government, 11.50%, 9/15/19	IDR	25,200,000,000	3,885,254

2

	Principal
Security	Amount		Value
Indonesia Government, 12.50%, 3/15/13	IDR	23,815,000,000	$2,896,052

Total Indonesia			$75,264,192

Israel — 0.1%
Israel Government Bond, 3.00%, 10/31/19(2)	ILS	577,332	$169,670
Israel Government Bond, 5.00%, 4/30/15(2)	ILS	1,464,893	447,205

Total Israel			$616,875

Malaysia — 4.5%
Malaysia Government, 3.502%, 5/31/27	MYR	4,125,000	$1,301,081
Malaysia Government, 3.741%, 2/27/15	MYR	24,076,000	8,081,004
Malaysia Government, 3.814%, 2/15/17	MYR	7,003,000	2,359,288
Malaysia Government, 4.012%, 9/15/17	MYR	10,786,000	3,671,112
Malaysia Government, 4.16%, 7/15/21	MYR	19,738,000	6,813,166
Malaysia Government, 4.24%, 2/7/18	MYR	15,775,000	5,437,107
Malaysia Government, 4.378%, 11/29/19	MYR	3,750,000	1,312,580
Malaysia Government, 4.392%, 4/15/26	MYR	4,047,000	1,416,926
Malaysia Government, 4.498%, 4/15/30	MYR	3,480,000	1,227,367
Malaysia Government, 5.094%, 4/30/14	MYR	7,416,000	2,552,681

Total Malaysia			$34,172,312

Mexico — 4.8%
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800,000	$1,748,530
Mexican Bonos, 7.50%, 6/3/27	MXN	30,480,000	2,541,497
Mexican Bonos, 7.75%, 12/14/17	MXN	9,500,000	822,265
Mexican Bonos, 8.00%, 12/19/13	MXN	61,900,000	5,039,677
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018,000	1,860,659
Mexican Bonos, 8.50%, 12/13/18	MXN	6,832,600	617,387
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000,000	3,519,015
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100,000	3,157,222
Mexican Bonos, 9.00%, 6/20/13	MXN	34,900,000	2,835,570
Mexican Bonos, 9.50%, 12/18/14	MXN	23,060,000	1,994,990
Mexican Bonos, 10.00%, 12/5/24	MXN	63,550,000	6,531,202
Mexican Bonos, 10.00%, 11/20/36	MXN	56,570,000	5,673,901

Total Mexico			$36,341,915

Peru — 2.1%
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	$919,512
Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	1,048,873
Republic of Peru, 6.90%, 8/12/37(3)	PEN	4,730,000	1,837,471
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	782,447
Republic of Peru, 7.84%, 8/12/20	PEN	1,130,000	481,837
Republic of Peru, 7.84%, 8/12/20(3)	PEN	11,470,000	4,890,852
Republic of Peru, 8.20%, 8/12/26	PEN	5,775,000	2,570,723
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,340,395
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	763,103

Total Peru			$15,635,213

Philippines — 0.9%
Philippine Government International Bond, 4.95%, 1/15/21	PHP	139,000,000	$3,391,594
Philippine Government International Bond, 6.25%, 1/14/36	PHP	150,000,000	3,680,563

Total Philippines			$7,072,157

Poland — 0.7%
Poland Government Bond, 3.00%, 8/24/16(2)	PLN	1,884,411	$602,821
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	623,626
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,111,970

3

	Principal
Security	Amount		Value
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	$1,703,173
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	940,020

Total Poland			$4,981,610

Romania — 0.3%
Romania Government International Bond, 6.75%, 2/7/22(1)	USD	2,600,000	$2,576,782

Total Romania			$2,576,782

Russia — 6.7%
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	485,000,000	$16,631,088
Russia Foreign Bond, 7.85%, 3/10/18(3)	RUB	250,000,000	8,572,726
Russia Government Bond, 7.00%, 6/3/15	RUB	104,418,000	3,416,815
Russia Government Bond, 7.10%, 3/13/14	RUB	449,000,000	14,913,560
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000,000	2,247,318
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974,000	3,410,924
Russia Government Bond, 7.60%, 4/14/21	RUB	70,000,000	2,256,596

Total Russia			$51,449,027

Serbia — 2.8%
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	230,950,000	$2,702,910
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	403,070,000	4,674,107
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	401,520,000	4,533,386
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	26,350,000	291,432
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	237,360,000	2,547,626
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	539,100,000	5,742,536
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	76,900,000	752,383

Total Serbia			$21,244,380

South Africa — 7.0%
Republic of South Africa, 2.50%, 1/31/17(2)	ZAR	6,378,444	$873,462
Republic of South Africa, 2.60%, 3/31/28(2)	ZAR	6,497,570	860,890
Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	34,121,853	4,625,871
Republic of South Africa, 5.50%, 12/7/23(2)	ZAR	3,088,645	532,144
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175,000	6,265,619
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	5,487,072
Republic of South Africa, 7.00%, 2/28/31	ZAR	19,600,000	2,134,070
Republic of South Africa, 7.25%, 1/15/20	ZAR	32,400,000	4,048,382
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500,000	4,541,992
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,612,935
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990,000	4,109,363
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356,000	4,665,174
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005,000	12,681,434

Total South Africa			$53,438,408

Sri Lanka — 0.1%
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	$952,375

Total Sri Lanka			$952,375

Taiwan — 0.3%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	74,400,000	$2,514,470

Total Taiwan			$2,514,470

Thailand — 4.2%
Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041,000	$3,889,371
Kingdom of Thailand, 3.625%, 6/16/23	THB	75,523,000	2,516,807
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668,000	2,124,302

4

	Principal
Security	Amount		Value
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600,000	$1,520,804
Kingdom of Thailand, 4.25%, 3/13/13	THB	168,678,000	5,525,379
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371,000	2,214,430
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,109,065
Kingdom of Thailand, 5.125%, 3/13/18	THB	9,053,000	324,670
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409,000	9,330,608
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500,000	3,824,619

Total Thailand			$32,380,055

Turkey — 12.8%
Turkey Government Bond, 0.00%, 8/8/12	TRY	2,846,000	$1,528,385
Turkey Government Bond, 0.00%, 11/7/12	TRY	38,387,000	20,149,583
Turkey Government Bond, 0.00%, 7/17/13	TRY	25,300,000	12,517,367
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	10,540,034	6,005,420
Turkey Government Bond, 8.00%, 10/9/13	TRY	15,615,000	8,625,445
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100,000	2,827,194
Turkey Government Bond, 10.00%, 1/9/13	TRY	14,695,000	8,330,213
Turkey Government Bond, 10.00%, 4/10/13	TRY	29,195,000	16,619,716
Turkey Government Bond, 10.00%, 6/17/15	TRY	7,800,000	4,460,028
Turkey Government Bond, 10.50%, 1/15/20	TRY	6,051,000	3,604,684
Turkey Government Bond, 11.00%, 8/6/14	TRY	17,891,000	10,406,252
Turkey Government Bond, 14.00%, 9/26/12	TRY	1,790,000	1,037,119
Turkey Government Bond, 16.00%, 3/7/12	TRY	1,270,000	719,394
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	824,490

Total Turkey			$97,655,290

Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 1/11/13	UYU	7,500,000	$349,063
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	5,900,000	258,727
Republic of Uruguay, 4.375%, 12/15/28(2)	UYU	17,167,031	888,207

Total Uruguay			$1,495,997

Venezuela — 1.2%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	6,137,000	$3,850,967
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	1,368,100	1,019,235
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	4,662,000	4,114,215

Total Venezuela			$8,984,417

Total Foreign Government Bonds (identified cost $599,741,340)			$590,888,262

Mortgage Pass-Throughs — 1.6%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
7.00%, with maturity at 2032	$2,766,731	$3,286,775
7.50%, with maturity at 2034	634,650	780,390

		$4,067,165

5

	Principal
Security	Amount	Value
Federal National Mortgage Association:
2.468%, with maturity at 2035(6)	$1,512,078	$1,578,901
4.238%, with maturity at 2035(6)	1,201,488	1,309,997
6.50%, with various maturities to 2033	2,522,776	2,928,123
7.00%, with maturity at 2033	1,141,049	1,350,658
8.50%, with maturity at 2032	965,450	1,159,805

		$8,327,484

Total Mortgage Pass-Throughs (identified cost $11,720,775)		$12,394,649

U.S. Government Agency Obligations — 1.1%

	Principal
Security	Amount	Value
Federal Home Loan Bank:
4.50%, 9/13/19	$4,000,000	$4,746,640
5.25%, 12/9/22	2,700,000	3,431,395

Total U.S. Government Agency Obligations (identified cost $7,728,313)		$8,178,035

Precious Metals — 1.0%

	Troy
Description	Ounces	Value
Platinum(7)	4,784	$7,595,020

Total Precious Metals (identified cost $8,395,923)		$7,595,020

Currency Options Purchased — 0.0%(4)

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	6,566	EUR	1.17	5/3/12	$24,735

Total Currency Options Purchased (identified cost $300,008)						$24,735

Put Options Purchased — 0.0%(4)

	Number of
	Contracts	Strike		Expiration
Description	(000’s omitted)	Price		Date	Value
KOSPI 200 Index	28,650	KRW	200	10/11/12	$98,184

Total Put Options Purchased (identified cost $330,001)					$98,184

6

Short-Term Investments — 16.8%

Foreign Government Securities — 9.3%

	Principal
	Amount
Security	(000’s omitted)		Value
Colombia — 0.1%
Titulos De Tesoreria B, 0.00%, 4/26/12	COP	1,178,600	$644,135

Total Colombia			$644,135

Croatia — 0.5%
Croatia Treasury Bill, 0.00%, 2/9/12	EUR	213	$278,534
Croatia Treasury Bill, 0.00%, 2/16/12	EUR	380	496,146
Croatia Treasury Bill, 0.00%, 2/23/12	EUR	173	225,657
Croatia Treasury Bill, 0.00%, 3/1/12	EUR	422	550,102
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	380	479,195
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	173	217,945
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	422	531,109
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	410	513,325
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	225	281,038

Total Croatia			$3,573,051

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 5/17/12	GEL	600	$351,692
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	253	144,832

Total Georgia			$496,524

Hong Kong — 1.8%
Hong Kong Treasury Bill, 0.00%, 2/8/12	HKD	68,000	$8,768,907
Hong Kong Treasury Bill, 0.00%, 3/7/12	HKD	3,500	451,487
Hong Kong Treasury Bill, 0.00%, 4/18/12	HKD	9,500	1,225,140
Hong Kong Treasury Bill, 0.00%, 4/25/12	HKD	22,500	2,901,520

Total Hong Kong			$13,347,054

Iceland — 0.0%(4)
Iceland Treasury Bill, 0.00%, 4/16/12	ISK	23,000	$157,035

Total Iceland			$157,035

Indonesia — 0.0%(4)
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	2,142,000	$238,125

Total Indonesia			$238,125

Israel — 0.2%
Israel Treasury Bill, 0.00%, 2/29/12	ILS	5,553	$1,481,394

Total Israel			$1,481,394

Kazakhstan — 0.0%(4)
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	4,386	$29,483

Total Kazakhstan			$29,483

Malaysia — 0.0%(4)
Bank Negara Monetary Note, 0.00%, 3/29/12	MYR	56	$18,329
Bank Negara Monetary Note, 0.00%, 4/17/12	MYR	47	15,364

Total Malaysia			$33,693

Philippines — 0.5%
Philippine Treasury Bill, 0.00%, 2/15/12	PHP	51,120	$1,191,324
Philippine Treasury Bill, 0.00%, 3/7/12	PHP	103,210	2,402,752

7

	Principal
	Amount
Security	(000’s omitted)		Value
Philippine Treasury Bill, 0.00%, 5/2/12	PHP	3,170	$73,579
Philippine Treasury Bill, 0.00%, 5/16/12	PHP	11,080	256,978

Total Philippines			$3,924,633

Romania — 1.5%
Romania Treasury Bill, 0.00%, 3/21/12	RON	5,520	$1,649,842
Romania Treasury Bill, 0.00%, 4/11/12	RON	4,990	1,486,292
Romania Treasury Bill, 0.00%, 5/2/12	RON	8,480	2,519,981
Romania Treasury Bill, 0.00%, 6/20/12	RON	2,360	695,696
Romania Treasury Bill, 0.00%, 7/11/12	RON	2,180	640,286
Romania Treasury Bill, 0.00%, 9/5/12	RON	14,530	4,233,314

Total Romania			$11,225,411

Serbia — 2.2%
Serbia Treasury Bill, 0.00%, 4/5/12	RSD	29,480	$358,483
Serbia Treasury Bill, 0.00%, 4/26/12	RSD	109,700	1,326,286
Serbia Treasury Bill, 0.00%, 6/7/12	RSD	1,092,500	13,039,638
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	197,680	2,338,633

Total Serbia			$17,063,040

Slovakia — 0.5%
Slovakia Treasury Bill, 0.00%, 7/11/12	EUR	2,900	$3,775,515

Total Slovakia			$3,775,515

South Korea — 0.6%
Korea Monetary Stabilization Bond, 0.00%, 2/28/12	KRW	85,130	$75,588
Korea Monetary Stabilization Bond, 0.00%, 3/6/12	KRW	2,550,440	2,263,105
Korea Monetary Stabilization Bond, 0.00%, 3/27/12	KRW	222,920	197,396
Korea Monetary Stabilization Bond, 0.00%, 4/17/12	KRW	666,110	588,802
Korea Monetary Stabilization Bond, 0.00%, 5/8/12	KRW	979,930	864,436
Korea Monetary Stabilization Bond, 0.00%, 5/22/12	KRW	303,050	266,983

Total South Korea			$4,256,310

Sri Lanka — 0.3%
Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	17,130	$149,146
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	9,720	84,494
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	14,370	124,716
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	180,600	1,555,426
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	60,920	515,780
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	22,030	185,727

Total Sri Lanka			$2,615,289

Uruguay — 0.9%
Monetary Regulation Bill, 0.00%, 2/14/12	UYU	9,930	$506,334
Monetary Regulation Bill, 0.00%, 2/22/12	UYU	3,460	176,086
Monetary Regulation Bill, 0.00%, 3/13/12	UYU	46,790	2,369,514
Monetary Regulation Bill, 0.00%, 5/8/12	UYU	5,100	254,467
Monetary Regulation Bill, 0.00%, 6/27/12	UYU	8,100	398,598
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	49,091	2,376,284
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	7,400	354,703
Monetary Regulation Bill, 0.00%, 11/5/12	UYU	14,411	683,394

Total Uruguay			$7,119,380

8

	Principal
	Amount
Security	(000’s omitted)		Value
Zambia — 0.1%
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	540,000	$104,513
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	3,225,000	623,415

Total Zambia			$727,928

Total Foreign Government Securities (identified cost $75,359,853)			$70,708,000

U.S. Treasury Obligations — 1.6%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/23/12(8)	$12,404	$12,403,902

Total U.S. Treasury Obligations (identified cost $12,404,074)		$12,403,902

Repurchase Agreements — 3.2%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America:
Dated 1/3/12 with a maturity date of 2/6/12, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of EUR 871,137, collateralized by EUR 820,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,160,147	EUR	871	$1,139,638
Dated 1/17/12 with a maturity date of 2/21/12, an interest rate of 0.05% and repurchase proceeds of EUR 4,840,715, collateralized by EUR 4,610,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $6,303,268	EUR	4,841	6,331,614
Dated 1/24/12 with a maturity date of 2/27/12, an interest rate of 0.05% and repurchase proceeds of EUR 2,297,411, collateralized by EUR 2,225,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $3,042,250	EUR	2,297	3,004,999
Dated 1/31/12 with a maturity date of 3/5/12, an interest rate of 0.05% and repurchase proceeds of EUR 6,063,386, collateralized by EUR 5,450,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $7,931,799	EUR	6,063	7,930,868
Barclays Bank PLC:
Dated 1/18/12 with a maturity date of 2/23/12, an interest rate of 0.75% payable by the Portfolio and repurchase proceeds of $2,031,757, collateralized by $2,183,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $2,135,550		$2,033	2,033,071
Citibank NA:
Dated 1/25/12 with a maturity date of 3/30/12, an interest rate of 0.12% and repurchase proceeds of EUR 3,182,136, collateralized by EUR 3,150,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $4,279,094	EUR	3,182	4,161,560

Total Repurchase Agreements (identified cost $24,428,093)			$24,601,750

9

Other — 2.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(9)	$20,273	$20,273,261

Total Other (identified cost $20,273,261)		$20,273,261

Total Short-Term Investments (identified cost $132,465,281)		$127,986,913

Total Investments — 97.9% (identified cost $760,681,641)		$747,165,798

Other Assets, Less Liabilities — 2.1%		$16,031,202

Net Assets — 100.0%		$763,197,000

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $23,307,502 or 3.1% of the Portfolio’s net assets.

(2)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Amount is less than 0.05%.

(5)		Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(6)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2012.

(7)		Non-income producing.

(8)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(9)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $4,526.

10

Securities Sold Short

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value
Belarus
Republic of Belarus, 8.75%, 8/3/15(3)	USD	(2,183)	$(2,041,105)

Total Belarus			$(2,041,105)

Belgium
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,225,755)

Total Belgium			$(4,225,755)

France
Government of France, 3.75%, 4/25/17	EUR	(5,450)	$(7,725,257)
Government of France, 3.75%, 10/25/19	EUR	(820)	(1,149,237)
Government of France, 4.00%, 10/25/38	EUR	(6,835)	(9,248,520)

Total France			$(18,123,014)

Total Foreign Government Bonds
(proceeds $25,570,968)			$(24,389,874)

Total Securities Sold Short
(proceeds $25,570,968)			$(24,389,874)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2012 were $36,285,244 or 4.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/2/12	Euro 5,677,390	United States Dollar 7,465,767	Australia and New Zealand Banking Group Limited	$39,460
2/2/12	Serbian Dinar 540,400,640	Euro 5,115,008	Citibank NA	10,412
2/6/12	New Taiwan Dollar 29,690,000	United States Dollar 987,429	Nomura International PLC	(15,814)
2/9/12	Euro 1,570,000	United States Dollar 2,007,465	Bank of America	(46,200)
2/9/12	Euro 213,000	United States Dollar 293,682	Goldman Sachs International	15,064
2/9/12	New Taiwan Dollar 83,265,000	United States Dollar 2,769,499	Citibank NA	(43,606)
2/9/12	New Taiwan Dollar 4,070,000	United States Dollar 135,418	Credit Suisse International	(2,086)
2/9/12	New Taiwan Dollar 78,633,000	United States Dollar 2,615,433	Credit Suisse International	(41,180)
2/9/12	New Taiwan Dollar 8,020,000	United States Dollar 266,951	Standard Chartered Bank	(4,005)

11

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/14/12	Czech Koruna 36,506,000	Euro 1,427,856	Credit Suisse International	$(17,899)
2/15/12	Euro 12,200,000	United States Dollar 15,907,092	State Street Bank and Trust Co.	(51,496)
2/16/12	Euro 380,000	United States Dollar 514,854	Standard Chartered Bank	17,783
2/21/12	Croatian Kuna 9,410,000	Euro 1,240,361	Credit Suisse International	1,675
2/21/12	New Taiwan Dollar 36,265,000	United States Dollar 1,199,993	Barclays Bank PLC	(24,405)
2/21/12	New Taiwan Dollar 37,086,000	United States Dollar 1,226,551	Credit Suisse International	(25,567)
2/21/12	New Taiwan Dollar 36,497,000	United States Dollar 1,207,470	Nomura International PLC	(24,761)
2/21/12	New Taiwan Dollar 37,086,000	United States Dollar 1,226,551	Standard Chartered Bank	(25,567)
2/23/12	Euro 173,000	United States Dollar 234,562	Standard Chartered Bank	8,261
2/24/12	Euro 1,960,946	United States Dollar 2,497,421	Australia and New Zealand Banking Group Limited	(67,697)
2/24/12	Euro 25,651,916	United States Dollar 33,144,071	Australia and New Zealand Banking Group Limited	(411,270)
2/24/12	Euro 1,236,960	United States Dollar 1,574,761	Deutsche Bank	(43,309)
2/24/12	Euro 576,088	United States Dollar 753,714	Goldman Sachs International	131
2/24/12	Euro 1,592,511	United States Dollar 2,028,500	Goldman Sachs International	(54,667)
2/24/12	Euro 12,491,516	United States Dollar 16,151,280	State Street Bank and Trust Co.	(188,906)
2/24/12	Indonesian Rupiah 9,083,300,000	United States Dollar 1,002,019	JPMorgan Chase Bank	(5,808)
2/24/12	New Turkish Lira 549,523	United States Dollar 306,510	Bank of America	(1,033)
2/29/12	Euro 2,360,000	United States Dollar 3,100,155	Goldman Sachs International	13,004
2/29/12	Israeli Shekel 5,553,000	United States Dollar 1,518,458	Deutsche Bank	36,311
3/1/12	Euro 422,000	United States Dollar 563,978	Standard Chartered Bank	11,952
3/7/12	New Turkish Lira 5,040,000	United States Dollar 2,659,741	Citibank NA	(153,045)
3/7/12	New Turkish Lira 3,600,000	United States Dollar 1,934,652	State Street Bank and Trust Co.	(74,481)
3/9/12	Sri Lankan Rupee 17,130,000	United States Dollar 152,402	Standard Chartered Bank	2,732
3/15/12	South African Rand 774,936	United States Dollar 92,822	Standard Bank	(5,639)
3/16/12	Sri Lankan Rupee 9,720,000	United States Dollar 85,942	Standard Chartered Bank	1,090
3/19/12	New Taiwan Dollar 39,018,000	United States Dollar 1,285,178	Australia and New Zealand Banking Group Limited	(32,416)
3/19/12	New Taiwan Dollar 38,800,000	United States Dollar 1,277,997	Citibank NA	(32,235)
3/19/12	New Taiwan Dollar 32,017,000	United States Dollar 1,054,578	Credit Suisse International	(26,600)

12

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
3/19/12	New Taiwan Dollar 38,454,000	United States Dollar 1,266,601	Nomura International PLC	$(31,948)
3/23/12	Sri Lankan Rupee 14,370,000	United States Dollar 127,450	HSBC Bank USA	2,117
3/26/12	Croatian Kuna 3,104,900	Euro 408,303	Deutsche Bank	2,038
4/2/12	New Taiwan Dollar 34,950,000	United States Dollar 1,180,305	Barclays Bank PLC	(638)
4/2/12	New Taiwan Dollar 43,503,000	United States Dollar 1,469,150	Credit Suisse International	(794)
4/2/12	New Taiwan Dollar 39,390,000	United States Dollar 1,330,249	Deutsche Bank	(719)
4/2/12	New Taiwan Dollar 39,062,000	United States Dollar 1,319,172	HSBC Bank USA	(713)
4/17/12	Israeli Shekel 1,856,239	United States Dollar 483,056	JPMorgan Chase Bank	(11,608)
4/25/12	Croatian Kuna 10,310,700	Euro 1,353,465	Deutsche Bank	9,475
4/27/12	Sri Lankan Rupee 180,600,000	United States Dollar 1,595,406	Standard Chartered Bank	27,925
5/30/12	Croatian Kuna 2,999,000	Euro 391,821	Credit Suisse International	2,575
6/8/12	Croatian Kuna 9,264,030	Euro 1,203,433	Citibank NA	782
7/11/12	Euro 2,900,000	United States Dollar 3,904,415	Deutsche Bank	108,170
7/13/12	Sri Lankan Rupee 60,920,000	United States Dollar 540,550	Standard Chartered Bank	17,602
10/9/12	Croatian Kuna 2,950,740	Euro 381,973	Credit Suisse International	4,961
10/23/12	Croatian Kuna 7,734,000	Euro 996,393	Barclays Bank PLC	8,271
11/15/12	Euro 380,000	United States Dollar 515,728	Goldman Sachs International	17,787
11/23/12	Euro 173,000	United States Dollar 235,091	Credit Suisse International	8,380
11/29/12	Euro 422,000	United States Dollar 566,240	Standard Chartered Bank	13,189
1/24/13	Euro 410,000	United States Dollar 535,009	Standard Chartered Bank	(2,600)
1/31/13	Euro 225,000	United States Dollar 296,208	State Street Bank and Trust Co.	1,159

				$(1,086,406)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/2/12	Euro 576,088	United States Dollar 753,696	Goldman Sachs International	$(144)
2/3/12	South Korean Won 1,657,094,000	United States Dollar 1,440,075	Australia and New Zealand Banking Group Limited	34,828
2/3/12	South Korean Won 1,657,283,000	United States Dollar 1,439,864	BNP Paribas SA	35,207
2/3/12	South Korean Won 1,638,623,000	United States Dollar 1,424,023	Deutsche Bank	34,440
2/6/12	Serbian Dinar 540,400,640	Euro 5,112,879	Citibank NA	(13,615)

13

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/9/12	Indian Rupee 125,100,000	United States Dollar 2,402,581	Standard Chartered Bank	$121,219
2/9/12	Philippine Peso 73,370,000	United States Dollar 1,660,406	Credit Suisse International	50,979
2/9/12	Polish Zloty 5,610,723	Euro 1,250,607	State Street Bank and Trust Co.	101,607
2/13/12	Mexican Peso 357,090,676	United States Dollar 26,266,131	HSBC Bank USA	1,104,632
2/13/12	Mexican Peso 217,378,684	United States Dollar 15,885,262	HSBC Bank USA	776,670
2/13/12	Philippine Peso 73,740,000	United States Dollar 1,672,147	Standard Chartered Bank	48,172
2/13/12	South African Rand 53,240,046	United States Dollar 6,476,891	State Street Bank and Trust Co.	319,036
2/13/12	Yuan Renminbi 12,883,000	United States Dollar 2,037,321	Australia and New Zealand Banking Group Limited	7,177
2/13/12	Yuan Renminbi 7,051,000	United States Dollar 1,102,925	Bank of America	16,050
2/13/12	Yuan Renminbi 12,669,000	United States Dollar 1,982,629	Citibank NA	27,908
2/13/12	Yuan Renminbi 11,657,000	United States Dollar 1,824,114	Standard Chartered Bank	25,821
2/13/12	Yuan Renminbi 12,144,000	United States Dollar 1,920,972	Standard Chartered Bank	6,249
2/13/12	Zambian Kwacha 2,695,035,000	United States Dollar 517,381	Citibank NA	7,126
2/14/12	Polish Zloty 51,040,000	United States Dollar 14,833,328	Citibank NA	963,861
2/14/12	Polish Zloty 108,728,112	United States Dollar 31,440,666	State Street Bank and Trust Co.	2,211,344
2/14/12	Russian Ruble 50,460,000	United States Dollar 1,590,694	HSBC Bank USA	72,750
2/14/12	Russian Ruble 36,034,000	United States Dollar 1,161,263	Nomura International PLC	26,619
2/16/12	Chilean Peso 272,965,000	United States Dollar 519,933	State Street Bank and Trust Co.	34,410
2/17/12	South Korean Won 1,995,000,000	United States Dollar 1,718,568	Australia and New Zealand Banking Group Limited	53,168
2/17/12	South Korean Won 1,763,000,000	United States Dollar 1,519,173	Standard Chartered Bank	46,527
2/23/12	Indian Rupee 138,457,000	United States Dollar 2,732,039	Barclays Bank PLC	47,423
2/23/12	Indian Rupee 123,076,000	United States Dollar 2,429,020	Standard Chartered Bank	41,676
2/23/12	Polish Zloty 82,989,923	Euro 19,113,514	HSBC Bank USA	658,744
2/23/12	Swedish Krona 22,143,400	Euro 2,525,105	Nomura International PLC	(51,200)
2/23/12	Swedish Krona 22,143,400	Euro 2,523,680	Standard Chartered Bank	(49,337)
2/24/12	Ghanaian Cedi 767,700	United States Dollar 455,608	Standard Bank	(1,329)
2/24/12	Ghanaian Cedi 3,061,500	United States Dollar 1,835,982	Standard Bank	(24,369)
2/24/12	Indonesian Rupiah 13,672,000,000	United States Dollar 1,477,735	Bank of America	39,226

14

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/29/12	Yuan Renminbi 9,833,000	United States Dollar 1,560,595	Australia and New Zealand Banking Group Limited	$168
2/29/12	Yuan Renminbi 7,199,000	United States Dollar 1,133,255	Bank of America	9,422
2/29/12	Yuan Renminbi 8,773,000	United States Dollar 1,392,694	Bank of America	(181)
2/29/12	Yuan Renminbi 8,794,000	United States Dollar 1,384,664	Citibank NA	11,182
2/29/12	Yuan Renminbi 8,793,350	United States Dollar 1,384,126	HSBC Bank USA	11,618
3/2/12	Brazilian Real 11,440,000	United States Dollar 6,480,301	State Street Bank and Trust Co.	17,484
3/12/12	Indian Rupee 38,674,000	United States Dollar 724,605	Citibank NA	47,875
3/12/12	Indian Rupee 33,766,000	United States Dollar 632,648	Credit Suisse International	41,800
3/12/12	Singapore Dollar 11,184,000	United States Dollar 8,678,917	Standard Chartered Bank	212,440
3/12/12	Yuan Renminbi 12,669,000	United States Dollar 1,980,460	Australia and New Zealand Banking Group Limited	28,597
3/12/12	Yuan Renminbi 6,888,193	United States Dollar 1,075,608	Bank of America	16,726
3/12/12	Yuan Renminbi 11,657,000	United States Dollar 1,822,545	Deutsche Bank	26,028
3/19/12	Hungarian Forint 415,566,619	United States Dollar 1,774,182	Barclays Bank PLC	63,053
3/19/12	Hungarian Forint 382,902,716	United States Dollar 1,645,973	Barclays Bank PLC	46,854
3/19/12	Hungarian Forint 282,415,200	United States Dollar 1,204,483	Barclays Bank PLC	44,084
3/19/12	South African Rand 19,119,861	United States Dollar 2,254,382	State Street Bank and Trust Co.	173,494
3/19/12	South Korean Won 1,153,940,000	United States Dollar 998,045	Australia and New Zealand Banking Group Limited	23,332
3/19/12	South Korean Won 1,214,551,000	United States Dollar 1,050,286	HSBC Bank USA	24,739
3/19/12	South Korean Won 1,160,109,000	United States Dollar 1,003,555	Standard Chartered Bank	23,283
3/19/12	Thai Baht 352,510,000	United States Dollar 11,012,496	Citibank NA	348,984
3/20/12	Ugandan Shilling 842,900,000	United States Dollar 336,621	Citibank NA	16,768
3/20/12	Ugandan Shilling 468,400,000	United States Dollar 186,986	Standard Chartered Bank	9,393
3/23/12	Philippine Peso 51,300,000	United States Dollar 1,170,084	HSBC Bank USA	26,539
3/30/12	Indian Rupee 7,280,000	United States Dollar 134,516	Bank of America	10,325
3/30/12	Indian Rupee 7,750,000	United States Dollar 143,147	Barclays Bank PLC	11,044
3/30/12	Indian Rupee 7,750,000	United States Dollar 143,147	Citibank NA	11,044
3/30/12	Norwegian Krone 19,732,941	Euro 2,571,469	Australia and New Zealand Banking Group Limited	(8,391)
3/30/12	Norwegian Krone 19,732,941	Euro 2,571,570	Standard Chartered Bank	(8,522)

15

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
3/30/12	Ugandan Shilling 726,570,800	United States Dollar 296,560	Citibank NA	$6,369
4/3/12	Brazilian Real 12,442,000	United States Dollar 7,392,751	Deutsche Bank	(372,990)
4/3/12	Brazilian Real 12,441,000	United States Dollar 7,396,552	Nomura International PLC	(377,355)
4/3/12	Brazilian Real 15,401,000	United States Dollar 9,178,188	Standard Chartered Bank	(488,963)
4/9/12	Mexican Peso 103,029,439	United States Dollar 7,435,459	Standard Chartered Bank	424,336
4/11/12	New Turkish Lira 1,831,174	United States Dollar 989,022	State Street Bank and Trust Co.	25,162
4/12/12	Zambian Kwacha 2,695,035,000	United States Dollar 509,170	Citibank NA	10,155
4/20/12	Malaysian Ringgit 88,347,000	United States Dollar 28,182,659	Credit Suisse International	710,532
4/20/12	Malaysian Ringgit 86,219,000	United States Dollar 27,504,705	JPMorgan Chase Bank	692,540
4/25/12	Zambian Kwacha 2,918,500,062	United States Dollar 542,472	Standard Bank	18,606
4/26/12	Ugandan Shilling 731,556,000	United States Dollar 239,854	Barclays Bank PLC	62,837
4/26/12	Ugandan Shilling 431,117,000	United States Dollar 141,118	Citibank NA	37,262
5/9/12	Zambian Kwacha 691,500,000	United States Dollar 135,641	Standard Bank	(3,024)
5/10/12	Thai Baht 615,825,000	United States Dollar 20,157,938	Standard Chartered Bank	(369,473)
6/18/12	Yuan Renminbi 780,000	United States Dollar 123,702	Citibank NA	277
6/18/12	Yuan Renminbi 1,990,000	United States Dollar 299,248	Goldman Sachs International	17,056
6/18/12	Yuan Renminbi 15,300,000	United States Dollar 2,423,340	Standard Chartered Bank	8,546
7/25/12	Ugandan Shilling 795,760,000	United States Dollar 244,038	Standard Chartered Bank	72,729
8/7/12	Ugandan Shilling 726,570,800	United States Dollar 245,132	Standard Chartered Bank	42,426
10/25/12	Ugandan Shilling 690,620,000	United States Dollar 203,375	Standard Chartered Bank	60,335
10/29/12	Ugandan Shilling 843,108,000	United States Dollar 270,270	Citibank NA	51,093
10/29/12	Ugandan Shilling 848,592,000	United States Dollar 268,919	Standard Chartered Bank	54,535
10/31/12	Ugandan Shilling 622,159,200	United States Dollar 201,216	Standard Bank	35,719
11/13/12	Yuan Renminbi 10,940,000	United States Dollar 1,743,426	Bank of America	(3,246)

				$8,727,521

16

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Month/Year	Contracts	Position	Cost	Value	(Depreciation)
3/12	8 Euro-Bobl	Long	$1,287,032	$1,314,538	$27,506
3/12	62 Euro-Bund	Long	10,929,221	11,331,162	401,941
3/12	29 Euro-Buxl	Long	4,560,428	4,820,581	260,153
3/12	18 Euro-Schatz	Short	(2,594,410)	(2,600,062)	(5,652)
3/12	8 Japan 10-Year Bond	Short	(14,863,290)	(14,966,150)	(102,860)
3/12	78 U.S. 10-Year Treasury Note	Short	(10,187,085)	(10,315,500)	(128,415)
3/12	63 U.S. 30-Year Treasury Bond	Short	(9,042,781)	(9,162,562)	(119,781)
4/12	22 Platinum	Long	1,577,710	1,746,910	169,200

					$502,092

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	640	Receives	3-month ILS TELBOR	4.20%	11/19/14	$(7,753)
Bank of America	ILS	600	Receives	3-month ILS TELBOR	4.54	1/6/15	(8,781)
Bank of America	MXN	26,000	Pays	Mexican Interbank Deposit Rate	6.46	9/24/20	49,082
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	6,253
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	7,771
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	195,341
Barclays Bank PLC	ILS	303	Receives	3-month ILS TELBOR	5.15	3/5/20	(10,894)
Barclays Bank PLC	ILS	303	Receives	3-month ILS TELBOR	5.16	3/8/20	(10,934)
Barclays Bank PLC	MXN	48,400	Pays	Mexican Interbank Deposit Rate	7.11	5/21/21	248,206
Barclays Bank PLC	MYR	26,000	Pays	3-month MYR KLIBOR	3.39	11/23/13	43,212
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	97,736
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	195,303
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	111,095
Barclays Bank PLC	PLN	8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	102,817
Barclays Bank PLC	PLN	14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	124,767
Barclays Bank PLC	PLN	24,000	Pays	6-month PLN WIBOR	5.18	11/9/14	65,699
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	42,415
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	59,382
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	(81,390)
Barclays Bank PLC	ZAR	53,700	Pays	3-month JIBAR	7.41	9/24/20	88,131
Citibank NA	MXN	50,000	Pays	Mexican Interbank Deposit Rate	9.08	8/6/13	245,378
Citibank NA	MXN	48,000	Pays	Mexican Interbank Deposit Rate	6.86	11/10/20	190,599
Citibank NA	MYR	37,000	Pays	3-month MYR KLIBOR	3.48	3/4/13	50,802
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	27,408
Credit Suisse International	MXN	42,000	Pays	Mexican Interbank Deposit Rate	6.24	7/31/15	122,768
Credit Suisse International	MXN	45,000	Pays	Mexican Interbank Deposit Rate	5.84	10/1/15	85,941
Credit Suisse International	MXN	41,500	Pays	Mexican Interbank Deposit Rate	6.36	10/23/20	54,098
Credit Suisse International	PLN	10,000	Pays	6-month PLN WIBOR	5.17	6/15/12	86,948
Deutsche Bank	MXN	85,500	Pays	Mexican Interbank Deposit Rate	6.38	6/17/16	296,746
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	192,925
Deutsche Bank	PLN	5,400	Pays	6-month PLN WIBOR	4.85	4/23/14	44,113
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	40,825
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	277,936
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	274,283

17

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Goldman Sachs International	ZAR	31,560	Pays	3-month JIBAR	8.07%	7/7/21	$214,187
HSBC Bank USA	MXN	44,030	Pays	Mexican Interbank Deposit Rate	7.28	12/23/20	274,637
HSBC Bank USA	THB	262,000	Pays	6-month THBFIX	2.67	10/21/15	(109,121)
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26	8/19/20	(45,468)
HSBC Bank USA	THB	159,000	Pays	6-month THBFIX	3.50	11/25/20	16,984
JPMorgan Chase Bank	BRL	41,183	Pays	Brazilian Interbank Deposit Rate	12.62	1/2/13	804,552
JPMorgan Chase Bank	MXN	50,500	Pays	Mexican Interbank Deposit Rate	5.31	9/19/12	13,635
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	22,546
JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	86,492
JPMorgan Chase Bank	PLN	16,600	Pays	6-month PLN WIBOR	4.75	10/11/13	(18,566)
JPMorgan Chase Bank	PLN	31,500	Pays	6-month PLN WIBOR	5.06	11/26/13	20,800
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	26,556
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	11,122
JPMorgan Chase Bank	PLN	15,099	Pays	6-month PLN WIBOR	5.62	4/8/21	418,669
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	(60,189)
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month JIBAR	9.05	10/12/15	426,968
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexican Interbank Deposit Rate	4.82	9/4/14	(20,182)
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexican Interbank Deposit Rate	7.95	12/3/31	134,808
Morgan Stanley & Co. International PLC	PLN	32,000	Pays	6-month PLN WIBOR	4.87	10/26/16	22,735
Standard Bank	ZAR	62,500	Pays	3-month JIBAR	7.98	5/20/19	443,079
Standard Bank	ZAR	22,000	Pays	3-month JIBAR	7.93	6/2/21	129,216
Standard Chartered Bank	BRL	19,000	Pays	Brazilian Interbank Deposit Rate	12.12	1/2/13	347,442

							$6,469,130

BRL	-	Brazilian Real

ILS	-	Israeli Shekel

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract			Current		Upfront	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)
Argentina	Bank of America	$4,959	5.00	%(1)	6/20/13	4.26%	$79,191	$(19,275)	$59,916
Argentina	Bank of America	1,520	5.00	(1)	6/20/13	4.26	24,273	(13,476)	10,797
Argentina	Bank of America	760	5.00	(1)	6/20/13	4.26	12,137	(6,938)	5,199
Argentina	Bank of America	667	5.00	(1)	6/20/13	4.26	10,656	(8,035)	2,621
Argentina	Bank of America	695	5.00	(1)	6/20/13	4.26	11,094	(8,642)	2,452
Argentina	Credit Suisse International	826	5.00	(1)	6/20/13	4.26	13,191	(3,211)	9,980
Argentina	Credit Suisse International	763	5.00	(1)	6/20/13	4.26	12,185	(6,985)	5,200
Argentina	Credit Suisse International	734	5.00	(1)	6/20/13	4.26	11,722	(6,719)	5,003
Argentina	Credit Suisse International	379	5.00	(1)	6/20/13	4.26	6,052	(2,463)	3,589
Argentina	Deutsche Bank	1,500	5.00	(1)	6/20/13	4.26	23,954	(12,768)	11,186
Argentina	Deutsche Bank	734	5.00	(1)	6/20/13	4.26	11,722	(6,719)	5,003
Argentina	Deutsche Bank	668	5.00	(1)	6/20/13	4.26	10,667	(6,111)	4,556
Argentina	Deutsche Bank	695	5.00	(1)	6/20/13	4.26	11,096	(8,643)	2,453
Iceland	JPMorgan Chase Bank	500	1.75		3/20/18	2.93	(29,769)	—	(29,769)
Iceland	JPMorgan Chase Bank	200	2.10		3/20/23	2.97	(13,373)	—	(13,373)
Iceland	JPMorgan Chase Bank	200	2.45		3/20/23	2.97	(7,739)	—	(7,739)

18

		Notional	Contract			Current		Upfront	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)
Panama	Credit Suisse International	$400	1.00	%(1)	12/20/16	1.31%	$(5,337)	$11,866	$6,529
Panama	Credit Suisse International	300	1.00	(1)	12/20/16	1.31	(4,003)	7,826	3,823
Panama	Deutsche Bank	400	1.00	(1)	12/20/16	1.31	(5,337)	10,973	5,636
Panama	Goldman Sachs International	500	1.00	(1)	12/20/16	1.31	(6,672)	14,832	8,160
Panama	Morgan Stanley & Co. International PLC	400	1.00	(1)	12/20/16	1.31	(5,337)	12,401	7,064
Panama	Morgan Stanley & Co. International PLC	400	1.00	(1)	12/20/16	1.31	(5,337)	10,973	5,636
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.67	(12,563)	3,448	(9,115)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.67	(18,544)	4,856	(13,688)
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.67	(13,520)	4,156	(9,364)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.67	(17,946)	5,469	(12,477)
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	1.67	(20,100)	13,750	(6,350)
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	1.67	(18,904)	6,334	(12,570)
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	1.67	(18,544)	5,707	(12,837)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.62	(10,412)	8,671	(1,741)
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.67	(14,596)	4,486	(10,110)
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	1.67	(19,622)	6,574	(13,048)
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	1.67	(19,502)	6,291	(13,211)
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.62	(31,235)	15,844	(15,391)

							$(60,452)	$44,472	$(15,980)

Credit Default Swaps — Buy Protection

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$3,765	$—	$3,765
Austria	Barclays Bank PLC	200	1.42		3/20/14	(1,366)	—	(1,366)
Brazil	Bank of America	825	1.00	(1)	6/20/20	40,581	(32,005)	8,576
Brazil	Bank of America	350	1.00	(1)	6/20/20	17,216	(10,761)	6,455
Brazil	Bank of America	2,900	1.00	(1)	12/20/20	154,485	(82,136)	72,349
Brazil	Bank of America	883	1.00	(1)	12/20/20	47,037	(29,239)	17,798
Brazil	Bank of America	387	1.00	(1)	12/20/20	20,616	(12,535)	8,081
Brazil	Bank of America	120	1.00	(1)	12/20/20	6,393	(3,718)	2,675
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(3,138)	—	(3,138)
Brazil	Barclays Bank PLC	770	1.00	(1)	12/20/20	41,019	(26,093)	14,926
Brazil	Citibank NA	190	1.00	(1)	12/20/20	10,123	(5,957)	4,166
Brazil	Deutsche Bank	1,600	1.00	(1)	12/20/20	85,235	(33,817)	51,418
Brazil	Deutsche Bank	190	1.00	(1)	12/20/20	10,123	(6,645)	3,478
Brazil	HSBC Bank USA	160	1.00	(1)	12/20/20	8,524	(5,016)	3,508
Brazil	Standard Chartered Bank	800	1.00	(1)	12/20/20	42,617	(21,119)	21,498
Brazil	Standard Chartered Bank	150	1.00	(1)	12/20/20	7,992	(4,703)	3,289
China	Bank of America	1,000	1.00	(1)	3/20/17	16,508	(30,658)	(14,150)
China	Barclays Bank PLC	1,648	1.00	(1)	3/20/17	27,205	(45,978)	(18,773)
China	Deutsche Bank	703	1.00	(1)	3/20/17	11,605	(18,640)	(7,035)
China	Deutsche Bank	1,393	1.00	(1)	3/20/17	22,995	(36,935)	(13,940)
Colombia	Bank of America	950	1.00	(1)	9/20/21	50,833	(41,108)	9,725
Colombia	Goldman Sachs International	740	1.00	(1)	9/20/21	39,596	(31,458)	8,138
Colombia	HSBC Bank USA	2,100	1.00	(1)	9/20/21	112,366	(87,273)	25,093
Colombia	Morgan Stanley & Co. International PLC	1,100	1.00	(1)	9/20/21	58,859	(47,598)	11,261
Egypt	Bank of America	550	1.00	(1)	9/20/15	78,304	(19,146)	59,158
Egypt	Barclays Bank PLC	125	1.00	(1)	6/20/15	16,517	(3,447)	13,070
Egypt	Citibank NA	650	1.00	(1)	12/20/15	98,961	(33,981)	64,980
Egypt	Citibank NA	100	1.00	(1)	6/20/20	28,978	(9,296)	19,682

19

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Egypt	Citibank NA	$100	1.00	%(1)	6/20/20	$28,978	$(9,765)	$19,213
Egypt	Credit Suisse International	1,085	1.00	(1)	12/20/15	165,186	(56,725)	108,461
Egypt	Credit Suisse International	375	1.00	(1)	12/20/15	57,092	(18,366)	38,726
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	33,033	(6,820)	26,213
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	19,820	(5,521)	14,299
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	13,215	(4,140)	9,075
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	13,215	(4,276)	8,939
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	17,797	(5,583)	12,214
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	213,144	(54,911)	158,233
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	141,588	(44,227)	97,361
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	28,978	(9,353)	19,625
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	14,490	(4,671)	9,819
Egypt	JPMorgan Chase Bank	100	1.00	(1)	6/20/15	13,214	(4,195)	9,019
Greece	Citibank NA	225	1.00	(1)	6/20/15	185,594	(29,109)	156,485
Guatemala	Citibank NA	458	1.00	(1)	9/20/20	39,028	(30,374)	8,654
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	17,595	(8,884)	8,711
Lebanon	Citibank NA	250	3.30		9/20/14	2,929	—	2,929
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	17,595	(9,018)	8,577
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	13,194	(6,528)	6,666
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	8,796	(4,441)	4,355
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	28,820	(13,263)	15,557
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	9,607	(4,447)	5,160
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	121,706	(66,204)	55,502
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	102,234	(58,293)	43,941
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	42,597	(23,120)	19,477
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	9,607	(4,105)	5,502
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	138,744	(78,371)	60,373
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	105,275	(59,711)	45,564
Philippines	Bank of America	700	1.00	(1)	12/20/15	9,245	(11,796)	(2,551)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(2,440)	—	(2,440)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	361	(2,585)	(2,224)
Philippines	Citibank NA	200	1.84		12/20/14	(4,821)	—	(4,821)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	382	(2,966)	(2,584)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	5,833	(11,296)	(5,463)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	361	(2,584)	(2,223)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	81,558	(70,703)	10,855
South Africa	Bank of America	300	1.00	(1)	12/20/19	22,068	(10,972)	11,096
South Africa	Bank of America	775	1.00	(1)	12/20/20	65,270	(26,527)	38,743
South Africa	Bank of America	525	1.00	(1)	12/20/20	44,216	(19,711)	24,505
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	22,069	(12,684)	9,385
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	7,628	(3,250)	4,378
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	63,166	(27,109)	36,057
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	47,585	(19,268)	28,317
South Africa	Citibank NA	150	1.00	(1)	12/20/19	11,036	(7,211)	3,825
South Africa	Citibank NA	100	1.00	(1)	3/20/20	7,628	(5,072)	2,556
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	7,628	(3,564)	4,064
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	7,628	(4,336)	3,292
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	65,270	(28,204)	37,066
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	66,535	(30,213)	36,322
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	70,746	(39,483)	31,263
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	40,819	(24,554)	16,265
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	51,375	(21,680)	29,695
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	68,641	(29,550)	39,091
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	69,062	(30,214)	38,848
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	7,357	(5,013)	2,344
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	7,357	(6,016)	1,341
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	7,628	(3,501)	4,127
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	7,627	(3,626)	4,001
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	7,628	(5,012)	2,616
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	27,946	(14,073)	13,873
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	119,131	(63,311)	55,820
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	117,428	(63,581)	53,847
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	51,057	(27,233)	23,824
Spain	Citibank NA	300	1.00	(1)	3/20/20	48,416	(6,689)	41,727
Spain	Citibank NA	300	1.00	(1)	3/20/20	48,416	(13,775)	34,641
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	48,416	(6,316)	42,100

20

		Notional		Contract				Upfront	Net Unrealized
		Amount		Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Spain	Deutsche Bank		$300	1.00	%(1)	3/20/20	$48,416	$(13,775)	$34,641
Spain	Deutsche Bank		550	1.00	(1)	6/20/20	90,417	(32,667)	57,750
Spain	Deutsche Bank		3,265	1.00	(1)	12/20/20	555,664	(258,021)	297,643
Spain	Deutsche Bank		670	1.00	(1)	12/20/20	114,026	(61,739)	52,287
Spain	Goldman Sachs International		193	1.00	(1)	9/20/20	32,296	(16,611)	15,685
Thailand	Barclays Bank PLC		400	0.97		9/20/19	23,585	—	23,585
Thailand	Citibank NA		400	0.86		12/20/14	3,133	—	3,133
Thailand	Citibank NA		200	0.95		9/20/19	12,067	—	12,067
Thailand	Goldman Sachs International		1,500	1.00	(1)	3/20/16	24,025	(10,338)	13,687
Thailand	JPMorgan Chase Bank		200	0.87		12/20/14	1,507	—	1,507
Uruguay	Citibank NA		100	1.00	(1)	6/20/20	7,525	(6,399)	1,126
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	7,525	(6,249)	1,276
Venezuela	Barclays Bank PLC		300	5.00	(1)	12/20/21	56,203	(77,819)	(21,616)
Venezuela	Barclays Bank PLC		400	5.00	(1)	12/20/21	74,938	(101,856)	(26,918)
Venezuela	Barclays Bank PLC		400	5.00	(1)	12/20/21	74,939	(103,003)	(28,064)
Venezuela	Barclays Bank PLC		560	5.00	(1)	12/20/21	104,913	(136,359)	(31,446)
Venezuela	Barclays Bank PLC		592	5.00	(1)	12/20/21	110,907	(146,159)	(35,252)
Venezuela	Barclays Bank PLC		584	5.00	(1)	12/20/21	109,408	(153,039)	(43,631)
Venezuela	Deutsche Bank		843	5.00	(1)	12/20/21	157,930	(206,836)	(48,906)
Banco de Sabadell, S.A.	JPMorgan Chase Bank		110	3.00	(1)	3/20/15	17,682	(451)	17,231
Citigroup, Inc.	Bank of America		490	1.00	(1)	9/20/20	46,398	(26,791)	19,607
Citigroup, Inc.	JPMorgan Chase Bank		490	1.00	(1)	9/20/20	46,398	(28,340)	18,058
Erste Group Bank AG	Barclays Bank PLC		110	1.00	(1)	3/20/15	12,968	(4,890)	8,078
ING Verzekeringen N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	3,845	(2,200)	1,645
OAO Gazprom	Deutsche Bank		100	1.00	(1)	9/20/20	14,967	(10,664)	4,303
Rabobank Nederland N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	2,037	(64)	1,973
Raiffeisen Zentralbank	Barclays Bank PLC		110	1.00	(1)	3/20/15	10,563	(6,602)	3,961
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs International	EUR	920	1.00	(1)	12/20/16	61,928	(102,574)	(40,646)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs International	EUR	1,590	5.00	(1)	12/20/16	(117,692)	(8,767)	(126,459)

							$5,692,794	$(3,489,574)	$2,203,220

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $27,465,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

21

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Commodity	Futures Contracts*	$169,200	$—

		$169,200	$—

Credit	Credit Default Swaps	$6,060,191	$(427,849)

		$6,060,191	$(427,849)

Equity Price	Put Options Purchased	$98,184	$—

		$98,184	$—

Foreign Exchange	Currency Options Purchased	$24,735	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	10,881,966	(3,240,851)

		$10,906,701	$(3,240,851)

Interest Rate	Futures Contracts*	$689,600	$(356,708)
Interest Rate	Interest Rate Swaps	6,842,408	(373,278)

		$7,532,008	$(729,986)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$766,036,914

Gross unrealized appreciation	$23,647,022
Gross unrealized depreciation	(42,518,138)

Net unrealized depreciation	$(18,871,116)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$590,888,262	$—	$590,888,262
Mortgage Pass-Throughs	—	12,394,649	—	12,394,649
U.S. Government Agency Obligations	—	8,178,035	—	8,178,035
Precious Metals	7,595,020	—	—	7,595,020
Currency Options Purchased	—	24,735	—	24,735
Put Options Purchased	—	98,184	—	98,184
Short-Term Investments —
Foreign Government Securities	—	70,708,000	—	70,708,000
U.S. Treasury Obligations	—	12,403,902	—	12,403,902
Repurchase Agreements	—	24,601,750	—	24,601,750
Other	—	20,273,261	—	20,273,261

Total Investments	$7,595,020	$739,570,778	$—	$747,165,798

Forward Foreign Currency Exchange Contracts	$—	$10,881,966	$—	$10,881,966
Swap Contracts	—	12,902,599	—	12,902,599
Futures Contracts	858,800	—	—	858,800

Total	$8,453,820	$763,355,343	$—	$771,809,163

Liability Description

Securities Sold Short	$—	$(24,389,874)	$—	$(24,389,874)
Forward Foreign Currency Exchange Contracts	—	(3,240,851)	—	(3,240,851)
Swap Contracts	—	(801,127)	—	(801,127)
Futures Contracts	(356,708)	—	—	(356,708)

Total	$(356,708)	$(28,431,852)	$—	$(28,788,560)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

23

Eaton Vance
Floating-Rate & High Income Fund
January 31, 2012 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2012, the Fund owned 8.4% of Floating Rate Portfolio’s outstanding interests and 19.9% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2012 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Floating Rate Portfolio (identified cost, $843,778,102)	$812,546,951	82.6%

High Income Opportunities Portfolio (identified cost, $175,230,714)	173,605,178	17.6

Total Investments in Affiliated Portfolios (identified cost, $1,019,008,816)	$986,152,129	100.2%

Other Assets, Less Liabilities	$(2,262,654)	(0.2)%

Net Assets	$983,889,475	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2012 and October 31, 2011, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Floating Rate Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a Portfolio of Investments) for High Income Opportunities Portfolio at January 31, 2012 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance
Floating-Rate Fund
January 31, 2012 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2012, the value of the Fund’s investment in the Portfolio was $8,007,421,374 and the Fund owned 83.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Floating Rate Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 93.1%(1)

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Aerospace and Defense — 1.7%
DAE Aviation Holdings, Inc.
Revolving Loan, 3.44%, Maturing July 31, 2013(2)		20,000	$19,000,000
Term Loan, 5.56%, Maturing July 31, 2014		20,262	19,907,262
Term Loan, 5.56%, Maturing July 31, 2014		20,523	20,164,020
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017		7,065	7,064,500
Dundee Holdco 4, Ltd.
Term Loan, 4.30%, Maturing May 15, 2015		3,559	3,108,799
Term Loan, 4.78%, Maturing July 13, 2015	GBP	650	892,558
Term Loan, 5.28%, Maturing July 13, 2015	GBP	650	892,558
Term Loan, 4.80%, Maturing May 13, 2016		3,559	3,108,799
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		30,429	28,755,681
Sequa Corp.
Term Loan, 3.83%, Maturing December 3, 2014		1,989	1,966,257
Term Loan, 6.25%, Maturing December 3, 2014		3,025	3,052,730
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		15,825	15,913,063
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		27,664	27,664,172
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		1,989	1,996,060
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017		11,289	11,105,323

			$164,591,782

Air Transport — 0.3%
Evergreen International Aviation, Inc.
Term Loan, 12.25%, Maturing June 30, 2015		11,727	$10,407,324
Orbitz Worldwide, Inc.
Term Loan, 3.40%, Maturing July 25, 2014		19,959	17,414,150

			$27,821,474

Automotive — 4.7%
Allison Transmission, Inc.
Term Loan, 2.79%, Maturing August 7, 2014		68,946	$68,333,679
Autoparts Holdings, Ltd.
Term Loan, 6.50%, Maturing July 28, 2017		8,086	8,111,269
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017		66,481	65,245,746
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017		9,555	9,566,474
Federal-Mogul Corp.
Term Loan, 2.23%, Maturing December 29, 2014		41,248	39,521,178
Term Loan, 2.22%, Maturing December 28, 2015		23,516	22,531,568
Financiere Truck (Investissement)
Term Loan, 1.69%, Maturing February 15, 2013(2)(3)	GBP	2,156	3,148,970
Term Loan, 3.59%, Maturing February 15, 2013	EUR	1,411	1,709,935
Ford Motor Co.
Revolving Loan, 0.25%, Maturing December 15, 2013(2)		4,852	4,822,078
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.78%, Maturing April 30, 2014		71,367	69,805,660

1

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017		11,302	$11,274,119
Metaldyne Company, LLC
Term Loan, 5.25%, Maturing May 18, 2017		23,607	23,636,164
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		5,445	5,445,000
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018		20,097	20,218,031
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		3,000	3,003,000
Tenneco, Inc.
Term Loan, 5.30%, Maturing March 17, 2014		5,550	5,439,000
TI Automotive, Ltd.
Term Loan, 9.50%, Maturing July 29, 2016		4,444	4,465,969
Tomkins, LLC
Term Loan, 4.25%, Maturing September 29, 2015		7,355	7,364,672
Term Loan, 4.25%, Maturing September 29, 2016		29,758	29,781,517
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017		13,955	13,937,431
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		3,428	3,440,667
Veyance Technologies, Inc.
Term Loan, 2.78%, Maturing July 31, 2014		4,346	4,121,829
Term Loan, 2.78%, Maturing July 31, 2014		26,869	25,485,487
Term Loan - Second Lien, 6.02%, Maturing July 31, 2015		2,000	1,744,150

			$452,153,593

Beverage and Tobacco — 0.0%(4)
Maine Beverage Co., LLC
Term Loan, 2.33%, Maturing March 31, 2013		599	$575,143

			$575,143

Building and Development — 1.5%
401 North Wabash Venture, LLC
Term Loan, 6.80%, Maturing July 27, 2012(3)		7,269	$6,105,887
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		16,848	16,866,119
Beacon Sales Acquisition, Inc.
Term Loan, 2.48%, Maturing September 30, 2013		3,773	3,675,879
Forestar Real Estate Group, Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(2)		1,675	1,574,712
Term Loan, 6.50%, Maturing August 6, 2015		13,570	13,094,991
Goodman Global, Inc.
Term Loan, 5.75%, Maturing October 28, 2016		16,950	17,045,308
Materis SAS
Term Loan, 3.10%, Maturing April 27, 2014	EUR	2,114	2,316,979
Term Loan, 3.48%, Maturing April 27, 2015	EUR	2,254	2,469,779
NCI Building Systems, Inc.
Term Loan, 6.50%, Maturing April 18, 2014		3,240	3,150,800
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		8,800	8,440,966
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		12,730	12,698,247
Realogy Corp.
Term Loan, 3.25%, Maturing October 10, 2013		1,045	1,031,062
Term Loan, 3.44%, Maturing October 10, 2013		10,271	10,133,001
Term Loan, 4.53%, Maturing October 10, 2016		359	336,147
Term Loan, 4.69%, Maturing October 10, 2016		4,570	4,274,385
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 24, 2019		12,800	12,800,000

2

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
WCI Communities, Inc.
Term Loan, 10.03%, Maturing September 2, 2016(3)		3,786	$3,648,409
Woodlands Land Development Co. LP (The)
Term Loan, 5.00%, Maturing March 7, 2014		20,000	19,700,000

			$139,362,671

Business Equipment and Services — 8.0%
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		28,966	$28,676,500
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		40,505	40,310,136
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016		41,256	37,491,466
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017		13,300	13,316,185
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		5,182	5,164,718
Term Loan, 3.03%, Maturing February 21, 2015		16,555	15,468,373
Audatex North America, Inc.
Term Loan, 3.19%, Maturing May 16, 2014	EUR	2,900	3,717,807
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		9,775	9,726,125
Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.88%, Maturing February 7, 2014		18,961	15,998,317
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016		13,934	14,047,466
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		16,979	16,807,298
Catalina Marketing Corp.
Term Loan, 3.02%, Maturing October 1, 2014		5,918	5,708,573
ClientLogic Corp.
Term Loan, 7.33%, Maturing January 30, 2017		9,682	9,198,232
Term Loan, 7.48%, Maturing January 30, 2017	EUR	569	700,163
DynCorp International, LLC
Term Loan, 6.25%, Maturing July 7, 2016		11,683	11,653,512
Education Management, LLC
Term Loan, 2.38%, Maturing June 3, 2013		18,563	17,921,223
Endurance International Group, Inc. (The)
Term Loan, 7.75%, Maturing December 20, 2017		9,975	9,962,531
Genesys Telecommunications Laboratories, Inc.
Term Loan, Maturing January 25, 2019(5)		7,400	7,411,566
Go Daddy Operating Company, LLC
Term Loan, 7.00%, Maturing December 17, 2018		19,900	20,029,476
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017		15,077	15,137,936
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		33,208	33,194,012
Kronos, Inc.
Term Loan, 5.33%, Maturing June 9, 2017		13,740	13,576,382
Term Loan, 6.25%, Maturing December 28, 2017		9,900	9,782,438
Term Loan - Second Lien, 10.58%, Maturing June 8, 2018		3,000	3,018,750
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		20,510	20,586,889
Meritas, LLC
Term Loan, 7.50%, Maturing July 28, 2017		13,492	13,356,909
Mitchell International, Inc.
Term Loan, 2.63%, Maturing March 28, 2014		1,944	1,860,452
Term Loan - Second Lien, 5.88%, Maturing March 30, 2015		1,500	1,387,500
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		10,286	10,307,282

3

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
N.E.W. Holdings I, LLC
Term Loan, 6.00%, Maturing March 23, 2016		14,193	$13,039,914
National CineMedia, LLC
Term Loan, 2.05%, Maturing February 13, 2015		3,328	3,272,475
Protection One Alarm Monitoring, Inc.
Term Loan, 6.00%, Maturing June 4, 2016		12,230	12,291,075
Quantum Corp.
Term Loan, 3.77%, Maturing July 14, 2014		1,505	1,479,142
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		59,377	59,265,531
Res-Care, Inc.
Term Loan, 7.25%, Maturing December 22, 2016		13,901	13,345,319
Sabre, Inc.
Term Loan, 2.35%, Maturing September 30, 2014		46,499	41,686,660
Sensus USA, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		11,066	11,045,626
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		9,232	9,254,829
SunGard Data Systems, Inc.
Term Loan, 2.04%, Maturing February 28, 2014		23,227	22,994,388
Term Loan, 3.77%, Maturing February 28, 2014		5,800	5,794,076
Term Loan, 4.04%, Maturing February 26, 2016		49,647	49,584,619
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		5,945	5,932,741
Transaction Network Service, Inc.
Term Loan, 6.00%, Maturing November 18, 2015		2,246	2,238,472
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		30,519	30,633,823
Travelport, LLC
Term Loan, 3.08%, Maturing August 23, 2013		154	135,005
Term Loan, 3.08%, Maturing August 23, 2013		595	522,729
Term Loan, 5.08%, Maturing August 21, 2015		8,217	6,955,983
Term Loan, 5.08%, Maturing August 21, 2015		20,702	17,524,454
Term Loan, 5.08%, Maturing August 21, 2015		25,941	21,959,228
Term Loan, 5.80%, Maturing August 21, 2015	EUR	1,481	1,621,918
U.S. Security Holdings, Inc.
Term Loan, 1.50%, Maturing July 28, 2017(2)		1,618	1,598,900
Term Loan, 7.00%, Maturing July 28, 2017		8,286	8,189,779
West Corp.
Term Loan, 4.53%, Maturing July 15, 2016		6,545	6,563,727
Term Loan, 4.64%, Maturing July 15, 2016		18,182	18,240,983

			$770,689,613

Cable and Satellite Television — 3.8%
Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		8,855	$8,788,332
BBHI Acquisition, LLC
Term Loan, 4.50%, Maturing December 14, 2017		4,831	4,824,937
Cequel Communications, LLC
Term Loan, 2.30%, Maturing November 5, 2013		48,556	48,425,052
Charter Communications Operating, LLC
Term Loan, 3.83%, Maturing September 6, 2016		36,816	36,654,508
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		9,965	9,915,175
CSC Holdings, Inc.
Term Loan, 3.27%, Maturing March 29, 2016		23,285	23,144,700
Term Loan, 3.52%, Maturing March 29, 2016		3,593	3,585,270
Insight Midwest Holdings, LLC
Term Loan, 2.05%, Maturing April 7, 2014		23,283	23,221,252

4

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Kabel Deutschland GmbH
Term Loan, Maturing January 20, 2019(5)		14,825	$14,850,944
Lavena Holdings 4 GmbH
Term Loan, 3.81%, Maturing March 6, 2015	EUR	2,822	3,138,712
Term Loan, 4.06%, Maturing March 4, 2016	EUR	2,822	3,138,712
MCC Iowa, LLC
Term Loan, 1.95%, Maturing January 30, 2015		7,479	7,235,585
Term Loan, 1.95%, Maturing January 30, 2015		7,600	7,353,000
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,121	10,108,224
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		18,896	18,258,021
Term Loan, 5.50%, Maturing March 31, 2017		2,933	2,917,838
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,354	10,153,008
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		23,116	23,029,024
P7S1 Broadcasting Holding II B.V.
Term Loan, 3.97%, Maturing July 1, 2016	EUR	5,546	6,877,137
UPC Broadband Holding B.V.
Term Loan, 4.78%, Maturing December 31, 2016	EUR	37,765	48,225,458
Term Loan, 5.03%, Maturing December 29, 2017	EUR	2,000	2,568,682
UPC Financing Partnership
Term Loan, 3.80%, Maturing December 30, 2016		5,061	4,972,597
Term Loan, 3.80%, Maturing December 29, 2017		20,793	20,559,070
Term Loan, 4.75%, Maturing December 29, 2017		4,575	4,569,318
YPSO Holding SA
Term Loan, 4.23%, Maturing June 6, 2016(3)	EUR	2,391	2,610,761
Term Loan, 4.23%, Maturing June 6, 2016(3)	EUR	3,901	4,251,156
Term Loan, 4.23%, Maturing June 6, 2016(3)	EUR	6,739	7,343,580
Term Loan, 4.98%, Maturing December 29, 2017(3)	EUR	967	1,051,324

			$361,771,377

Chemicals and Plastics — 4.2%
Arizona Chemical, Inc.
Term Loan, 7.25%, Maturing December 22, 2017		15,800	$15,934,300
Celanese U.S. Holdings, LLC
Term Loan, 4.05%, Maturing October 31, 2016	EUR	673	883,120
Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		8,200	8,282,000
Cristal Inorganic Chemicals US, Inc.
Term Loan, 2.83%, Maturing May 15, 2014		4,277	4,280,041
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		4,229	4,232,707
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		6,983	7,013,048
Term Loan, 6.25%, Maturing August 2, 2017	EUR	1,995	2,600,590
Houghton International, Inc.
Revolving Loan, 0.50%, Maturing January 30, 2016(2)		1,280	1,235,200
Revolving Loan, 2.12%, Maturing January 30, 2016(2)		320	308,800
Term Loan, 6.75%, Maturing January 29, 2016		14,939	14,995,046
Huntsman International, LLC
Term Loan, 1.93%, Maturing April 21, 2014		2,584	2,565,173
Term Loan, 2.59%, Maturing June 30, 2016		5,333	5,243,051
Term Loan, 2.90%, Maturing April 19, 2017		14,543	14,368,191
INEOS Holdings, Ltd.
Term Loan, 7.50%, Maturing December 16, 2013	EUR	2,248	3,090,923
Term Loan, 8.00%, Maturing December 16, 2014	EUR	2,233	3,069,840

5

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Ineos US Finance, LLC
Term Loan, 7.50%, Maturing December 16, 2013		20,734	$21,498,160
Term Loan, 8.00%, Maturing December 16, 2014		21,377	22,165,684
MacDermid, Inc.
Term Loan, 2.27%, Maturing April 11, 2014		5,531	5,434,297
Momentive Performance Materials USA, Inc.
Term Loan, 2.45%, Maturing December 4, 2013		4,750	4,672,813
Term Loan, 2.98%, Maturing December 4, 2013	EUR	9,870	12,345,780
Term Loan, 3.81%, Maturing May 5, 2015		21,695	21,288,449
Term Loan, 4.23%, Maturing May 5, 2015	EUR	4,948	6,213,236
Momentive Specialty Chemicals, Inc.
Term Loan, 2.25%, Maturing May 3, 2013		12,368	11,997,368
Term Loan, 2.69%, Maturing May 6, 2013		216	211,731
Term Loan, 2.88%, Maturing May 6, 2013		1,715	1,688,499
Term Loan, 2.88%, Maturing May 6, 2013		3,990	3,928,074
Term Loan, 4.06%, Maturing May 5, 2015		13,357	13,191,227
Term Loan, 4.19%, Maturing May 5, 2015		4,127	4,052,528
Term Loan, 4.38%, Maturing May 5, 2015		6,914	6,827,720
Term Loan, 4.38%, Maturing May 5, 2015		7,079	6,887,548
Term Loan, 5.14%, Maturing May 5, 2015	EUR	1,080	1,385,319
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		16,708	16,812,551
Omnova Solutions, Inc.
Term Loan, 5.75%, Maturing May 31, 2017		15,101	14,949,718
Polyone Corp.
Term Loan, 5.00%, Maturing December 20, 2017		7,600	7,637,050
Solutia, Inc.
Revolving Loan, 0.93%, Maturing March 17, 2015(2)		5,000	5,025,000
Term Loan, 3.50%, Maturing August 1, 2017		14,911	14,955,905
Styron S.A.R.L., LLC
Term Loan, 6.00%, Maturing August 2, 2017		40,466	37,026,619
Taminco Global Chemical Corp.
Term Loan, Maturing January 25, 2019(5)		4,550	4,568,009
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		73,660	72,941,927

			$405,807,242

Clothing/Textiles — 0.1%
Phillips-Van Heusen Corp.
Term Loan, 4.11%, Maturing May 6, 2016	EUR	805	$1,050,878
Warnaco, Inc.
Term Loan, 3.75%, Maturing June 15, 2018		3,930	3,940,076

			$4,990,954

Conglomerates — 1.4%
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014		1,040	$1,024,573
Term Loan, 7.75%, Maturing September 22, 2014		2,569	2,510,770
Term Loan, 8.25%, Maturing September 22, 2014		416	408,411
Rexnord Corp.
Term Loan, 2.56%, Maturing July 19, 2013		6,894	6,816,216
Term Loan, 2.97%, Maturing July 19, 2013		30,406	30,225,034
RGIS Holdings, LLC
Term Loan, 3.08%, Maturing April 30, 2014		937	920,764
Term Loan, 3.08%, Maturing April 30, 2014		20,109	19,757,067
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		27,771	27,857,385
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		48,650	48,519,211

			$138,039,431

6

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Containers and Glass Products — 2.3%
Berry Plastics Corp.
Term Loan, 2.29%, Maturing April 3, 2015		29,370	$28,627,021
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		2,796	2,791,573
Term Loan, 4.50%, Maturing February 23, 2018		30,334	30,283,085
Consolidated Container Co., LLC
Term Loan, 2.50%, Maturing March 28, 2014		15,108	14,551,293
Graphic Packaging International, Inc.
Term Loan, 2.36%, Maturing May 16, 2014		15,189	15,197,043
Hilex Poly Co., LLC
Term Loan, 11.25%, Maturing November 16, 2015		4,500	4,567,500
Pelican Products, Inc.
Term Loan, 5.05%, Maturing March 7, 2017		7,079	7,051,956
Reynolds Group Holdings, Inc.
Term Loan, 6.50%, Maturing February 9, 2018		67,936	68,296,917
Term Loan, 6.50%, Maturing August 9, 2018		39,447	39,656,710
Sealed Air Corp.
Term Loan, 4.75%, Maturing October 3, 2018		4,123	4,176,924
Term Loan, 5.50%, Maturing October 3, 2018	EUR	988	1,303,001
TricorBraun, Inc.
Term Loan, 2.55%, Maturing July 31, 2013		1,591	1,565,287

			$218,068,310

Cosmetics/Toiletries — 0.2%
Bausch & Lomb, Inc.
Term Loan, 3.52%, Maturing April 24, 2015		3,912	$3,903,908
Term Loan, 3.76%, Maturing April 24, 2015		17,709	17,672,414
Huish Detergents, Inc.
Term Loan, 2.27%, Maturing April 25, 2014		1,959	1,785,115

			$23,361,437

Drugs — 0.8%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		20,221	$19,993,267
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018		13,217	13,336,739
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018		6,151	6,181,907
Warner Chilcott Co., LLC
Term Loan, 3.75%, Maturing March 17, 2016		3,706	3,701,963
Term Loan, 4.25%, Maturing March 15, 2018		7,620	7,630,702
Term Loan, 4.25%, Maturing March 15, 2018		15,240	15,261,403
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		10,477	10,492,215

			$76,598,196

Ecological Services and Equipment — 0.0%(4)
Big Dumpster Merger Sub, Inc.
Term Loan, 2.53%, Maturing February 5, 2013		679	$569,011
Term Loan, 2.53%, Maturing February 5, 2013		1,614	1,351,400
Environmental Systems Products Holdings, Inc.
Term Loan - Second Lien, 14.50%, Maturing September 12, 2014(6)		156	146,234

			$2,066,645

Electronics/Electrical — 6.5%
Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		14,726	$14,339,443
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		26,821	26,837,733

7

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		24,271	$23,896,629
Bentley Systems, Inc.
Term Loan, 5.75%, Maturing February 10, 2017		5,767	5,766,750
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		8,506	8,420,676
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018		34,400	34,486,150
CPI International, Inc.
Term Loan, 5.00%, Maturing February 9, 2017		10,420	10,211,355
Dealer Computer Services, Inc.
Term Loan, 2.77%, Maturing April 21, 2016		2,375	2,362,829
Term Loan, 3.75%, Maturing April 20, 2018		21,218	21,302,721
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		21,865	21,441,488
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		33,457	32,996,843
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016		8,422	8,112,012
Term Loan, 5.50%, Maturing May 31, 2016		17,780	17,147,240
FCI International S.A.S.
Term Loan, 3.66%, Maturing November 1, 2013		434	423,399
Term Loan, 3.66%, Maturing November 1, 2013		434	423,399
Term Loan, 3.66%, Maturing November 1, 2013		451	439,794
Term Loan, 3.66%, Maturing November 1, 2013		451	439,794
Term Loan, 3.66%, Maturing November 1, 2013		796	776,403
Term Loan, 3.66%, Maturing November 1, 2013		1,573	1,534,793
Term Loan, 3.66%, Maturing November 1, 2013		1,916	1,869,467
Freescale Semiconductor, Inc.
Term Loan, 4.55%, Maturing December 1, 2016		50,483	49,523,250
Infogroup, Inc.
Term Loan, 5.75%, Maturing May 22, 2018		11,240	10,614,457
Infor Enterprise Solutions Holdings
Term Loan, 5.67%, Maturing July 28, 2015	EUR	2,847	3,565,522
Term Loan, 6.02%, Maturing July 28, 2015		18,839	18,368,211
Term Loan, 6.02%, Maturing July 28, 2015		41,151	40,314,989
Term Loan, 7.25%, Maturing July 28, 2015		4,925	4,851,125
Term Loan - Second Lien, 6.52%, Maturing March 3, 2014		550	481,250
Term Loan - Second Lien, 6.52%, Maturing March 3, 2014		950	846,925
Microsemi Corp.
Term Loan, 5.75%, Maturing February 2, 2018		19,052	19,195,142
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018		11,671	11,765,575
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017		31,179	30,607,629
Term Loan, 5.50%, Maturing March 3, 2017		17,381	17,229,350
Open Solutions, Inc.
Term Loan, 2.69%, Maturing January 23, 2014		9,899	9,052,258
Rovi Solutions Corp.
Term Loan, 4.00%, Maturing February 7, 2018		4,963	4,981,109
SafeNet, Inc.
Term Loan, 2.77%, Maturing April 12, 2014		14,251	13,871,451
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018		39,793	39,847,141
Serena Software, Inc.
Term Loan, 4.54%, Maturing March 10, 2016		10,010	9,809,741
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016		6,769	6,786,157

8

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
SkillSoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017	3,641	$3,663,631
Term Loan, 6.50%, Maturing May 26, 2017	4,914	4,928,900
Sophia, L.P.
Term Loan, 6.25%, Maturing July 13, 2018	16,400	16,538,383
Spansion, LLC
Term Loan, 4.75%, Maturing February 9, 2015	8,444	8,449,344
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	13,855	13,855,375
VeriFone Inc.
Term Loan, 4.25%, Maturing December 31, 2018	12,425	12,466,077
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	21,567	21,351,617
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	25,957	24,777,992

		$630,971,519

Equipment Leasing — 0.5%
BakerCorp. International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	14,980	$14,998,475
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016	11,192	11,281,376
International Lease Finance Corp.
Term Loan, 6.75%, Maturing March 17, 2015	23,138	23,312,003

		$49,591,854

Farming/Agriculture — 0.1%
Wm. Bolthouse Farms, Inc.
Term Loan, 5.50%, Maturing February 11, 2016	11,874	$11,852,118

		$11,852,118

Financial Intermediaries — 3.8%
AmWINS Group, Inc.
Revolving Loan, 2.29%, Maturing June 8, 2012(2)	7,500	$7,304,250
Term Loan, 4.83%, Maturing June 8, 2013	12,408	12,175,439
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017	15,700	15,543,000
CB Richard Ellis Services, Inc.
Term Loan, 3.52%, Maturing March 5, 2018	7,996	7,925,575
Term Loan, 3.80%, Maturing September 4, 2019	8,546	8,471,559
Citco III, Ltd.
Term Loan, 5.50%, Maturing June 29, 2018	25,482	24,558,277
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	18,391	18,436,642
First Data Corp.
Term Loan, 3.03%, Maturing September 24, 2014	18,401	17,469,832
Term Loan, 3.03%, Maturing September 24, 2014	19,812	18,808,902
Term Loan, 3.03%, Maturing September 24, 2014	24,983	23,711,231
Term Loan, 4.28%, Maturing March 23, 2018	15,843	13,948,018
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.31%, Maturing December 5, 2016	8,853	8,520,759
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	9,096	9,118,565
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	20,570	20,432,763
LPL Holdings, Inc.
Term Loan, 2.09%, Maturing June 28, 2013	4,455	4,449,892
Term Loan, 5.25%, Maturing June 25, 2015	23,418	23,535,514
Term Loan, 5.25%, Maturing June 28, 2017	15,262	15,338,224

9

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017		8,831	$8,874,778
Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018		8,577	8,609,620
Nuveen Investments, Inc.
Term Loan, 3.51%, Maturing November 13, 2014		21,731	21,372,425
Term Loan, 6.01%, Maturing May 12, 2017		39,459	39,255,532
Term Loan, 7.25%, Maturing May 13, 2017		6,250	6,270,887
RJO Holdings Corp.
Term Loan, 6.29%, Maturing December 10, 2015(6)		63	51,347
Term Loan, 7.04%, Maturing December 10, 2015(6)		1,995	1,507,700
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018		29,701	29,765,735

			$365,456,466

Food Products — 4.4%
American Seafoods Group, LLC
Term Loan, 4.25%, Maturing March 8, 2018		10,126	$9,873,039
BL Marketing, Ltd. (Weetabix)
Term Loan, 4.79%, Maturing December 31, 2015	GBP	2,625	4,082,186
Term Loan, 7.65%, Maturing June 30, 2017	GBP	2,500	3,768,791
Dean Foods Co.
Term Loan, 2.08%, Maturing April 2, 2014		31,729	30,965,922
Term Loan, 3.27%, Maturing April 2, 2014		6,775	6,684,069
Del Monte Foods Co.
Term Loan, 4.50%, Maturing March 8, 2018		95,871	93,833,490
Dole Food Co., Inc.
Term Loan, 5.04%, Maturing July 6, 2018		13,138	13,191,859
Farley’s & Sathers Candy Company, Inc.
Term Loan, 6.50%, Maturing March 30, 2018		9,429	9,334,462
High Liner Foods, Inc.
Term Loan, 7.00%, Maturing January 3, 2018		9,675	9,759,656
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018		27,370	27,458,952
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		25,763	25,801,041
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		71,059	71,117,805
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		19,630	19,592,857
Pinnacle Foods Finance, LLC
Revolving Loan, 0.94%, Maturing April 2, 2013(2)		4,000	3,720,000
Term Loan, 2.87%, Maturing April 2, 2014		38,489	38,256,534
Term Loan, 6.00%, Maturing April 2, 2014		4,886	4,926,630
Solvest, Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		24,399	24,499,166
United Biscuits (UK), Ltd.
Term Loan - Second Lien, 4.78%, Maturing June 15, 2016	GBP	1,500	2,205,333
Windsor Quality Food Co., Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		21,054	20,738,190

			$419,809,982

Food Service — 3.9%
Aramark Corp.
Term Loan, 2.45%, Maturing January 24, 2014		950	$940,500
Term Loan, 2.17%, Maturing January 27, 2014		3,254	3,229,045
Term Loan, 2.45%, Maturing January 27, 2014		19,105	18,958,109
Term Loan, 3.55%, Maturing July 26, 2016		4,450	4,420,348
Term Loan, 3.83%, Maturing July 26, 2016		46,440	46,126,986

10

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Buffets, Inc.
Term Loan, 0.00%, Maturing April 21, 2015(7)		9,206	$3,866,703
Term Loan, 0.00%, Maturing April 22, 2015(7)		1,258	525,030
DIP Term Loan, Maturing June 16, 2016(5)		3,000	3,000,000
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		64,458	64,388,600
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		12,426	12,464,831
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		23,263	23,263,301
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		50,490	50,512,328
NPC International, Inc.
Term Loan, 6.75%, Maturing December 28, 2018		4,875	4,917,656
OSI Restaurant Partners, LLC
Term Loan, 2.72%, Maturing June 14, 2013		6,636	6,493,743
Term Loan, 4.99%, Maturing June 14, 2014		71,016	69,494,737
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		7,504	7,508,440
Selecta
Term Loan, 2.47%, Maturing July 2, 2015	CHF	18,405	15,995,524
SSP Financing, Ltd.
Term Loan, 2.35%, Maturing December 17, 2016		5,115	4,122,180
U.S. Foodservice, Inc.
Term Loan, 2.78%, Maturing July 3, 2014		33,069	31,546,053

			$371,774,114

Food/Drug Retailers — 3.3%
Alliance Boots Holdings, Ltd.
Term Loan, 3.43%, Maturing July 9, 2015	EUR	20,814	$26,111,577
Term Loan, 3.63%, Maturing July 9, 2015	GBP	29,000	42,099,487
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		54,295	53,955,656
Rite Aid Corp.
Term Loan, 2.04%, Maturing June 4, 2014		68,472	66,960,290
Term Loan, 4.50%, Maturing March 2, 2018		36,561	35,921,571
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013		35,774	35,908,364
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018		54,819	54,926,188

			$315,883,133

Forest Products — 0.0%(4)
Xerium Technologies, Inc.
Term Loan, 5.50%, Maturing May 22, 2017		4,297	$4,259,584

			$4,259,584

Health Care — 11.7%
1-800 Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015		7,592	$7,592,389
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		6,900	6,831,000
Term Loan, 4.50%, Maturing June 30, 2017		31,845	31,566,542
Alliance Healthcare Services
Term Loan, 7.25%, Maturing June 1, 2016		11,925	10,494,050
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		10,434	10,473,407
Term Loan, 6.50%, Maturing September 18, 2015		9,127	9,161,137
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		6,425	6,400,880
Term Loan, 8.50%, Maturing April 14, 2015		6,425	6,400,880

11

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Biomet, Inc.
Term Loan, 3.47%, Maturing March 25, 2015		58,072	$57,780,559
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		22,005	20,799,727
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019(3)	EUR	870	958,366
Catalent Pharma Solutions
Term Loan, 2.52%, Maturing April 10, 2014		15,202	14,992,672
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 30, 2016		6,814	6,786,382
Community Health Systems, Inc.
Term Loan, 2.52%, Maturing July 25, 2014		3,902	3,859,754
Term Loan, 2.76%, Maturing July 25, 2014		89,270	88,302,670
Term Loan, 3.96%, Maturing January 25, 2017		29,185	28,815,938
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		13,432	13,377,793
CRC Health Corp.
Term Loan, 5.08%, Maturing November 16, 2015		30,015	27,313,943
Dako EQT Project Delphi
Term Loan, 3.39%, Maturing May 31, 2016	EUR	3,099	3,635,573
Term Loan, 2.70%, Maturing June 12, 2016		1,568	1,393,828
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,649	10,722,680
DJO Finance, LLC
Term Loan, 3.27%, Maturing May 20, 2014		16,675	16,257,919
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018		27,629	24,969,677
Emergency Medical Services Corp.
Term Loan, 5.25%, Maturing May 25, 2018		29,631	29,617,062
Fenwal, Inc.
Term Loan, 2.77%, Maturing February 28, 2014		495	480,030
Term Loan, 2.77%, Maturing February 28, 2014		2,886	2,799,353
Grifols, Inc.
Term Loan, 6.00%, Maturing June 1, 2017		35,099	35,306,304
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016		19,909	19,701,825
HCA, Inc.
Term Loan, 3.83%, Maturing March 31, 2017		54,269	53,153,197
Term Loan, 3.52%, Maturing May 1, 2018		39,850	39,023,126
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		33,400	33,097,329
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		12,126	12,024,706
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		8,479	8,560,002
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		30,848	29,902,841
Term Loan, 6.75%, Maturing May 15, 2018		15,806	15,380,788
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		17,718	17,142,546
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		54,000	55,036,800
Lifepoint Hospitals, Inc.
Term Loan, 3.28%, Maturing April 15, 2015		11,748	11,748,338
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		23,382	23,464,766
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		11,592	11,070,121
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		68,162	66,997,140

12

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Pharmaceutical Products Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		23,425	$23,619,591
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013		6,009	5,978,700
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015		26,264	25,344,468
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		22,900	22,041,028
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016		9,578	9,593,221
Select Medical Corp.
Term Loan, 5.50%, Maturing May 25, 2018		38,755	37,560,309
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	2,019	2,442,808
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		22,835	22,721,074
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		22,582	22,576,960
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		24,695	24,717,967
VWR Funding, Inc.
Term Loan, 2.77%, Maturing June 30, 2014		58,974	57,868,598

			$1,127,858,764

Home Furnishings — 0.5%
Hunter Fan Co.
Term Loan, 2.78%, Maturing April 16, 2014		2,748	$2,538,743
National Bedding Co., LLC
Term Loan, 4.13%, Maturing November 28, 2013		26,362	26,361,945
Term Loan - Second Lien, 5.50%, Maturing February 28, 2014		4,500	4,421,250
Oreck Corp.
Term Loan - Second Lien, 4.07%, Maturing March 19, 2016(6)		797	716,925
Sofia III S.A.R.L.
Term Loan, 3.23%, Maturing June 24, 2016	EUR	3,464	3,625,284
Yankee Candle Co., Inc. (The)
Term Loan, 2.27%, Maturing February 6, 2014		9,808	9,788,758

			$47,452,905

Industrial Equipment — 1.3%
Alliance Laundry Systems, LLC
Term Loan, 6.25%, Maturing September 30, 2016		1,705	$1,711,658
Colfax Corp.
Term Loan, 4.50%, Maturing January 11, 2019		15,550	15,627,750
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		5,925	5,732,438
Generac CCMP Acquisition Corp.
Term Loan, 2.89%, Maturing November 11, 2013		9,647	9,608,562
Husky Injection Molding Systems, Ltd.
Term Loan, 6.50%, Maturing June 29, 2018		10,470	10,528,837
Kinetek Acquisitions Corp.
Term Loan, 3.08%, Maturing November 11, 2013		277	271,572
Term Loan, 3.08%, Maturing November 11, 2013		2,732	2,677,603
KION Group GmbH
Term Loan, 2.77%, Maturing December 23, 2014(3)		11,799	9,910,955
Term Loan, 4.48%, Maturing December 23, 2014(3)	EUR	453	508,120
Term Loan, 4.23%, Maturing December 29, 2014(3)	EUR	594	667,091
Term Loan, 2.80%, Maturing December 23, 2015(3)		11,799	9,910,954
Term Loan, 4.48%, Maturing December 29, 2015(3)	EUR	576	646,270
Term Loan, 4.73%, Maturing December 29, 2015(3)	EUR	426	478,089

13

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Manitowoc Co., Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		5,872	$5,860,018
Polypore, Inc.
Revolving Loan, 0.50%, Maturing July 3, 2013(2)		2,000	1,852,000
Term Loan, 2.28%, Maturing July 3, 2014		22,322	22,026,304
Term Loan, 2.67%, Maturing July 3, 2014	EUR	1,064	1,357,409
Tank Intermediate Holding Corp.
Term Loan, 5.00%, Maturing April 15, 2016		8,151	8,161,132
Terex Corp.
Term Loan, 6.00%, Maturing April 28, 2017	EUR	9,975	12,998,866
Unifrax Corp.
Term Loan, 7.00%, Maturing November 28, 2018		4,550	4,597,356

			$125,132,984

Insurance — 2.3%
Alliant Holdings I, Inc.
Term Loan, 3.58%, Maturing August 21, 2014		23,282	$23,136,312
Term Loan, 6.75%, Maturing August 21, 2014		3,898	3,946,549
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		8,605	8,486,593
Asurion, LLC
Term Loan, 5.50%, Maturing May 24, 2018		69,937	69,899,446
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		16,000	16,107,200
C.G. JCF Corp.
Term Loan, 3.27%, Maturing August 1, 2014		3,296	3,246,589
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		12,573	12,616,706
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		12,539	12,601,984
HUB International Limited
Term Loan, 3.08%, Maturing June 13, 2014		3,278	3,203,317
Term Loan, 3.08%, Maturing June 13, 2014		18,857	18,425,049
Term Loan, 6.75%, Maturing June 13, 2014		3,446	3,462,916
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		5,466	5,438,823
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	10,250	15,155,915
U.S.I. Holdings Corp.
Term Loan, 2.77%, Maturing May 5, 2014		26,418	25,774,790
Term Loan, 7.00%, Maturing May 5, 2014		3,910	3,937,370

			$225,439,559

Leisure Goods/Activities/Movies — 3.7%
Alpha D2, Ltd.
Term Loan, 1.27%, Maturing December 31, 2012		432	$426,998
Term Loan, 2.40%, Maturing December 31, 2013		11,110	10,714,062
Term Loan, 2.40%, Maturing December 31, 2013		18,658	17,993,278
Term Loan - Second Lien, 3.77%, Maturing June 30, 2014		5,000	4,766,965
AMC Entertainment, Inc.
Term Loan, 3.52%, Maturing December 15, 2016		26,819	26,483,475
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018		11,818	11,768,642
Bombardier Recreational Products
Term Loan, 2.80%, Maturing June 28, 2013		39,837	39,613,058
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016		11,490	11,556,636
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		27,698	27,804,931
Cinemark USA, Inc.
Term Loan, 3.63%, Maturing April 29, 2016		8,259	8,267,401

14

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		10,940	$10,976,828
Fender Musical Instruments Corp.
Term Loan, 2.52%, Maturing June 9, 2014		1,085	1,037,851
Term Loan, 2.52%, Maturing June 9, 2014		3,784	3,618,222
Kasima, LLC
Term Loan, 4.33%, Maturing March 10, 2015		15,000	14,850,000
Term Loan, 5.00%, Maturing March 31, 2017		11,938	11,937,517
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		36,710	36,691,895
Merlin Entertainment Group
Term Loan, 4.52%, Maturing July 21, 2017		14,545	14,332,150
Regal Cinemas Corp.
Term Loan, 3.58%, Maturing August 23, 2017		9,858	9,834,483
Revolution Studios Distribution Co., LLC
Term Loan, 4.02%, Maturing December 21, 2014		5,158	3,662,332
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.02%, Maturing February 17, 2016		6,100	6,069,871
Term Loan, 4.00%, Maturing August 17, 2017		24,899	24,906,357
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		34,800	34,798,051
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 11, 2018		12,618	12,649,733
Zuffa, LLC
Revolving Loan, 2.03%, Maturing June 19, 2012(2)		4,000	3,914,800
Term Loan, 2.31%, Maturing June 19, 2015		10,836	10,484,193

			$359,159,729

Lodging and Casinos — 1.8%
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		10,632	$10,687,742
Caesars Entertainment Operating Co.
Term Loan, 3.28%, Maturing January 28, 2015		22,051	19,936,070
Term Loan, 3.28%, Maturing January 28, 2015		23,750	21,427,392
Term Loan, 3.28%, Maturing January 28, 2015		36,871	33,328,651
Term Loan, 9.50%, Maturing October 31, 2016		9,800	10,002,997
Gala Group, Ltd.
Term Loan, 5.78%, Maturing May 30, 2018	GBP	21,200	28,298,481
Herbst Gaming, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		3,591	3,670,577
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		6,464	6,473,049
Las Vegas Sands, LLC
Term Loan, 1.93%, Maturing May 23, 2014		1,342	1,320,232
Term Loan, 1.93%, Maturing May 23, 2014		6,540	6,435,428
Term Loan, 2.93%, Maturing November 23, 2016		4,882	4,765,736
Term Loan, 2.93%, Maturing November 23, 2016		9,563	9,328,618
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		8,526	7,830,064
Quidnax AB
Term Loan, 3.83%, Maturing April 25, 2015	EUR	4,725	5,089,644
Term Loan, 4.21%, Maturing June 30, 2016	EUR	4,725	5,089,644
The Mississippi Band of Choctaw Indians
Term Loan, 9.75%, Maturing May 4, 2012		2,091	1,944,653

			$175,628,978

15

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Nonferrous Metals/Minerals — 1.0%
Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		48,510	$48,752,490
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		7,980	7,971,023
Term Loan, 3.75%, Maturing March 10, 2017		15,624	15,606,650
Oxbow Carbon and Mineral Holdings, LLC
Term Loan, 3.92%, Maturing May 8, 2016		20,319	20,217,858

			$92,548,021

Oil and Gas — 1.8%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017		6,858	$6,909,246
CCS Corp.
Term Loan, 6.50%, Maturing October 17, 2014		6,525	6,545,391
Term Loan, Maturing November 14, 2014(5)		10,413	9,980,124
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015		2,510	2,548,012
Term Loan, 9.00%, Maturing June 23, 2017		22,915	23,530,384
Crestwood Holdings, LLC
Term Loan, 10.50%, Maturing September 30, 2016		3,842	3,919,003
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		21,024	21,005,032
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018		27,860	28,005,095
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		22,992	23,005,596
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		37,796	37,985,135
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		772	775,506
Term Loan, 6.50%, Maturing April 20, 2017		1,263	1,269,645
Term Loan, 6.50%, Maturing April 20, 2017		9,534	9,581,631

			$175,059,800

Publishing — 3.7%
Ascend Learning
Term Loan, 7.10%, Maturing December 6, 2016		20,189	$19,920,812
Aster Zweite Beteiligungs GmbH
Term Loan, 4.65%, Maturing December 31, 2015		290	265,702
Term Loan, 4.74%, Maturing December 31, 2015		164	148,079
Term Loan, 4.80%, Maturing December 31, 2014		8,015	7,179,694
Term Loan, 4.80%, Maturing December 30, 2016		1,058	947,683
Term Loan, 4.80%, Maturing December 30, 2016		2,740	2,454,386
Term Loan, 4.80%, Maturing December 30, 2016		10,823	9,695,546
Term Loan, 4.80%, Maturing December 30, 2016		14,359	12,863,139
Term Loan, 6.00%, Maturing December 30, 2016	EUR	2,750	3,273,394
Term Loan, 6.00%, Maturing December 30, 2016	EUR	792	942,144
Term Loan, 6.00%, Maturing December 30, 2016	EUR	1,398	1,664,352
Black Press US Partnership
Term Loan, 2.52%, Maturing August 2, 2013		897	824,906
Term Loan, 2.52%, Maturing August 2, 2013		1,477	1,358,669
Cengage Learning Acquisitions, Inc.
Term Loan, 2.52%, Maturing July 3, 2014		24,004	21,316,463
GateHouse Media Operating, Inc.
Term Loan, 2.27%, Maturing August 28, 2014		4,859	1,342,417
Term Loan, 2.27%, Maturing August 28, 2014		15,484	4,277,334
Term Loan, 2.52%, Maturing August 28, 2014		9,242	2,553,191
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016		44,626	44,882,865

16

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Instant Web, Inc.
Term Loan, 3.65%, Maturing August 7, 2014	1,644	$1,537,424
Term Loan, 3.65%, Maturing August 7, 2014	15,774	14,748,529
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018	35,450	35,427,450
Lamar Media Corp.
Term Loan, 3.06%, Maturing April 27, 2015	2,144	2,169,313
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018	55,090	51,612,821
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014	1,670	1,586,588
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012	11,854	11,034,317
Nelson Education, Ltd.
Term Loan, 3.08%, Maturing July 3, 2014	277	224,632
Newspaper Holdings, Inc.
Term Loan, 2.06%, Maturing July 24, 2014	17,229	13,600,349
Nielsen Finance, LLC
Term Loan, 2.30%, Maturing August 9, 2013	33,882	33,860,540
Term Loan, 3.55%, Maturing May 2, 2016	35,495	35,583,639
Term Loan, 4.05%, Maturing May 2, 2016	3,743	3,761,996
SGS International, Inc.
Term Loan, 3.77%, Maturing September 30, 2013	896	887,456
Term Loan, 3.77%, Maturing September 30, 2013	1,812	1,793,613
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2012	1,779	1,752,171
Term Loan, 10.75%, Maturing June 18, 2013	4,022	3,886,501
Term Loan, 15.00%, Maturing March 18, 2014(3)	1,672	1,547,041
Star Tribune Co. (The)
Term Loan, 8.00%, Maturing September 28, 2014	947	870,936
Term Loan, 8.00%, Maturing September 29, 2014	841	837,276

		$352,633,368

Radio and Television — 3.1%
Clear Channel Communication
Term Loan, 3.92%, Maturing January 28, 2016	16,900	$13,571,849
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018	62,375	62,547,841
Entercom Radio, LLC
Term Loan, 6.27%, Maturing November 23, 2018	6,696	6,714,414
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015	18,051	18,009,127
Gray Television, Inc.
Term Loan, 3.80%, Maturing December 31, 2014	2,577	2,539,788
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017	5,473	5,506,703
Lin Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018	6,975	7,027,313
Local TV Finance, LLC
Term Loan, 2.28%, Maturing May 7, 2013	11,608	11,433,930
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016	3,755	3,764,454
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016	10,836	10,862,895
Radio One, Inc.
Term Loan, 7.50%, Maturing March 23, 2016	9,932	9,684,151
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017	12,612	12,359,392

17

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Sinclair Television Group, Inc.
Term Loan, 4.00%, Maturing October 28, 2016		4,240	$4,241,172
Term Loan, Maturing December 15, 2016(5)		4,535	4,556,158
Tyrol Acquisition 2 SAS
Term Loan, 4.95%, Maturing October 6, 2013	EUR	5,000	5,710,454
Term Loan, 4.48%, Maturing January 29, 2016	EUR	2,750	3,149,743
Term Loan, 4.48%, Maturing January 29, 2016	EUR	7,800	8,933,815
Term Loan, 4.73%, Maturing January 29, 2016	EUR	7,800	8,933,815
Term Loan, 5.08%, Maturing January 29, 2016	EUR	2,750	3,149,743
Univision Communications, Inc.
Term Loan, 2.27%, Maturing September 29, 2014		23,377	23,143,223
Term Loan, 4.52%, Maturing March 31, 2017		63,701	60,078,195
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		15,930	15,966,964

			$301,885,139

Retailers (Except Food and Drug) — 3.6%
99 Cents Only Stores
Term Loan, 6.00%, Maturing January 11, 2019		8,475	$8,536,444
Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		16,753	16,763,807
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		17,514	17,185,568
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		26,367	26,613,807
J. Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		40,019	38,726,517
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		28,523	27,827,989
Michaels Stores, Inc.
Term Loan, 5.13%, Maturing July 29, 2016		4,629	4,630,533
Term Loan, 5.13%, Maturing July 29, 2016		24,092	24,101,334
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		40,075	39,443,258
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		34,692	34,467,664
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		14,692	14,765,410
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		16,750	16,819,040
Service Master Co.
Term Loan, 2.77%, Maturing July 24, 2014		3,267	3,212,795
Term Loan, 2.85%, Maturing July 24, 2014		34,691	34,114,866
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		20,266	19,303,134
Vivarte SA
Term Loan, 3.16%, Maturing March 9, 2015	EUR	86	82,678
Term Loan, 3.16%, Maturing March 9, 2015	EUR	336	321,495
Term Loan, 3.16%, Maturing March 9, 2015	EUR	9,880	9,444,895
Term Loan, 3.79%, Maturing March 8, 2016	EUR	9,880	9,444,895
Term Loan, 3.79%, Maturing May 29, 2016	EUR	86	82,670
Term Loan, 3.79%, Maturing May 29, 2016	EUR	336	321,495
Term Loan - Second Lien, 4.79%, Maturing September 8, 2016	EUR	13	10,283
Term Loan - Second Lien, 4.79%, Maturing September 8, 2016	EUR	88	71,979
Term Loan - Second Lien, 4.79%, Maturing September 8, 2016	EUR	900	740,356

			$347,032,912

18

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value
Steel — 0.3%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		20,669	$20,717,901
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		7,838	7,818,528

			$28,536,429

Surface Transport — 0.9%
Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		26,150	$24,973,250
Term Loan, 3.75%, Maturing March 9, 2018		38,131	38,114,693
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		27,584	27,773,863

			$90,861,806

Telecommunications — 4.1%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		14,083	$13,136,389
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		6,890	6,916,214
Crown Castle International Corp.
Term Loan, Maturing January 31, 2019(5)		25,325	25,354,478
ERC Luxembourg Holdings, Ltd.
Term Loan, 2.60%, Maturing September 30, 2014	EUR	5,360	4,049,178
Term Loan, 2.85%, Maturing September 30, 2015	EUR	5,361	4,049,520
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		98,084	98,420,962
IPC Systems, Inc.
Term Loan, 2.76%, Maturing May 31, 2014		4,185	3,952,083
Term Loan, 3.34%, Maturing May 31, 2014	GBP	316	469,813
Macquarie UK Broadcast, Ltd.
Term Loan, 2.77%, Maturing January 10, 2014	GBP	6,000	8,446,289
Term Loan, 3.02%, Maturing December 1, 2014	GBP	14,352	20,222,731
MetroPCS Wireless
Term Loan, Maturing November 3, 2016(5)		2,000	1,986,666
Term Loan, 4.06%, Maturing March 16, 2018		80,281	79,846,446
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		8,902	8,768,826
Mobilitie Investments II, LLC
Term Loan, 5.50%, Maturing June 15, 2017		7,463	7,415,859
NTELOS, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		4,702	4,683,484
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		12,587	12,604,586
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		27,559	27,683,933
Telesat Canada
Term Loan, 3.27%, Maturing October 31, 2014		4,665	4,660,545
Term Loan, 3.27%, Maturing October 31, 2014		54,307	54,258,187
TowerCo Finance, LLC
Term Loan, 5.25%, Maturing February 2, 2017		9,032	9,088,198

			$396,014,387

Utilities — 1.8%
AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018		29,802	$29,861,842
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		8,497	8,582,045
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018		12,736	12,649,765
Term Loan, 4.50%, Maturing April 2, 2018		30,987	30,795,643

19

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Covanta Energy Corp.
Term Loan, 0.58%, Maturing February 10, 2014	887	$883,061
Term Loan, 1.81%, Maturing February 10, 2014	758	755,238
Dynegy Midwest Generation, LLC
Term Loan, 9.25%, Maturing August 4, 2016	6,983	6,814,920
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	12,768	13,064,396
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018	5,131	4,862,066
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017	8,950	8,994,750
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	32,845	32,796,258
Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.80%, Maturing October 10, 2017	40,113	24,907,436

		$174,967,420

Total Senior Floating-Rate Interests (identified cost $9,092,973,461)		$8,975,708,839

Corporate Bonds & Notes — 1.6%

	Principal
	Amount*
Security	(000’s omitted)		Value
Building and Development — 0.2%
AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(8)		14,931	$13,661,865
Calcipar SA, Sr. Notes
6.875%, 5/1/18(8)		4,000	3,900,000

			$17,561,865

Chemicals and Plastics — 0.1%
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19		5,000	$5,312,500
Styrolution Group GmbH, Sr. Notes
7.625%, 5/15/16(8)	EUR	3,000	3,237,423

			$8,549,923

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC, Sr. Notes
8.875%, 4/29/16(9)	GBP	6,500	$8,194,164

			$8,194,164

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(6)		149	$125,976

			$125,976

Electronics/Electrical — 0.0%(4)
NXP BV/NXP Funding, LLC
3.322%, 10/15/13(10)		75	$75,094

			$75,094

Equipment Leasing — 0.1%
International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(8)		2,325	$2,513,906
7.125%, 9/1/18(8)		2,325	2,557,500

			$5,071,406

20

	Principal
	Amount*
Security	(000’s omitted)		Value
Financial Intermediaries — 0.2%
First Data Corp., Sr. Notes
7.375%, 6/15/19(8)		5,000	$5,012,500
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR	6,500	8,247,253
UPCB Finance III, Ltd., Sr. Notes
6.625%, 7/1/20(8)		9,000	9,225,000

			$22,484,753

Health Care — 0.0%(4)
Accellent, Inc., Sr. Notes
8.375%, 2/1/17		3,000	$3,052,500

			$3,052,500

Leisure Goods/Activities/Movies — 0.1%
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)		7,500	$8,231,250

			$8,231,250

Radio and Television — 0.0%(4)
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17		3,000	$3,090,000

			$3,090,000

Telecommunications — 0.1%
EH Holding Corp., Sr. Notes
6.50%, 6/15/19(8)		8,500	$8,893,125

			$8,893,125

Utilities — 0.7%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)		33,200	$35,524,000
7.875%, 1/15/23(8)		31,100	33,510,250

			$69,034,250

Total Corporate Bonds & Notes (identified cost $150,400,343)			$154,364,306

Asset-Backed Securities — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 6.747%, 12/15/20(10)	$588	$476,682
Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(8)(10)	689	691,656
Avalon Capital Ltd. 3, Series 1A, Class D, 2.456%, 2/24/19(8)(10)	884	687,715
Babson Ltd., Series 2005-1A, Class C1, 2.517%, 4/15/19(8)(10)	1,129	818,877
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.903%, 8/11/16(8)(10)	1,500	1,305,776
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.038%, 3/8/17(10)	985	792,236
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.517%, 1/15/18(8)(10)	2,000	1,469,737

Total Asset-Backed Securities (identified cost $7,745,300)		$6,242,679

21

Common Stocks — 0.7%

Security	Shares	Value
Automotive — 0.2%
Dayco Products, LLC(11)(12)	88,506	$3,119,837
Hayes Lemmerz International, Inc.(11)(12)	207,032	11,800,824

		$14,920,661

Building and Development — 0.0%(4)
United Subcontractors, Inc.(6)(11)(12)	3,646	$213,373
WCI Communities, Inc.(6)(11)(12)	22,273	2,338,623

		$2,551,996

Chemicals and Plastics — 0.0%(4)
Vita Cayman II, Ltd.(11)(12)	3,849	$944,003

		$944,003

Diversified Manufacturing — 0.0%(4)
MEGA Brands, Inc.(11)	19,081	$152,114

		$152,114

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc.(6)(11)(13)	2,484	$105,098

		$105,098

Financial Intermediaries — 0.0%(4)
RTS Investor Corp.(6)(11)(12)	692	$182,337

		$182,337

Food Service — 0.0%
Buffets, Inc.(6)(11)	193,076	$0

		$0

Home Furnishings — 0.0%(4)
Oreck Corp.(6)(11)(12)	14,217	$998,176
Sanitec Europe Oy B Units(11)(12)	235,094	960,983
Sanitec Europe Oy E Units(6)(11)(12)	230,960	0

		$1,959,159

Leisure Goods/Activities/Movies — 0.1%
Metro-Goldwyn-Mayer Holdings, Inc.(11)(12)	414,634	$9,968,506

		$9,968,506

Lodging and Casinos — 0.0%(4)
Herbst Gaming, Inc.(6)(11)(12)	206,125	$1,259,425

		$1,259,425

Publishing — 0.3%
Ion Media Networks, Inc.(6)(11)(12)	28,605	$22,884,000
MediaNews Group, Inc.(6)(11)(12)	162,730	3,220,426
Source Interlink Companies, Inc.(6)(11)(12)	5,725	35,609
Star Tribune Media Holdings Co.(11)(12)	30,631	884,470
SuperMedia, Inc.(11)	53,719	154,711

		$27,179,216

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(11)(12)	3,264	$9,628,800

		$9,628,800

Total Common Stocks (identified cost $36,021,188)		$68,851,315

22

Preferred Stocks — 0.0%(4)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc., Series A(6)(11)(13)	569	$35,028

Total Preferred Stocks (identified cost $9,958)		$35,028

Warrants — 0.0%(4)

Security	Shares	Value
Radio and Television — 0.0%(4)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(11)(12)	158	$466,100

		$466,100

Retailers (Except Food and Drug) — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(6)(11)(12)	10,906	$0
Oriental Trading Co., Inc., Expires 2/11/16(6)(11)(12)	11,964	0

		$0

Total Warrants (identified cost $271,529)		$466,100

Short-Term Investments — 5.9%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(14)	$543,545	$543,545,310
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/12	25,740	25,739,615

Total Short-Term Investments (identified cost $569,284,925)		$569,284,925

Total Investments — 101.4% (identified cost $9,856,706,704)		$9,774,953,192

Less Unfunded Loan Commitments — (0.4)%		$(37,561,041)

Net Investments — 101.0% (identified cost $9,819,145,663)		$9,737,392,151

Other Assets, Less Liabilities — (1.0)%		$(97,009,601)

Net Assets — 100.0%		$9,640,382,550

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CHF	-	Swiss Franc

DIP	-	Debtor-in-Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

23

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Amount is less than 0.05%.

(5)	This Senior Loan will settle after January 31, 2012, at which time the interest rate will be determined.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $139,487,833 or 1.5% of the Portfolio’s net assets.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Restricted security.

(14)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $92,601.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/29/12	British Pound Sterling 57,831,906	United States Dollar 89,829,721	JPMorgan Chase Bank	$(1,282,455)
2/29/12	Euro 48,718,062	United States Dollar 65,121,433	Citibank NA	1,392,617
3/30/12	British Pound Sterling 34,214,117	United States Dollar 52,906,999	Goldman Sachs International	(982,643)
3/30/12	Euro 5,702,813	United States Dollar 7,318,248	Citibank NA	(142,485)
3/30/12	Euro 66,725,455	United States Dollar 86,421,141	HSBC Bank USA	(872,775)
3/30/12	Swiss Franc 368,097	United States Dollar 388,044	Citibank NA	(12,209)
3/30/12	Swiss Franc 13,496,884	United States Dollar 14,343,128	Deutsche Bank	(332,801)
3/30/12	Swiss Franc 429,440	United States Dollar 455,364	JPMorgan Chase Bank	(11,591)
3/30/12	Swiss Franc 398,071	United States Dollar 419,914	State Street Bank and Trust Co.	(12,932)
4/30/12	British Pound Sterling 9,712,047	United States Dollar 15,224,071	JPMorgan Chase Bank	(68,895)
4/30/12	Euro 93,622,196	United States Dollar 122,869,770	Deutsche Bank	368,347

				$(1,957,822)

Interest Rate Swaps

	Notional	Portfolio
	Amount	Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Depreciation
Citibank NA	$60,000	Receives	3 Month USD- LIBOR-BBA	0.98%	6/24/14	$(652,846)
Citibank NA	60,000	Receives	3 Month USD- LIBOR-BBA	1.81	6/24/16	(2,549,211)

						$(3,202,057)

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

24

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,760,964	$3,718,786

		$1,760,964	$3,718,786

Interest Rate	Swap Contracts	$—	$3,202,057

		$—	$3,202,057

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,820,630,144

Gross unrealized appreciation	$102,800,128
Gross unrealized depreciation	(186,038,121)

Net unrealized depreciation	$(83,237,993)

Restricted Securities

At January 31, 2012, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$105,098
Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$35,028

Total Restricted Securities			$9,958		$140,126

(1)	Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

25

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$8,935,725,592	$2,422,206	$8,938,147,798
Corporate Bonds & Notes	—	154,238,330	125,976	154,364,306
Asset-Backed Securities	—	6,242,679	—	6,242,679
Common Stocks	306,824	37,307,424	31,237,067	68,851,315
Preferred Stocks	—	—	35,028	35,028
Warrants	—	466,100	—	466,100
Short-Term Investments	—	569,284,925	—	569,284,925

Total Investments	$306,824	$9,703,265,050	$33,820,277	$9,737,392,151

Forward Foreign Currency Exchange Contracts	$—	$1,760,964	$—	$1,760,964

Total	$306,824	$9,705,026,014	$33,820,277	$9,739,153,115

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,718,786)	$—	$(3,718,786)
Interest Rate Swaps	—	(3,202,057)	—	(3,202,057)

Total	$—	$(6,920,843)	$—	$(6,920,843)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2011	$6,030,241	$125,977	$42,122,603	$35,028	$0	$48,313,849
Realized gains (losses)	(426,470)	—	(18,226)	—	—	(444,696)
Change in net unrealized appreciation (depreciation)	455,685	(1,008)	1,870	—	—	456,547
Cost of purchases(1)	11,363	—	—	—	—	11,363
Proceeds from sales(1)	(3,674,185)	—	—	—	—	(3,674,185)
Accrued discount (premium)	25,572	1,007	—	—	—	26,579
Transfers to Level 3*	—	—	—	—	—	—
Transfers from Level 3*	—	—	(10,869,180)	—	—	(10,869,180)

Balance as of January 31, 2012	$2,422,206	$125,976	$31,237,067	$35,028	$0	$33,820,277

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2012	$(14,505)	$(1,008)	$—	$—	$—	$(15,513)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.
(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

26

Eaton Vance
Floating-Rate Advantage Fund
January 31, 2012 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2012, the value of the Fund’s investment in the Portfolio was $1,656,723,008 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 122.0%(1)

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Aerospace and Defense — 2.2%
Booz Allen Hamilton, Inc.
Term Loan, 4.00%, Maturing August 3, 2017		4,092	$4,124,595
DAE Aviation Holdings, Inc.
Term Loan, 5.56%, Maturing July 31, 2014		6,335	6,224,355
Term Loan, 5.56%, Maturing July 31, 2014		4,707	4,624,697
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017		1,542	1,542,250
Dundee Holdco 4, Ltd.
Term Loan, 4.30%, Maturing May 15, 2015		1,294	1,130,090
Term Loan, 4.78%, Maturing July 13, 2015	GBP	574	787,342
Term Loan, 5.28%, Maturing July 13, 2015	GBP	574	787,342
Term Loan, 4.80%, Maturing May 13, 2016		1,294	1,130,090
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		5,371	5,075,878
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		4,172	4,194,750
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		4,769	4,769,307
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		1,015	1,017,894
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017		1,794	1,765,239

			$37,173,829

Air Transport — 0.4%
Evergreen International Aviation, Inc.
Term Loan, 12.25%, Maturing June 30, 2015		2,543	$2,256,746
Orbitz Worldwide, Inc.
Term Loan, 3.40%, Maturing July 25, 2014		4,495	3,922,136

			$6,178,882

Automotive — 6.5%
Allison Transmission, Inc.
Term Loan, 2.79%, Maturing August 7, 2014		15,388	$15,251,620
Autoparts Holdings, Ltd.
Term Loan, 6.50%, Maturing July 28, 2017		1,222	1,225,756
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017		13,339	13,091,391
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017		1,504	1,505,631
Federal-Mogul Corp.
Term Loan, 2.23%, Maturing December 29, 2014		9,620	9,216,741
Term Loan, 2.22%, Maturing December 28, 2015		5,821	5,577,100
Financiere Truck (Investissement)
Term Loan, 1.69%, Maturing February 15, 2013(2)(3)	GBP	924	1,348,549
Term Loan, 3.59%, Maturing February 15, 2013	EUR	605	732,829
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.78%, Maturing April 30, 2014		18,799	18,388,059
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017		3,340	3,331,525
Metaldyne Company, LLC
Term Loan, 5.25%, Maturing May 18, 2017		6,307	6,315,247

1

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		2,475	$2,475,000
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018		3,751	3,773,792
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		2,000	2,002,000
Tenneco, Inc.
Term Loan, 5.30%, Maturing March 17, 2014		3,125	3,062,500
TI Automotive, Ltd.
Term Loan, 9.50%, Maturing July 29, 2016		988	992,437
Tomkins, LLC
Term Loan, 4.25%, Maturing September 29, 2016		7,890	7,896,634
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017		3,035	3,030,956
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		963	966,373
Veyance Technologies, Inc.
Term Loan, 2.78%, Maturing July 31, 2014		814	772,028
Term Loan, 2.78%, Maturing July 31, 2014		5,683	5,390,123
Term Loan - Second Lien, 6.02%, Maturing July 31, 2015		1,000	872,075

			$107,218,366

Beverage and Tobacco — 0.0%(4)
Maine Beverage Co., LLC
Term Loan, 2.33%, Maturing March 31, 2013		408	$392,143

			$392,143

Building and Development — 2.4%
401 North Wabash Venture, LLC
Term Loan, 6.80%, Maturing July 27, 2012(2)		4,018	$3,374,713
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		3,424	3,427,871
Beacon Sales Acquisition, Inc.
Term Loan, 2.48%, Maturing September 30, 2013		1,633	1,591,201
Forestar Real Estate Group, Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(3)		666	626,180
Term Loan, 6.50%, Maturing August 6, 2015		6,106	5,892,416
Goodman Global, Inc.
Term Loan, 5.75%, Maturing October 28, 2016		3,677	3,697,459
Materis SAS
Term Loan, 3.10%, Maturing April 27, 2014	EUR	789	864,935
Term Loan, 3.48%, Maturing April 27, 2015	EUR	858	939,981
NCI Building Systems, Inc.
Term Loan, 6.50%, Maturing April 18, 2014		969	942,813
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		2,958	2,837,013
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		4,075	4,065,266
Realogy Corp.
Term Loan, 3.25%, Maturing October 10, 2013		151	149,117
Term Loan, 3.44%, Maturing October 10, 2013		2,511	2,476,949
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 24, 2019		2,500	2,500,000
WCI Communities, Inc.
Term Loan, 10.03%, Maturing September 2, 2016(2)		1,291	1,244,153
Woodlands Land Development Co. LP (The)
Term Loan, 5.00%, Maturing March 7, 2014		5,000	4,925,000

			$39,555,067

Business Equipment and Services — 10.9%
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		7,642	$7,565,828

2

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	8,560	$8,518,691
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016	11,913	10,826,234
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017	1,390	1,391,237
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015	1,673	1,667,532
Term Loan, 3.03%, Maturing February 21, 2015	1,540	1,438,670
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	2,125	2,114,375
Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.88%, Maturing February 7, 2014	992	837,265
Term Loan, 3.82%, Maturing February 7, 2014	1,075	913,395
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016	2,574	2,594,914
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	2,978	2,947,353
ClientLogic Corp.
Term Loan, 7.33%, Maturing January 30, 2017	3,293	3,128,202
DynCorp International, LLC
Term Loan, 6.25%, Maturing July 7, 2016	2,253	2,247,275
Education Management, LLC
Term Loan, 2.38%, Maturing June 3, 2013	5,501	5,310,671
Endurance International Group, Inc. (The)
Term Loan, 7.75%, Maturing December 20, 2017	2,200	2,197,250
Genesys Telecommunications Laboratories, Inc.
Term Loan, Maturing January 25, 2019(5)	1,650	1,652,579
Go Daddy Operating Company, LLC
Term Loan, 7.00%, Maturing December 17, 2018	3,990	4,015,935
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017	4,064	4,080,048
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	6,741	6,738,260
Kronos, Inc.
Term Loan, 5.33%, Maturing June 9, 2017	2,434	2,405,487
Term Loan, 6.25%, Maturing December 28, 2017	2,175	2,149,172
Term Loan - Second Lien, 10.58%, Maturing June 8, 2018	2,500	2,515,625
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	4,698	4,715,834
Meritas, LLC
Term Loan, 7.50%, Maturing July 28, 2017	2,280	2,257,200
Mitchell International, Inc.
Term Loan - Second Lien, 5.88%, Maturing March 30, 2015	1,000	925,000
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017	6,548	6,561,396
N.E.W. Holdings I, LLC
Term Loan, 6.00%, Maturing March 23, 2016	3,388	3,113,086
National CineMedia, LLC
Term Loan, 2.05%, Maturing February 13, 2015	1,048	1,030,914
Protection One Alarm Monitoring, Inc.
Term Loan, 6.00%, Maturing June 4, 2016	3,502	3,519,135
Quantum Corp.
Term Loan, 3.77%, Maturing July 14, 2014	245	240,238
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018	12,388	12,364,573
Res-Care, Inc.
Term Loan, 7.25%, Maturing December 22, 2016	3,836	3,682,741
Sabre, Inc.
Term Loan, 2.35%, Maturing September 30, 2014	12,628	11,321,239

3

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Sensus USA, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,935	$1,931,746
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		2,000	1,972,500
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		1,411	1,414,277
SunGard Data Systems, Inc.
Term Loan, 2.04%, Maturing February 28, 2014		1,138	1,126,808
Term Loan, 3.77%, Maturing February 28, 2014		1,926	1,923,939
Term Loan, 4.04%, Maturing February 26, 2016		14,078	14,060,639
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		920	918,458
Transaction Network Service, Inc.
Term Loan, 6.00%, Maturing November 18, 2015		898	895,389
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		8,387	8,418,075
Travelport, LLC
Term Loan, 5.08%, Maturing August 21, 2015		2,922	2,473,796
Term Loan, 5.08%, Maturing August 21, 2015		4,111	3,480,079
Term Loan, 5.08%, Maturing August 21, 2015		5,549	4,696,823
Term Loan, 5.80%, Maturing August 21, 2015	EUR	740	810,959
U.S. Security Holdings, Inc.
Term Loan, 1.50%, Maturing July 28, 2017(3)		350	346,361
Term Loan, 7.00%, Maturing July 28, 2017		1,795	1,774,108
West Corp.
Term Loan, 4.53%, Maturing July 15, 2016		1,818	1,823,585
Term Loan, 4.64%, Maturing July 15, 2016		5,174	5,190,397

			$180,245,293

Cable and Satellite Television — 4.7%
Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		2,757	$2,736,775
BBHI Acquisition, LLC
Term Loan, 4.50%, Maturing December 14, 2017		2,747	2,743,816
Cequel Communications, LLC
Term Loan, 2.30%, Maturing November 5, 2013		12,747	12,712,656
Charter Communications Operating, LLC
Term Loan, 3.83%, Maturing September 6, 2016		3,458	3,443,282
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		1,517	1,509,788
CSC Holdings, Inc.
Term Loan, 3.27%, Maturing March 29, 2016		7,079	7,036,549
Insight Midwest Holdings, LLC
Term Loan, 2.05%, Maturing April 7, 2014		6,561	6,543,336
Kabel Deutschland GmbH
Term Loan, Maturing January 20, 2019(5)		2,825	2,829,944
Lavena Holdings 4 GmbH
Term Loan, 3.81%, Maturing March 6, 2015	EUR	967	1,075,182
Term Loan, 4.06%, Maturing March 4, 2016	EUR	967	1,075,182
MCC Iowa, LLC
Term Loan, 1.95%, Maturing January 30, 2015		1,867	1,806,219
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		3,324	3,320,220
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		5,725	5,531,797
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		2,884	2,827,724
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		5,980	5,957,317
UPC Broadband Holding B.V.
Term Loan, 4.78%, Maturing December 31, 2016	EUR	7,221	9,221,377

4

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
UPC Financing Partnership
Term Loan, 3.80%, Maturing December 30, 2016		453	$444,743
Term Loan, 3.80%, Maturing December 29, 2017		1,593	1,574,863
Term Loan, 4.75%, Maturing December 29, 2017		1,000	998,758
YPSO Holding SA
Term Loan, 4.23%, Maturing June 6, 2016(2)	EUR	3,188	3,474,620
Term Loan, 4.98%, Maturing December 29, 2017(2)	EUR	967	1,051,324

			$77,915,472

Chemicals and Plastics — 5.1%
Arizona Chemical, Inc.
Term Loan, 7.25%, Maturing December 22, 2017		3,475	$3,504,537
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		2,368	2,379,719
Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		2,600	2,626,000
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		1,225	1,225,866
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		1,521	1,527,843
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		1,976	1,983,836
Huntsman International, LLC
Term Loan, 1.93%, Maturing April 21, 2014		504	500,206
Term Loan, 2.90%, Maturing April 19, 2017		3,538	3,495,501
Ineos US Finance, LLC
Term Loan, 7.50%, Maturing December 16, 2013		4,073	4,222,991
Term Loan, 8.00%, Maturing December 16, 2014		4,192	4,346,677
Momentive Performance Materials, Inc. (Nautilus)
Term Loan, 3.81%, Maturing May 5, 2015		8,073	7,921,291
Term Loan, 4.23%, Maturing May 5, 2015	EUR	2,820	3,541,544
Momentive Specialty Chemicals, Inc.
Term Loan, 2.69%, Maturing May 6, 2013		162	158,798
Term Loan, 2.88%, Maturing May 6, 2013		398	392,111
Term Loan, 2.88%, Maturing May 6, 2013		933	918,521
Term Loan, 4.06%, Maturing May 5, 2015		2,975	2,937,642
Term Loan, 4.38%, Maturing May 5, 2015		1,341	1,324,192
Term Loan, 4.38%, Maturing May 5, 2015		3,820	3,716,860
Term Loan, 5.14%, Maturing May 5, 2015	EUR	720	923,546
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		3,641	3,663,630
Omnova Solutions, Inc.
Term Loan, 5.75%, Maturing May 31, 2017		2,153	2,131,718
Polyone Corp.
Term Loan, 5.00%, Maturing December 20, 2017		1,675	1,683,166
Schoeller Arca Systems Holding B.V.
Term Loan, 5.98%, Maturing November 16, 2015	EUR	289	270,331
Term Loan, 5.98%, Maturing November 16, 2015	EUR	824	770,763
Term Loan, 5.98%, Maturing November 16, 2015	EUR	887	829,417
Solutia, Inc.
Revolving Loan, 0.93%, Maturing March 17, 2015(3)		1,750	1,758,750
Term Loan, 3.50%, Maturing August 1, 2017		3,879	3,890,939
Styron S.A.R.L., LLC
Term Loan, 6.00%, Maturing August 2, 2017		7,029	6,431,535
Taminco Global Chemical Corp.
Term Loan, Maturing January 25, 2019(5)		1,000	1,003,958

5

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		15,372	$15,222,438

			$85,304,326

Clothing/Textiles — 0.1%
Phillips-Van Heusen Corp.
Term Loan, 4.11%, Maturing May 6, 2016	EUR	355	$463,381
Warnaco, Inc.
Term Loan, 3.75%, Maturing June 15, 2018		1,443	1,446,357

			$1,909,738

Conglomerates — 1.5%
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014		574	$565,024
Term Loan, 7.75%, Maturing September 22, 2014		574	560,657
Term Loan, 8.25%, Maturing September 22, 2014		229	225,227
Rexnord Corp.
Term Loan, 2.56%, Maturing July 19, 2013		1,043	1,031,387
Term Loan, 2.97%, Maturing July 19, 2013		4,878	4,848,909
RGIS Holdings, LLC
Term Loan, 3.08%, Maturing April 30, 2014		242	237,459
Term Loan, 3.08%, Maturing April 30, 2014		4,834	4,749,174
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		5,162	5,177,822
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		8,214	8,191,553

			$25,587,212

Containers and Glass Products — 2.7%
Berry Plastics Corp.
Term Loan, 2.29%, Maturing April 3, 2015		7,943	$7,741,646
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		469	468,408
Term Loan, 4.50%, Maturing February 23, 2018		5,090	5,081,307
Consolidated Container Co., LLC
Term Loan, 2.50%, Maturing March 28, 2014		812	781,760
Term Loan - Second Lien, 5.75%, Maturing September 28, 2014		1,500	1,337,501
Graphic Packaging International, Inc.
Term Loan, 2.36%, Maturing May 16, 2014		4,726	4,728,894
Term Loan, 3.14%, Maturing May 16, 2014		1,515	1,519,593
Hilex Poly Co., LLC
Term Loan, 11.25%, Maturing November 16, 2015		1,350	1,370,250
Pelican Products, Inc.
Term Loan, 5.05%, Maturing March 7, 2017		1,708	1,701,346
Reynolds Group Holdings, Inc.
Term Loan, 6.50%, Maturing February 9, 2018		11,036	11,094,308
Term Loan, 6.50%, Maturing August 9, 2018		8,240	8,283,516
Sealed Air Corp.
Term Loan, 4.75%, Maturing October 3, 2018		741	750,346

			$44,858,875

Cosmetics/Toiletries — 0.3%
Bausch & Lomb, Inc.
Term Loan, 3.52%, Maturing April 24, 2015		795	$793,091
Term Loan, 3.76%, Maturing April 24, 2015		3,257	3,249,945
Huish Detergents, Inc.
Term Loan, 2.27%, Maturing April 25, 2014		1,868	1,702,351

			$5,745,387

Drugs — 0.9%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		4,925	$4,869,841

6

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018		2,294	$2,315,057
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018		1,659	1,667,385
Warner Chilcott Co., LLC
Term Loan, 4.25%, Maturing March 15, 2018		1,398	1,400,225
Term Loan, 4.25%, Maturing March 15, 2018		2,796	2,800,451
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		1,923	1,925,310

			$14,978,269

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc.
Term Loan - Second Lien, 14.50%, Maturing September 12, 2014(6)		78	$73,117

			$73,117

Electronics/Electrical — 8.5%
Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		1,965	$1,913,540
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		5,596	5,599,046
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		6,369	6,271,178
Bentley Systems, Inc.
Term Loan, 5.75%, Maturing February 10, 2017		1,485	1,485,000
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		1,273	1,260,624
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018		5,082	5,094,956
Dealer Computer Services, Inc.
Term Loan, 2.77%, Maturing April 21, 2016		2,104	2,093,646
Term Loan, 3.75%, Maturing April 20, 2018		4,788	4,806,865
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		4,751	4,659,072
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		7,487	7,384,424
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016		2,475	2,383,767
Term Loan, 5.50%, Maturing May 31, 2016		3,069	2,959,707
FCI International S.A.S.
Term Loan, 3.66%, Maturing November 1, 2013		391	381,059
Term Loan, 3.66%, Maturing November 1, 2013		391	381,059
Term Loan, 3.66%, Maturing November 1, 2013		406	395,814
Term Loan, 3.66%, Maturing November 1, 2013		406	395,814
Term Loan, 3.66%, Maturing November 1, 2013		1,573	1,534,793
Freescale Semiconductor, Inc.
Term Loan, 4.55%, Maturing December 1, 2016		10,834	10,627,657
Infogroup, Inc.
Term Loan, 5.75%, Maturing May 22, 2018		2,652	2,504,730
Infor Enterprise Solutions Holdings
Term Loan, 5.77%, Maturing March 3, 2014		500	440,208
Term Loan, 5.67%, Maturing July 28, 2015	EUR	1,898	2,377,015
Term Loan, 6.02%, Maturing July 28, 2015		4,697	4,579,395
Term Loan, 6.02%, Maturing July 28, 2015		8,979	8,796,634
Term Loan, Maturing July 28, 2015(5)		1,000	985,000
Microsemi Corp.
Term Loan, 5.75%, Maturing February 2, 2018		4,190	4,220,921
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018		2,594	2,614,572

7

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	6,972	$6,844,489
Term Loan, 5.50%, Maturing March 3, 2017	2,768	2,743,842
Open Solutions, Inc.
Term Loan, 2.69%, Maturing January 23, 2014	5,311	4,857,061
Rovi Solutions Corp.
Term Loan, 4.00%, Maturing February 7, 2018	1,489	1,494,333
SafeNet, Inc.
Term Loan, 2.77%, Maturing April 12, 2014	2,903	2,825,957
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018	8,383	8,394,360
Serena Software, Inc.
Term Loan, 4.54%, Maturing March 10, 2016	2,708	2,653,566
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016	1,934	1,938,710
SkillSoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017	698	702,614
Term Loan, 6.50%, Maturing May 26, 2017	2,935	2,944,331
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	3,600	3,630,377
Spansion, LLC
Term Loan, 4.75%, Maturing February 9, 2015	1,159	1,159,377
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	2,662	2,661,625
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	2,325	2,332,686
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	4,086	4,045,271
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	5,727	5,466,777

		$140,841,872

Equipment Leasing — 0.8%
BakerCorp. International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	3,408	$3,412,135
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016	3,950	3,981,434
International Lease Finance Corp.
Term Loan, 6.75%, Maturing March 17, 2015	5,000	5,037,710

		$12,431,279

Farming/Agriculture — 0.1%
Wm. Bolthouse Farms, Inc.
Term Loan, 5.50%, Maturing February 11, 2016	1,495	$1,492,489

		$1,492,489

Financial Intermediaries — 5.4%
AmWINS Group, Inc.
Term Loan, 4.83%, Maturing June 8, 2013	1,930	$1,894,080
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017	3,450	3,415,500
CB Richard Ellis Services, Inc.
Term Loan, 3.52%, Maturing March 5, 2018	1,765	1,749,967
Term Loan, 3.80%, Maturing September 4, 2019	2,662	2,639,040
Citco III, Ltd.
Term Loan, 5.50%, Maturing June 29, 2018	5,776	5,566,620
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	2,873	2,880,657
First Data Corp.
Term Loan, 3.03%, Maturing September 24, 2014	4,274	4,057,614
Term Loan, 3.03%, Maturing September 24, 2014	4,489	4,260,594

8

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Term Loan, 3.03%, Maturing September 24, 2014	7,004	$6,649,011
Term Loan, 4.28%, Maturing March 23, 2018	4,755	4,186,111
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.31%, Maturing December 5, 2016	1,335	1,284,867
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	2,389	2,395,199
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	4,065	4,038,314
LPL Holdings, Inc.
Term Loan, 2.09%, Maturing June 28, 2013	1,661	1,658,847
Term Loan, 5.25%, Maturing June 25, 2015	8,359	8,401,209
Term Loan, 5.25%, Maturing June 28, 2017	4,841	4,865,093
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017	1,915	1,924,952
Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018	2,724	2,733,925
Nuveen Investments, Inc.
Term Loan, 3.46%, Maturing November 13, 2014	6,004	5,905,340
Term Loan, 5.96%, Maturing May 12, 2017	9,258	9,210,090
Term Loan, 7.25%, Maturing May 13, 2017	1,400	1,404,679
RJO Holdings Corp.
Term Loan, 6.29%, Maturing December 10, 2015(6)	23	18,533
Term Loan, 7.04%, Maturing December 10, 2015(6)	720	544,200
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	7,811	7,827,840

		$89,512,282

Food Products — 5.0%
American Seafoods Group, LLC
Term Loan, 4.25%, Maturing March 8, 2018	1,584	$1,544,309
Dean Foods Co.
Term Loan, 2.08%, Maturing April 2, 2014	8,791	8,579,395
Del Monte Foods Co.
Term Loan, 4.50%, Maturing March 8, 2018	20,510	20,074,253
Dole Food Co., Inc.
Term Loan, 5.04%, Maturing July 6, 2018	2,856	2,867,415
Farley’s & Sathers Candy Company, Inc.
Term Loan, 6.50%, Maturing March 30, 2018	2,978	2,947,725
High Liner Foods, Inc.
Term Loan, 7.00%, Maturing January 3, 2018	1,700	1,714,875
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018	3,881	3,893,112
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	3,016	3,020,721
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017	15,309	15,322,177
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016	2,691	2,685,892
Pinnacle Foods Holdings Corp.
Revolving Loan, 0.92%, Maturing April 2, 2013(3)	3,000	2,790,000
Term Loan, 2.87%, Maturing April 2, 2014	10,220	10,157,754
Term Loan, 6.00%, Maturing April 2, 2014	1,593	1,606,510
Solvest, Ltd.
Term Loan, 5.03%, Maturing July 6, 2018	5,303	5,325,200

		$82,529,338

Food Service — 5.5%
Aramark Corp.
Term Loan, 2.17%, Maturing January 27, 2014	441	$437,984
Term Loan, 2.45%, Maturing January 27, 2014	5,581	5,538,119

9

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Term Loan, 3.55%, Maturing July 26, 2016		795	$789,690
Term Loan, 3.83%, Maturing July 26, 2016		12,089	12,007,764
Buffets, Inc.
Term Loan, 0.00%, Maturing April 21, 2015(7)		2,944	1,236,507
Term Loan, 0.00%, Maturing April 22, 2015(7)		372	155,117
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		12,764	12,750,045
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		3,932	3,944,087
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		5,447	5,446,767
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		11,200	11,205,454
JRD Holdings, Inc.
Term Loan, 2.53%, Maturing July 2, 2014		1,868	1,874,817
NPC International, Inc.
Term Loan, 6.75%, Maturing December 28, 2018		1,075	1,084,406
OSI Restaurant Partners, LLC
Term Loan, 5.15%, Maturing June 14, 2013		1,746	1,709,074
Term Loan, 2.56%, Maturing June 14, 2014		18,262	17,870,897
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		997	997,498
Selecta
Term Loan, 3.76%, Maturing June 28, 2015	GBP	2,500	3,151,601
U.S. Foodservice, Inc.
Term Loan, 2.78%, Maturing July 3, 2014		7,663	7,310,328
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		3,384	3,396,619

			$90,906,774

Food/Drug Retailers — 3.7%
Alliance Boots Holdings, Ltd.
Term Loan, 3.43%, Maturing July 9, 2015	EUR	1,749	$2,194,560
Term Loan, 3.63%, Maturing July 9, 2015	GBP	5,000	7,258,532
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		6,900	6,856,875
Rite Aid Corp.
Term Loan, 2.04%, Maturing June 4, 2014		19,128	18,705,439
Term Loan, 4.50%, Maturing March 2, 2018		5,467	5,371,356
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013		9,023	9,057,300
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018		11,863	11,886,167

			$61,330,229

Forest Products — 0.1%
Xerium Technologies, Inc.
Term Loan, 5.50%, Maturing May 22, 2017		1,432	$1,419,861

			$1,419,861

Health Care — 14.3%
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		1,525	$1,509,750
Term Loan, 4.50%, Maturing June 30, 2017		6,933	6,871,964
Alliance Healthcare Services
Term Loan, 7.25%, Maturing June 1, 2016		3,525	3,102,208
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		2,653	2,662,737
Term Loan, 6.50%, Maturing September 18, 2015		1,995	2,002,434

10

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		2,032	$2,024,448
Term Loan, 8.50%, Maturing April 14, 2015		2,032	2,024,448
Biomet, Inc.
Term Loan, 3.47%, Maturing March 25, 2015		13,113	13,047,695
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		5,309	5,018,198
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019(2)		385	321,351
Catalent Pharma Solutions
Term Loan, 2.52%, Maturing April 10, 2014		5,802	5,721,853
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 30, 2016		1,757	1,749,768
Community Health Systems, Inc.
Term Loan, 2.52%, Maturing July 25, 2014		792	783,780
Term Loan, 2.76%, Maturing July 25, 2014		15,514	15,345,819
Term Loan, 3.96%, Maturing January 25, 2017		10,046	9,918,925
ConMed Corp.
Term Loan, 1.77%, Maturing April 12, 2013		961	941,595
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		1,510	1,503,711
CRC Health Corp.
Term Loan, 5.08%, Maturing November 16, 2015		7,730	7,033,898
Dako EQT Project Delphi
Term Loan, 3.14%, Maturing May 29, 2015	EUR	1,337	1,568,572
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		6,576	6,621,248
DJO Finance, LLC
Term Loan, 3.27%, Maturing May 20, 2014		2,153	2,099,627
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018		5,978	5,402,816
Emergency Medical Services Corp.
Term Loan, 5.25%, Maturing May 25, 2018		5,482	5,479,872
Fresenius US Finance I, Inc.
Term Loan, 3.50%, Maturing September 10, 2014		355	355,379
Term Loan, 3.50%, Maturing September 10, 2014		621	622,527
Grifols, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		1,500	1,505,250
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016		3,433	3,397,047
HCA, Inc.
Term Loan, 3.83%, Maturing March 31, 2017		15,061	14,751,654
Term Loan, 3.52%, Maturing May 1, 2018		9,238	9,046,102
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		7,675	7,605,449
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		2,868	2,844,374
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		1,970	1,988,942
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		5,925	5,743,154
Term Loan, 6.75%, Maturing May 15, 2018		3,548	3,452,830
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		3,828	3,703,838
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		12,000	12,230,400
Lifepoint Hospitals, Inc.
Term Loan, 3.28%, Maturing April 15, 2015		742	742,276
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		4,146	4,160,918

11

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		2,537	$2,423,074
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		10,230	10,055,474
Pharmaceutical Products Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		5,175	5,217,989
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015		6,115	5,901,402
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		2,530	2,435,065
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016		1,609	1,611,264
Select Medical Corp.
Term Loan, 5.50%, Maturing May 25, 2018		8,657	8,389,594
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	946	1,144,689
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		4,726	4,702,619
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		2,976	2,974,908
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		3,734	3,737,499
VWR Funding, Inc.
Term Loan, 3.23%, Maturing June 27, 2014	EUR	2,487	3,187,544
Term Loan, 2.77%, Maturing June 30, 2014		10,635	10,435,304

			$237,123,282

Home Furnishings — 0.5%
Hunter Fan Co.
Term Loan, 2.78%, Maturing April 16, 2014		1,077	$994,559
National Bedding Co., LLC
Term Loan, 4.13%, Maturing November 28, 2013		3,867	3,867,484
Oreck Corp.
Term Loan - Second Lien, 4.07%, Maturing March 19, 2016(6)		237	213,317
Sofia III S.A.R.L.
Term Loan, 3.23%, Maturing June 24, 2016	EUR	2,321	2,428,588
Yankee Candle Co., Inc. (The)
Term Loan, 2.27%, Maturing February 6, 2014		1,373	1,370,648

			$8,874,596

Industrial Equipment — 2.0%
Colfax Corp.
Term Loan, 4.50%, Maturing January 11, 2019		3,450	$3,467,250
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		1,975	1,910,812
Generac CCMP Acquisition Corp.
Term Loan, 2.89%, Maturing November 11, 2013		1,134	1,129,315
Husky Injection Molding Systems, Ltd.
Term Loan, 6.50%, Maturing June 29, 2018		2,992	3,009,314
Kinetek Acquisitions Corp.
Term Loan, 3.08%, Maturing November 11, 2013		79	77,592
Term Loan, 3.08%, Maturing November 11, 2013		781	765,030
KION Group GmbH
Term Loan, 3.77%, Maturing December 23, 2014(2)		1,806	1,517,404
Term Loan, 4.48%, Maturing December 23, 2014(2)	EUR	1,297	1,456,346
Term Loan, 4.02%, Maturing December 23, 2015(2)		1,806	1,517,404
Term Loan, 4.73%, Maturing December 29, 2015(2)	EUR	1,278	1,434,746
Manitowoc Co., Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,639	1,635,835

12

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Polypore, Inc.
Term Loan, 2.28%, Maturing July 3, 2014		7,930	$7,824,737
Term Loan, 2.67%, Maturing July 3, 2014	EUR	710	904,939
Tank Intermediate Holding Corp.
Term Loan, 5.00%, Maturing April 15, 2016		2,717	2,720,377
Terex Corp.
Term Loan, 5.50%, Maturing April 28, 2017		2,070	2,084,906
Unifrax Corp.
Term Loan, 7.00%, Maturing November 28, 2018		1,000	1,010,408

			$32,466,415

Insurance — 3.2%
Alliant Holdings I, Inc.
Revolving Loan, 0.50%, Maturing August 21, 2013(3)		5,000	$4,612,500
Term Loan, 3.58%, Maturing August 21, 2014		953	947,463
Term Loan, 6.75%, Maturing August 21, 2014		1,949	1,973,275
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		3,094	3,051,211
Asurion, LLC
Term Loan, 5.50%, Maturing May 24, 2018		14,619	14,611,482
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		4,675	4,706,323
C.G. JCF Corp.
Term Loan, 3.27%, Maturing August 1, 2014		1,429	1,407,559
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		3,143	3,154,251
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		3,216	3,231,716
HUB International Limited
Term Loan, 3.08%, Maturing June 13, 2014		844	824,174
Term Loan, 3.08%, Maturing June 13, 2014		3,752	3,666,397
Term Loan, 6.75%, Maturing June 13, 2014		1,320	1,326,223
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		994	988,877
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	2,000	2,957,252
U.S.I. Holdings Corp.
Term Loan, 2.77%, Maturing May 5, 2014		6,123	5,974,195

			$53,432,898

Leisure Goods/Activities/Movies — 5.2%
Alpha D2, Ltd.
Term Loan, 1.27%, Maturing December 31, 2012		165	$163,165
Term Loan, 2.40%, Maturing December 31, 2013		2,214	2,134,901
Term Loan, 2.40%, Maturing December 31, 2013		2,518	2,428,775
Term Loan - Second Lien, 3.77%, Maturing June 30, 2014		2,400	2,288,143
AMC Entertainment, Inc.
Term Loan, 3.52%, Maturing December 15, 2016		4,883	4,821,690
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018		3,955	3,938,644
Bombardier Recreational Products
Term Loan, 2.80%, Maturing June 28, 2013		7,617	7,574,171
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016		3,225	3,244,244
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		6,535	6,559,894
Cinemark USA, Inc.
Term Loan, 3.63%, Maturing April 29, 2016		4,857	4,861,693
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		3,867	3,879,936

13

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Fender Musical Instruments Corp.
Term Loan, 2.52%, Maturing June 9, 2014		259	$247,599
Term Loan, 2.52%, Maturing June 9, 2014		512	490,053
Kasima, LLC
Term Loan, 4.33%, Maturing March 10, 2015		3,820	3,782,022
Term Loan, 5.00%, Maturing March 31, 2017		2,978	2,977,500
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		8,249	8,245,330
Merlin Entertainment Group
Term Loan, 4.52%, Maturing July 21, 2017		1,224	1,205,645
Regal Cinemas Corp.
Term Loan, 3.58%, Maturing August 23, 2017		6,210	6,195,207
Revolution Studios Distribution Co., LLC
Term Loan, 4.02%, Maturing December 21, 2014		3,257	2,312,387
Term Loan - Second Lien, 7.27%, Maturing June 21, 2015(6)		2,825	874,055
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		6,389	6,391,183
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		5,575	5,574,688
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 11, 2018		2,845	2,851,674
Zuffa, LLC
Term Loan, 2.31%, Maturing June 19, 2015		2,919	2,823,659

			$85,866,258

Lodging and Casinos — 3.0%
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		3,871	$3,890,998
Caesars Entertainment Operating Co.
Term Loan, 3.28%, Maturing January 28, 2015		5,622	5,082,759
Term Loan, 3.28%, Maturing January 28, 2015		7,250	6,540,994
Term Loan, 3.28%, Maturing January 28, 2015		9,397	8,494,576
Term Loan, 9.50%, Maturing October 31, 2016		980	1,000,300
Gala Group, Ltd.
Term Loan, 5.78%, Maturing May 30, 2018	GBP	5,725	7,641,925
Herbst Gaming, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		2,921	2,986,473
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		2,407	2,410,322
Las Vegas Sands, LLC
Term Loan, 2.93%, Maturing November 23, 2016		1,812	1,768,826
Term Loan, 2.93%, Maturing November 23, 2016		7,173	6,997,484
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		1,216	1,116,765
The Mississippi Band of Choctaw Indians
Term Loan, 9.75%, Maturing May 4, 2012		811	753,875
Tropicana Entertainment, Inc.
Term Loan, 15.00%, Maturing March 8, 2013		168	186,149

			$48,871,446

Nonferrous Metals/Minerals — 1.1%
Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		9,134	$9,179,921
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		1,771	1,768,571
Term Loan, 3.75%, Maturing March 10, 2017		3,750	3,745,345
Oxbow Carbon and Mineral Holdings, LLC
Term Loan, 3.92%, Maturing May 8, 2016		3,289	3,272,697

			$17,966,534

14

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Oil and Gas — 2.2%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017	1,521	$1,532,596
CCS Corp.
Term Loan, 6.50%, Maturing October 17, 2014	1,425	1,429,453
Term Loan, Maturing November 14, 2014(5)	1,000	958,438
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015	468	475,509
Term Loan, 9.00%, Maturing June 23, 2017	5,861	6,018,258
Crestwood Holdings, LLC
Term Loan, 10.50%, Maturing September 30, 2016	1,012	1,032,552
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016	5,883	5,878,193
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018	6,045	6,076,106
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	3,192	3,193,835
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	6,791	6,824,837
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017	251	251,916
Term Loan, 6.50%, Maturing April 20, 2017	410	412,432
Term Loan, 6.50%, Maturing April 20, 2017	3,097	3,112,504

		$37,196,629

Publishing — 5.7%
Ascend Learning
Term Loan, 7.10%, Maturing December 6, 2016	6,898	$6,806,344
Aster Zweite Beteiligungs GmbH
Term Loan, 4.80%, Maturing December 31, 2014	3,877	3,473,227
Term Loan, 4.80%, Maturing December 30, 2016	2,475	2,217,187
Term Loan, 4.80%, Maturing December 30, 2016	3,796	3,400,381
Term Loan - Second Lien, 7.29%, Maturing June 29, 2018	1,290	971,445
Black Press US Partnership
Term Loan, 2.52%, Maturing August 2, 2013	452	415,415
Term Loan, 2.52%, Maturing August 2, 2013	744	684,214
Cengage Learning Acquisitions, Inc.
Term Loan, 2.52%, Maturing July 3, 2014	5,930	5,266,384
GateHouse Media Operating, Inc.
Term Loan, 2.27%, Maturing August 28, 2014	2,038	563,055
Term Loan, 2.27%, Maturing August 28, 2014	4,782	1,321,118
Term Loan, 2.52%, Maturing August 28, 2014	4,176	1,153,715
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016	4,903	4,931,640
Instant Web, Inc.
Term Loan, 3.65%, Maturing August 7, 2014	409	382,172
Term Loan, 3.65%, Maturing August 7, 2014	3,921	3,666,183
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018	6,658	6,653,529
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018	14,791	13,857,142
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014	680	645,817
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012	5,366	4,994,880
Nelson Education, Ltd.
Term Loan, 3.08%, Maturing July 3, 2014	1,433	1,160,599
Newspaper Holdings, Inc.
Term Loan, 2.06%, Maturing July 24, 2014	7,446	5,878,117

15

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Nielsen Finance, LLC
Term Loan, 2.30%, Maturing August 9, 2013		6,602	$6,598,178
Term Loan, 3.55%, Maturing May 2, 2016		13,079	13,111,176
Term Loan, 4.05%, Maturing May 2, 2016		3,132	3,148,388
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014(2)		1,748	1,266,946
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2013		893	862,921
Term Loan, 15.00%, Maturing March 18, 2014(2)		669	618,816
Star Tribune Co. (The)
Term Loan, 8.00%, Maturing September 28, 2014		188	173,138
Term Loan, 8.00%, Maturing September 29, 2014		167	166,446

			$94,388,573

Radio and Television — 4.2%
Clear Channel Communication
Term Loan, 3.92%, Maturing January 28, 2016		5,500	$4,416,874
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		14,350	14,389,764
Entercom Radio, LLC
Term Loan, 6.27%, Maturing November 23, 2018		1,488	1,492,092
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		2,082	2,077,315
Gray Television, Inc.
Term Loan, 3.80%, Maturing December 31, 2014		1,399	1,378,863
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		2,488	2,503,047
Lin Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		1,550	1,561,625
Local TV Finance, LLC
Term Loan, 2.28%, Maturing May 7, 2013		1,712	1,686,332
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		1,220	1,222,725
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,396	3,404,943
Radio One, Inc.
Term Loan, 7.50%, Maturing March 23, 2016		3,972	3,873,175
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017		2,537	2,486,505
Sinclair Television Group, Inc.
Term Loan, 4.00%, Maturing October 28, 2016		930	930,399
Term Loan, Maturing December 15, 2016(5)		1,004	1,008,845
Tyrol Acquisition 2 SAS
Term Loan, 4.48%, Maturing January 29, 2016	EUR	1,000	1,145,361
Term Loan, 4.73%, Maturing January 29, 2016	EUR	1,000	1,145,361
Univision Communications, Inc.
Term Loan, 2.27%, Maturing September 29, 2014		8,933	8,843,561
Term Loan, 4.52%, Maturing March 31, 2017		11,411	10,761,920
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		5,121	5,133,304

			$69,462,011

Retailers (Except Food and Drug) — 4.6%
99 Cents Only Stores
Term Loan, 6.00%, Maturing January 11, 2019		2,325	$2,341,856
Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		4,941	4,943,849
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		4,729	4,640,080
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		4,087	4,125,016

16

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
J. Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		9,627	$9,316,367
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		5,726	5,586,673
Michaels Stores, Inc.
Term Loan, 5.13%, Maturing July 29, 2016		3,719	3,720,352
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		10,775	10,605,143
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		5,914	5,876,204
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		3,133	3,148,327
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		2,882	2,894,216
Service Master Co.
Term Loan, 2.77%, Maturing July 24, 2014		582	572,567
Term Loan, 2.85%, Maturing July 24, 2014		8,816	8,669,144
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		3,414	3,252,134
Vivarte SA
Term Loan, 3.16%, Maturing March 9, 2015	EUR	2,640	2,523,483
Term Loan, 3.79%, Maturing March 8, 2016	EUR	2,640	2,523,483
Term Loan - Second Lien, 4.79%, Maturing September 8, 2016	EUR	22	18,073
Term Loan - Second Lien, 4.79%, Maturing September 8, 2016	EUR	154	126,514
Term Loan - Second Lien, 4.79%, Maturing September 8, 2016	EUR	1,582	1,301,286

			$76,184,767

Steel — 0.3%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		1,787	$1,790,743
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		2,465	2,458,957

			$4,249,700

Surface Transport — 1.3%
Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		5,850	$5,586,750
Term Loan, 3.75%, Maturing March 9, 2018		9,057	9,052,786
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		6,844	6,890,983

			$21,530,519

Telecommunications — 5.0%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		3,985	$3,716,975
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		2,488	2,496,828
Crown Castle International Corp.
Term Loan, Maturing January 31, 2019(5)		4,950	4,955,762
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		26,646	26,737,747
IPC Systems, Inc.
Term Loan, 2.76%, Maturing May 31, 2014		1,223	1,154,915
Term Loan, 3.34%, Maturing May 31, 2014	GBP	200	297,597
Macquarie UK Broadcast, Ltd.
Term Loan, 3.02%, Maturing December 1, 2014	GBP	2,508	3,534,121
MetroPCS Wireless
Term Loan, 4.06%, Maturing March 16, 2018		16,661	16,570,617
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		1,980	1,950,257

17

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Mobilitie Investments II, LLC
Term Loan, 5.50%, Maturing June 15, 2017	1,990	$1,977,562
NTELOS, Inc.
Term Loan, 4.00%, Maturing August 7, 2015	1,211	1,206,582
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	2,736	2,740,127
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017	5,275	5,299,369
Telesat Canada
Term Loan, 3.27%, Maturing October 31, 2014	595	594,206
Term Loan, 3.27%, Maturing October 31, 2014	6,924	6,917,387
TowerCo Finance, LLC
Term Loan, 5.25%, Maturing February 2, 2017	3,102	3,120,947

		$83,270,999

Utilities — 2.6%
AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018	6,424	$6,436,798
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014	1,136	1,146,975
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018	2,761	2,742,430
Term Loan, 4.50%, Maturing April 2, 2018	7,196	7,151,171
Covanta Energy Corp.
Term Loan, 1.81%, Maturing February 10, 2014	620	617,253
Term Loan, 2.08%, Maturing February 10, 2014	320	319,032
Dynegy Midwest Generation, LLC
Term Loan, 9.25%, Maturing August 4, 2016	1,496	1,460,340
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	2,768	2,832,320
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018	1,253	1,186,983
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017	1,975	1,984,875
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	8,532	8,519,463
Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.80%, Maturing October 10, 2017	13,173	8,179,888

		$42,577,528

Total Senior Floating-Rate Interests (identified cost $2,059,909,151)		$2,021,062,255

Corporate Bonds & Notes — 2.1%

	Principal
	Amount*
Security	(000’s omitted)	Value
Building and Development — 0.3%
AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(8)	4,005	$3,664,575
Calcipar SA, Sr. Notes
6.875%, 5/1/18(8)	1,000	975,000

		$4,639,575

Chemicals and Plastics — 0.2%
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(8)	2,500	$2,656,250

		$2,656,250

18

	Principal
	Amount*
Security	(000’s omitted)	Value
Ecological Services and Equipment — 0.0%(4)
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(6)	75	$62,946

		$62,946

Equipment Leasing — 0.1%
International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(8)	750	$810,938
7.125%, 9/1/18(8)	750	825,000

		$1,635,938

Financial Intermediaries — 0.1%
First Data Corp., Sr. Notes
7.375%, 6/15/19(8)	2,500	$2,506,250

		$2,506,250

Leisure Goods/Activities/Movies — 0.2%
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)	2,500	$2,743,750

		$2,743,750

Telecommunications — 0.1%
EH Holding Corp., Sr. Notes
6.50%, 6/15/19(8)	2,000	$2,092,500

		$2,092,500

Utilities — 1.1%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)	9,025	$9,656,750
7.875%, 1/15/23(8)	7,875	8,485,312

		$18,142,062

Total Corporate Bonds & Notes (identified cost $32,976,507)		$34,479,271

Asset-Backed Securities — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(8)(9)	$419	$419,934
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.903%, 8/11/16(8)(9)	1,000	870,517

Total Asset-Backed Securities (identified cost $1,418,553)		$1,290,451

Common Stocks — 1.6%

Security	Shares	Value

Automotive — 0.2%
Dayco Products, LLC(10)(11)	48,926	$1,724,642
Hayes Lemmerz International, Inc.(10)(11)	44,747	2,550,579

		$4,275,221

Building and Development — 0.1%
United Subcontractors, Inc.(6)(10)(11)	1,646	$96,333
WCI Communities, Inc.(6)(10)(11)	7,595	797,500

		$893,833

19

Security	Shares	Value
Chemicals and Plastics — 0.1%
Vita Cayman II, Ltd.(10)(11)	3,877	$950,870

		$950,870

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc.(6)(11)(12)	1,242	$52,549

		$52,549

Financial Intermediaries — 0.0%(4)
RTS Investor Corp.(6)(10)(11)	250	$65,815

		$65,815

Food Service — 0.0%
Buffets, Inc.(6)(10)(11)	66,567	$0

		$0

Home Furnishings — 0.1%
Oreck Corp.(6)(10)(11)	4,230	$296,988
Sanitec Europe Oy B Units(10)(11)	157,491	643,769
Sanitec Europe Oy E Units(6)(10)(11)	154,721	0

		$940,757

Investment Services — 0.0%
Safelite Realty Corp.(6)(11)(12)	20,048	$0

		$0

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	158,338	$3,806,715

		$3,806,715

Lodging and Casinos — 0.1%
Herbst Gaming, Inc.(6)(10)(11)	167,709	$1,024,700
Tropicana Entertainment, Inc.(10)(11)	40,751	585,796

		$1,610,496

Publishing — 0.7%
Ion Media Networks, Inc.(6)(10)(11)	13,247	$10,597,600
MediaNews Group, Inc.(6)(10)(11)	66,239	1,310,867
Source Interlink Companies, Inc.(6)(10)(11)	2,290	14,244
Star Tribune Media Holdings Co.(10)(11)	6,089	175,820
SuperMedia, Inc.(11)	16,600	47,808

		$12,146,339

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(10)(11)	714	$2,106,300

		$2,106,300

Total Common Stocks (identified cost $14,545,038)		$26,848,895

Preferred Stocks — 0.0%(4)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc., Series A(6)(11)(12)	284	$17,483

Total Preferred Stocks (identified cost $4,970)		$17,483

20

Warrants — 0.0%(4)

Security	Shares	Value
Radio and Television — 0.0%(4)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(10)(11)	7	$20,650

		$20,650

Retailers (Except Food and Drug) — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(6)(10)(11)	5,982	$0
Oriental Trading Co., Inc., Expires 2/11/16(6)(10)(11)	5,453	0

		$0

Total Warrants (identified cost $12,030)		$20,650

Short-Term Investments — 2.7%

	Interest/
	Principal
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(13)	$37,066	$37,066,450
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/12	7,552	7,552,385

Total Short-Term Investments (identified cost $44,618,835)		$44,618,835

Total Investments — 128.5% (identified cost $2,153,485,084)		$2,128,337,840

Less Unfunded Loan Commitments — (0.7)%		$(11,464,351)

Net Investments — 127.8% (identified cost $2,142,020,733)		$2,116,873,489

Other Assets, Less Liabilities — (27.8)%		$(460,150,308)

Net Assets — 100.0%		$1,656,723,181

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.
(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)		Amount is less than 0.05%.

(5)		This Senior Loan will settle after January 31, 2012, at which time the interest rate will be determined.

(6)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $35,706,776 or 2.2% of the Portfolio’s net assets.

(9)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(10)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)		Non-income producing security.

21

(12)	Restricted security.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $6,413.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/29/12	British Pound Sterling 12,783,020	United States Dollar 19,855,737	JPMorgan Chase Bank	$(283,471)
2/29/12	Euro 14,285,775	United States Dollar 19,095,795	Citibank NA	408,362
3/30/12	British Pound Sterling 3,917,125	United States Dollar 6,057,246	Goldman Sachs International	(112,501)
3/30/12	Euro 16,111,825	United States Dollar 20,867,633	HSBC Bank USA	(210,744)
4/30/12	British Pound Sterling 779,055	United States Dollar 1,221,203	JPMorgan Chase Bank	(5,526)
4/30/12	Euro 14,834,617	United States Dollar 19,468,952	Deutsche Bank	58,365

				$(145,515)

Interest Rate Swaps

	Notional	Portfolio
	Amount	Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Depreciation
Citibank NA	$15,000	Receives	3-month USD-LIBOR-BBA	0.98%	6/24/14	$(163,212)
Citibank NA	15,000	Receives	3-month USD-LIBOR-BBA	1.81%	6/24/16	(637,303)

						$(800,515)

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$466,727	$(612,242)

		$466,727	$(612,242)

Interest Rate	Interest Rate Swaps	$—	$(800,515)

		$—	$(800,515)

22

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,142,372,237

Gross unrealized appreciation	$29,830,951
Gross unrealized depreciation	(55,329,699)

Net unrealized depreciation	$(25,498,748)

Restricted Securities

At January 31, 2012, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc	10/24/00	1,242	$0	(1)	$52,549
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	(1)	0

Total Common Stocks			$0		$52,549

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970		$17,483

Total Restricted Securities			$4,970		$70,032

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$2,007,874,682	$1,723,222	$2,009,597,904
Corporate Bonds & Notes	—	34,416,325	62,946	34,479,271
Asset-Backed Securities	—	1,290,451	—	1,290,451
Common Stocks	47,808	12,544,491	14,256,596	26,848,895
Preferred Stocks	—	—	17,483	17,483
Warrants	—	20,650	0	20,650
Short-Term Investments	—	44,618,835	—	44,618,835

Total Investments	$47,808	$2,100,765,434	$16,060,247	$2,116,873,489

Forward Foreign Currency Exchange Contracts	$—	$466,727	$—	$466,727

Total	$47,808	$2,101,232,161	$16,060,247	$2,117,340,216

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(612,242)	$—	$(612,242)
Interest Rate Swaps	—	(800,515)	—	(800,515)

Total	$—	$(1,412,757)	$—	$(1,412,757)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2011	$3,241,397	$62,946	$16,605,815	$17,483	$0	$19,927,641
Realized gains (losses)	53,098	—	—	—	—	53,098
Change in net unrealized appreciation (depreciation)	(25,143)	(509)	—	—	—	(25,652)
Cost of purchases(1)	4,889	—	—	—	—	4,889
Proceeds from sales(1)	(1,561,386)	—	—	—	—	(1,561,386)
Accrued discount (premium)	10,367	509	—	—	—	10,876
Transfers to Level 3*	—	—	—	—	—	—
Transfers from Level 3*	—	—	(2,349,219)	—	—	(2,349,219)

Balance as of January 31, 2012	$1,723,222	$62,946	$14,256,596	$17,483	$0	$16,060,247

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2012	$(8,592)	$(509)	$—	$—	$—	$(9,101)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

24

Eaton Vance
Government Obligations Fund
January 31, 2012 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2012, the value of the Fund’s investment in the Portfolio was $1,088,235,676 and the Fund owned 90.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 80.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.91%, with maturity at 2035(1)	$10,830	$11,394,380
3.072%, with maturity at 2034(1)	2,389	2,537,098
5.00%, with various maturities to 2018	5,369	5,774,107
5.50%, with various maturities to 2032	9,983	10,798,022
6.00%, with various maturities to 2035	25,765	28,969,731
6.50%, with various maturities to 2036	61,914	71,257,170
6.87%, with maturity at 2024	220	257,346
7.00%, with various maturities to 2035	32,939	38,224,389
7.09%, with maturity at 2023	759	887,506
7.25%, with maturity at 2022	1,105	1,282,009
7.31%, with maturity at 2027	315	379,570
7.50%, with various maturities to 2035	27,286	32,571,497
7.63%, with maturity at 2019	420	477,113
7.75%, with maturity at 2018	21	23,366
7.78%, with maturity at 2022	148	174,585
7.85%, with maturity at 2020	279	322,437
8.00%, with various maturities to 2028	9,590	11,000,310
8.13%, with maturity at 2019	536	599,003
8.15%, with various maturities to 2021	231	265,276
8.25%, with maturity at 2017	44	50,478
8.50%, with various maturities to 2031	7,902	9,544,341
8.75%, with maturity at 2016	9	9,297
9.00%, with various maturities to 2027	6,307	7,161,937
9.25%, with maturity at 2017	47	52,576
9.50%, with various maturities to 2026	1,925	2,260,980
9.75%, with maturity at 2018	1	987
10.50%, with maturity at 2020	625	734,878
11.00%, with maturity at 2015	19	21,709

		$237,032,098

Federal National Mortgage Association:
2.451%, with maturity at 2026(1)	$974	$1,009,793
2.452%, with maturity at 2022(1)	1,993	2,049,681
2.468%, with various maturities to 2035(1)	29,679	30,943,528
2.503%, with maturity at 2022(1)	1,882	1,930,152
2.526%, with various maturities to 2033(1)	3,887	4,033,242
2.533%, with maturity at 2035(1)	1,802	1,867,769
2.542%, with maturity at 2031(1)	3,154	3,240,287
2.745%, with maturity at 2037(1)	5,942	6,233,153
2.778%, with maturity at 2040(1)	1,855	1,936,144
2.981%, with maturity at 2036(1)	1,858	1,918,197
3.394%, with maturity at 2036(1)	2,195	2,256,949
3.658%, with maturity at 2034(1)	7,305	7,920,140
3.816%, with maturity at 2035(1)	8,726	9,484,484
3.858%, with maturity at 2021(1)	1,745	1,813,527
3.881%, with maturity at 2036(1)	626	654,096
3.937%, with maturity at 2034(1)	6,891	7,499,963
4.258%, with maturity at 2036(1)	27,271	29,733,563
4.448%, with maturity at 2035(1)	8,689	9,473,866
4.50%, with various maturities to 2018	21,973	23,524,017
4.795%, with maturity at 2034(1)	23,839	25,992,238
5.00%, with various maturities to 2027	11,289	12,151,672
5.50%, with various maturities to 2030	26,782	29,131,162

1

	Principal
	Amount
Security	(000’s omitted)	Value
6.00%, with various maturities to 2034	$18,450	$20,586,026
6.499%, with maturity at 2025(2)	277	314,812
6.50%, with various maturities to 2036	196,137	224,409,863
7.00%, with various maturities to 2036	74,723	87,594,176
7.25%, with maturity at 2023	24	25,147
7.50%, with various maturities to 2032	10,037	11,939,391
7.875%, with maturity at 2021	759	900,218
7.89%, with maturity at 2030(2)	25	28,976
8.00%, with various maturities to 2032	41,352	50,017,155
8.25%, with maturity at 2025	305	366,243
8.33%, with maturity at 2020	694	807,836
8.50%, with various maturities to 2032	7,689	9,384,142
8.502%, with maturity at 2021(2)	104	124,403
9.00%, with various maturities to 2030	932	1,118,316
9.50%, with various maturities to 2030	2,129	2,545,227
9.626%, with maturity at 2025(2)	29	34,614
9.75%, with maturity at 2019	13	14,873
9.762%, with maturity at 2021(2)	86	99,224
9.835%, with maturity at 2020(2)	44	48,984
9.919%, with maturity at 2021(2)	67	81,095
9.984%, with maturity at 2023(2)	56	65,301
10.10%, with maturity at 2021(2)	49	57,141
10.303%, with maturity at 2025(2)	32	36,426
10.699%, with maturity at 2025(2)	15	17,202
11.00%, with maturity at 2020	529	592,687
11.377%, with maturity at 2019(2)	62	67,734
11.888%, with maturity at 2018(2)	47	51,368
12.113%, with maturity at 2021(2)	17	18,810
12.71%, with maturity at 2015(2)	61	67,657

		$626,212,670

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$674	$697,503
6.10%, with maturity at 2033	11,479	13,303,319
6.50%, with various maturities to 2036	18,036	21,038,344
7.00%, with various maturities to 2034	33,555	39,434,001
7.25%, with maturity at 2022	27	30,356
7.50%, with various maturities to 2025	6,157	7,228,752
8.00%, with various maturities to 2027	9,588	11,313,375
8.25%, with maturity at 2019	134	154,971
8.30%, with maturity at 2020	40	46,804
8.50%, with various maturities to 2018	1,402	1,571,831
9.00%, with various maturities to 2027	6,342	7,977,404
9.50%, with various maturities to 2026	4,013	4,973,914

		$107,770,574

Total Mortgage Pass-Throughs (identified cost $924,528,087)		$971,015,342

Collateralized Mortgage Obligations — 4.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$235	$250,078
Series 1822, Class Z, 6.90%, 3/15/26	1,295	1,379,145
Series 1829, Class ZB, 6.50%, 3/15/26	609	680,089
Series 1896, Class Z, 6.00%, 9/15/26	654	688,856
Series 2075, Class PH, 6.50%, 8/15/28	336	376,822

2

	Principal
	Amount
Security	(000’s omitted)	Value
Series 2091, Class ZC, 6.00%, 11/15/28	$1,361	$1,491,429
Series 2102, Class Z, 6.00%, 12/15/28	336	366,381
Series 2115, Class K, 6.00%, 1/15/29	2,122	2,284,131
Series 2142, Class Z, 6.50%, 4/15/29	716	781,207
Series 2245, Class A, 8.00%, 8/15/27	8,827	10,297,803

		$18,595,941

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$304	$356,528
Series G92-44, Class ZQ, 8.00%, 7/25/22	303	336,274
Series G93-36, Class ZQ, 6.50%, 12/25/23	11,487	13,018,418
Series 1993-16, Class Z, 7.50%, 2/25/23	411	478,654
Series 1993-39, Class Z, 7.50%, 4/25/23	1,111	1,295,960
Series 1993-45, Class Z, 7.00%, 4/25/23	1,272	1,449,183
Series 1993-149, Class M, 7.00%, 8/25/23	486	553,646
Series 1993-178, Class PK, 6.50%, 9/25/23	1,002	1,128,332
Series 1993-250, Class Z, 7.00%, 12/25/23	222	235,028
Series 1994-40, Class Z, 6.50%, 3/25/24	1,022	1,151,080
Series 1994-42, Class K, 6.50%, 4/25/24	4,516	5,124,251
Series 1994-82, Class Z, 8.00%, 5/25/24	1,675	1,963,507
Series 1997-81, Class PD, 6.35%, 12/18/27	641	724,802
Series 2000-49, Class A, 8.00%, 3/18/27	916	1,099,261
Series 2001-81, Class HE, 6.50%, 1/25/32	2,562	2,914,418
Series 2002-1, Class G, 7.00%, 7/25/23	655	744,885
Series 2005-37, Class SU, 28.095%, 3/25/35(3)	4,855	7,391,615

		$39,965,842

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$577	$658,081

Total Collateralized Mortgage Obligations (identified cost $55,030,057)		$59,219,864

U.S. Government Agency Obligations — 11.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,605,950
5.77%, 1/5/27	5,000	6,590,415

		$13,196,365

Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,760,020
4.75%, 3/10/23	4,500	5,395,653
5.365%, 9/9/24	6,445	8,111,058
5.375%, 8/15/24	14,700	18,365,518
5.625%, 6/11/21	17,000	22,093,030
5.75%, 6/12/26	2,720	3,578,258

		$63,303,537

United States Agency for International Development - Israel:
0.00%, 5/1/20	$2,200	$1,854,840
5.50%, 9/18/23	26,850	34,714,741
5.50%, 4/26/24	16,015	20,660,647

		$57,230,228

Total U.S. Government Agency Obligations (identified cost $114,236,780)		$133,730,130

3

U.S. Treasury Obligations — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$9,128,436

Total U.S. Treasury Obligations (identified cost $6,198,757)		$9,128,436

Short-Term Investments — 8.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(5)	$102,185	$102,184,627

Total Short-Term Investments (identified cost $102,184,627)		$102,184,627

Total Investments — 105.8% (identified cost $1,202,178,308)		$1,275,278,399

Other Assets, Less Liabilities — (5.8)%		$(69,564,367)

Net Assets — 100.0%		$1,205,714,032

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2012.
(2)	Weighted average fixed-rate coupon that changes/updates monthly.
(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2012.
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $5,990.

A summary of open financial instruments at January 31, 2012 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	650 U.S. 5-Year Treasury Note	Short	$(79,716,407)	$(80,630,469)	$(914,062)
3/12	475 U.S. 10-Year Treasury Note	Short	(61,568,164)	(62,818,750)	(1,250,586)
3/12	75 U.S. 30-Year Treasury Bond	Short	(10,720,313)	(10,907,813)	(187,500)

					$(2,352,148)

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At January 31, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,352,148.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,213,890,465

Gross unrealized appreciation	$62,334,157
Gross unrealized depreciation	(946,223)

Net unrealized appreciation	$61,387,934

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$971,015,342	$—	$971,015,342
Collateralized Mortgage Obligations	—	59,219,864	—	59,219,864
U.S. Government Agency Obligations	—	133,730,130	—	133,730,130
U.S. Treasury Obligations	—	9,128,436	—	9,128,436
Short-Term Investments	—	102,184,627	—	102,184,627

Total Investments	$—	$1,275,278,399	$—	$1,275,278,399

Liability Description

Futures Contracts	$(2,352,148)	$—	$—	$(2,352,148)

Total	$(2,352,148)	$—	$—	$(2,352,148)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
High Income Opportunities Fund
January 31, 2012 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2012, the value of the Fund’s investment in the Portfolio was $480,419,844 and the Fund owned 55.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 85.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 1.0%
Alliant Techsystems, Inc., 6.875%, 9/15/20	$690	$721,050
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18(1)	770	800,800
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(1)	2,200	2,310,000
TransDigm, Inc., 7.75%, 12/15/18	4,660	5,126,000

		$8,957,850

Automotive & Auto Parts — 3.7%
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	$1,274	$1,407,770
Allison Transmission, Inc., 7.125%, 5/15/19(1)	1,065	1,076,981
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(1)	3,456	3,827,520
Chrysler Group, LLC, Sr. Notes, 8.25%, 6/15/21(1)	1,815	1,742,400
Commercial Vehicle Group, Inc., Sr. Notes, 7.875%, 4/15/19(1)	1,095	1,100,475
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	2,390	2,608,864
Ford Motor Credit Co., LLC, Sr. Notes, 5.875%, 8/2/21	1,765	1,934,906
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	4,120	4,888,623
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	1,380	1,694,205
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	1,305	1,637,775
General Motors Financial Co., Inc., 6.75%, 6/1/18(1)	1,375	1,436,875
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	884	972,400
Meritor, Inc., 8.125%, 9/15/15	1,260	1,220,625
Meritor, Inc., 10.625%, 3/15/18	1,235	1,244,263
Navistar International Corp., 8.25%, 11/1/21	1,805	1,958,425
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	2,706	2,881,890
Visteon Corp., 6.75%, 4/15/19	685	679,863

		$32,313,860

Banks and Thrifts — 1.2%
Ally Financial, Inc., 6.25%, 12/1/17	$4,075	$4,214,161
Ally Financial, Inc., 8.00%, 11/1/31	3,955	4,217,019
Bank of America N.A., 5.30%, 3/15/17	1,730	1,723,924

		$10,155,104

Broadcasting — 0.9%
AMC Networks, Inc., 7.75%, 7/15/21(1)	$1,100	$1,214,125
Crown Media Holdings, Inc., 10.50%, 7/15/19	945	1,011,150
Cumulus Media, Inc., Sr. Notes, 7.75%, 5/1/19(1)	1,370	1,291,225
XM Satellite Radio Holdings, Inc., 13.00%, 8/1/14(1)	3,575	4,093,375

		$7,609,875

Building Materials — 0.7%
Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(1)	$4,030	$4,342,325
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	1,265	1,369,363

		$5,711,688

Cable/Satellite TV — 3.0%
Bresnan Broadband Holdings, LLC, 8.00%, 12/15/18(1)	$415	$435,750
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	790	847,275
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	2,020	2,262,400
CCO Holdings, LLC/CCO Capital Corp., 6.625%, 1/31/22	4,715	4,927,175
CCO Holdings, LLC/CCO Capital Corp., 7.00%, 1/15/19	420	448,350
CCO Holdings, LLC/CCO Capital Corp., 7.375%, 6/1/20	2,020	2,191,700
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18	1,180	1,286,200
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	125	138,906
CSC Holdings, LLC, Sr. Notes, 6.75%, 11/15/21(1)	2,580	2,786,400

1

	Principal
	Amount
Security	(000’s omitted)	Value
DISH DBS Corp., 6.75%, 6/1/21	$2,800	$3,066,000
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	3,015	3,124,294
Nara Cable Funding, Ltd., Sr. Notes, 8.875%, 12/1/18(1)	2,785	2,659,675
UPCB Finance V, Ltd., Sr. Notes, 7.25%, 11/15/21(1)	170	178,500
UPCB Finance VI, Ltd., Sr. Notes, 6.875%, 1/15/22(1)	1,875	1,875,000

		$26,227,625

Capital Goods — 1.5%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,644,300
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	2,890	3,135,650
CNH Capital, LLC, 6.25%, 11/1/16(1)	1,910	2,053,250
Manitowoc Co., Inc. (The), 8.50%, 11/1/20	670	733,650
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	740	823,250
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,986,875
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,899,925

		$13,276,900

Chemicals — 2.3%
Celanese US Holdings, LLC, 5.875%, 6/15/21	$960	$1,033,200
Celanese US Holdings, LLC, 6.625%, 10/15/18	805	873,425
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	3,185,250
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,453,100
Chemtura Corp., 7.875%, 9/1/18	1,855	1,966,300
Hexion US Finance Corp./Hexion Nova Scotia Finance, ULC, 9.00%, 11/15/20	935	897,600
Koppers, Inc., 7.875%, 12/1/19	315	333,900
Kraton Polymers LLC, Sr. Notes, 6.75%, 3/1/19	675	671,625
Lyondell Chemical Co., Sr. Notes, 11.00%, 5/1/18	1,325	1,457,619
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,795,150
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	577,800
Polypore International, Inc., 7.50%, 11/15/17	660	696,300
Solutia, Inc., 8.75%, 11/1/17	1,420	1,615,250
Taminco Global Chemical Corp., 9.75%, 3/31/20(1)	1,800	1,845,000
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(1)	1,085	813,750

		$20,215,269

Consumer Products — 2.6%
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	$1,920	$2,136,192
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	7,760	7,837,600
NBTY, Inc., 9.00%, 10/1/18	1,100	1,221,000
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,827,000
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	589,875
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(1)	2,621	2,870,257
Spectrum Brands Holdings, Inc., (PIK), 12.00%, 8/28/19	3,060	3,358,350
Spectrum Brands Holdings, Inc., Sr. Notes, 9.50%, 6/15/18(1)	1,015	1,155,831

		$22,996,105

Containers — 1.6%
BWAY Holding Co., 10.00%, 6/15/18	$550	$602,250
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(1)	3,905	4,090,487
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(1)	2,290	2,415,950
Reynolds Group Holdings, Inc., Sr. Notes, 8.75%, 10/15/16(1)	1,960	2,097,200
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(1)	815	815,000
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19(1)	660	674,850
Sealed Air Corp., Sr. Notes, 8.375%, 9/15/21(1)	2,595	2,932,350

		$13,628,087

Diversified Financial Services — 3.2%
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(1)	$2,102	$2,175,363
CIT Group, Inc., Sr. Notes, 5.25%, 4/1/14(1)	2,605	2,663,613
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	4,900	4,912,250
E*Trade Financial Corp., Sr. Notes, 12.50%, 11/30/17	3,740	4,347,750
International Lease Finance Corp., Sr. Notes, 5.875%, 5/1/13	640	643,200

2

	Principal
	Amount
Security	(000’s omitted)	Value
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	$2,085	$2,047,259
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	1,565	1,674,550
International Lease Finance Corp., Sr. Notes, 8.625%, 1/15/22	4,205	4,568,161
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	1,230	1,349,925
International Lease Finance Corp., Sr. Notes, (MTN), 5.65%, 6/1/14	3,100	3,096,125

		$27,478,196

Diversified Media — 4.2%
Catalina Marketing Corp., 11.625%, 10/1/17(1)	$3,090	$2,976,699
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(1)	14,135	14,064,325
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(1)	2,755	1,460,150
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	1,515	1,677,863
Lamar Media Corp., 5.875%, 2/1/22(1)	1,205	1,212,531
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,080	966,600
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(1)	1,860	1,618,200
MDC Partners, Inc., 11.00%, 11/1/16	2,755	2,985,731
Nielsen Finance, LLC, 11.50%, 5/1/16	1,216	1,401,440
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	143	165,165
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(1)	600	655,500
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,990	3,266,575
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18(1)	3,710	3,802,750

		$36,253,529

Energy — 9.2%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$2,405	$2,411,012
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	3,005	3,020,025
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes, 6.25%, 8/20/19	1,260	1,260,000
Atwood Oceanics, Inc., Sr. Notes, 6.50%, 2/1/20	1,205	1,253,200
Basic Energy Services, Inc., 7.75%, 2/15/19	680	695,300
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,905	2,176,463
Bill Barrett Corp., 7.625%, 10/1/19	1,660	1,697,350
Bill Barrett Corp., 9.875%, 7/15/16	385	423,500
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	825	812,625
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(1)	4,105	4,053,687
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(1)	1,025	1,035,250
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(1)	4,941	5,311,575
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,447,200
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	1,585	1,751,425
Continental Resources, Inc., 7.125%, 4/1/21	670	743,700
Continental Resources, Inc., 7.375%, 10/1/20	280	310,100
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,872,558
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,423,625
Frac Tech Services, LLC/Frac Tech Finance, Inc., 7.625%, 11/15/18(1)	4,000	4,280,000
Frontier Oil Corp., 6.875%, 11/15/18	530	545,900
GMX Resources, Inc., Sr. Notes, (PIK), 11.00%, 12/1/17(1)	535	420,152
Harvest Operations Corp., 6.875%, 10/1/17(1)	800	848,000
Holly Corp., 9.875%, 6/15/17	1,710	1,915,200
Kodiak Oil & Gas Corp., 8.125%, 12/1/19(1)	2,445	2,594,756
Oasis Petroleum, Inc., 6.50%, 11/1/21	890	903,350
OGX Petroleo E Gas Participacoes SA, 8.50%, 6/1/18(1)	4,740	4,920,120
Oil States International, Inc., 6.50%, 6/1/19	3,335	3,560,112
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes, 8.25%, 2/15/20(1)	955	938,288
PetroBakken Energy, Ltd., Sr. Notes, 8.625%, 2/1/20(1)	1,835	1,880,875
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,719,150
Precision Drilling Corp., 6.625%, 11/15/20	1,000	1,055,000
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21(1)	2,210	2,281,825
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	2,917,200
Range Resources Corp., 6.75%, 8/1/20	1,580	1,738,000
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,101,275
SESI, LLC, 6.375%, 5/1/19	3,445	3,591,412
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	707,000

3

	Principal
	Amount
Security	(000’s omitted)	Value
Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22(1)	$610	$619,913
Venoco, Inc., 11.50%, 10/1/17	540	553,500
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	3,745	3,239,425
WPX Energy, Inc., Sr. Notes, 5.25%, 1/15/17(1)	1,515	1,522,575
WPX Energy, Inc., Sr. Notes, 6.00%, 1/15/22(1)	3,160	3,163,950

		$80,715,573

Entertainment/Film — 0.5%
Cinemark USA, Inc., 7.375%, 6/15/21	$695	$734,963
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	825	905,437
Regal Cinemas Corp., 8.625%, 7/15/19	545	600,863
Regal Entertainment Group, 9.125%, 8/15/18	2,190	2,409,000

		$4,650,263

Environmental — 0.1%
Casella Waste Systems, Inc., 7.75%, 2/15/19	$405	$407,025
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	650	711,750

		$1,118,775

Food/Beverage/Tobacco — 1.4%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, (PIK), 15.00%, 5/15/17(1)	$2,006	$1,541,499
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	4,800	4,536,000
Michael Foods, Inc., 9.75%, 7/15/18	2,695	2,930,812
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	425	451,563
Post Holdings, Inc., Sr. Notes, 7.375%, 2/15/22(1)	2,755	2,858,312

		$12,318,186

Gaming — 5.7%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(2)	$5,755	$2,014,250
CCM Merger, Inc., 8.00%, 8/1/13(1)	890	867,750
Harrah’s Operating Co., Inc., 5.375%, 12/15/13	1,095	949,913
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	7,630	4,997,650
Harrah’s Operating Co., Inc., 10.00%, 12/15/15	1,680	1,428,000
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/18	670	520,925
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	2,375	2,585,781
Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18	4,385	3,749,175
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	771	763,290
Inn of the Mountain Gods Resort & Casino, Sr. Notes, (PIK), 1.25%, 11/30/20(1)	2,000	1,218,723
Mandalay Resort Group, 7.625%, 7/15/13	855	872,100
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	2,100	2,325,750
MGM Resorts International, 5.875%, 2/27/14	2,110	2,110,000
MGM Resorts International, 6.75%, 4/1/13	2,985	3,059,625
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	680	770,100
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	1,305	1,494,225
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	1,350	1,542,375
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	1,977,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,863,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,765	2,274,212
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(1)	1,620	1,530,900
Peninsula Gaming, LLC, 8.375%, 8/15/15	1,195	1,275,662
Peninsula Gaming, LLC, 10.75%, 8/15/17	2,880	3,117,600
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	745	769,213
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	3,605	3,514,875
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(3)	3,776	2,176,260

		$49,769,104

Health Care — 6.5%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$3,345	$3,403,537
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,290	1,348,050
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	550	596,750
AMGH Merger Sub, Inc., 9.25%, 11/1/18(1)	1,530	1,621,800

4

	Principal
	Amount
Security	(000’s omitted)	Value
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15	$1,730	$1,820,825
Biomet, Inc., 11.625%, 10/15/17	1,185	1,294,613
Biomet, Inc., (PIK), 10.375%, 10/15/17	1,435	1,564,150
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	5,685	5,578,406
Emergency Medical Services Corp., 8.125%, 6/1/19	3,640	3,731,000
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	1,305	1,422,450
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	1,200	1,314,000
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	555	613,969
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,553,413
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,291,500
HCA, Inc., 7.50%, 2/15/22	2,410	2,584,725
HCA, Inc., Sr. Notes, 9.875%, 2/15/17	1,427	1,567,916
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Sr. Notes, 9.50%, 12/1/19(1)	4,700	5,105,375
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	1,930	1,973,425
Multiplan, Inc., 9.875%, 9/1/18(1)	2,800	3,066,000
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(1)	1,080	891,000
Physio-Control International, Inc., Sr. Notes, 9.875%, 1/15/19(1)	1,510	1,577,950
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19	1,870	1,986,875
Res-Care, Inc., Sr. Notes, 10.75%, 1/15/19	2,375	2,576,875
Rotech Healthcare, Inc., 10.50%, 3/15/18	1,915	1,512,850
Rural/Metro Corp., Sr. Notes, 10.125%, 7/15/19(1)	1,140	1,083,000
Stewart Enterprises, Inc., 6.50%, 4/15/19	545	561,350
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,487,419
Teleflex, Inc., 6.875%, 6/1/19	545	585,875
Warner Chilcott Co., LLC, 7.75%, 9/15/18	3,255	3,458,437

		$57,173,535

Homebuilders/Real Estate — 1.0%
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	$2,625	$2,749,688
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	5,470	6,345,200

		$9,094,888

Insurance — 0.3%
Alliant Holdings I, Inc., 11.00%, 5/1/15(1)	$1,500	$1,573,125
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(1)	670	685,913
USI Holdings Corp., 4.332%, 11/15/14(1)(4)	785	726,125

		$2,985,163

Leisure — 1.2%
NCL Corp, Ltd., Sr. Notes, 11.75%, 11/15/16	$2,615	$3,059,550
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	110	117,150
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,855,000
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	581,813
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,470,175
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	575	691,437
Seven Seas Cruises, S. DE R.L., LLC, 9.125%, 5/15/19(1)	2,145	2,203,987
Vail Resorts, Inc., 6.50%, 5/1/19	700	724,500

		$10,703,612

Metals/Mining — 4.3%
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	$765	$837,675
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	2,435	2,538,487
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	1,555	1,706,613
Consol Energy, Inc., 8.00%, 4/1/17	1,630	1,768,550
FMG Resources PTY, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	6,650	6,899,375
FMG Resources PTY, Ltd., Sr. Notes, 8.25%, 11/1/19(1)	5,155	5,554,512
Novelis, Inc., 8.375%, 12/15/17	1,025	1,130,063
Novelis, Inc., 8.75%, 12/15/20	2,645	2,969,012
Peabody Energy Corp., 6.00%, 11/15/18(1)	4,420	4,574,700
Peabody Energy Corp., 6.25%, 11/15/21(1)	3,790	3,922,650

5

	Principal
	Amount
Security	(000’s omitted)	Value
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	$3,720	$4,259,400
SunCoke Energy, Inc., 7.625%, 8/1/19	1,315	1,334,725

		$37,495,762

Paper — 1.6%
Boise Paper Holdings, LLC, 8.00%, 4/1/20	$545	$585,875
Boise Paper Holdings, LLC, 9.00%, 11/1/17	2,200	2,409,000
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,944,000
Longview Fibre Paper & Packaging, Inc., Sr. Notes, 8.00%, 6/1/16(1)	1,375	1,445,469
Sappi Papier Holdings GmbH, Sr. Notes, 6.625%, 4/15/21(1)	3,735	3,436,200
Verso Paper Holdings, LLC/Verso Paper, Inc., 4.179%, 8/1/14(4)	245	164,150
Verso Paper Holdings, LLC/Verso Paper, Inc., 8.75%, 2/1/19	2,030	1,136,800
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	4,515	1,851,150

		$13,972,644

Railroad — 0.1%
Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21	$755	$819,175

		$819,175

Restaurants — 0.4%
NPC International, Inc., 10.50%, 1/15/20(1)	$3,030	$3,143,625

		$3,143,625

Services — 6.3%
Aramark Holdings Corp., Sr. Notes, (PIK), 8.625%, 5/1/16(1)	$930	$960,225
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	2,990	3,281,525
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	2,550	2,792,250
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	5,550	5,626,313
Hertz Corp., 7.50%, 10/15/18	20	21,500
Laureate Education, Inc., 10.00%, 8/15/15(1)	7,020	7,248,150
Laureate Education, Inc., 11.75%, 8/15/17(1)	5,130	5,501,925
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(1)	14,818	15,447,529
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 10.25%, 11/15/19	1,330	1,469,650
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 8.25%, 2/1/21	200	207,500
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 10.00%, 7/15/17(1)	3,540	4,124,100
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	830	610,050
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	3,775	4,473,375
United Rentals North America, Inc., 10.875%, 6/15/16	2,770	3,185,500

		$54,949,592

Steel — 0.2%
JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	$1,390	$1,431,700
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(2)(3)	5,225	523

		$1,432,223

Super Retail — 3.9%
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	$6,260	$6,917,300
Limited Brands, Inc., 6.625%, 4/1/21	5,170	5,712,850
Limited Brands, Inc., 8.50%, 6/15/19	3,620	4,294,225
Michaels Stores, Inc., 7.75%, 11/1/18	575	603,031
Michaels Stores, Inc., 11.375%, 11/1/16	1,175	1,251,257
Michaels Stores, Inc., 13.00%, 11/1/16	895	957,561
PETCO Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,945	4,300,050
Toys “R” Us, 10.75%, 7/15/17	3,670	4,101,225
Toys “R” Us, Sr. Notes, 7.375%, 9/1/16(1)	1,760	1,795,200
Toys “R” Us, Sr. Notes, 7.875%, 4/15/13	3,680	3,790,400

		$33,723,099

Technology — 3.7%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	$1,005	$1,090,425
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	350	379,750
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	3,050	2,935,625

6

	Principal
	Amount
Security	(000’s omitted)	Value
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	$5,485	$5,279,313
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	680	717,400
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	944,775
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	1,310	1,368,950
First Data Corp., (PIK), 10.55%, 9/24/15	2,217	2,205,482
Seagate HDD Cayman, 7.00%, 11/1/21(1)	3,435	3,692,625
Sophia, LP/Sophia Finance, Inc., 9.75%, 1/15/19(1)	1,250	1,306,250
SSI Investments II, Sr. Notes, 11.125%, 6/1/18	5,020	5,572,200
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	6,375	6,813,281

		$32,306,076

Telecommunications — 8.3%
American Tower Corp., Sr. Notes, 5.05%, 9/1/20	$2,080	$2,113,351
CenturyLink, Inc., Sr. Notes, 6.45%, 6/15/21	5,440	5,745,015
Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	3,255	3,450,300
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	1,940	2,197,050
EH Holding Corp., Sr. Notes, 6.50%, 6/15/19(1)	3,430	3,588,637
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	1,335	1,451,813
GCI, Inc., Sr. Notes, 6.75%, 6/1/21	685	691,850
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	1,415	1,503,437
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	1,263	1,329,308
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17	1,461	1,471,737
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17(1)	4,140	4,171,050
Nextel Communications, Inc., 5.95%, 3/15/14	3,565	3,547,175
Nextel Communications, Inc., 7.375%, 8/1/15	2,910	2,829,975
Nextel Communications, Inc., Series E, 6.875%, 10/31/13	8,925	8,969,625
NII Capital Corp., 8.875%, 12/15/19	3,235	3,501,887
SBA Telecommunications, Inc., 8.00%, 8/15/16	1,145	1,245,188
SBA Telecommunications, Inc., 8.25%, 8/15/19	765	837,675
Sprint Nextel Corp., 9.00%, 11/15/18(1)	6,510	7,030,800
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	4,980	5,353,500
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,587,800
Wind Acquisition Finance SA, Sr. Notes, (PIK), 12.25%, 7/15/17(1)	5,494	4,283,169
Windstream Corp., 7.75%, 10/1/21	2,445	2,652,825

		$72,553,167

Textiles/Apparel — 0.4%
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	$3,385	$3,864,079

		$3,864,079

Transportation Ex Air/Rail — 0.5%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$2,215	$2,162,394
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	2,065	2,188,900
CMA CGM SA, 8.50%, 4/15/17(1)	640	291,200

		$4,642,494

Utilities — 3.5%
AES Corp. (The), Sr. Notes, 7.375%, 7/1/21(1)	$1,375	$1,526,250
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes, 8.00%, 6/1/16(1)	3,315	3,588,487
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	6,870	7,350,900
Dolphin Subsidiary II, Inc., Sr. Notes, 6.50%, 10/15/16(1)	1,910	2,043,700
Dolphin Subsidiary II, Inc., Sr. Notes, 7.25%, 10/15/21(1)	3,875	4,320,625
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	3,255	2,864,400
NRG Energy, Inc., 7.875%, 5/15/21(1)	2,090	1,995,950
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,281,850
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	371,850
TXU Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	3,665	2,785,400

		$30,129,412

Total Corporate Bonds & Notes (identified cost $726,845,257)		$742,384,535

7

Senior Floating-Rate Interests — 4.8%(5)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Automotive & Auto Parts — 0.2%
Chrysler Group, LLC, Term Loan, 6.00%, Maturing 5/24/17	$1,692	$1,660,072

		$1,660,072

Building Materials — 0.5%
Panolam Industries International, Inc., Term Loan, 8.25%, Maturing 12/31/13	$3,064	$2,939,167
Panolam Industries International, Inc., Term Loan - Second Lien, 10.00%, Maturing 6/30/14	1,422	1,300,851

		$4,240,018

Consumer Products — 0.9%
Amscan Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$3,851	$3,853,657
Revlon Consumer Products Corp., Term Loan, 4.75%, Maturing 11/17/17	3,827	3,824,221

		$7,677,878

Diversified Financial Services — 0.3%
Asurion Corp., Term Loan - Second Lien, 9.00%, Maturing 5/24/19	$2,300	$2,315,410

		$2,315,410

Energy — 0.8%
Samson Investment Co., Term Loan, 8.00%, Maturing 12/21/12	$7,400	$7,400,000

		$7,400,000

Food/Beverage/Tobacco — 0.4%
Del Monte Foods Co., Term Loan, 4.50%, Maturing 3/8/18	$3,383	$3,311,111

		$3,311,111

Gaming — 0.5%
Caesars Entertainment Operating Co., Term Loan, Maturing 1/28/15(6)	$1,385	$1,252,188
Caesars Entertainment Operating Co., Term Loan, Maturing 1/28/15(6)	500	451,103
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.52%, Maturing 5/16/14	1,580	1,437,800
CCM Merger, Inc., Term Loan, 7.00%, Maturing 3/1/17	1,152	1,151,256

		$4,292,347

Restaurants — 0.2%
NPC International, Inc., Term Loan, 6.75%, Maturing 12/28/18	$1,500	$1,513,125

		$1,513,125

Services — 0.2%
Education Management, LLC, Term Loan, 4.63%, Maturing 6/1/16	$2,000	$1,875,000

		$1,875,000

Technology — 0.2%
First Data Corp., Term Loan, 3.03%, Maturing 9/24/14	$1,596	$1,514,831

		$1,514,831

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.55%, Maturing 8/31/16	$523	$488,932
CEVA Group PLC, Term Loan, 5.55%, Maturing 8/31/16	1,170	1,094,286
CEVA Group PLC, Term Loan, 5.58%, Maturing 8/31/16	590	551,566

		$2,134,784

Utilities — 0.4%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.80%, Maturing 10/10/14	$5,240	$3,597,453

		$3,597,453

Total Senior Floating-Rate Interests (identified cost $42,808,520)		$41,532,029

8

Convertible Bonds — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Automotive & Auto Parts — 0.4%
Ford Motor Co., 4.25%, 11/15/16	$2,180	$3,468,925

		$3,468,925

Total Convertible Bonds (identified cost $3,771,613)		$3,468,925

Common Stocks — 2.2%

Security	Shares	Value

Building Materials — 0.3%
Panolam Holdings Co.(3)(7)(8)	3,117	$2,662,043

		$2,662,043

Cable/Satellite TV — 0.2%
Cablevision Systems Corp.	100,000	$1,455,000

		$1,455,000

Consumer Products — 0.0%(9)
HF Holdings, Inc.(3)(7)(8)	13,600	$66,232

		$66,232

Energy — 0.0%(9)
SemGroup Corp.(8)	16,378	$433,525

		$433,525

Gaming — 0.3%
Greektown Superholdings, Inc.(8)	892	$53,074
Las Vegas Sands Corp.(8)	54,500	2,676,495

		$2,729,569

Services — 0.1%
Geo Group, Inc. (The)(8)	26,500	$465,870

		$465,870

Steel — 0.8%
RathGibson Acquisition Co., LLC(3)(7)(8)	233,000	$7,199,700

		$7,199,700

Super Retail — 0.3%
GNC Holdings, Inc., Class A(8)	96,898	$2,665,664

		$2,665,664

Technology — 0.2%
Amkor Technology, Inc.(8)	350,000	$2,005,500

		$2,005,500

Total Common Stocks (identified cost $11,630,379)		$19,683,103

Convertible Preferred Stocks — 1.2%

Security	Shares	Value
Automotive & Auto Parts — 0.9%
General Motors Co., 4.75%	131,495	$5,267,689
Goodyear Tire & Rubber Co. (The), 5.875%	50,000	2,298,000

		$7,565,689

9

Security	Shares	Value
Energy — 0.3%
Chesapeake Energy Corp., 4.50%	22,471	$2,024,188
Chesapeake Energy Corp., 5.00%	6,292	496,879

		$2,521,067

Total Convertible Preferred Stocks (identified cost $12,051,900)		$10,086,756

Preferred Stocks — 0.3%

Security	Shares	Value
Banks and Thrifts — 0.3%
GMAC Capital Trust I, 8.125%	129,800	$2,880,262

		$2,880,262

Total Preferred Stocks (identified cost $3,273,233)		$2,880,262

Miscellaneous — 0.0%(9)

Security	Shares	Value
Cable/Satellite TV — 0.0%(9)
Adelphia, Inc., Escrow Certificate(8)	7,585,000	$56,887
Adelphia, Inc., Escrow Certificate(8)	3,555,000	26,663
Adelphia Recovery Trust(8)	10,758,837	64,553

		$148,103

Gaming — 0.0%(9)
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(7)(8)	5,410	$29,755

		$29,755

Health Care — 0.0%(9)
US Oncology, Inc., Escrow Certificate(8)	705,000	$10,575

		$10,575

Services — 0.0%(9)
NCS Acquisition Corp., Escrow Certificate(3)(8)	2,640,000	$182,028

		$182,028

Total Miscellaneous (identified cost $9,984,958)		$370,461

Warrants — 0.3%

Security	Shares	Value
Energy — 0.0%(9)
SemGroup Corp., Expires 11/30/14(8)	17,240	$102,147

		$102,147

Food/Beverage/Tobacco — 0.0%(9)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(8)	1,610	$169,050

		$169,050

Gaming — 0.3%
Peninsula Gaming, LLC, Convertible Preferred Membership Interests(3)(7)(8)	25,351	$2,307,466

		$2,307,466

10

Security	Shares	Value
Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(3)(7)(8)	17,588	$0

		$0

Total Warrants (identified cost $172)		$2,578,663

Short-Term Investments — 5.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(10)	$47,230	$47,230,272

Total Short-Term Investments (identified cost $47,230,272)		$47,230,272

Total Investments — 99.6% (identified cost $857,596,304)		$870,215,006

Other Assets, Less Liabilities — 0.4%		$3,478,468

Net Assets — 100.0%		$873,693,474

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN	-	Medium-Term Note

PIK	-	Payment In Kind

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $314,714,264 or 36.0% of the Portfolio’s net assets.

(2)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(5)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(6)		This Senior Loan will settle after January 31, 2012, at which time the interest rate will be determined.

(7)		Restricted security.

(8)		Non-income producing security.

(9)		Amount is less than 0.05%.

(10)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $6,319.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$862,189,898

Gross unrealized appreciation	$50,723,905
Gross unrealized depreciation	(42,698,797)

Net unrealized appreciation	$8,025,108

11

Restricted Securities

At January 31, 2012, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675		$29,755
HF Holdings, Inc.	10/27/09	13,600	730,450		66,232
Panolam Holdings Co.	12/30/09	3,117	1,712,791		2,662,043
Peninsula Gaming, LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0	(1)	2,307,466
RathGibson Acquisition Co., LLC	6/14/10	233,000	1,236,540		7,199,700
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	17,588	0		0

Total Restricted Securities			$3,774,456		$12,265,196

(1) Less than $0.50.

A summary of open financial instruments at January 31, 2012 is as follows:

Credit Default Swaps — Sell Protection

								Upfront
			Notional	Receive				Payments
	Reference	Credit	Amount**	Annual		Termination	Market	Received	Net Unrealized
Counterparty	Entity	Rating*	(000’s omitted)	Fixed Rate		Date	Value	(Paid)	Appreciation
Bank of America N.A.	Amkor Technology, Inc.	Ba3/BB	$1,150	5.00	%(1)	6/20/15	$50,274	$34,565	84,839
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB	2,000	5.00	(1)	6/20/15	87,433	93,409	180,842
Credit Suisse International	Ford Motor Co.	Ba2/BB+	1,000	5.00	(1)	12/20/16	87,263	(1,970)	85,293
Deutsche Bank	Ford Motor Co.	Ba2/BB+	1,100	5.00	(1)	9/20/16	96,523	(44,918)	51,605
Deutsche Bank	Ford Motor Co.	Ba2/BB+	1,100	5.00	(1)	9/20/16	96,523	(80,389)	16,134
Deutsche Bank	Ford Motor Co.	Ba2/BB+	2,100	5.00	(1)	12/20/16	183,252	(103,842)	79,410
Deutsche Bank	Freescale Semiconductor, Inc.	Caa1/CCC+	15,000	5.00	(1)	3/20/17	(1,663,919)	3,009,164	1,345,245
Goldman Sachs International	Ford Motor Co.	Ba2/BB+	1,100	5.00	(1)	9/20/16	96,523	(52,022)	44,501
Goldman Sachs International	Ford Motor Co.	Ba2/BB+	2,100	5.00	(1)	12/20/16	183,252	(76,925)	106,327

							$(782,876)	$2,777,072	$1,994,196

Credit Default Swaps — Buy Protection

		Notional	Pay				Upfront	Net Unrealized
	Reference	Amount	Annual		Termination	Market	Payments	Appreciation
Counterparty	Entity	(000’s omitted)	Fixed Rate		Date	Value	Paid	(Depreciation)
Bank of America N.A.	Gap, Inc. (The)	$5,000	1.00	%(1)	3/20/17	$401,866	$(394,495)	$7,371
Deutsche Bank	First Data Corp.	15,000	5.00	(1)	3/20/17	2,490,859	(3,853,199)	(1,362,340)

						$2,892,725	$(4,247,694)	$(1,354,969)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $26,650,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

12

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At January 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is credit risk was $3,773,768 and $1,663,919, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$740,207,752	$2,176,783	$742,384,535
Senior Floating-Rate Interests	—	41,532,029	—	41,532,029
Convertible Bonds	—	3,468,925	—	3,468,925
Common Stocks	9,702,054	53,074	9,927,975	19,683,103
Convertible Preferred Stocks	10,086,756	—	—	10,086,756
Preferred Stocks	2,880,262	—	—	2,880,262
Miscellaneous	—	188,433	182,028	370,461
Warrants	—	271,197	2,307,466	2,578,663
Short-Term Investments	—	47,230,272	—	47,230,272

Total Investments	$22,669,072	$832,951,682	$14,594,252	$870,215,006

Credit Default Swaps	$—	$3,773,768	$—	$3,773,768

Total	$22,669,072	$836,725,450	$14,594,252	$873,988,774

Liability Description

Credit Default Swaps	$—	$(1,663,919)	$—	$(1,663,919)

Total	$—	$(1,663,919)	$—	$(1,663,919)

13

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Corporate	Investments in	Investments in	Investments in
	Bonds & Notes	Common Stocks	Miscellaneous	Warrants	Total
Balance as of October 31, 2011	$2,176,783	$9,929,384	$182,028	$2,307,466	$14,595,661
Realized gains (losses)	—	(5,392)	—	—	(5,392)
Change in net unrealized appreciation (depreciation)	4,590	5,586	—	—	10,176
Cost of purchases(1)	—	—	—	—	—
Proceeds from sales(1)	—	(1,603)	—	—	(1,603)
Accrued discount (premium)	(4,590)	—	—	—	(4,590)
Transfers to Level 3*	—	—	—	—	—
Transfers from Level 3*	—	—	—	—	—

Balance as of January 31, 2012	$2,176,783	$9,927,975	$182,028	$2,307,466	$14,594,252

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2012	$4,590	$—	$—	$—	$4,590

*	Transfers are reflected at the value of the securities at the beginning of the period.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

14

Eaton Vance
Diversified Currency Income Fund
January 31, 2012 (Unaudited)

Eaton Vance Diversified Currency Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2012, the value of the Fund’s investment in the Portfolio was $41,729,531 and the Fund owned 18.7% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

International Income Portfolio
January 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 33.3%

	Principal
Security	Amount		Value
Australia — 0.2%
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	$169,470
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	167,885

Total Australia			$337,355

Brazil — 0.1%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	310,768	$184,366

Total Brazil			$184,366

Canada — 3.1%
Canada Housing Trust, 2.20%, 3/15/14(2)	CAD	135,000	$137,780
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	2,001,000	2,064,480
Canada Housing Trust, 3.75%, 3/15/20(2)	CAD	665,000	742,450
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	3,439,000	3,467,090
Canada Housing Trust, 4.10%, 12/15/18(2)	CAD	475,000	540,023

Total Canada			$6,951,823

Chile — 2.8%
Government of Chile, 2.10%, 9/1/15(1)	CLP	1,210,051,440	$2,478,735
Government of Chile, 6.00%, 3/1/17	CLP	40,000,000	86,016
Government of Chile, 6.00%, 3/1/18	CLP	1,670,000,000	3,615,740

Total Chile			$6,180,491

Colombia — 3.9%
Titulos De Tesoreria B, 6.00%, 4/17/13	COP	6,500,000,000	$3,613,982
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	9,100,000,000	5,170,340

Total Colombia			$8,784,322

Congo — 0.0%(3)
Republic of Congo, 3.00%, 6/30/29	USD	64,600	$47,481

Total Congo			$47,481

Costa Rica — 0.5%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	465,598,356	$739,863
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	258,103,437	483,271

Total Costa Rica			$1,223,134

Czech Republic — 0.6%
Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,361,044

Total Czech Republic			$1,361,044

Denmark — 1.1%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$42,736
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	207,323
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898,000	2,079,630
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	216,552

Total Denmark			$2,546,241

Dominican Republic — 3.6%
Dominican Republic, 11.70%, 6/6/14(4)	DOP	215,000,000	$5,392,820
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(5)	DOP	25,000,000	639,677
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 15.00%, 3/12/12(5)	DOP	20,000,000	515,116
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(5)	DOP	58,300,000	1,481,863

Total Dominican Republic			$8,029,476

1

	Principal
Security	Amount		Value
Georgia — 0.1%
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	400,000	$241,097

Total Georgia			$241,097

Israel — 0.2%
Israel Government Bond, 3.00%, 10/31/19(1)	ILS	340,423	$100,046
Israel Government Bond, 5.00%, 4/30/15(1)	ILS	898,588	274,323

Total Israel			$374,369

Mexico — 4.2%
Mexican Bonos, 7.50%, 6/21/12	MXN	37,780,000	$2,937,104
Mexican Bonos, 8.00%, 12/19/13	MXN	42,279,000	3,442,206
Mexican Bonos, 9.00%, 12/20/12	MXN	36,540,000	2,912,911

Total Mexico			$9,292,221

Peru — 1.5%
Republic of Peru, 9.91%, 5/5/15	PEN	7,778,000	$3,372,395

Total Peru			$3,372,395

Philippines — 1.2%
Philippine Government International Bond, 4.95%, 1/15/21	PHP	106,000,000	$2,586,395

Total Philippines			$2,586,395

Poland — 0.2%
Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,128,915	$361,139

Total Poland			$361,139

Serbia — 2.1%
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	121,470,000	$1,371,464
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	329,070,000	3,425,550

Total Serbia			$4,797,014

South Africa — 0.4%
Republic of South Africa, 6.50%, 6/2/14	USD	815,000	$901,594

Total South Africa			$901,594

Sweden — 0.4%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$915,990
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	65,631

Total Sweden			$981,621

Taiwan — 1.5%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	97,200,000	$3,285,033

Total Taiwan			$3,285,033

Turkey — 3.6%
Turkey Government Bond, 0.00%, 8/8/12	TRY	1,503,000	$807,154
Turkey Government Bond, 0.00%, 11/7/12	TRY	13,747,000	7,215,889

Total Turkey			$8,023,043

United Kingdom — 0.9%
United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$442,990
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	553,318
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	372,000	588,767
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	469,285

Total United Kingdom			$2,054,360

Uruguay — 1.1%
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	47,300,000	$2,074,203
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	6,577,407	340,309

Total Uruguay			$2,414,512

Total Foreign Government Bonds (identified cost $73,261,960)			$74,330,526

2

Collateralized Mortgage Obligations — 0.7%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29	$418,693	$444,678
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.55%, 8/25/39(6)	1,020,878	1,141,469

Total Collateralized Mortgage Obligations (identified cost $1,496,932)		$1,586,147

Mortgage Pass-Throughs — 5.9%

	Principal
Security	Amount	Value
Federal National Mortgage Association:
2.468%, with maturity at 2035(7)	$1,512,078	$1,578,901
4.238%, with maturity at 2035(7)	1,512,985	1,649,625
6.50%, with various maturities to 2036	3,183,836	3,651,411
7.00%, with maturity at 2033	1,141,049	1,350,658
7.50%, with maturity at 2035	605,420	732,582
8.50%, with maturity at 2032	536,361	644,336

		$9,607,513

Government National Mortgage Association:
7.00%, with maturity at 2035	$1,487,039	$1,798,959
8.00%, with maturity at 2016	499,987	538,572
9.00%, with various maturities to 2024	1,070,732	1,286,270

		$3,623,801

Total Mortgage Pass-Throughs (identified cost $12,317,199)		$13,231,314

Precious Metals — 7.0%

	Troy
Description	Ounces	Value
Gold(8)	6,349	$11,055,525
Platinum(8)	2,850	4,524,821

Total Precious Metals (identified cost $14,865,351)		$15,580,346

Short-Term Investments — 49.9%

Foreign Government Securities — 31.5%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 2.8%
Letras Do Tesouro Nacional, 0.00%, 4/1/12	BRL	11,215	$6,314,284

Total Brazil			$6,314,284

Georgia — 2.4%
Bank of Georgia Promissory Note, 13.00%, 6/4/12(4)	GEL	3,254	$1,975,212
Bank of Georgia Promissory Note, 4.00%, 9/20/12(4)	AZN	866	1,104,438
Georgia Treasury Bill, 0.00%, 5/17/12	GEL	670	392,723
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	285	163,150
Georgia Treasury Bill, 0.00%, 1/17/13	GEL	3,000	1,668,678

Total Georgia			$5,304,201

Hong Kong — 2.3%
Hong Kong Treasury Bill, 0.00%, 2/8/12	HKD	40,000	$5,158,180

Total Hong Kong			$5,158,180

3

	Principal
	Amount
Security	(000’s omitted)		Value
Iceland — 0.0%(3)
Iceland Treasury Bill, 0.00%, 4/16/12	ISK	5,000	$34,138

Total Iceland			$34,138

Indonesia — 0.9%
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	17,298,000	$1,923,007

Total Indonesia			$1,923,007

Malaysia — 4.2%
Bank Negara Monetary Note, 0.00%, 3/6/12	MYR	11,069	$3,629,688
Bank Negara Monetary Note, 0.00%, 3/29/12	MYR	7,338	2,401,786
Bank Negara Monetary Note, 0.00%, 4/17/12	MYR	10,407	3,401,849

Total Malaysia			$9,433,323

Mauritius — 0.8%
Mauritius Treasury Bill, 0.00%, 7/13/12	MUR	53,500	$1,792,343

Total Mauritius			$1,792,343

Philippines — 1.2%
Philippine Treasury Bill, 0.00%, 3/21/12	PHP	114,640	$2,666,912

Total Philippines			$2,666,912

Romania — 2.4%
Romania Treasury Bill, 0.00%, 2/22/12	RON	5,610	$1,686,756
Romania Treasury Bill, 0.00%, 6/20/12	RON	6,530	1,924,955
Romania Treasury Bill, 0.00%, 7/11/12	RON	6,010	1,765,191

Total Romania			$5,376,902

Serbia — 1.9%
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	351,800	$4,291,964

Total Serbia			$4,291,964

South Korea — 4.1%
Korea Monetary Stabilization Bond, 0.00%, 3/6/12	KRW	2,653,830	$2,354,847
Korea Monetary Stabilization Bond, 0.00%, 3/6/12	KRW	4,893,100	4,341,840
Korea Monetary Stabilization Bond, 3.68%, 6/2/12	KRW	2,791,570	2,487,836

Total South Korea			$9,184,523

Sri Lanka — 4.3%
Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	368,610	$3,209,367
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	8,460	73,541
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	7,320	63,530
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	45,600	392,732
Sri Lanka Treasury Bill, 0.00%, 6/8/12	LKR	376,650	3,214,818
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	34,640	293,280
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	17,160	144,670
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	8,120	67,390
Sri Lanka Treasury Bill, 0.00%, 12/7/12	LKR	244,000	1,992,519

Total Sri Lanka			$9,451,847

Thailand — 0.7%
Bank of Thailand, 0.00%, 2/23/12	THB	48,754	$1,574,048

Total Thailand			$1,574,048

Uruguay — 3.4%
Monetary Regulation Bill, 0.00%, 2/14/12	UYU	47,568	$2,425,506
Monetary Regulation Bill, 0.00%, 3/13/12	UYU	7,730	391,459
Monetary Regulation Bill, 0.00%, 5/18/12	UYU	32,000	1,592,329
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	52,912	2,561,252
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	10,200	488,915

Total Uruguay			$7,459,461

4

	Principal
	Amount
Security	(000’s omitted)		Value
Zambia — 0.1%
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	675,000	$130,641
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	720,000	139,181

Total Zambia			$269,822

Total Foreign Government Securities (identified cost $71,044,640)			$70,234,955

U.S. Treasury Obligations — 0.9%

	Principal
	Amount
Security	(000s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/23/12(9)	$2,000	$1,999,952

Total U.S. Treasury Obligations (identified cost $1,999,980)		$1,999,952

Other — 17.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(10)	$39,102	$39,101,983

Total Other (identified cost $39,101,983)		$39,101,983

Total Short-Term Investments (identified cost $112,146,603)		$111,336,890

Total Investments — 96.8% (identified cost $214,088,045)		$216,065,223

Other Assets, Less Liabilities — 3.2%		$7,098,169

Net Assets — 100.0%		$223,163,392

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar
AZN	-	Azerbaijani Manat
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
DKK	-	Danish Krone
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	British Pound Sterling
GEL	-	Georgian Lari
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
ISK	-	Icelandic Krona
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MUR	-	Mauritian Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian New Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian Leu
RSD	-	Serbian Dinar
SEK	-	Swedish Krona
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZMK	-	Zambian Kwacha

5

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $6,951,823 or 3.1% of the Portfolio’s net assets.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(5)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.
(6)	Weighted average fixed-rate coupon that changes/updates monthly.
(7)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2012.
(8)	Non-income producing.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.
(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $4,894.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2012 were $16,091,008 or 7.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/2/12	Euro 885,278	United States Dollar 1,167,151	Citibank NA	$9,163
2/10/12	New Taiwan Dollar 97,200,000	United States Dollar 3,403,361	Deutsche Bank	119,644
2/15/12	Euro 20,122,286	United States Dollar 26,032,885	Nomura International PLC	(288,694)
2/22/12	Euro 1,197,183	United States Dollar 1,637,181	Goldman Sachs International	71,149
3/16/12	Sri Lankan Rupee 8,460,000	United States Dollar 74,801	Standard Chartered Bank	949
3/23/12	Sri Lankan Rupee 7,320,000	United States Dollar 64,922	HSBC Bank USA	1,079
4/3/12	Brazilian Real 3,348,000	United States Dollar 1,989,305	Deutsche Bank	100,367
4/3/12	Brazilian Real 3,347,000	United States Dollar 1,989,893	Nomura International PLC	101,520
4/3/12	Brazilian Real 587,300	United States Dollar 353,902	Standard Bank	22,548
4/3/12	Brazilian Real 4,144,000	United States Dollar 2,469,607	Standard Chartered Bank	131,567
4/17/12	Israeli Shekel 1,310,234	United States Dollar 340,967	JPMorgan Chase Bank	(8,194)

				$261,098

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/9/12	Indonesian Rupiah 20,884,370,000	United States Dollar 2,288,949	Citibank NA	$32,248
2/14/12	Singapore Dollar 10,887,844	United States Dollar 8,425,168	Standard Chartered Bank	230,692

6

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/14/12	Singapore Dollar 1,402,400	United States Dollar 1,081,765	Standard Chartered Bank	$33,146
2/15/12	Euro 885,278	United States Dollar 1,167,169	Citibank NA	(9,153)
2/16/12	Moroccan Dirham 13,584,422	Euro 1,204,400	JPMorgan Chase Bank	17,706
2/17/12	Australian Dollar 1,651,466	United States Dollar 1,662,597	Citibank NA	87,730
3/12/12	Indian Rupee 440,760,000	United States Dollar 8,261,281	HSBC Bank USA	542,531
3/12/12	Swedish Krona 20,500,000	Euro 2,299,688	Goldman Sachs International	(269)
3/12/12	Swedish Krona 7,511,348	United States Dollar 1,159,000	Goldman Sachs International	(56,807)
3/12/12	Zambian Kwacha 1,506,180,000	United States Dollar 287,439	Barclays Bank PLC	4,406
3/20/12	Norwegian Krone 14,000,000	Euro 1,815,145	Goldman Sachs International	7,183
3/20/12	Norwegian Krone 25,404,281	Euro 3,252,789	HSBC Bank USA	66,617
3/20/12	Swedish Krona 17,173,288	Euro 1,862,087	State Street Bank and Trust Co.	83,108
3/23/12	Philippine Peso 191,390,000	United States Dollar 4,365,349	HSBC Bank USA	99,011
4/3/12	Brazilian Real 7,170,000	United States Dollar 3,787,439	State Street Bank and Trust Co.	257,867
4/3/12	Polish Zloty 15,684,550	Euro 3,488,091	State Street Bank and Trust Co.	266,056
4/19/12	Yuan Renminbi 23,500,000	United States Dollar 3,711,894	Australia and New Zealand Banking Group Limited	11,144
4/19/12	Yuan Renminbi 470,000	United States Dollar 74,191	Barclays Bank PLC	270
4/24/12	Ugandan Shilling 422,110,000	United States Dollar 136,121	Citibank NA	38,620
4/24/12	Ugandan Shilling 769,765,650	United States Dollar 311,646	Citibank NA	7,013
4/24/12	Ugandan Shilling 381,030,000	United States Dollar 121,891	Standard Chartered Bank	35,844
4/26/12	Ugandan Shilling 665,132,000	United States Dollar 218,076	Barclays Bank PLC	57,131
4/26/12	Ugandan Shilling 391,971,000	United States Dollar 128,305	Citibank NA	33,878
6/11/12	Ghanaian Cedi 3,083,000	United States Dollar 1,800,818	Standard Bank	(34,606)
6/15/12	Yuan Renminbi 23,500,000	United States Dollar 3,705,748	Barclays Bank PLC	13,042
6/15/12	Yuan Renminbi 3,397,000	United States Dollar 528,223	Goldman Sachs International	9,340
7/25/12	Ugandan Shilling 408,500,000	United States Dollar 125,276	Standard Chartered Bank	37,335
8/7/12	Ugandan Shilling 769,765,650	United States Dollar 259,705	Standard Chartered Bank	44,948
10/25/12	Ugandan Shilling 354,530,000	United States Dollar 104,403	Standard Chartered Bank	30,973
10/29/12	Ugandan Shilling 627,024,000	United States Dollar 201,001	Citibank NA	37,998
10/29/12	Ugandan Shilling 631,103,000	United States Dollar 199,997	Standard Chartered Bank	40,558

7

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
10/31/12	Ugandan Shilling 476,329,900	United States Dollar 154,052	Standard Bank	$27,347
12/10/12	Indonesian Rupiah 38,304,000,000	United States Dollar 3,988,338	JPMorgan Chase Bank	148,690

				$2,201,597

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	4 U.S. 5-Year Treasury Note	Short	$(491,156)	$(496,187)	$(5,031)
3/12	33 U.S. 10-Year Treasury Note	Short	(4,289,341)	(4,364,250)	(74,909)
3/12	14 U.S. 30-Year Treasury Bond	Short	(2,013,703)	(2,036,125)	(22,422)

					$(102,362)

Interest Rate Swaps

	Notional		Portfolio
	Amount		Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	Depreciation
Bank of America	ILS	380	Receives	3-month ILS TELBOR	4.20%	11/19/14	$(4,603)
Bank of America	ILS	400	Receives	3-month ILS TELBOR	4.54	1/6/15	(5,854)
Barclays Bank PLC	ILS	178	Receives	3-month ILS TELBOR	5.15	3/5/20	(6,400)
Barclays Bank PLC	ILS	181	Receives	3-month ILS TELBOR	5.16	3/8/20	(6,531)

							$(23,388)

ILS	-	Israeli Shekel

Credit Default Swaps — Buy Protection

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate*		Date	Value	Received (Paid)	(Depreciation)
Austria	Barclays Bank PLC	$200	0.44%		12/20/13	$2,510	$—	$2,510
Austria	Barclays Bank PLC	100	1.42		3/20/14	(683)	—	(683)
Egypt	Bank of America	100	1.00	(1)	6/20/15	13,213	(4,195)	9,018
Egypt	Citibank NA	50	1.00	(1)	6/20/20	14,489	(4,648)	9,841
Egypt	Citibank NA	50	1.00	(1)	6/20/20	14,489	(4,883)	9,606
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	19,820	(5,521)	14,299
Egypt	Deutsche Bank	50	1.00	(1)	6/20/15	6,607	(2,138)	4,469
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	14,489	(4,677)	9,812
Lebanon	Barclays Bank PLC	100	1.00	(1)	12/20/14	8,797	(4,442)	4,355
Lebanon	Citibank NA	150	3.30		9/20/14	1,757	—	1,757
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	17,594	(9,018)	8,576
Lebanon	Citibank NA	100	1.00	(1)	3/20/15	9,606	(3,940)	5,666
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	9,607	(4,421)	5,186
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	9,607	(4,447)	5,160
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	9,607	(4,105)	5,502
Philippines	Barclays Bank PLC	72	1.00	(1)	3/20/15	183	(1,310)	(1,127)
Philippines	Deutsche Bank	100	1.00	(1)	3/20/15	255	(1,978)	(1,723)
Philippines	JPMorgan Chase Bank	71	1.00	(1)	3/20/15	181	(1,293)	(1,112)
South Africa	Bank of America	200	1.00	(1)	12/20/19	14,713	(7,315)	7,398
South Africa	Barclays Bank PLC	200	1.00	(1)	12/20/19	14,713	(8,456)	6,257
South Africa	Citibank NA	100	1.00	(1)	12/20/19	7,356	(4,807)	2,549
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	7,628	(4,336)	3,292
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	7,357	(5,013)	2,344
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	7,628	(3,501)	4,127
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	7,628	(3,627)	4,001
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	7,628	(5,012)	2,616
Spain	Barclays Bank PLC	100	1.00	(1)	3/20/20	16,139	(977)	15,162

8

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate*		Date	Value	Received (Paid)	(Depreciation)
Thailand	Barclays Bank PLC	$200	0.97%		9/20/19	$11,792	$—	$11,792
Thailand	Citibank NA	200	0.86		12/20/14	1,566	—	1,566
Thailand	Citibank NA	100	0.95		9/20/19	6,034	—	6,034
Thailand	JPMorgan Chase Bank	100	0.87		12/20/14	754	—	754
Uruguay	Deutsche Bank	100	1.00	(1)	6/20/20	7,525	(6,249)	1,276
Banco de Sabadell, S.A.	JPMorgan Chase Bank	70	3.00	(1)	3/20/15	11,252	(287)	10,965
Citigroup, Inc.	Bank of America	420	1.00	(1)	9/20/20	39,769	(22,950)	16,819
Citigroup, Inc.	JPMorgan Chase Bank	420	1.00	(1)	9/20/20	39,770	(24,292)	15,478
Erste Group Bank AG	Barclays Bank PLC	70	1.00	(1)	3/20/15	8,252	(3,112)	5,140
ING Verzekeringen N.V.	JPMorgan Chase Bank	70	1.00	(1)	3/20/15	2,447	(1,400)	1,047
Rabobank Nederland N.V.	JPMorgan Chase Bank	70	1.00	(1)	3/20/15	1,296	(41)	1,255
Raiffeisen Zentralbank	Barclays Bank PLC	70	1.00	(1)	3/20/15	6,721	(4,201)	2,520

						$380,096	$(166,592)	$213,504

*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Credit	Credit Default Swaps	$380,779	$(683)

		$380,779	$(683)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$2,860,418	$(397,723)

		$2,860,418	$(397,723)

Interest Rate	Futures Contracts*	$—	$(102,362)
Interest Rate	Interest Rate Swaps	—	(23,388)

		$—	$(125,750)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$214,738,405

Gross unrealized appreciation	$4,949,388
Gross unrealized depreciation	(3,622,570)

Net unrealized appreciation	$1,326,818

9

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$74,330,526	$—	$74,330,526
Collateralized Mortgage Obligations	—	1,586,147	—	1,586,147
Mortgage Pass-Throughs	—	13,231,314	—	13,231,314
Precious Metals	15,580,346	—	—	15,580,346
Short-Term Investments —
Foreign Government Securities	—	70,234,955	—	70,234,955
U.S. Treasury Obligations	—	1,999,952	—	1,999,952
Other	—	39,101,983	—	39,101,983

Total Investments	$15,580,346	$200,484,877	$—	$216,065,223

Forward Foreign Currency Exchange Contracts	$—	$2,860,418	$—	$2,860,418
Swap Contracts	—	380,779	—	380,779

Total	$15,580,346	$203,726,074	$—	$219,306,420

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(397,723)	$—	$(397,723)
Futures Contracts	(102,362)	—	—	(102,362)
Swap Contracts	—	(24,071)	—	(24,071)

Total	$(102,362)	$(421,794)	$—	$(524,156)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance
Low Duration Fund
January 31, 2012 (Unaudited)

Eaton Vance Low Duration Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2012, the Fund owned 86.2% of Short-Term U.S. Government Portfolio’s outstanding interests, 0.5% of Floating Rate Portfolio’s outstanding interests and 2.3% of Government Obligations Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2012 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Short-Term U.S. Government Portfolio (identified cost, $348,475,601)	$372,705,711	84.3%

Floating Rate Portfolio (identified cost, $41,369,808)	43,965,814	9.9

Government Obligations Portfolio (identified cost, $26,397,351)	27,747,177	6.3

Total Investments in Affiliated Portfolios (identified cost $416,242,760)	$444,418,702	100.5%

Other Assets, Less Liabilities	$(2,313,076)	(0.5)%

Net Assets	$442,105,626	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2012 and October 31, 2011, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Short-Term U.S. Government Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Floating Rate Portfolio and Government Obligations Portfolio at January 31, 2012 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Short-Term U.S. Government Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 50.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.317%, with maturity at 2020(1)	$756	$773,928
2.468%, with various maturities to 2037(1)	2,522	2,625,875
2.476%, with maturity at 2023(1)	2,067	2,136,977
2.526%, with various maturities to 2022(1)	4,056	4,165,492
2.663%, with maturity at 2035(1)	6,373	6,609,777
2.91%, with maturity at 2035(1)	4,733	4,979,134
3.072%, with maturity at 2034(1)	2,389	2,537,098
3.334%, with maturity at 2029(1)	1,282	1,318,580
3.364%, with maturity at 2032(1)	1,866	1,915,508
3.373%, with maturity at 2022(1)	443	460,106
3.628%, with maturity at 2025(1)	1,813	1,916,919
3.858%, with maturity at 2034(1)	1,002	1,092,435
4.074%, with maturity at 2037(1)	2,463	2,669,665
4.327%, with maturity at 2030(1)	1,806	1,969,230
4.50%, with maturity at 2018	3,917	4,184,246
4.707%, with maturity at 2033(1)	6,315	6,885,552
5.00%, with various maturities to 2018	6,372	6,843,685
5.343%, with maturity at 2032(1)	836	891,270
5.50%, with various maturities to 2018	3,940	4,253,493
6.00%, with various maturities to 2035	9,917	11,324,280
6.50%, with various maturities to 2030	2,750	3,018,904
7.00%, with various maturities to 2035	2,035	2,427,494
7.50%, with various maturities to 2017	875	924,523
8.00%, with various maturities to 2025	379	424,616
9.25%, with maturity at 2017	5	5,958

		$76,354,745

Federal National Mortgage Association:
2.30%, with maturity at 2031(1)	$4,984	$5,173,476
2.451%, with various maturities to 2037(1)	1,856	1,926,082
2.468%, with various maturities to 2035(1)	5,732	5,983,646
2.526%, with maturity at 2032(1)	2,606	2,713,861
2.542%, with maturity at 2031(1)	6,559	6,737,477
2.632%, with maturity at 2019(1)	2,309	2,380,832
2.643%, with maturity at 2020(1)	751	772,805
2.689%, with maturity at 2018(1)	74	75,912
2.695%, with maturity at 2018(1)	496	511,735
2.745%, with maturity at 2037(1)	5,942	6,233,153
2.778%, with maturity at 2040(1)	1,756	1,832,838
2.954%, with maturity at 2029(1)	450	462,516
2.981%, with maturity at 2036(1)	619	639,399
3.00%, with maturity at 2018(1)	49	49,616
3.172%, with maturity at 2030(1)	1,058	1,095,323
3.244%, with maturity at 2034(1)	4,585	4,889,439
3.394%, with maturity at 2036(1)	2,195	2,256,950
3.421%, with maturity at 2030(1)	1,525	1,621,850
3.425%, with maturity at 2030(1)	3,973	4,152,151
3.623%, with maturity at 2021(1)	916	958,386
3.658%, with maturity at 2034(1)	7,305	7,920,140
3.766%, with maturity at 2021(1)	1,004	1,042,641
3.816%, with maturity at 2035(1)	3,026	3,289,368
3.858%, with maturity at 2021(1)	1,745	1,813,527
3.881%, with maturity at 2036(1)	599	626,735

1

	Principal
	Amount
Security	(000’s omitted)	Value
3.937%, with maturity at 2034(1)	$4,663	$5,075,441
4.104%, with maturity at 2033(1)	1,671	1,821,887
4.238%, with maturity at 2035(1)	2,109	2,299,772
4.258%, with maturity at 2036(1)	4,028	4,391,694
4.448%, with maturity at 2035(1)	3,939	4,294,590
4.50%, with various maturities to 2018	11,204	11,994,428
4.591%, with maturity at 2029(1)	3,735	4,072,318
4.667%, with maturity at 2034(1)	2,369	2,580,090
4.795%, with maturity at 2034(1)	4,548	4,958,662
5.00%, with various maturities to 2019(2)	14,252	15,345,301
5.50%, with maturity at 2020	674	732,743
6.00%, with various maturities to 2031	2,751	3,073,038
6.324%, with maturity at 2032(1)	673	733,859
6.50%, with various maturities to 2019	701	739,605
7.00%, with various maturities to 2033	4,482	5,208,906
8.00%, with various maturities to 2034	2,018	2,519,609
9.321%, with maturity at 2018(3)	336	379,138
9.50%, with maturity at 2022	566	674,903

		$136,055,842

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$1,052	$1,084,446
5.00%, with maturity at 2018	2,492	2,709,023
8.25%, with maturity at 2020	273	320,396
9.00%, with maturity at 2017	327	371,875

		$4,485,740

Total Mortgage Pass-Throughs (identified cost $209,269,076)		$216,896,327

Collateralized Mortgage Obligations — 8.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.851%, 10/15/22(4)	$86	$85,865
Series 2135, Class JZ, 6.00%, 3/15/29	4,139	4,519,587
Series 3030, Class SL, 5.81%, 9/15/35(5)(6)	14,367	2,186,583
Series 3872, Class NI, 5.50%, 12/15/21(6)	29,042	3,454,240

		$10,246,275

Federal National Mortgage Association:
Series G93-17, Class FA, 1.281%, 4/25/23(4)	$200	$203,512
Series G93-36, Class ZQ, 6.50%, 12/25/23	880	997,198
Series G97-4, Class FA, 1.112%, 6/17/27(4)	663	670,586
Series 296, Class 2, 8.00%, 4/1/24(6)	2,624	528,927
Series 1993-203, Class PL, 6.50%, 10/25/23	1,036	1,174,685
Series 1993-250, Class Z, 7.00%, 12/25/23	264	279,795
Series 1994-14, Class F, 2.801%, 10/25/23(4)	1,060	1,090,280
Series 2001-4, Class GA, 9.787%, 4/17/25(3)	188	217,310
Series 2005-68, Class XI, 6.00%, 8/25/35(6)	13,117	2,627,139
Series 2009-48, Class WA, 5.855%, 7/25/39(3)	2,393	2,688,055
Series 2009-62, Class WA, 5.554%, 8/25/39(3)	3,403	3,804,899
Series 2009-93, Class SC, 5.873%, 11/25/39(5)(6)	28,086	3,984,234
Series 2010-13, Class PI, 5.00%, 11/25/38(6)	32,783	3,400,478
Series 2011-82, Class AI, 5.50%, 8/25/26(6)	30,099	3,083,169

		$24,750,267

2

	Principal
	Amount
Security	(000’s omitted)	Value
Government National Mortgage Association:
Series 2000-30, Class F, 0.839%, 12/16/22(4)	$1,104	$1,112,901

Total Collateralized Mortgage Obligations (identified cost $37,116,270)		$36,109,443

Commercial Mortgage-Backed Securities — 2.1%

	Principal
	Amount
Security	(000’s omitted)	Value
COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	$878	$878,995
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	534	548,180
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	2,159	2,158,614
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(3)	5,383	5,430,358

Total Commercial Mortgage-Backed Securities (identified cost $9,155,101)		$9,016,147

U.S. Government Agency Obligations — 35.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,605,950
5.77%, 1/5/27	3,000	3,954,249

		$10,560,199

Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,760,020
4.125%, 3/13/20	20,000	23,433,380
4.50%, 9/13/19	10,000	11,866,600
4.625%, 9/11/20	1,735	2,073,464
5.365%, 9/9/24	8,000	10,068,032
5.375%, 9/30/22	10,135	12,792,306
5.375%, 8/15/24	3,500	4,372,743
5.75%, 6/12/26	12,000	15,786,432

		$86,152,977

United States Agency for International Development - Israel:
0.00%, 5/1/20	$1,100	$927,420
0.00%, 3/15/21	20,000	16,560,280
5.50%, 12/4/23	6,775	8,734,228
5.50%, 4/26/24	22,000	28,381,782

		$54,603,710

Total U.S. Government Agency Obligations (identified cost $128,809,631)		$151,316,886

3

Short-Term Investments — 3.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(7)	$15,878	$15,878,121

Total Short-Term Investments (identified cost $15,878,121)		$15,878,121

Total Investments — 99.3% (identified cost $400,228,199)		$429,216,924

Other Assets, Less Liabilities — 0.7%		$2,997,825

Net Assets — 100.0%		$432,214,749

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

COMM	-	Commercial Mortgage Pass-Through Certificate

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MSC	-	Morgan Stanley Capital I

(1)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2012.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Weighted average fixed-rate coupon that changes/updates monthly.

(4)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(5)		Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2012.

(6)		Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $1,847.

A summary of open financial instruments at January 31, 2012 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	250 U.S. 5-Year Treasury Note	Short	$(30,660,156)	$(31,011,719)	$(351,563)
3/12	625 U.S. 10-Year Treasury Note	Short	(81,010,742)	(82,656,250)	(1,645,508)
3/12	160 U.S. 30-Year Treasury Bond	Short	(22,871,250)	(23,270,000)	(398,750)

					$(2,395,821)

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At January 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,395,821.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$401,666,661

Gross unrealized appreciation	$29,046,724
Gross unrealized depreciation	(1,496,461)

Net unrealized appreciation	$27,550,263

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$216,896,327	$—	$216,896,327

Collateralized Mortgage Obligations	—	36,109,443	—	36,109,443

Commercial Mortgage-Backed Securities	—	9,016,147	—	9,016,147

U.S. Government Agency Obligations	—	151,316,886	—	151,316,886

Short-Term Investments	—	15,878,121	—	15,878,121

Total Investments	$—	$429,216,924	$—	$429,216,924

Liability Description

Futures Contracts	$(2,395,821)	$—	$—	$(2,395,821)

Total	$(2,395,821)	$—	$—	$(2,395,821)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Strategic Income Fund
January 31, 2012 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2012, the Fund owned 12.3% of Boston Income Portfolio’s outstanding interests, 19.5% of Emerging Markets Local Income Portfolio’s outstanding interests, 6.1% of Floating Rate Portfolio’s outstanding interests, 11.2% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 13.4% of Global Macro Portfolio’s outstanding interests, 84.4% of Global Opportunities Portfolio’s outstanding interests, 18.6% of High Income Opportunities Portfolio’s outstanding interests, 68.4% of International Income Portfolio’s outstanding interests and 0.02% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2012 is set forth below.

Eaton Vance
Strategic Income Fund
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 100.3%

Description	Value
Boston Income Portfolio (identified cost $442,084,824)	$461,545,116
Emerging Markets Local Income Portfolio (identified cost $140,404,590)	149,020,764
Floating Rate Portfolio (identified cost $571,653,405)	590,805,024
Global Macro Absolute Return Advantage Portfolio (identified cost $115,986,749)	116,682,341
Global Macro Portfolio (identified cost $1,012,120,716)	1,045,322,354
Global Opportunities Portfolio (identified cost $379,932,845)	416,447,547
High Income Opportunities Portfolio (identified cost $147,923,043)	162,166,996
International Income Portfolio (identified cost $148,630,023)	152,612,620
Short-Term U.S. Government Portfolio (identified cost $0)	102,038

Total Investments in Affiliated Portfolios (identified cost $2,958,736,195)	$3,094,704,800

Short-Term Investments — 0.0%(1)

	Principal
Description	Amount	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/12	$1,224,045	$1,224,045

Total Short-Term Investments (identified cost $1,224,045)		$1,224,045

Total Investments — 100.3% (identified cost $2,959,960,240)(2)		$3,095,928,845

Other Assets, Less Liabilities — (0.3)%		$(10,725,154)

Net Assets — 100.0%		$3,085,203,691

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Cost for federal income taxes is the same.

The Fund did not have any open financial instruments at January 31, 2012.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

1

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$3,094,704,800	$—	$—	$3,094,704,800
Short-Term Investments	—	1,224,045	—	1,224,045

Total Investments	$3,094,704,800	$1,224,045	$—	$3,095,928,845

The Fund held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

2

Eaton Vance
Global Macro Absolute Return Fund
January 31, 2012 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2012, the value of the Fund’s investment in the Portfolio was $6,419,386,831 and the Fund owned 82.2% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio
January 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 32.7%

	Principal
Security	Amount		Value
Albania — 0.1%
Republic of Albania, 7.50%, 11/4/15	EUR	5,870,000	$6,799,859

Total Albania			$6,799,859

Bermuda — 0.2%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	16,113,000	$17,946,756

Total Bermuda			$17,946,756

Brazil — 0.1%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	14,092,379	$8,360,423

Total Brazil			$8,360,423

Chile — 2.5%
Government of Chile, 3.00%, 1/1/15(2)	CLP	29,747,097,900	$62,450,147
Government of Chile, 6.00%, 3/1/17	CLP	2,390,000,000	5,139,438
Government of Chile, 6.00%, 1/1/18	CLP	2,170,000,000	4,692,087
Government of Chile, 6.00%, 3/1/18	CLP	56,865,000,000	123,119,203

Total Chile			$195,400,875

Congo — 0.2%
Republic of Congo, 3.00%, 6/30/29(3)	USD	20,463,000	$15,040,305

Total Congo			$15,040,305

Costa Rica — 0.0%(4)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	1,385,615,874	$2,201,826
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	154,469,280	289,227

Total Costa Rica			$2,491,053

Dominican Republic — 1.0%
Dominican Republic, 16.00%, 7/10/20(1)	DOP	585,000,000	$15,057,772
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(5)	DOP	118,000,000	3,019,277
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 15.00%, 3/12/12(5)	DOP	91,000,000	2,343,776
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(5)	DOP	2,439,100,000	61,996,781

Total Dominican Republic			$82,417,606

Georgia — 0.4%
Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	11,900,000	$12,004,731
Georgia Treasury Bond, 9.50%, 11/17/13	GEL	1,000,000	606,485
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	3,300,000	2,133,906
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	10,400,000	6,472,202
Georgia Treasury Bond, 14.80%, 8/12/12	GEL	15,610,000	9,684,637

Total Georgia			$30,901,961

Germany — 0.3%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$22,589,009

Total Germany			$22,589,009

Greece — 0.1%
Hellenic Republic Government Bond, 3.70%, 7/20/15	EUR	5,000,000	$1,529,895
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	9,775,000	3,192,327

Total Greece			$4,722,222

Hungary — 2.7%
Republic of Hungary, 3.50%, 7/18/16	EUR	59,903,000	$64,643,779
Republic of Hungary, 4.375%, 7/4/17	EUR	45,383,000	49,271,469
Republic of Hungary, 4.50%, 1/29/14	EUR	55,384,000	67,475,291

1

	Principal
Security	Amount		Value
Republic of Hungary, 5.50%, 5/6/14	GBP	2,983,000	$4,286,019
Republic of Hungary, 5.75%, 6/11/18	EUR	22,205,000	25,275,169

Total Hungary			$210,951,727

Israel — 0.4%
Israel Government Bond, 3.00%, 10/31/19(2)	ILS	55,562,580	$16,329,074
Israel Government Bond, 5.00%, 4/30/15(2)	ILS	46,898,557	14,317,289

Total Israel			$30,646,363

Mexico — 2.8%
Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707,000	$101,638,076
Mexican Bonos, 8.00%, 12/19/13	MXN	797,010,000	64,889,716
Mexican Bonos, 9.00%, 6/20/13	MXN	608,255,000	49,419,756

Total Mexico			$215,947,548

Philippines — 1.2%
Philippine Government Bond, 5.75%, 2/21/12	PHP	387,050,000	$9,042,665
Philippine Government International Bond, 6.25%, 1/14/36	PHP	3,480,000,000	85,389,065

Total Philippines			$94,431,730

Poland — 0.4%
Poland Government Bond, 3.00%, 8/24/16(2)	PLN	89,547,842	$28,646,263

Total Poland			$28,646,263

Romania — 0.7%
Romania Government International Bond, 6.50%, 6/18/18	EUR	3,100,000	$4,071,985
Romania Government International Bond, 6.75%, 2/7/22(1)	USD	49,800,000	49,355,286

Total Romania			$53,427,271

Serbia — 3.9%
Serbia Treasury Bill, 0.00%, 7/12/12	RSD	166,180,000	$1,962,298
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	6,528,500,000	76,405,926
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	7,673,410,000	88,982,909
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	698,090,000	8,095,238
Serbia Treasury Bill, 0.00%, 10/5/12	RSD	698,740,000	8,023,569
Serbia Treasury Bill, 0.00%, 10/25/12	RSD	135,660,000	1,546,989
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	5,500,190,000	62,100,235
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	147,500,000	1,631,352
Serbia Treasury Bill, 0.00%, 1/24/13	RSD	235,430,000	2,596,962
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	1,297,380,000	13,925,004
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	2,814,850,000	29,984,007
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	358,540,000	3,732,326
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	791,300,000	7,742,014

Total Serbia			$306,728,829

South Africa — 3.3%
Republic of South Africa, 2.50%, 1/31/17(2)	ZAR	237,844,803	$32,570,393
Republic of South Africa, 2.60%, 3/31/28(2)	ZAR	394,405,904	52,256,475
Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	399,701,889	54,187,251
Republic of South Africa, 5.50%, 12/7/23(2)	ZAR	240,501,417	41,436,072
Republic of South Africa, 6.50%, 6/2/14	USD	67,231,000	74,374,294

Total South Africa			$254,824,485

Sri Lanka — 0.5%
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	36,130,000	$36,220,325

Total Sri Lanka			$36,220,325

Taiwan — 1.1%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	2,450,100,000	$82,805,140

Total Taiwan			$82,805,140

Turkey — 7.8%
Turkey Government Bond, 0.00%, 4/25/12	TRY	64,368,000	$35,491,968
Turkey Government Bond, 0.00%, 8/8/12	TRY	144,375,000	77,533,564
Turkey Government Bond, 0.00%, 11/7/12	TRY	544,354,000	285,734,918
Turkey Government Bond, 3.00%, 1/6/21(2)	TRY	40,944,757	21,430,410

2

	Principal
Security	Amount		Value
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	259,113,921	$147,635,948
Turkey Government Bond, 8.00%, 10/9/13	TRY	75,000,000	41,428,652

Total Turkey			$609,255,460

Uruguay — 0.6%
Monetary Regulation Bill, 0.00%, 1/11/13	UYU	94,370,000	$4,392,134
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	181,000,000	7,937,223
Monetary Regulation Bill, 0.00%, 9/9/13	UYU	613,061,000	26,699,823
Republic of Uruguay, 4.375%, 12/15/28(2)	UYU	222,036,813	11,487,992

Total Uruguay			$50,517,172

Venezuela — 2.4%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	103,797,000	$65,132,618
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	43,665,000	32,530,425
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)(6)	USD	101,441,000	89,521,682

Total Venezuela			$187,184,725

Total Foreign Government Bonds (identified cost $2,565,386,719)			$2,548,257,107

Foreign Corporate Bonds & Notes — 0.1%
	Principal
Security	Amount		Value
Chile — 0.1%
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(2)	USD	3,748,333	4,019,370

Total Chile (identified cost $3,000,000)			$4,019,370

Total Foreign Corporate Bonds & Notes (identified cost $3,000,000)			$4,019,370

Debt Obligations-United States — 20.1%

Corporate Bonds & Notes — 0.0%(4)
	Principal
Security	Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$692,030

Total Corporate Bonds & Notes (identified cost $526,651)			$692,030

Collateralized Mortgage Obligations — 1.6%
	Principal
Security	Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$300,620	$349,528
Series 1548, Class Z, 7.00%, 7/15/23		327,442	349,068
Series 1650, Class K, 6.50%, 1/15/24		2,120,513	2,316,049
Series 1817, Class Z, 6.50%, 2/15/26		278,881	301,243
Series 1927, Class ZA, 6.50%, 1/15/27		1,051,001	1,142,394
Series 2127, Class PG, 6.25%, 2/15/29		1,321,137	1,403,129
Series 2344, Class ZD, 6.50%, 8/15/31		2,133,201	2,372,872
Series 2458, Class ZB, 7.00%, 6/15/32		3,175,753	3,659,651

			$11,893,934

Federal National Mortgage Association:
Series 1992-180, Class F, 1.431%, 10/25/22(7)		$1,204,812	$1,226,500
Series 1993-16, Class Z, 7.50%, 2/25/23		1,169,521	1,362,577
Series 1993-79, Class PL, 7.00%, 6/25/23		852,815	974,698
Series 1993-104, Class ZB, 6.50%, 7/25/23		321,339	361,192
Series 1993-121, Class Z, 7.00%, 7/25/23		5,052,311	5,754,291

3

	Principal
Security	Amount	Value
Series 1993-141, Class Z, 7.00%, 8/25/23	$898,366	$1,022,569
Series 1994-42, Class ZQ, 7.00%, 4/25/24	5,579,287	6,392,183
Series 1994-79, Class Z, 7.00%, 4/25/24	1,033,258	1,184,218
Series 1994-89, Class ZQ, 8.00%, 7/25/24	761,995	906,682
Series 1996-35, Class Z, 7.00%, 7/25/26	274,376	317,721
Series 1998-16, Class H, 7.00%, 4/18/28	764,534	886,453
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,325,322	1,524,589
Series 1999-25, Class Z, 6.00%, 6/25/29	2,034,959	2,265,210
Series 2000-2, Class ZE, 7.50%, 2/25/30	337,049	400,548
Series 2000-49, Class A, 8.00%, 3/18/27	984,648	1,181,937
Series 2001-31, Class ZA, 6.00%, 7/25/31	13,146,214	14,743,060
Series 2001-37, Class GA, 8.00%, 7/25/16	83,534	90,647
Series 2001-74, Class QE, 6.00%, 12/25/31	4,630,778	5,219,250
Series 2009-48, Class WA, 5.856%, 7/25/39(8)	12,616,701	14,169,995
Series 2011-38, Class SA, 12.671%, 5/25/41(9)	19,641,784	20,904,638
Series G48, Class Z, 7.10%, 12/25/21	948,889	1,080,578
Series G92-60, Class Z, 7.00%, 10/25/22	2,340,794	2,615,383
Series G93-1, Class K, 6.675%, 1/25/23	1,417,165	1,606,038
Series G93-31, Class PN, 7.00%, 9/25/23	4,352,156	4,983,355
Series G93-41, Class ZQ, 7.00%, 12/25/23	9,030,781	10,343,691
Series G94-7, Class PJ, 7.50%, 5/17/24	1,394,974	1,650,878

		$103,168,881

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$1,018,028	$1,153,705
Series 1996-22, Class Z, 7.00%, 10/16/26	800,122	913,161
Series 1999-42, Class Z, 8.00%, 11/16/29	2,145,102	2,481,476
Series 2000-21, Class Z, 9.00%, 3/16/30	3,197,515	3,994,529
Series 2001-35, Class K, 6.45%, 10/26/23	326,895	368,076
Series 2002-48, Class OC, 6.00%, 9/16/30	1,477,062	1,508,271

		$10,419,218

Total Collateralized Mortgage Obligations (identified cost $118,589,224)		$125,482,033

Commercial Mortgage-Backed Securities — 0.4%
	Principal
Security	Amount	Value
JPMCC, Series 2005-LDP5, Class AM, 5.415%, 12/15/44(8)	$9,960,000	$10,740,754
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(8)	5,064,153	5,334,617
WBCMT, Series 2004-C12, Class MAD, 5.439%, 7/15/41(1)(8)	9,581,152	10,313,876
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(8)	6,000,000	6,578,670

Total Commercial Mortgage-Backed Securities (identified cost $30,972,777)		$32,967,917

Mortgage Pass-Throughs — 12.7%
	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
2.910%, with maturity at 2035(10)	$6,480,113	$6,817,585
3.334%, with maturity at 2029(10)	1,281,983	1,318,580
3.669%, with maturity at 2023(10)	392,460	412,688
4.327%, with maturity at 2030(10)	1,739,135	1,896,200
4.50%, with maturity at 2018	3,916,603	4,184,246
5.00%, with various maturities to 2019	4,735,422	5,084,872
5.50%, with various maturities to 2019	13,657,376	14,780,464
6.00%, with various maturities to 2035(11)	46,201,619	52,616,445
6.50%, with various maturities to 2033	55,807,752	64,748,831
6.60%, with maturity at 2030	2,717,378	3,228,843
7.00%, with various maturities to 2036	54,300,889	64,290,591
7.31%, with maturity at 2026	261,344	297,709
7.50%, with various maturities to 2035	29,878,734	35,808,266

4

	Principal
Security	Amount	Value
7.95%, with maturity at 2022	$454,454	$542,018
8.00%, with various maturities to 2031	8,285,108	10,212,306
8.15%, with maturity at 2021	223,670	265,060
8.30%, with maturity at 2021	76,714	90,927
8.47%, with maturity at 2018	161,949	187,308
8.50%, with various maturities to 2028	1,181,099	1,438,796
9.00%, with various maturities to 2027	2,175,651	2,625,086
9.50%, with maturity at 2027	253,120	313,958
9.75%, with maturity at 2016	4,243	4,860
10.00%, with various maturities to 2020	683,397	793,578
10.50%, with maturity at 2021	407,850	474,699
11.00%, with maturity at 2016	477,915	526,433

		$272,960,349

Federal National Mortgage Association:
2.302%, with maturity at 2028(10)	$260,667	$272,047
2.451%, with maturity at 2022(10)	2,101,976	2,162,262
2.466%, with maturity at 2027(10)	424,377	437,837
2.468%, with various maturities to 2035(10)	26,456,722	27,583,913
2.493%, with maturity at 2038(10)	1,470,098	1,529,050
2.526%, with various maturities to 2033(10)	22,414,752	23,240,525
2.533%, with maturity at 2035(10)	5,741,799	5,952,380
2.618%, with maturity at 2025(10)	1,625,795	1,689,575
2.818%, with maturity at 2024(10)	1,115,834	1,165,696
3.533%, with maturity at 2023(10)	147,024	153,804
3.658%, with maturity at 2034(10)	4,045,848	4,386,647
3.816%, with maturity at 2035(10)	13,954,855	15,167,643
4.238%, with maturity at 2035(10)	10,148,707	11,065,257
4.50%, with various maturities to 2018	5,191,724	5,558,117
5.00%, with various maturities to 2019(11)	25,394,934	27,343,415
5.50%, with various maturities to 2023(11)	21,322,905	23,184,524
6.00%, with various maturities to 2033	103,215,423	112,684,434
6.324%, with maturity at 2032(10)	4,389,605	4,786,039
6.50%, with various maturities to 2036	121,699,198	136,710,307
6.995%, with maturity at 2025(10)	157,832	168,264
7.00%, with various maturities to 2036	128,767,084	152,081,266
7.50%, with various maturities to 2034	17,967,200	21,032,188
8.00%, with various maturities to 2030	7,538,910	9,232,505
8.50%, with various maturities to 2037	10,989,077	13,431,766
9.00%, with various maturities to 2032	3,769,143	4,545,975
9.083%, with maturity at 2028(8)	583,426	673,645
9.50%, with various maturities to 2031	3,342,899	4,123,697
10.50%, with maturity at 2029	360,652	436,566
10.70%, with maturity at 2027(8)	564,347	650,753
11.00%, with maturity at 2016	20,335	21,916
11.50%, with maturity at 2031	501,731	649,990

		$612,122,003

Government National Mortgage Association:
1.625%, with maturity at 2024(10)	$629,663	$653,799
6.50%, with various maturities to 2032	6,606,043	7,715,609
7.00%, with various maturities to 2035	50,400,267	60,294,158
7.50%, with various maturities to 2031	8,338,023	9,966,781
7.75%, with maturity at 2019	33,965	39,891
8.00%, with various maturities to 2034	20,755,863	24,754,949
8.30%, with various maturities to 2020	129,156	145,193
8.50%, with various maturities to 2021	1,175,444	1,330,648
9.00%, with various maturities to 2025	445,032	535,810
9.50%, with various maturities to 2026	1,528,178	1,931,146

		$107,367,984

Total Mortgage Pass-Throughs (identified cost $936,291,693)		$992,450,336

5

U.S. Government Agency Obligations — 5.4%
	Principal
Security	Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$23,040,080
4.125%, 3/13/20	65,000,000	76,158,485
4.50%, 9/13/19	48,275,000	57,286,011
4.625%, 9/11/20	19,325,000	23,094,921
5.25%, 12/11/20	11,545,000	14,518,888
5.25%, 12/9/22	12,150,000	15,441,277
5.365%, 9/9/24	12,700,000	15,983,001
5.375%, 5/15/19	27,930,000	35,352,230
5.375%, 9/30/22	49,780,000	62,831,868
5.375%, 8/15/24	22,000,000	27,485,810
5.625%, 6/11/21	12,850,000	16,699,732
5.75%, 6/12/26	14,850,000	19,535,710

		$387,428,013

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$6,445,925
5.50%, 4/26/24	22,500,000	29,026,822

		$35,472,747

Total U.S. Government Agency Obligations (identified cost $370,984,447)		$422,900,760

U.S. Treasury Obligations — 0.0%(4)
	Principal
Security	Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(11)	$1,500,000	$2,302,266

Total U.S. Treasury Obligations (identified cost $1,726,559)		$2,302,266

Total Debt Obligations-United States (identified cost $1,459,091,351)		$1,576,795,342

Precious Metals — 6.2%

	Troy
Description	Ounces	Value
Gold(12)	184,663	$321,536,062
Platinum(12)	104,260	165,538,561

Total Precious Metals (identified cost $473,601,481)		$487,074,623

Currency Options Purchased — 0.0%(4)

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	Value
Euro Put Option	EUR 193,597	EUR 1.17	5/3/12	$729,315

Total Currency Options Purchased (identified cost $8,845,662)				$729,315

6

Interest Rate Swaptions — 0.0%(4)

	Expiration	Notional
Description	Date	Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	8/26/14	$99,600,000	$3,001,645

Total Interest Rate Swaptions (identified cost $6,205,080)			$3,001,645

Put Options Purchased — 0.1%

	Number of
	Contracts	Strike		Expiration
Description	(000’s omitted)	Price		Date	Value
KOSPI 200 Index	801,640	KRW	200	10/11/12	$2,747,229
KOSPI 200 Index	134,100	KRW	200	12/13/12	587,522

Total Put Options Purchased (identified cost $10,766,330)					$3,334,751

Short-Term Investments — 46.1%

Foreign Government Securities — 26.0%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 3.6%
Letras Do Tesouro Nacional, 0.00%, 4/1/12	BRL	498,942	$280,914,969

Total Brazil			$280,914,969

Croatia — 0.9%
Croatia Treasury Bill, 0.00%, 2/9/12	EUR	4,369	$5,713,220
Croatia Treasury Bill, 0.00%, 2/16/12	EUR	7,010	9,152,584
Croatia Treasury Bill, 0.00%, 2/23/12	EUR	3,672	4,789,682
Croatia Treasury Bill, 0.00%, 3/1/12	EUR	9,109	11,874,119
Croatia Treasury Bill, 0.00%, 11/8/12	EUR	2,368	2,989,085
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	7,010	8,839,892
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	3,672	4,625,973
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	9,109	11,464,151
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	7,340	9,189,774
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	3,436	4,291,758

Total Croatia			$72,930,238

Georgia — 0.8%
Bank of Georgia Promissory Note, 7.00%, 2/22/12	USD	16,500	$16,543,053
Bank of Georgia Promissory Note, 7.00%, 3/9/12	USD	11,450	11,499,631
Bank of Georgia Promissory Note, 7.00%, 4/10/12	USD	11,450	11,529,412
Bank of Georgia Promissory Note, 7.00%, 6/18/12	USD	11,700	11,809,529
Bank of Georgia Promissory Note, 8.25%, 12/21/12	USD	11,970	12,015,612
Georgia Treasury Bill, 0.00%, 4/19/12	GEL	814	480,131
Georgia Treasury Bill, 0.00%, 1/17/13	GEL	2,000	1,112,452

Total Georgia			$64,989,820

Hong Kong — 3.3%
Hong Kong Treasury Bill, 0.00%, 2/8/12	HKD	1,949,000	$251,332,335
Hong Kong Treasury Bill, 0.00%, 3/21/12	HKD	36,000	4,643,455

Total Hong Kong			$255,975,790

Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 4/16/12	ISK	1,639,000	$11,190,484

Total Iceland			$11,190,484

7

	Principal
	Amount
Security	(000’s omitted)		Value
Indonesia — 0.1%
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	41,087,000	$4,567,613

Total Indonesia			$4,567,613

Israel — 0.6%
Israel Treasury Bill, 0.00%, 2/29/12	ILS	169,646	$45,257,069

Total Israel			$45,257,069

Kazakhstan — 0.0%(4)
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	114,903	$772,385

Total Kazakhstan			$772,385

Malaysia — 5.1%
Bank Negara Monetary Note, 0.00%, 2/23/12	MYR	275,995	$90,557,653
Bank Negara Monetary Note, 0.00%, 3/1/12	MYR	182,151	59,753,193
Bank Negara Monetary Note, 0.00%, 3/6/12	MYR	130,466	42,781,720
Bank Negara Monetary Note, 0.00%, 3/29/12	MYR	197,457	64,629,267
Bank Negara Monetary Note, 0.00%, 4/17/12	MYR	205,957	67,323,393
Bank Negara Monetary Note, 0.00%, 4/17/12	MYR	230,292	75,278,038

Total Malaysia			$400,323,264

Mexico — 0.5%
Mexico Treasury Bill, 0.00%, 2/9/12	MXN	522,800	$40,079,889

Total Mexico			$40,079,889

Philippines — 0.8%
Philippine Treasury Bill, 0.00%, 2/1/12	PHP	308,890	$7,202,464
Philippine Treasury Bill, 0.00%, 2/8/12	PHP	81,530	1,900,486
Philippine Treasury Bill, 0.00%, 2/15/12	PHP	518,660	12,087,091
Philippine Treasury Bill, 0.00%, 2/22/12	PHP	153,710	3,580,896
Philippine Treasury Bill, 0.00%, 3/7/12	PHP	1,075,460	25,036,952
Philippine Treasury Bill, 0.00%, 5/2/12	PHP	342,080	7,939,977
Philippine Treasury Bill, 0.00%, 5/16/12	PHP	112,440	2,607,819
Philippine Treasury Bill, 0.00%, 7/11/12	PHP	151,280	3,498,056
Philippine Treasury Bill, 0.00%, 8/22/12	PHP	53,850	1,242,154

Total Philippines			$65,095,895

Romania — 3.1%
Romania Treasury Bill, 0.00%, 3/21/12	RON	254,060	$75,934,568
Romania Treasury Bill, 0.00%, 4/11/12	RON	196,410	58,501,549
Romania Treasury Bill, 0.00%, 5/2/12	RON	245,380	72,918,980
Romania Treasury Bill, 0.00%, 6/20/12	RON	15,720	4,634,041
Romania Treasury Bill, 0.00%, 7/11/12	RON	14,470	4,249,970
Romania Treasury Bill, 0.00%, 1/16/13	RON	81,860	23,301,656

Total Romania			$239,540,764

Serbia — 1.7%
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	3,909,800	$47,699,609
Serbia Treasury Bill, 0.00%, 4/5/12	RSD	574,890	6,990,782
Serbia Treasury Bill, 0.00%, 4/26/12	RSD	1,975,050	23,878,585
Serbia Treasury Bill, 0.00%, 6/7/12	RSD	903,800	10,787,391
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	3,790,560	44,843,831

Total Serbia			$134,200,198

Slovakia — 1.0%
Slovakia Treasury Bill, 0.00%, 7/11/12	EUR	60,300	$78,504,677

Total Slovakia			$78,504,677

South Korea — 0.9%
Korea Monetary Stabilization Bond, 0.00%, 2/28/12	KRW	3,759,850	$3,338,411
Korea Monetary Stabilization Bond, 0.00%, 3/6/12	KRW	26,578,040	23,583,737
Korea Monetary Stabilization Bond, 0.00%, 3/27/12	KRW	9,844,280	8,717,133
Korea Monetary Stabilization Bond, 0.00%, 4/17/12	KRW	7,176,100	6,343,245

8

	Principal
	Amount
Security	(000’s omitted)		Value
Korea Monetary Stabilization Bond, 0.00%, 5/8/12	KRW	23,359,610	$20,606,447
Korea Monetary Stabilization Bond, 0.00%, 5/22/12	KRW	8,923,330	7,861,345

Total South Korea			$70,450,318

Spain — 0.1%
Spain Letras del Tesoro, 0.00%, 2/17/12	EUR	3,767	$4,925,757

Total Spain			$4,925,757

Sri Lanka — 1.4%
Sri Lanka Treasury Bill, 0.00%, 2/17/12	LKR	600,000	$5,249,196
Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	1,287,380	11,208,836
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	545,550	4,742,361
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	1,911,190	16,587,131
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	1,269,800	10,936,211
Sri Lanka Treasury Bill, 0.00%, 5/11/12	LKR	272,010	2,336,698
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	1,773,550	15,015,773
Sri Lanka Treasury Bill, 0.00%, 7/20/12	LKR	1,255,000	10,608,236
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	1,161,300	9,790,514
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	706,080	5,859,973
Sri Lanka Treasury Bill, 0.00%, 1/18/13	LKR	1,483,200	11,978,864

Total Sri Lanka			$104,313,793

Uganda — 0.1%
Uganda Treasury Bill, 0.00%, 11/15/12	UGX	12,390,000	$4,458,584
Uganda Treasury Bill, 0.00%, 1/25/13	UGX	17,475,000	6,055,012

Total Uganda			$10,513,596

Uruguay — 1.6%
Monetary Regulation Bill, 0.00%, 2/1/12	UYU	98,000	$5,012,788
Monetary Regulation Bill, 0.00%, 2/3/12	UYU	21,600	1,104,324
Monetary Regulation Bill, 0.00%, 2/14/12	UYU	360,854	18,400,052
Monetary Regulation Bill, 0.00%, 2/22/12	UYU	29,570	1,504,875
Monetary Regulation Bill, 0.00%, 2/29/12	UYU	60,270	3,062,092
Monetary Regulation Bill, 0.00%, 3/9/12	UYU	40,000	2,027,712
Monetary Regulation Bill, 0.00%, 3/13/12	UYU	180,150	9,123,060
Monetary Regulation Bill, 0.00%, 4/10/12	UYU	30,500	1,533,345
Monetary Regulation Bill, 0.00%, 4/13/12	UYU	114,601	5,756,787
Monetary Regulation Bill, 0.00%, 4/25/12	UYU	102,779	5,146,306
Monetary Regulation Bill, 0.00%, 5/8/12	UYU	49,000	2,444,883
Monetary Regulation Bill, 0.00%, 5/18/12	UYU	72,128	3,589,109
Monetary Regulation Bill, 0.00%, 6/5/12	UYU	37,670	1,865,202
Monetary Regulation Bill, 0.00%, 6/6/12	UYU	71,500	3,539,286
Monetary Regulation Bill, 0.00%, 6/22/12	UYU	69,500	3,424,906
Monetary Regulation Bill, 0.00%, 6/27/12	UYU	74,100	3,646,431
Monetary Regulation Bill, 0.00%, 7/19/12	UYU	50,000	2,445,027
Monetary Regulation Bill, 0.00%, 7/20/12	UYU	230,400	11,263,424
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	299,676	14,506,032
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	233,304	11,182,917
Monetary Regulation Bill, 0.00%, 11/5/12	UYU	175,309	8,313,444
Monetary Regulation Bill, 0.00%, 12/7/12	UYU	129,700	6,095,869

Total Uruguay			$124,987,871

Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	7,330,000	1,418,665
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	87,660,000	16,945,299

Total Zambia			$18,363,964

Total Foreign Government Securities (identified cost $2,106,442,025)			$2,027,898,354

9

U.S. Treasury Obligations — 8.1%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/9/12	$100,000	$99,999,200
U.S. Treasury Bill, 0.00%, 2/16/12(11)	100,000	99,998,300
U.S. Treasury Bill, 0.00%, 2/23/12(11)	164,420	164,416,054
U.S. Treasury Bill, 0.00%, 3/15/12	100,000	99,994,600
U.S. Treasury Bill, 0.00%, 3/22/12	85,000	84,994,730
U.S. Treasury Bill, 0.00%, 3/29/12	80,000	79,994,000

Total U.S. Treasury Obligations (identified cost $629,400,844)		$629,396,884

Repurchase Agreements — 7.3%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America:
Dated 1/26/12 with a maturity date of 2/21/12, an interest rate of 0.05% and repurchase proceeds of EUR 80,878,625, collateralized by EUR 77,194,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $105,547,615.	EUR	80,876	$105,790,021
Dated 1/30/12 with a maturity date of 2/6/12, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of EUR 52,229,537, collateralized by EUR 48,250,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $68,264,273.	EUR	52,231	68,320,248
Dated 1/30/12 with a maturity date of 2/27/12, an interest rate of 0.05% and repurchase proceeds of EUR 50,658,124, collateralized by EUR 48,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $66,109,117.	EUR	50,656	66,260,947
Dated 1/31/12 with a maturity date of 2/27/12, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of $22,594,037, collateralized by $23,337,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $22,829,744.		$22,602	22,601,885
Dated 1/31/12 with a maturity date of 3/5/12, an interest rate of 0.05% and repurchase proceeds of EUR 73,005,393, collateralized by EUR 65,620,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $95,501,775.	EUR	73,002	95,490,564
Citibank NA:
Dated 1/11/12 with an interest rate of 1.10%, collateralized by $45,000,000 Turkey Government Bond 9.50%, due 1/15/14 and a market value, including accrued interest, of $50,140,000.(13)		$49,496	49,495,500
Dated 1/17/12 with a maturity date of 2/6/12, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 48,188,225, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $63,337,964.	EUR	48,198	63,045,898
Dated 1/30/12 with a maturity date of 3/30/12, an interest rate of 0.05% and repurchase proceeds of EUR 15,676,241, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $20,619,167.	EUR	15,675	20,503,678
Dated 1/30/12 with a maturity date of 3/30/12, an interest rate of 0.12% and repurchase proceeds of EUR 59,339,272, collateralized by EUR 57,600,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $78,246,287.	EUR	59,328	77,603,967

Total Repurchase Agreements (identified cost $568,693,680)			$569,112,708

10

Other — 4.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(14)	$369,274	$369,274,090

Total Other (identified cost $369,274,090)		$369,274,090

Total Short-Term Investments (identified cost $3,673,810,639)		$3,595,682,036

Total Investments — 105.3% (identified cost $8,200,707,262)		$8,218,894,189

Other Assets, Less Liabilities — (5.3)%		$(413,767,938)

Net Assets — 100.0%		$7,805,126,251

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

(1)		Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $128,894,015 or 1.7% of the Portfolio’s net assets.

(2)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Amount is less than 0.05%.

(5)		Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(6)		Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(7)		Floating-rate security.

(8)		Weighted average fixed-rate coupon that changes/updates monthly.

(9)		Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2012.

(10)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2012.

(11)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(12)		Non-income producing.

(13)		Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(14)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $74,161.

11

Securities Sold Short

Foreign Government Bonds

		Principal
		Amount
Security		(000’s omitted)	Value
Belarus
Republic of Belarus, 8.75%, 8/3/15		$(23,337)	$(21,820,095)

Total Belarus			$(21,820,095)

Belgium
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(57,600)	$(77,270,948)

Total Belgium			$(77,270,948)

France
Government of France, 3.75%, 4/25/17	EUR	(109,140)	$(154,703,595)
Government of France, 3.75%, 10/25/19	EUR	(48,250)	(67,622,783)
Government of France, 4.00%, 10/25/38	EUR	(125,544)	(169,875,082)

Total France			$(392,201,460)

Spain
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(20,159,235)

Total Spain			$(20,159,235)

Total Foreign Government Bonds (proceeds $533,796,510)			$(511,451,738)

Total Securities Sold Short (proceeds $533,796,510)			$(511,451,738)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2012 were $509,717,074 or 6.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
2/29/12	Gold 29,799 Troy Ounces	United States Dollar 49,302,180	Citibank NA	$(2,575,226)
3/28/12	Gold 38,271 Troy Ounces	United States Dollar 61,874,370	Citibank NA	(4,746,132)
4/26/12	Gold 61,122 Troy Ounces	United States Dollar 87,719,489	Citibank NA	(18,692,923)

				$(26,014,281)

(1)Non-deliverable contracts that are settled with the counterparty in cash.

12

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/1/12	Philippine Peso 308,890,000	United States Dollar 7,195,201	Deutsche Bank	$(7,550)
2/2/12	Euro 11,803,588	United States Dollar 15,521,719	Australia and New Zealand Banking Group Limited	82,040
2/2/12	Serbian Dinar 624,009,416	Euro 5,906,383	Citibank NA	12,023
2/3/12	Ghanaian Cedi 8,673,800	United States Dollar 5,152,855	Standard Bank	(6,244)
2/6/12	New Taiwan Dollar 1,010,820,000	United States Dollar 33,617,800	Nomura International PLC	(538,389)
2/6/12	Russian Ruble 809,460,000	United States Dollar 26,763,874	Barclays Bank PLC	50,391
2/6/12	Russian Ruble 590,040,000	United States Dollar 19,508,679	Standard Chartered Bank	36,409
2/9/12	Euro 119,894,060	United States Dollar 154,852,770	Bank of America	(1,976,634)
2/9/12	Euro 4,369,000	United States Dollar 6,023,934	Goldman Sachs International	308,991
2/9/12	New Taiwan Dollar 338,876,000	United States Dollar 11,271,445	Citibank NA	(177,468)
2/9/12	New Taiwan Dollar 320,020,000	United States Dollar 10,644,271	Credit Suisse International	(167,594)
2/9/12	New Taiwan Dollar 572,142,000	United States Dollar 19,036,500	Credit Suisse International	(293,297)
2/9/12	New Taiwan Dollar 1,126,970,000	United States Dollar 37,511,900	Standard Chartered Bank	(562,742)
2/13/12	Euro 276,587,000	United States Dollar 352,399,497	Goldman Sachs International	(9,397,364)
2/14/12	Czech Koruna 757,222,000	Euro 29,617,163	Credit Suisse International	(371,262)
2/16/12	Euro 7,010,000	United States Dollar 9,497,709	Standard Chartered Bank	328,044
2/17/12	Euro 3,767,000	United States Dollar 5,025,551	Goldman Sachs International	97,992
2/17/12	Sri Lankan Rupee 600,000,000	United States Dollar 5,302,696	HSBC Bank USA	45,660
2/21/12	Croatian Kuna 32,471,000	Euro 4,280,103	Credit Suisse International	5,780
2/21/12	New Taiwan Dollar 879,067,000	United States Dollar 29,087,952	Barclays Bank PLC	(591,587)
2/21/12	New Taiwan Dollar 898,956,000	United States Dollar 29,731,314	Credit Suisse International	(619,728)
2/21/12	New Taiwan Dollar 884,667,000	United States Dollar 29,268,411	Nomura International PLC	(600,198)
2/21/12	New Taiwan Dollar 898,956,000	United States Dollar 29,731,314	Standard Chartered Bank	(619,728)
2/23/12	British Pound Sterling 2,834,615	United States Dollar 4,382,089	Nomura International PLC	(83,961)
2/23/12	Croatian Kuna 48,066,000	Euro 6,360,461	Barclays Bank PLC	42,822
2/23/12	Euro 3,672,000	United States Dollar 4,978,681	Standard Chartered Bank	175,337
2/24/12	Euro 6,048,342	United States Dollar 7,703,047	Australia and New Zealand Banking Group Limited	(208,805)

13

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/24/12	Euro 274,447,599	United States Dollar 354,605,509	Australia and New Zealand Banking Group Limited	$(4,400,139)
2/24/12	Euro 19,210,000	United States Dollar 24,870,515	Bank of America	(258,138)
2/24/12	Euro 29,521,271	United States Dollar 37,597,995	Bank of America	(1,018,859)
2/24/12	Euro 76,701,252	United States Dollar 97,647,596	Deutsche Bank	(2,685,519)
2/24/12	Euro 6,853,884	United States Dollar 8,967,142	Goldman Sachs International	1,558
2/24/12	Euro 6,900,857	United States Dollar 8,868,291	Goldman Sachs International	(158,738)
2/24/12	Euro 11,164,726	United States Dollar 14,440,289	Goldman Sachs International	(164,319)
2/24/12	Euro 53,164,252	United States Dollar 67,719,295	Goldman Sachs International	(1,825,007)
2/24/12	Euro 261,940,304	United States Dollar 338,683,575	State Street Bank and Trust Co.	(3,961,247)
2/28/12	South African Rand 269,403,398	United States Dollar 31,919,834	Goldman Sachs International	(2,390,977)
2/29/12	Euro 61,070,000	United States Dollar 80,223,079	Goldman Sachs International	336,509
2/29/12	Israeli Shekel 169,646,000	United States Dollar 46,389,390	Deutsche Bank	1,109,299
2/29/12	South African Rand 907,608,429	United States Dollar 116,114,428	Nomura International PLC	540,196
2/29/12	South African Rand 185,174,858	United States Dollar 23,707,237	Standard Chartered Bank	127,198
3/1/12	Euro 9,109,000	United States Dollar 12,173,632	Standard Chartered Bank	257,992
3/9/12	Sri Lankan Rupee 1,287,380,000	United States Dollar 11,453,559	Standard Chartered Bank	205,312
3/15/12	South African Rand 617,914,707	United States Dollar 74,014,171	Standard Bank	(4,496,084)
3/16/12	Sri Lankan Rupee 545,550,000	United States Dollar 4,823,607	Standard Chartered Bank	61,192
3/19/12	Croatian Kuna 34,661,200	Euro 4,582,390	Citibank NA	47,686
3/19/12	New Taiwan Dollar 905,245,000	United States Dollar 29,817,029	Australia and New Zealand Banking Group Limited	(752,080)
3/19/12	New Taiwan Dollar 900,163,000	United States Dollar 29,649,638	Citibank NA	(747,858)
3/19/12	New Taiwan Dollar 742,798,000	United States Dollar 24,466,337	Credit Suisse International	(617,119)
3/19/12	New Taiwan Dollar 892,126,000	United States Dollar 29,384,914	Nomura International PLC	(741,181)
3/19/12	South African Rand 641,863,811	United States Dollar 75,680,778	State Street Bank and Trust Co.	(5,824,269)
3/22/12	South African Rand 391,770,228	United States Dollar 46,708,820	Goldman Sachs International	(3,016,886)
3/23/12	Sri Lankan Rupee 1,911,190,000	United States Dollar 16,950,687	HSBC Bank USA	281,613
3/26/12	Croatian Kuna 55,816,700	Euro 7,340,053	Deutsche Bank	36,631
4/2/12	New Taiwan Dollar 914,930,000	United States Dollar 30,898,315	Barclays Bank PLC	(16,705)
4/2/12	New Taiwan Dollar 1,138,847,000	United States Dollar 38,460,268	Credit Suisse International	(20,793)

14

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
4/2/12	New Taiwan Dollar 1,031,174,000	United States Dollar 34,824,018	Deutsche Bank	$(18,827)
4/2/12	New Taiwan Dollar 1,022,594,000	United States Dollar 34,534,261	HSBC Bank USA	(18,670)
4/3/12	Brazilian Real 90,585,000	United States Dollar 54,000,000	Bank of America	2,892,055
4/3/12	Brazilian Real 137,214,000	United States Dollar 81,529,412	Deutsche Bank	4,113,442
4/3/12	Brazilian Real 152,427,000	United States Dollar 90,622,473	Nomura International PLC	4,623,348
4/3/12	Brazilian Real 44,140,000	United States Dollar 26,598,373	Standard Bank	1,694,639
4/3/12	Brazilian Real 88,683,000	United States Dollar 52,850,417	Standard Chartered Bank	2,815,578
4/17/12	Israeli Shekel 101,115,776	United States Dollar 26,313,731	JPMorgan Chase Bank	(632,332)
4/25/12	Croatian Kuna 160,546,300	Euro 21,074,600	Deutsche Bank	147,530
4/27/12	Russian Ruble 247,873,000	United States Dollar 7,961,233	Barclays Bank PLC	(124,229)
4/27/12	Russian Ruble 456,863,000	United States Dollar 14,673,615	Credit Suisse International	(228,971)
4/27/12	Russian Ruble 515,264,000	United States Dollar 16,545,953	Standard Chartered Bank	(261,637)
4/27/12	Sri Lankan Rupee 1,269,800,000	United States Dollar 11,217,314	Standard Chartered Bank	196,339
5/11/12	Sri Lankan Rupee 272,010,000	United States Dollar 2,413,576	Standard Chartered Bank	57,474
5/30/12	Croatian Kuna 53,247,000	Euro 6,956,755	Credit Suisse International	45,716
6/8/12	Croatian Kuna 110,360,120	Euro 14,336,207	Citibank NA	9,311
6/19/12	Croatian Kuna 60,153,800	Euro 7,890,058	Citibank NA	119,245
7/11/12	Euro 60,300,000	United States Dollar 81,184,905	Deutsche Bank	2,249,179
7/13/12	Sri Lankan Rupee 1,773,550,000	United States Dollar 15,736,912	Standard Chartered Bank	512,455
7/30/12	Russian Ruble 244,581,000	United States Dollar 7,746,033	Citibank NA	(127,296)
7/30/12	Russian Ruble 434,940,000	United States Dollar 13,774,822	Credit Suisse International	(226,370)
7/30/12	Russian Ruble 540,479,000	United States Dollar 17,118,535	Nomura International PLC	(280,073)
10/9/12	Croatian Kuna 35,151,490	Euro 4,550,355	Credit Suisse International	59,104
10/23/12	Croatian Kuna 101,834,000	Euro 13,119,557	Barclays Bank PLC	108,909
10/29/12	Russian Ruble 459,950,000	United States Dollar 14,363,338	Deutsche Bank	(255,097)
10/29/12	Russian Ruble 530,022,000	United States Dollar 16,547,674	HSBC Bank USA	(297,836)
10/29/12	Russian Ruble 230,028,000	United States Dollar 7,181,642	Standard Chartered Bank	(129,260)
11/7/12	New Turkish Lira 32,000,000	United States Dollar 16,304,071	Barclays Bank PLC	(704,854)
11/7/12	New Turkish Lira 50,000,000	United States Dollar 25,477,707	JPMorgan Chase Bank	(1,098,738)
11/8/12	Euro 2,368,000	United States Dollar 3,265,657	JPMorgan Chase Bank	162,904

15

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
11/15/12	Euro 7,010,000	United States Dollar 9,513,832	Goldman Sachs International	$328,129
11/23/12	Euro 3,672,000	United States Dollar 4,989,918	Credit Suisse International	177,869
11/29/12	Euro 9,109,000	United States Dollar 12,222,456	Standard Chartered Bank	284,698
1/17/13	Croatian Kuna 70,888,442	Euro 9,109,283	Barclays Bank PLC	162,339
1/18/13	Sri Lankan Rupee 1,483,200,000	United States Dollar 12,360,000	HSBC Bank USA	(57,814)
1/24/13	Euro 7,340,000	United States Dollar 9,577,966	Standard Chartered Bank	(46,555)
1/31/13	Euro 3,436,000	United States Dollar 4,523,425	State Street Bank and Trust Co.	17,696

				$(28,858,394)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/2/12	Euro 6,853,884	United States Dollar 8,966,936	Goldman Sachs International	$(1,716)
2/2/12	Ghanaian Cedi 8,673,800	United States Dollar 5,256,848	JPMorgan Chase Bank	(96,483)
2/3/12	South Korean Won 31,677,196,000	United States Dollar 27,528,631	Australia and New Zealand Banking Group Limited	665,777
2/3/12	South Korean Won 31,680,800,000	United States Dollar 27,524,587	BNP Paribas SA	673,029
2/3/12	South Korean Won 31,324,104,000	United States Dollar 27,221,782	Deutsche Bank	658,356
2/3/12	Zambian Kwacha 10,800,000,000	United States Dollar 2,080,925	Barclays Bank PLC	24,031
2/6/12	Serbian Dinar 1,239,008,868	Euro 11,688,212	Citibank NA	13,772
2/6/12	Serbian Dinar 624,009,416	Euro 5,903,925	Citibank NA	(15,721)
2/9/12	Ghanaian Cedi 12,142,000	United States Dollar 7,401,402	JPMorgan Chase Bank	(190,072)
2/9/12	Indian Rupee 74,000,000	United States Dollar 1,421,191	Standard Chartered Bank	71,704
2/9/12	Philippine Peso 1,427,410,000	United States Dollar 32,303,114	Credit Suisse International	991,791
2/9/12	Polish Zloty 186,701,971	Euro 41,615,097	State Street Bank and Trust Co.	3,381,054
2/9/12	Zambian Kwacha 15,983,600,000	United States Dollar 3,067,869	Barclays Bank PLC	44,664
2/13/12	Philippine Peso 482,800,000	United States Dollar 10,948,094	Standard Chartered Bank	315,401
2/13/12	Yuan Renminbi 317,545,000	United States Dollar 50,216,652	Australia and New Zealand Banking Group Limited	176,904
2/13/12	Yuan Renminbi 152,962,000	United States Dollar 23,926,482	Bank of America	348,185
2/13/12	Yuan Renminbi 264,987,000	United States Dollar 41,469,014	Citibank NA	583,725
2/13/12	Yuan Renminbi 243,803,000	United States Dollar 38,150,849	Standard Chartered Bank	540,046

16

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/13/12	Yuan Renminbi 299,339,000	United States Dollar 47,350,280	Standard Chartered Bank	$154,032
2/13/12	Zambian Kwacha 30,956,335,000	United States Dollar 5,942,856	Citibank NA	81,851
2/16/12	Ghanaian Cedi 8,175,300	United States Dollar 4,957,582	Citibank NA	(110,457)
2/17/12	South Korean Won 37,172,000,000	United States Dollar 32,021,364	Australia and New Zealand Banking Group Limited	990,665
2/17/12	South Korean Won 32,875,000,000	United States Dollar 28,328,307	Standard Chartered Bank	867,606
2/17/12	Zambian Kwacha 9,550,000,000	United States Dollar 1,857,977	Barclays Bank PLC	(442)
2/21/12	Zambian Kwacha 7,979,200,000	United States Dollar 1,543,366	Citibank NA	7,735
2/23/12	Indian Rupee 715,550,000	United States Dollar 14,119,260	Barclays Bank PLC	245,086
2/23/12	Indian Rupee 636,060,000	United States Dollar 12,553,238	Standard Chartered Bank	215,382
2/23/12	Polish Zloty 266,423,945	Euro 61,360,436	HSBC Bank USA	2,114,776
2/23/12	Swedish Krona 422,325,750	Euro 48,159,574	Nomura International PLC	(976,503)
2/23/12	Swedish Krona 422,325,750	Euro 48,132,404	Standard Chartered Bank	(940,963)
2/24/12	Ghanaian Cedi 12,110,000	United States Dollar 7,186,944	Standard Bank	(20,969)
2/24/12	Indonesian Rupiah 228,672,000,000	United States Dollar 24,715,953	Bank of America	656,079
2/24/12	New Turkish Lira 6,580,126	United States Dollar 3,560,674	Bank of America	121,934
2/24/12	New Turkish Lira 6,120,698	United States Dollar 3,413,975	Bank of America	11,511
2/29/12	Yuan Renminbi 297,199,760	United States Dollar 47,168,575	Australia and New Zealand Banking Group Limited	5,086
2/29/12	Yuan Renminbi 159,643,000	United States Dollar 25,130,736	Bank of America	208,937
2/29/12	Yuan Renminbi 265,158,000	United States Dollar 42,093,248	Bank of America	(5,483)
2/29/12	Yuan Renminbi 195,023,000	United States Dollar 30,707,448	Citibank NA	247,991
2/29/12	Yuan Renminbi 195,019,303	United States Dollar 30,697,199	HSBC Bank USA	257,653
3/1/12	Georgian Lari 902,850	United States Dollar 500,000	Liberty Capital	38,806
3/1/12	Georgian Lari 902,850	United States Dollar 542,350	Liberty Capital	(3,544)
3/1/12	Ghanaian Cedi 8,325,000	United States Dollar 4,860,462	Barclays Bank PLC	58,566
3/12/12	Ghanaian Cedi 15,230,000	United States Dollar 8,654,393	Standard Bank	317,588
3/12/12	Indian Rupee 1,937,834,000	United States Dollar 36,307,724	Citibank NA	2,398,887
3/12/12	Indian Rupee 1,691,920,000	United States Dollar 31,700,220	Credit Suisse International	2,094,465
3/12/12	Singapore Dollar 218,540,000	United States Dollar 169,589,645	Standard Chartered Bank	4,151,173

17

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
3/12/12	Yuan Renminbi 264,987,000	United States Dollar 41,423,636	Australia and New Zealand Banking Group Limited	$598,148
3/12/12	Yuan Renminbi 149,444,759	United States Dollar 23,336,159	Bank of America	362,874
3/12/12	Yuan Renminbi 243,803,000	United States Dollar 38,118,043	Deutsche Bank	544,371
3/19/12	South Korean Won 36,658,997,000	United States Dollar 31,706,450	Australia and New Zealand Banking Group Limited	741,208
3/19/12	South Korean Won 38,584,512,000	United States Dollar 33,366,060	HSBC Bank USA	785,911
3/19/12	South Korean Won 36,854,991,000	United States Dollar 31,881,480	Standard Chartered Bank	739,656
3/20/12	Ugandan Shilling 13,445,300,000	United States Dollar 5,369,529	Citibank NA	267,473
3/20/12	Ugandan Shilling 7,471,000,000	United States Dollar 2,982,435	Standard Chartered Bank	149,815
3/23/12	Philippine Peso 1,106,360,000	United States Dollar 25,234,587	HSBC Bank USA	572,349
3/30/12	Indian Rupee 1,728,688,000	United States Dollar 31,941,759	Bank of America	2,451,713
3/30/12	Indian Rupee 1,840,147,000	United States Dollar 33,988,678	Barclays Bank PLC	2,622,350
3/30/12	Indian Rupee 1,840,255,000	United States Dollar 33,990,672	Citibank NA	2,622,504
3/30/12	Norwegian Krone 353,283,038	Euro 46,037,561	Australia and New Zealand Banking Group Limited	(150,225)
3/30/12	Norwegian Krone 353,283,038	Euro 46,039,361	Standard Chartered Bank	(152,580)
3/30/12	Ugandan Shilling 10,769,639,750	United States Dollar 4,395,771	Citibank NA	94,404
4/11/12	New Turkish Lira 1,629,883	United States Dollar 880,304	State Street Bank and Trust Co.	22,396
4/12/12	Zambian Kwacha 30,956,335,000	United States Dollar 5,848,542	Citibank NA	116,644
4/20/12	Zambian Kwacha 9,912,361,000	United States Dollar 1,900,740	JPMorgan Chase Bank	6,605
4/24/12	Ugandan Shilling 8,880,890,000	United States Dollar 2,863,879	Citibank NA	812,527
4/24/12	Ugandan Shilling 8,016,480,000	United States Dollar 2,564,453	Standard Chartered Bank	754,115
4/25/12	Zambian Kwacha 14,148,562,628	United States Dollar 2,629,844	Standard Bank	90,201
4/26/12	Ugandan Shilling 13,383,235,000	United States Dollar 4,387,946	Barclays Bank PLC	1,149,546
4/26/12	Ugandan Shilling 7,886,931,000	United States Dollar 2,581,647	Citibank NA	681,676
5/2/12	Philippine Peso 308,890,000	United States Dollar 7,173,479	Deutsche Bank	20,047
5/9/12	Zambian Kwacha 18,913,400,000	United States Dollar 3,709,965	Standard Bank	(82,703)
5/16/12	Zambian Kwacha 9,612,800,000	United States Dollar 1,890,423	Standard Chartered Bank	(49,022)
5/31/12	Georgian Lari 1,727,100	United States Dollar 1,000,000	Liberty Capital	21,120
6/18/12	Yuan Renminbi 48,750,000	United States Dollar 7,731,346	Citibank NA	17,311

18

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
6/18/12	Yuan Renminbi 203,360,000	United States Dollar 30,580,451	Goldman Sachs International	$1,742,971
6/18/12	Yuan Renminbi 114,457,000	United States Dollar 18,128,643	Standard Chartered Bank	63,931
7/25/12	Ugandan Shilling 8,104,390,000	United States Dollar 2,485,399	Standard Chartered Bank	740,702
8/7/12	Ugandan Shilling 10,038,863,000	United States Dollar 3,386,931	Standard Chartered Bank	586,184
8/31/12	Georgian Lari 1,690,500	United States Dollar 1,000,000	Liberty Capital	(4,741)
10/25/12	Ugandan Shilling 7,033,680,000	United States Dollar 2,071,288	Standard Chartered Bank	614,485
10/26/12	Ukraine Hryvna 51,500,000	United States Dollar 5,000,000	Deutsche Bank	614,077
10/29/12	Ugandan Shilling 12,737,274,000	United States Dollar 4,083,114	Citibank NA	771,894
10/29/12	Ugandan Shilling 12,820,125,000	United States Dollar 4,062,697	Standard Chartered Bank	823,890
10/31/12	Ugandan Shilling 9,550,753,500	United States Dollar 3,088,859	Standard Bank	548,322
12/3/12	Georgian Lari 1,704,400	United States Dollar 1,000,000	Liberty Capital	3,441
12/17/12	Ugandan Shilling 8,700,450,000	United States Dollar 3,124,040	Standard Chartered Bank	108,475

				$43,795,960

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Month/Year	Contracts	Position	Cost	Value	(Depreciation)
3/12	48 Euro-Bobl	Short	$(7,880,634)	$(7,887,225)	$(6,591)
3/12	834 Euro-Bund	Long	147,022,848	152,422,416	5,399,568
3/12	687 Euro-Buxl	Long	108,034,964	114,197,910	6,162,946
3/12	442 Euro-Schatz	Short	(63,713,009)	(63,845,980)	(132,971)
3/12	154 Japan 10-Year Bond	Short	(286,118,341)	(288,098,399)	(1,980,058)
3/12	3,622 U.S. 5-Year Treasury Note	Short	(444,741,983)	(449,297,782)	(4,555,799)
3/12	4,177 U.S. 10-Year Treasury Note	Short	(543,765,237)	(552,408,250)	(8,643,013)
3/12	1,795 U.S. 30-Year Treasury Bond	Short	(257,985,938)	(261,060,313)	(3,074,375)
4/12	742 Gold	Short	(128,766,680)	(129,137,680)	(371,000)
4/12	1,583 Platinum	Long	114,066,714	125,698,115	11,631,401

					$4,430,108

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	HUF	3,678,890	Receives	6-Month HUF BUBOR	7.32%	12/16/16	$148,577
Bank of America	HUF	1,166,000	Receives	6-Month HUF BUBOR	7.29	12/19/16	53,447
Bank of America	HUF	1,018,000	Receives	6-Month HUF BUBOR	7.34	12/20/16	37,410
Bank of America	HUF	1,345,000	Receives	6-Month HUF BUBOR	7.37	12/21/16	42,364

19

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	HUF	406,800	Receives	6-Month HUF BUBOR	7.32%	12/22/16	$16,392
Bank of America	HUF	867,000	Receives	6-Month HUF BUBOR	7.93	1/10/17	(49,305)
Bank of America	HUF	2,415,000	Receives	6-Month HUF BUBOR	7.91	1/17/17	(126,113)
Bank of America	ILS	15,220	Receives	3-Month ILS TELBOR	4.20	11/19/14	(184,374)
Bank of America	ILS	29,000	Receives	3-Month ILS TELBOR	4.54	1/6/15	(424,438)
Bank of America	ZAR	156,596	Receives	3-Month ZAR JIBAR	6.86	11/17/15	(381,824)
Bank of America	ZAR	101,794	Receives	3-Month ZAR JIBAR	7.26	11/16/20	(35,093)
Bank of America	ZAR	56,604	Receives	3-Month ZAR JIBAR	7.42	11/17/20	(97,533)
Bank of America	ZAR	141,361	Receives	3-Month ZAR JIBAR	7.31	11/19/20	(105,047)
Barclays Bank PLC	ILS	29,208	Receives	3-Month ILS TELBOR	5.15	3/5/20	(1,049,084)
Barclays Bank PLC	ILS	29,182	Receives	3-Month ILS TELBOR	5.16	3/8/20	(1,053,949)
Citibank NA	ZAR	92,325	Receives	3-Month ZAR JIBAR	7.29	11/19/20	(52,626)
Credit Suisse International	HUF	1,839,440	Receives	6-Month HUF BUBOR	7.32	12/16/16	74,288
Credit Suisse International	HUF	440,700	Receives	6-Month HUF BUBOR	7.29	12/22/16	20,147
Credit Suisse International	HUF	326,000	Receives	6-Month HUF BUBOR	7.38	12/27/16	10,081
Credit Suisse International	HUF	2,500,000	Receives	6-Month HUF BUBOR	7.92	1/11/17	(136,658)
Credit Suisse International	HUF	1,437,000	Receives	6-Month HUF BUBOR	7.63	1/16/17	(2,553)
Credit Suisse International	HUF	1,258,000	Receives	6-Month HUF BUBOR	7.83	1/17/17	(47,577)
Credit Suisse International	HUF	2,183,000	Receives	6-Month HUF BUBOR	7.75	1/20/17	(50,915)
Deutsche Bank	HUF	2,396,050	Receives	6-Month HUF BUBOR	7.98	1/19/17	(154,924)
Deutsche Bank	ZAR	71,965	Receives	3-Month ZAR JIBAR	6.71	11/19/15	(124,820)
Deutsche Bank	ZAR	140,405	Receives	3-Month ZAR JIBAR	7.26	11/16/20	(48,405)
Deutsche Bank	ZAR	176,815	Receives	3-Month ZAR JIBAR	7.32	11/18/20	(150,141)
Deutsche Bank	ZAR	85,673	Receives	3-Month ZAR JIBAR	7.27	11/19/20	(34,005)
Deutsche Bank	ZAR	63,800	Receives	3-Month ZAR JIBAR	7.77	11/26/20	(297,642)
JPMorgan Chase Bank	HUF	6,015,000	Receives	6-Month HUF BUBOR	7.26	12/19/16	307,424
JPMorgan Chase Bank	HUF	2,068,000	Receives	6-Month HUF BUBOR	7.34	12/20/16	75,174
JPMorgan Chase Bank	HUF	2,409,000	Receives	6-Month HUF BUBOR	7.36	12/21/16	78,881
JPMorgan Chase Bank	HUF	2,292,500	Receives	6-Month HUF BUBOR	7.30	12/22/16	100,662
JPMorgan Chase Bank	HUF	1,956,000	Receives	6-Month HUF BUBOR	7.37	12/27/16	64,016
JPMorgan Chase Bank	HUF	2,671,000	Receives	6-Month HUF BUBOR	7.75	1/20/17	(62,296)
Morgan Stanley & Co. International PLC	HUF	2,507,000	Receives	6-Month HUF BUBOR	7.26	12/19/16	128,518
Morgan Stanley & Co. International PLC	HUF	1,035,000	Receives	6-Month HUF BUBOR	7.36	12/20/16	34,293
Nomura International PLC	HUF	1,713,000	Receives	6-Month HUF BUBOR	7.39	12/21/16	47,759
Standard Bank	ZAR	100,000	Receives	3-Month ZAR JIBAR	7.77	11/26/20	(460,825)

							$(3,890,714)

HUF	-	Hungarian Forint

ILS	-	Israeli Shekel

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract			Current		Upfront	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)
Argentina	Bank of America	$115,016	5	.00%(1)	6/20/13	4.26%	$1,836,716	$(447,066)	$1,389,650
Argentina	Bank of America	37,961	5	.00(1)	6/20/13	4.26	606,203	(336,554)	269,649
Argentina	Bank of America	18,980	5	.00(1)	6/20/13	4.26	303,101	(173,276)	129,825
Argentina	Bank of America	19,202	5	.00(1)	6/20/13	4.26	306,647	(231,230)	75,417
Argentina	Bank of America	19,081	5	.00(1)	6/20/13	4.26	304,704	(237,361)	67,343
Argentina	Credit Suisse International	19,169	5	.00(1)	6/20/13	4.26	306,114	(74,509)	231,605
Argentina	Credit Suisse International	19,361	5	.00(1)	6/20/13	4.26	309,180	(125,824)	183,356
Argentina	Credit Suisse International	19,049	5	.00(1)	6/20/13	4.26	304,198	(174,370)	129,828
Argentina	Credit Suisse International	18,925	5	.00(1)	6/20/13	4.26	302,217	(173,234)	128,983
Argentina	Deutsche Bank	19,049	5	.00(1)	6/20/13	4.26	304,198	(174,370)	129,828
Argentina	Deutsche Bank	16,380	5	.00(1)	6/20/13	4.26	261,576	(139,420)	122,156
Argentina	Deutsche Bank	10,128	5	.00(1)	6/20/13	4.26	161,743	(92,663)	69,080

20

		Notional	Contract			Current		Upfront	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)
Argentina	Deutsche Bank	$19,081	5	.00%(1)	6/20/13	4.26%	$304,703	$(237,360)	$67,343
Iceland	Barclays Bank PLC	5,000	1.70		3/20/18	2.93	(311,057)	—	(311,057)
Iceland	Credit Suisse International	5,000	1.70		3/20/18	2.93	(311,057)	—	(311,057)
Iceland	JPMorgan Chase Bank	6,600	1.75		3/20/18	2.93	(392,942)	—	(392,942)
Iceland	JPMorgan Chase Bank	5,000	2.10		3/20/23	2.97	(334,328)	—	(334,328)
Iceland	JPMorgan Chase Bank	5,000	2.45		3/20/23	2.97	(193,468)	—	(193,468)
Panama	Credit Suisse International	7,100	1	.00(1)	12/20/16	1.31	(94,739)	210,618	115,879
Panama	Credit Suisse International	6,300	1	.00(1)	12/20/16	1.31	(84,064)	164,356	80,292
Panama	Deutsche Bank	7,300	1	.00(1)	12/20/16	1.31	(97,408)	200,241	102,833
Panama	Deutsche Bank	7,600	1	.00(1)	12/20/16	1.31	(101,411)	201,682	100,271
Panama	Goldman Sachs International	7,000	1	.00(1)	12/20/16	1.31	(93,405)	207,651	114,246
Panama	Morgan Stanley & Co. International PLC	7,100	1	.00(1)	12/20/16	1.31	(94,739)	220,119	125,380
Panama	Morgan Stanley & Co. International PLC	7,600	1	.00(1)	12/20/16	1.31	(101,411)	208,497	107,086
South Africa	Bank of America	5,575	1	.00(1)	9/20/15	1.62	(116,091)	66,229	(49,862)
South Africa	Bank of America	5,160	1	.00(1)	12/20/15	1.67	(123,472)	33,888	(89,584)
South Africa	Bank of America	16,990	1	.00(1)	12/20/15	1.67	(406,546)	106,461	(300,085)
South Africa	Barclays Bank PLC	10,000	1	.00(1)	6/20/15	1.57	(176,476)	297,861	121,385
South Africa	Barclays Bank PLC	12,000	1	.00(1)	9/20/15	1.62	(249,883)	322,687	72,804
South Africa	Barclays Bank PLC	7,340	1	.00(1)	12/20/15	1.67	(175,636)	53,526	(122,110)
South Africa	Barclays Bank PLC	12,010	1	.00(1)	12/20/15	1.67	(287,382)	88,322	(199,060)
South Africa	Citibank NA	5,000	1	.00(1)	6/20/15	1.57	(88,238)	99,141	10,903
South Africa	Credit Suisse International	10,000	1	.00(1)	6/20/15	1.57	(176,476)	291,909	115,433
South Africa	Credit Suisse International	5,000	1	.00(1)	6/20/15	1.57	(88,238)	100,657	12,419
South Africa	Credit Suisse International	10,450	1	.00(1)	12/20/15	1.67	(250,053)	171,056	(78,997)
South Africa	Credit Suisse International	7,740	1	.00(1)	12/20/15	1.67	(185,207)	62,047	(123,160)
South Africa	Credit Suisse International	16,990	1	.00(1)	12/20/15	1.67	(406,546)	125,122	(281,424)
South Africa	Deutsche Bank	1,450	1	.00(1)	9/20/15	1.62	(30,194)	23,172	(7,022)
South Africa	Deutsche Bank	5,500	1	.00(1)	9/20/15	1.62	(114,530)	98,152	(16,378)
South Africa	Deutsche Bank	12,500	1	.00(1)	9/20/15	1.62	(260,294)	216,786	(43,508)
South Africa	Deutsche Bank	5,575	1	.00(1)	9/20/15	1.62	(116,091)	69,966	(46,125)
South Africa	Deutsche Bank	13,005	1	.00(1)	12/20/15	1.67	(311,191)	95,640	(215,551)
South Africa	Goldman Sachs International	8,020	1	.00(1)	12/20/15	1.67	(191,907)	64,291	(127,616)
South Africa	Goldman Sachs International	17,335	1	.00(1)	12/20/15	1.67	(414,801)	133,811	(280,990)
South Africa	JPMorgan Chase Bank	5,000	1	.00(1)	6/20/15	1.57	(88,238)	150,417	62,179
South Africa	JPMorgan Chase Bank	5,000	1	.00(1)	6/20/15	1.57	(88,238)	97,624	9,386

							$(944,457)	$1,564,692	$620,235

Credit Default Swaps — Buy Protection

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$110,426	$—	$110,426
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(25,264)	—	(25,264)
Brazil	Bank of America	18,450	1	.00(1)	6/20/20	907,527	(567,247)	340,280
Brazil	Bank of America	11,450	1	.00(1)	6/20/20	563,209	(444,188)	119,021
Brazil	Bank of America	51,475	1	.00(1)	12/20/20	2,742,153	(1,704,543)	1,037,610
Brazil	Bank of America	22,575	1	.00(1)	12/20/20	1,202,605	(731,213)	471,392
Brazil	Bank of America	7,450	1	.00(1)	12/20/20	396,874	(230,847)	166,027
Brazil	Bank of America	3,600	1	.00(1)	12/20/20	191,778	(101,964)	89,814
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(62,763)	—	(62,763)
Brazil	Barclays Bank PLC	47,170	1	.00(1)	12/20/20	2,512,818	(1,598,426)	914,392
Brazil	Citibank NA	9,440	1	.00(1)	12/20/20	502,883	(295,939)	206,944
Brazil	Credit Suisse International	20,000	1	.00(1)	6/20/20	983,771	(659,720)	324,051
Brazil	Credit Suisse International	14,225	1	.00(1)	6/20/20	699,706	(652,098)	47,608
Brazil	Deutsche Bank	10,600	1	.00(1)	12/20/20	564,679	(224,037)	340,642
Brazil	Deutsche Bank	11,580	1	.00(1)	12/20/20	616,884	(404,956)	211,928
Brazil	HSBC Bank USA	14,225	1	.00(1)	6/20/20	699,707	(624,891)	74,816
Brazil	HSBC Bank USA	9,710	1	.00(1)	12/20/20	517,267	(304,403)	212,864

21

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Brazil	Standard Chartered Bank	$9,440	1	.00%(1)	12/20/20	$502,883	$(295,939)	$206,944
Brazil	Standard Chartered Bank	2,700	1	.00(1)	12/20/20	143,833	(71,276)	72,557
China	Bank of America	22,200	1	.00(1)	3/20/17	366,467	(680,600)	(314,133)
China	Barclays Bank PLC	37,413	1	.00(1)	3/20/17	617,597	(1,043,793)	(426,196)
China	Deutsche Bank	13,655	1	.00(1)	3/20/17	225,411	(362,057)	(136,646)
China	Deutsche Bank	15,969	1	.00(1)	3/20/17	263,609	(423,412)	(159,803)
Colombia	Bank of America	17,400	1	.00(1)	9/20/21	931,049	(752,921)	178,128
Colombia	Goldman Sachs International	13,390	1	.00(1)	9/20/21	716,479	(569,223)	147,256
Colombia	HSBC Bank USA	38,410	1	.00(1)	9/20/21	2,055,263	(1,596,295)	458,968
Colombia	Morgan Stanley & Co. International PLC	19,970	1	.00(1)	9/20/21	1,068,566	(864,128)	204,438
Egypt	Bank of America	4,550	1	.00(1)	6/20/15	601,203	(190,865)	410,338
Egypt	Bank of America	7,050	1	.00(1)	9/20/15	1,003,711	(245,413)	758,298
Egypt	Barclays Bank PLC	7,000	1	.00(1)	6/20/15	924,928	(215,051)	709,877
Egypt	Barclays Bank PLC	4,770	1	.00(1)	6/20/15	630,273	(131,538)	498,735
Egypt	Barclays Bank PLC	9,000	1	.00(1)	9/20/15	1,281,335	(313,294)	968,041
Egypt	Citibank NA	5,000	1	.00(1)	6/20/15	660,663	(152,772)	507,891
Egypt	Citibank NA	3,050	1	.00(1)	12/20/15	464,352	(159,450)	304,902
Egypt	Citibank NA	4,550	1	.00(1)	6/20/20	1,318,479	(422,972)	895,507
Egypt	Citibank NA	4,550	1	.00(1)	6/20/20	1,318,479	(444,303)	874,176
Egypt	Credit Suisse International	11,000	1	.00(1)	12/20/15	1,674,712	(538,744)	1,135,968
Egypt	Deutsche Bank	9,540	1	.00(1)	6/20/15	1,260,545	(260,237)	1,000,308
Egypt	Deutsche Bank	7,000	1	.00(1)	6/20/15	924,928	(225,440)	699,488
Egypt	Deutsche Bank	4,700	1	.00(1)	6/20/15	621,023	(194,553)	426,470
Egypt	Deutsche Bank	4,550	1	.00(1)	6/20/15	601,203	(194,524)	406,679
Egypt	Deutsche Bank	2,375	1	.00(1)	6/20/15	313,815	(72,567)	241,248
Egypt	Deutsche Bank	1,510	1	.00(1)	6/20/15	199,520	(55,577)	143,943
Egypt	Deutsche Bank	8,200	1	.00(1)	9/20/15	1,167,438	(291,446)	875,992
Egypt	Deutsche Bank	4,175	1	.00(1)	9/20/15	594,398	(186,469)	407,929
Egypt	Deutsche Bank	2,855	1	.00(1)	12/20/15	434,664	(135,775)	298,889
Egypt	Deutsche Bank	5,100	1	.00(1)	6/20/20	1,477,855	(421,554)	1,056,301
Egypt	Deutsche Bank	4,600	1	.00(1)	6/20/20	1,332,968	(429,654)	903,314
Egypt	Deutsche Bank	4,550	1	.00(1)	6/20/20	1,318,480	(425,556)	892,924
Egypt	Goldman Sachs International	9,700	1	.00(1)	9/20/15	1,380,994	(355,270)	1,025,724
Egypt	JPMorgan Chase Bank	4,550	1	.00(1)	6/20/15	601,203	(190,865)	410,338
Greece	Citibank NA	9,775	1	.00(1)	6/20/15	8,063,066	(1,264,645)	6,798,421
Greece	Deutsche Bank	5,000	1	.00(1)	6/20/15	4,124,329	(801,239)	3,323,090
Guatemala	Citibank NA	18,256	1	.00(1)	9/20/20	1,555,658	(1,210,715)	344,943
Italy	Credit Suisse International	18,200	0.20		12/20/16	2,893,074	—	2,893,074
Lebanon	Barclays Bank PLC	4,200	1	.00(1)	12/20/14	369,468	(186,550)	182,918
Lebanon	Barclays Bank PLC	6,700	1	.00(1)	3/20/15	643,631	(296,365)	347,266
Lebanon	Barclays Bank PLC	4,900	1	.00(1)	3/20/15	470,716	(220,624)	250,092
Lebanon	Barclays Bank PLC	4,900	1	.00(1)	3/20/15	470,716	(252,335)	218,381
Lebanon	Barclays Bank PLC	5,000	1	.00(1)	12/20/15	608,533	(342,927)	265,606
Lebanon	Citibank NA	4,600	3.30		9/20/14	53,892	—	53,892
Lebanon	Citibank NA	5,500	1	.00(1)	12/20/14	483,829	(247,977)	235,852
Lebanon	Citibank NA	4,500	1	.00(1)	12/20/14	395,859	(195,860)	199,999
Lebanon	Citibank NA	4,300	1	.00(1)	12/20/14	378,265	(190,991)	187,274
Lebanon	Citibank NA	2,800	1	.00(1)	3/20/15	268,981	(110,331)	158,650
Lebanon	Citibank NA	15,000	1	.00(1)	9/20/15	1,701,038	(1,009,546)	691,492
Lebanon	Citibank NA	6,000	1	.00(1)	9/20/15	680,415	(434,800)	245,615
Lebanon	Credit Suisse International	8,800	1	.00(1)	3/20/15	845,367	(389,035)	456,332
Lebanon	Credit Suisse International	4,600	1	.00(1)	3/20/15	441,897	(204,543)	237,354
Lebanon	Credit Suisse International	9,900	1	.00(1)	6/20/15	1,037,763	(442,709)	595,054
Lebanon	Credit Suisse International	5,000	1	.00(1)	9/20/15	567,013	(337,121)	229,892
Lebanon	Credit Suisse International	22,710	1	.00(1)	12/20/15	2,763,956	(1,575,990)	1,187,966
Lebanon	Credit Suisse International	8,300	1	.00(1)	12/20/15	1,010,164	(549,502)	460,662
Lebanon	Credit Suisse International	5,000	1	.00(1)	12/20/15	608,533	(338,866)	269,667
Lebanon	Credit Suisse International	4,450	1	.00(1)	12/20/15	541,594	(293,958)	247,636
Lebanon	Deutsche Bank	6,100	1	.00(1)	3/20/15	585,994	(250,392)	335,602
Lebanon	Deutsche Bank	5,000	1	.00(1)	6/20/15	524,123	(226,525)	297,598
Lebanon	Deutsche Bank	4,900	1	.00(1)	6/20/15	513,640	(219,117)	294,523
Lebanon	Deutsche Bank	6,700	1	.00(1)	9/20/15	759,797	(402,153)	357,644
Lebanon	Deutsche Bank	6,890	1	.00(1)	12/20/15	838,558	(473,672)	364,886
Lebanon	Deutsche Bank	5,000	1	.00(1)	12/20/15	608,533	(346,981)	261,552
Lebanon	Deutsche Bank	3,085	1	.00(1)	12/20/15	375,466	(212,961)	162,505
Lebanon	Goldman Sachs International	3,600	1	.00(1)	9/20/15	408,249	(242,727)	165,522
Philippines	Bank of America	9,300	1	.00(1)	9/20/15	90,439	(149,370)	(58,931)
Philippines	Bank of America	3,500	1	.00(1)	12/20/15	46,223	(58,979)	(12,756)
Philippines	Barclays Bank PLC	9,131	1	.00(1)	3/20/15	23,262	(166,222)	(142,960)
Philippines	Barclays Bank PLC	10,000	1	.00(1)	6/20/15	61,586	(196,552)	(134,966)
Philippines	Citibank NA	10,000	1	.00(1)	6/20/15	61,586	(213,286)	(151,700)
Philippines	Deutsche Bank	9,750	1	.00(1)	3/20/15	24,839	(192,809)	(167,970)
Philippines	Deutsche Bank	10,000	1	.00(1)	6/20/15	61,586	(190,781)	(129,195)

22

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Philippines	Deutsche Bank	$9,500	1	.00%(1)	9/20/15	$92,385	$(191,153)	$(98,768)
Philippines	Deutsche Bank	10,000	1	.00(1)	9/20/15	97,246	(197,129)	(99,883)
Philippines	Goldman Sachs International	10,000	1	.00(1)	3/20/15	25,475	(211,291)	(185,816)
Philippines	Goldman Sachs International	10,000	1	.00(1)	6/20/15	61,586	(193,129)	(131,543)
Philippines	Goldman Sachs International	7,200	1	.00(1)	9/20/15	70,018	(111,024)	(41,006)
Philippines	HSBC Bank USA	10,000	1	.00(1)	6/20/15	61,586	(190,781)	(129,195)
Philippines	HSBC Bank USA	5,000	1	.00(1)	9/20/15	48,623	(80,307)	(31,684)
Philippines	HSBC Bank USA	4,400	1	.00(1)	9/20/15	42,789	(82,843)	(40,054)
Philippines	HSBC Bank USA	10,000	1	.00(1)	9/20/15	97,246	(217,413)	(120,167)
Philippines	HSBC Bank USA	10,000	1	.00(1)	9/20/15	97,246	(230,203)	(132,957)
Philippines	JPMorgan Chase Bank	10,000	1	.00(1)	6/20/15	61,586	(207,361)	(145,775)
Philippines	Standard Chartered Bank	10,000	1	.00(1)	9/20/15	97,246	(214,048)	(116,802)
Philippines	Standard Chartered Bank	5,500	1	.00(1)	12/20/15	72,638	(92,682)	(20,044)
South Africa	Bank of America	6,300	1	.00(1)	12/20/19	463,449	(230,426)	233,023
South Africa	Bank of America	5,575	1	.00(1)	9/20/20	455,125	(210,773)	244,352
South Africa	Bank of America	16,990	1	.00(1)	12/20/20	1,430,924	(581,557)	849,367
South Africa	Bank of America	5,160	1	.00(1)	12/20/20	434,585	(193,735)	240,850
South Africa	Barclays Bank PLC	6,300	1	.00(1)	12/20/19	463,450	(266,364)	197,086
South Africa	Barclays Bank PLC	5,000	1	.00(1)	3/20/20	381,393	(162,497)	218,896
South Africa	Barclays Bank PLC	5,000	1	.00(1)	3/20/20	381,393	(185,071)	196,322
South Africa	Barclays Bank PLC	5,000	1	.00(1)	3/20/20	381,393	(264,750)	116,643
South Africa	Barclays Bank PLC	10,000	1	.00(1)	6/20/20	789,806	(761,713)	28,093
South Africa	Barclays Bank PLC	12,000	1	.00(1)	9/20/20	979,639	(810,175)	169,464
South Africa	Barclays Bank PLC	12,010	1	.00(1)	12/20/20	1,011,501	(409,570)	601,931
South Africa	Barclays Bank PLC	7,340	1	.00(1)	12/20/20	618,185	(265,308)	352,877
South Africa	Citibank NA	3,910	1	.00(1)	12/20/19	287,634	(187,953)	99,681
South Africa	Citibank NA	5,300	1	.00(1)	3/20/20	404,276	(268,827)	135,449
South Africa	Citibank NA	4,600	1	.00(1)	3/20/20	350,882	(240,816)	110,066
South Africa	Citibank NA	5,000	1	.00(1)	6/20/20	394,903	(277,030)	117,873
South Africa	Credit Suisse International	5,100	1	.00(1)	3/20/20	389,019	(181,767)	207,252
South Africa	Credit Suisse International	4,600	1	.00(1)	3/20/20	350,883	(199,454)	151,429
South Africa	Credit Suisse International	5,000	1	.00(1)	6/20/20	394,903	(280,157)	114,746
South Africa	Credit Suisse International	10,000	1	.00(1)	6/20/20	789,806	(743,528)	46,278
South Africa	Credit Suisse International	16,990	1	.00(1)	12/20/20	1,430,924	(618,318)	812,606
South Africa	Credit Suisse International	10,450	1	.00(1)	12/20/20	880,115	(491,193)	388,922
South Africa	Credit Suisse International	7,740	1	.00(1)	12/20/20	651,875	(296,009)	355,866
South Africa	Deutsche Bank	12,500	1	.00(1)	9/20/20	1,020,458	(613,843)	406,615
South Africa	Deutsche Bank	5,575	1	.00(1)	9/20/20	455,124	(208,868)	246,256
South Africa	Deutsche Bank	5,500	1	.00(1)	9/20/20	449,002	(250,266)	198,736
South Africa	Deutsche Bank	1,450	1	.00(1)	9/20/20	118,373	(66,042)	52,331
South Africa	Deutsche Bank	13,005	1	.00(1)	12/20/20	1,095,301	(462,204)	633,097
South Africa	Goldman Sachs International	17,335	1	.00(1)	12/20/20	1,459,980	(628,536)	831,444
South Africa	Goldman Sachs International	8,020	1	.00(1)	12/20/20	675,457	(295,505)	379,952
South Africa	JPMorgan Chase Bank	5,200	1	.00(1)	12/20/19	382,532	(260,654)	121,878
South Africa	JPMorgan Chase Bank	4,590	1	.00(1)	12/20/19	337,656	(276,123)	61,533
South Africa	JPMorgan Chase Bank	5,100	1	.00(1)	3/20/20	389,020	(178,571)	210,449
South Africa	JPMorgan Chase Bank	5,000	1	.00(1)	3/20/20	381,393	(181,334)	200,059
South Africa	JPMorgan Chase Bank	5,200	1	.00(1)	3/20/20	396,649	(260,615)	136,034
South Africa	JPMorgan Chase Bank	5,000	1	.00(1)	6/20/20	394,903	(270,763)	124,140
South Africa	JPMorgan Chase Bank	5,000	1	.00(1)	6/20/20	394,903	(383,880)	11,023
Spain	Bank of America	15,000	1	.00(1)	6/20/20	2,465,918	(301,967)	2,163,951
Spain	Bank of America	7,500	1	.00(1)	9/20/20	1,255,039	(498,771)	756,268
Spain	Barclays Bank PLC	11,400	1	.00(1)	3/20/20	1,839,795	(111,317)	1,728,478
Spain	Barclays Bank PLC	10,000	1	.00(1)	6/20/20	1,643,946	(713,492)	930,454
Spain	Barclays Bank PLC	7,412	1	.00(1)	9/20/20	1,240,314	(624,620)	615,694
Spain	Barclays Bank PLC	44,330	1	.00(1)	12/20/20	7,544,458	(4,084,950)	3,459,508
Spain	Barclays Bank PLC	4,700	1	.00(1)	12/20/20	799,886	(426,650)	373,236
Spain	Citibank NA	11,400	1	.00(1)	3/20/20	1,839,795	(254,183)	1,585,612
Spain	Citibank NA	2,500	1	.00(1)	3/20/20	403,464	(114,791)	288,673
Spain	Citibank NA	5,000	1	.00(1)	9/20/20	836,693	(244,338)	592,355
Spain	Deutsche Bank	9,200	1	.00(1)	3/20/20	1,484,747	(193,703)	1,291,044
Spain	Deutsche Bank	13,950	1	.00(1)	6/20/20	2,293,305	(828,546)	1,464,759
Spain	Deutsche Bank	10,000	1	.00(1)	6/20/20	1,643,945	(447,656)	1,196,289
Spain	Deutsche Bank	23,922	1	.00(1)	12/20/20	4,071,250	(2,204,380)	1,866,870
Spain	Deutsche Bank	12,825	1	.00(1)	12/20/20	2,182,668	(1,013,518)	1,169,150
Spain	Goldman Sachs International	5,000	1	.00(1)	6/20/20	821,973	(359,636)	462,337
Spain	Goldman Sachs International	8,543	1	.00(1)	9/20/20	1,429,572	(735,275)	694,297
Spain	JPMorgan Chase Bank	15,000	1	.00(1)	9/20/20	2,510,078	(1,413,988)	1,096,090
Spain	JPMorgan Chase Bank	5,000	1	.00(1)	9/20/20	836,693	(237,915)	598,778
Thailand	Bank of America	4,000	1	.00(1)	9/20/15	42,998	(20,398)	22,600
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	442,218	—	442,218
Thailand	Citibank NA	7,700	0.86		12/20/14	60,304	—	60,304
Thailand	Citibank NA	3,700	0.95		9/20/19	223,241	—	223,241
Thailand	Credit Suisse International	5,000	1	.00(1)	9/20/15	53,748	(35,650)	18,098

23

		Notional		Contract				Upfront	Net Unrealized
		Amount		Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Thailand	Deutsche Bank		$10,000	1	.00%(1)	3/20/15	$52,855	$(51,898)	$957
Thailand	Goldman Sachs International		9,000	1	.00(1)	9/20/15	96,746	(42,804)	53,942
Thailand	Goldman Sachs International		4,700	1	.00(1)	9/20/15	50,523	(22,332)	28,191
Thailand	HSBC Bank USA		10,000	1	.00(1)	9/20/15	107,496	(47,560)	59,936
Thailand	JPMorgan Chase Bank		3,900	0.87		12/20/14	29,390	—	29,390
Thailand	Standard Chartered Bank		5,000	1	.00(1)	9/20/15	53,748	(23,758)	29,990
Thailand	Standard Chartered Bank		5,000	1	.00(1)	9/20/15	53,748	(33,967)	19,781
Uruguay	Citibank NA		4,600	1	.00(1)	6/20/20	346,116	(294,357)	51,759
Uruguay	Deutsche Bank		9,200	1	.00(1)	6/20/20	692,230	(574,920)	117,310
Venezuela	Barclays Bank PLC		3,176	5	.00(1)	12/20/21	595,007	(749,370)	(154,363)
Venezuela	Barclays Bank PLC		2,536	5	.00(1)	12/20/21	475,106	(645,765)	(170,659)
Venezuela	Barclays Bank PLC		3,158	5	.00(1)	12/20/21	591,635	(787,191)	(195,556)
Venezuela	Barclays Bank PLC		2,690	5	.00(1)	12/20/21	503,958	(704,930)	(200,972)
Venezuela	Barclays Bank PLC		3,128	5	.00(1)	12/20/21	586,014	(796,295)	(210,281)
Venezuela	Barclays Bank PLC		5,800	5	.00(1)	12/20/21	1,086,600	(1,493,536)	(406,936)
Venezuela	Barclays Bank PLC		6,043	5	.00(1)	12/20/21	1,132,124	(1,567,526)	(435,402)
Venezuela	Barclays Bank PLC		6,072	5	.00(1)	12/20/21	1,137,558	(1,576,759)	(439,201)
Venezuela	Barclays Bank PLC		8,792	5	.00(1)	12/20/21	1,647,135	(2,104,705)	(457,570)
Venezuela	Barclays Bank PLC		11,920	5	.00(1)	12/20/21	2,233,150	(2,942,952)	(709,802)
Venezuela	Credit Suisse International		2,766	5	.00(1)	12/20/21	518,195	(739,749)	(221,554)
Venezuela	Deutsche Bank		5,216	5	.00(1)	12/20/21	977,189	(1,358,848)	(381,659)
Venezuela	Deutsche Bank		5,880	5	.00(1)	12/20/21	1,101,587	(1,531,057)	(429,470)
Venezuela	Deutsche Bank		14,008	5	.00(1)	12/20/21	2,624,326	(3,436,986)	(812,660)
Banco de Sabadell, S.A.	JPMorgan Chase Bank		4,350	3	.00(1)	3/20/15	699,230	(17,826)	681,404
Citigroup, Inc.	Bank of America		16,801	1	.00(1)	9/20/20	1,590,879	(918,074)	672,805
Citigroup, Inc.	JPMorgan Chase Bank		18,407	1	.00(1)	9/20/20	1,742,951	(1,064,615)	678,336
Erste Group Bank AG	Barclays Bank PLC		4,350	1	.00(1)	3/20/15	512,819	(193,373)	319,446
ING Verzekeringen N.V.	JPMorgan Chase Bank		4,350	1	.00(1)	3/20/15	152,023	(86,981)	65,042
OAO Gazprom	Bank of America		9,300	1	.00(1)	6/20/20	1,355,005	(1,074,813)	280,192
OAO Gazprom	Bank of America		10,000	1	.00(1)	6/20/20	1,456,996	(1,208,683)	248,313
OAO Gazprom	Deutsche Bank		9,100	1	.00(1)	9/20/20	1,361,975	(970,421)	391,554
Rabobank Nederland N.V.	JPMorgan Chase Bank		4,350	1	.00(1)	3/20/15	80,557	(2,539)	78,018
Raiffeisen Zentralbank	Barclays Bank PLC		4,350	1	.00(1)	3/20/15	417,646	(261,057)	156,589
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs International	EUR	42,420	1	.00(1)	12/20/16	2,855,419	(4,729,530)	(1,874,111)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs International	EUR	30,816	5	.00(1)	12/20/16	(2,280,995)	(169,930)	(2,450,925)

							$165,679,697	$(97,671,571)	$68,008,126

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $625,622,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)		Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

24

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate				Net Unrealized
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Appreciation
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	(Depreciation)
Bank of America	TRY	17,118	$11,435	3-Month USD- LIBOR-BBA	8.28%	8/11/20	$527,745
Bank of America	TRY	26,000	14,619	3-Month USD- LIBOR-BBA	6.97	8/18/21	(654,378)
Barclays Bank PLC	TRY	60,000	40,080	3-Month USD- LIBOR-BBA	8.25	8/11/20	1,918,759
Barclays Bank PLC	TRY	25,350	16,650	3-Month USD- LIBOR-BBA	8.32	8/16/20	474,501
Citibank NA	TRY	25,000	16,700	3-Month USD- LIBOR-BBA	8.20	8/11/20	847,410
Citibank NA	TRY	3,909	2,449	3-Month USD- LIBOR-BBA	8.23	2/25/21	(125,408)
Credit Suisse International	TRY	35,475	19,144	3-Month USD- LIBOR-BBA	5.73	10/9/13	(588,717)
Credit Suisse International	TRY	4,446	2,498	3-Month USD- LIBOR-BBA	6.90	8/18/21	(101,160)
Deutsche Bank	TRY	40,547	21,882	3-Month USD- LIBOR-BBA	5.73	10/9/13	(672,886)
Deutsche Bank	TRY	22,254	14,861	3-Month USD- LIBOR-BBA	8.26	8/11/20	698,165
Deutsche Bank	TRY	14,321	8,996	3-Month USD- LIBOR-BBA	8.20	2/24/21	(476,857)
Deutsche Bank	TRY	5,112	2,871	3-Month USD- LIBOR-BBA	7.00	8/18/21	(139,056)
Goldman Sachs International	TRY	34,237	22,802	3-Month USD- LIBOR-BBA	8.31	8/11/20	954,062
JPMorgan Chase Bank	TRY	27,000	18,012	3-Month USD- LIBOR-BBA	8.29	8/11/20	797,947
JPMorgan Chase Bank	TRY	20,000	13,333	3-Month USD- LIBOR-BBA	8.36	8/11/20	528,491
JPMorgan Chase Bank	TRY	10,000	5,610	3-Month USD- LIBOR-BBA	6.96	8/18/21	(260,185)

							$3,728,433

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps, swaptions and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

25

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Commodity	Forward Commodity Contracts	$—	$(26,014,281)
Commodity	Futures Contracts*	11,631,401	(371,000)

		$11,631,401	$(26,385,281)

Credit	Credit Default Swaps	$173,660,019	$(8,924,779)

		$173,660,019	$(8,924,779)

Equity	Put Options Purchased	$3,334,751	$—

		$3,334,751	$—

Foreign Exchange	Currency Options Purchased	$729,315	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	71,566,218	(56,628,652)

		$72,295,533	$(56,628,652)

Interest Rate	Interest Rate Swaptions	$3,001,645	$—
Interest Rate	Cross-Currency Swaps	6,747,080	(3,018,647)
Interest Rate	Futures Contracts*	11,562,514	(18,392,807)
Interest Rate	Interest Rate Swaps	1,239,433	(5,130,147)

		$22,550,672	$(26,541,601)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2012, were as follows:

					Principal Amount
	Trade	Maturity	Interest	Principal	Including Accrued
Counterparty	Date	Date	Rate	Amount	Interest
Barclays Bank PLC	1/26/12	12/30/12	(0.20)%	$13,647,188	$13,647,036

At January 31, 2012, the market value of securities pledged for the benefit of the counterparty for reverse repurchase agreements was $13,237,500.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,225,625,768

Gross unrealized appreciation	$221,346,358
Gross unrealized depreciation	(228,077,937)

Net unrealized depreciation	$(6,731,579)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$2,548,257,107	$—	$2,548,257,107
Foreign Corporate Bonds & Notes	—	4,019,370	—	4,019,370
Corporate Bonds & Notes	—	692,030	—	692,030
Collateralized Mortgage Obligations	—	125,482,033	—	125,482,033
Commercial Mortgage-Backed Securities	—	32,967,917	—	32,967,917
Mortgage Pass-Throughs	—	992,450,336	—	992,450,336
U.S. Government Agency Obligations	—	422,900,760	—	422,900,760
U.S. Treasury Obligations	—	2,302,266	—	2,302,266
Precious Metals	487,074,623	—	—	487,074,623
Currency Options Purchased	—	729,315	—	729,315
Interest Rate Swaptions	—	3,001,645	—	3,001,645
Put Options Purchased	—	3,334,751	—	3,334,751
Short-Term Investments —
Foreign Government Securities	—	2,027,898,354	—	2,027,898,354
U.S. Treasury Obligations	—	629,396,884	—	629,396,884
Repurchase Agreements	—	569,112,708	—	569,112,708
Other	—	369,274,090	—	369,274,090

Total Investments	$487,074,623	$7,731,819,566	$—	$8,218,894,189

Forward Foreign Currency Exchange Contracts	$—	$71,566,218	$—	$71,566,218
Swap Contracts	—	181,646,532	—	181,646,532
Futures Contracts	23,193,915	—	—	23,193,915

Total	$510,268,538	$7,985,032,316	$—	$8,495,300,854

Liability Description

Securities Sold Short	$—	$(511,451,738)	$—	$(511,451,738)
Forward Commodity Contracts	—	(26,014,281)	—	(26,014,281)
Forward Foreign Currency Exchange Contracts	—	(56,628,652)	—	(56,628,652)
Swap Contracts	—	(17,073,573)	—	(17,073,573)
Futures Contracts	(18,763,807)	—	—	(18,763,807)

Total	$(18,763,807)	$(611,168,244)	$—	$(629,932,051)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

27

Eaton Vance
Tax-Managed Global Dividend Income Fund
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 76.9%

Security	Shares	Value
Aerospace & Defense — 1.3%
United Technologies Corp.	175,000	$13,711,250

		$13,711,250

Beverages — 1.2%
Anheuser-Busch InBev NV	200,000	$12,160,216

		$12,160,216

Building Products — 0.9%
Compagnie de Saint-Gobain	200,000	$8,932,214

		$8,932,214

Chemicals — 3.3%
Air Products and Chemicals, Inc.	218,000	$19,190,540
BASF SE	110,000	8,485,320
LyondellBasell Industries NV, Class A	150,000	6,465,000

		$34,140,860

Commercial Banks — 5.0%
Australia and New Zealand Banking Group, Ltd.	220,000	$5,003,954
PNC Financial Services Group, Inc.	310,000	18,265,200
U.S. Bancorp	588,421	16,605,241
Wells Fargo & Co.	420,000	12,268,200

		$52,142,595

Communications Equipment — 1.3%
HTC Corp.	171,500	$2,820,181
QUALCOMM, Inc.	145,000	8,528,900
Telefonaktiebolaget LM Ericsson, Class B	230,000	2,140,432

		$13,489,513

Construction & Engineering — 0.8%
Vinci SA	175,000	$8,142,086

		$8,142,086

Diversified Financial Services — 0.5%
JPMorgan Chase & Co.	150,000	$5,595,000

		$5,595,000

Diversified Telecommunication Services — 0.9%
CenturyLink, Inc.	125,000	$4,628,750
Telstra Corp., Ltd.	1,450,000	5,125,003

		$9,753,753

Electric Utilities — 3.0%
American Electric Power Co., Inc.	314,000	$12,421,840
SSE PLC	955,000	18,425,709

		$30,847,549

Energy Equipment & Services — 0.9%
Schlumberger, Ltd.	125,000	$9,396,250

		$9,396,250

Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc.	102,000	$6,258,720

		$6,258,720

1

Security	Shares	Value
Food Products — 2.0%
Nestle SA	368,000	$21,117,324

		$21,117,324

Health Care Equipment & Supplies — 1.8%
Covidien PLC	355,000	$18,282,500

		$18,282,500

Health Care Providers & Services — 1.6%
Fresenius Medical Care AG & Co. KGaA	233,000	$16,657,993

		$16,657,993

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	240,000	$7,248,000
McDonald’s Corp.	254,000	25,158,700

		$32,406,700

Household Products — 1.4%
Henkel AG & Co. KGaA, PFC Shares	228,000	$14,087,331

		$14,087,331

Industrial Conglomerates — 0.8%
Siemens AG	87,000	$8,215,950

		$8,215,950

Insurance — 2.2%
Aflac, Inc.	100,000	$4,823,000
MetLife, Inc.	185,000	6,536,050
Prudential Financial, Inc.	200,000	11,448,000

		$22,807,050

IT Services — 4.4%
Accenture PLC, Class A	300,000	$17,202,000
International Business Machines Corp.	145,000	27,927,000

		$45,129,000

Machinery — 1.0%
Deere & Co.	115,000	$9,907,250

		$9,907,250

Media — 0.8%
McGraw-Hill Cos., Inc. (The)	190,000	$8,740,000

		$8,740,000

Metals & Mining — 2.0%
BHP Billiton PLC	330,000	$11,093,556
Freeport-McMoRan Copper & Gold, Inc.	200,000	9,242,000

		$20,335,556

Multi-Utilities — 2.3%
CMS Energy Corp.	625,000	$13,643,750
National Grid PLC	1,000,000	9,957,765

		$23,601,515

Oil, Gas & Consumable Fuels — 8.7%
ConocoPhillips	240,000	$16,370,400
ENI SpA	450,000	9,970,577
Exxon Mobil Corp.	110,000	9,211,400
Occidental Petroleum Corp.	100,000	9,977,000
Repsol YPF SA	320,000	8,823,830
Royal Dutch Shell PLC, Class A	487,000	17,277,202
Total SA	340,000	18,020,590

		$89,650,999

2

Security	Shares	Value
Pharmaceuticals — 7.7%
Abbott Laboratories	147,000	$7,960,050
AstraZeneca PLC	340,000	16,375,408
Johnson & Johnson	250,000	16,477,500
Novartis AG	280,000	15,196,536
Sanofi SA	182,000	13,493,999
Teva Pharmaceutical Industries, Ltd. ADR	214,000	9,657,820

		$79,161,313

Road & Rail — 3.3%
Canadian National Railway Co.	230,000	$17,346,600
Union Pacific Corp.	150,000	17,146,500

		$34,493,100

Software — 2.9%
Microsoft Corp.	450,000	$13,288,500
Oracle Corp.	575,000	16,215,000

		$29,503,500

Specialty Retail — 3.9%
Home Depot, Inc. (The)	230,000	$10,209,700
Industria de Diseno Textil SA	70,000	6,117,043
Kingfisher PLC	1,000,000	4,037,602
TJX Companies, Inc. (The)	285,000	19,419,900

		$39,784,245

Textiles, Apparel & Luxury Goods — 0.4%
Adidas AG	55,000	$3,973,938

		$3,973,938

Tobacco — 4.0%
British American Tobacco PLC	259,000	$11,926,484
Imperial Tobacco Group PLC	511,000	18,300,092
Philip Morris International, Inc.	145,000	10,841,650

		$41,068,226

Water Utilities — 1.2%
United Utilities Group PLC	1,284,240	$12,195,417

		$12,195,417

Wireless Telecommunication Services — 1.7%
Vodafone Group PLC ADR	666,000	$18,041,940

		$18,041,940

Total Common Stocks (identified cost $659,001,787)		$793,730,853

Preferred Stocks — 17.1%

Security	Shares	Value
Capital Markets — 0.3%
Charles Schwab Corp. (The), 7.00%(1)	29,000	$2,987,557

		$2,987,557

Commercial Banks — 7.6%
Abbey National Capital Trust I, 8.963%(1)	4,182	$3,795,036
Bank of America Corp., 8.125%(1)	5,158	5,220,736
BNP Paribas, 7.195%(1)(2)	5,020	4,052,119
Countrywide Capital V, 7.00%	58,000	1,317,180
Farm Credit Bank of Texas, Series 1, 10.00%	5,123	5,934,675
First Niagara Financial Group, Inc., Series B, 8.625%(1)	131,790	3,549,105
First Republic Bank, Series A, 6.70%	67,000	1,678,350
HSBC Capital Funding LP, 10.176%(1)(2)	3,250	4,155,060

3

Security	Shares	Value
JPMorgan Chase & Co., 7.90%(1)	5,177	$5,730,408
KeyCorp, Series A, 7.75%	46,488	5,038,834
Landsbanki Islands HF, 7.431%(1)(2)(3)(4)(5)	14,750	0
Lloyds Banking Group PLC, 6.267%(1)(2)(3)	4,195	2,789,675
Lloyds Banking Group PLC, 6.657%(1)(2)(3)	6,276	4,299,060
PNC Financial Services Group, Inc., 6.75%(1)	5,200	5,576,402
Royal Bank of Scotland Group PLC, 7.648%(1)	3,020	2,433,231
Royal Bank of Scotland Group PLC, Series F, 7.65%	150,660	3,206,045
Royal Bank of Scotland Group PLC, Series H, 7.25%	89,025	1,758,244
Royal Bank of Scotland Group PLC, Series Q, 6.75%	14,575	232,034
Standard Chartered PLC, 6.409%(1)(2)	25.56	2,138,700
Standard Chartered PLC, 7.014%(1)(2)	42.03	4,073,601
US Bancorp, Series F, 6.50%(1)	231,105	5,929,299
Wells Fargo & Co., Series L, 7.50%	4,500	4,927,500
Zions Bancorporation., Series C, 9.50%	40,600	1,064,532

		$78,899,826

Consumer Finance — 0.4%
Ally Financial, Inc., Series A, 8.50%(1)	216,675	$4,541,833

		$4,541,833

Diversified Financial Services — 1.7%
Citigroup Capital XI, 6.00%	140,080	$3,279,273
PPTT, 2006-A GS, Class A, 6.063%(1)(2)	70	14,174,396

		$17,453,669

Electric Utilities — 1.8%
Entergy Louisiana, LLC, 6.95%	53,425	$5,382,569
Southern California Edison Co., Series C, 6.00%	15,000	1,484,532
Southern California Edison Co., Series D, 6.50%	52,870	5,501,784
Southern California Edison Co., Series E, 6.25%(1)	960	984,150
Virginia Electric and Power Co., 6.12%	48	4,981,764

		$18,334,799

Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25%(2)	13,250	$1,182,977

		$1,182,977

Insurance — 3.2%
Aegon NV, 6.375%	64,485	$1,393,521
American Overseas Group, Ltd., Series A, 7.50%(1)(2)	5,000	2,000,313
Arch Capital Group, Ltd., Series A, 8.00%	185,500	4,769,205
Aspen Insurance Holdings, Ltd., 7.401%(1)	48,300	1,226,820
AXA SA, 6.379%(1)(2)	4,250	3,254,017
AXA SA, 6.463%(1)(2)	1,078	812,012
Endurance Specialty Holdings, Ltd., Series B, 7.50%	167,475	4,431,388
Montpelier Re Holdings, Ltd., 8.875%	263,225	7,336,081
PartnerRe, Ltd., Series E, 7.25%	166,475	4,473,183
XLIT, Ltd., Series D, 3.687%(1)	4,500	3,037,781

		$32,734,321

Multi-Utilities — 0.1%
DTE Energy Co., 6.50%	40,700	$1,098,900

		$1,098,900

Real Estate Investment Trusts (REITs) — 1.7%
CapLease, Inc., Series A, 8.125%	225,000	$5,580,000
Cedar Shopping Centers, Inc., Series A, 8.875%	124,474	3,113,095
DDR Corp., Series H, 7.375%	68,500	1,712,500
DDR Corp., Series I, 7.50%	107,500	2,683,200
Duke Realty Corp., 6.95%	68,400	1,717,524
Sunstone Hotel Investors, Inc., Series D, 8.00%	92,700	2,249,134

		$17,055,453

4

Security	Shares	Value
Telecommunications — 0.2%
Centaur Funding Corp., 9.08%(2)	1,632	$1,868,130

		$1,868,130

Total Preferred Stocks (identified cost $193,141,214)		$176,157,465

Corporate Bonds & Notes — 4.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 1.1%
ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523% to 11/8/12, 12/29/49(2)(6)	$2,750	$2,103,750
Capital One Capital III, 7.686% to 8/15/36, 8/1/66(6)	579	586,961
Citigroup Capital III, 7.625%, 12/1/36	1,935	1,937,262
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(2)(6)	6,320	5,964,178
Mellon Capital IV, 6.244% to 6/20/12, 6/29/49(6)	1,034	842,710

		$11,434,861

Diversified Financial Services — 0.4%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(2)(6)	$3,000	$2,295,000
ZFS Finance USA Trust V, 6.50% to 5/9/17, 5/9/37, 5/9/67(2)(6)(7)	2,030	1,882,825

		$4,177,825

Electric Utilities — 0.7%
Energisa SA, 9.50%, 1/29/49(2)	$2,610	$2,699,523
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(6)	5,000	4,942,800

		$7,642,323

Insurance — 1.5%
Allstate Corp. (The), 6.125% to 5/15/17, 5/15/37, 5/15/67(6)(7)	$640	$606,016
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(6)(7)	3,865	5,388,127
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(2)(6)	2,290	1,984,487
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(2)(6)	1,157	1,025,479
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(6)	5,678	4,790,812
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/25/49(2)(6)	2,014	1,822,118

		$15,617,039

Pipelines — 1.0%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(6)	$2,975	$2,944,224
Southern Union Co., 3.447% to 2/1/12, 11/1/66(6)	7,300	6,989,750

		$9,933,974

Total Corporate Bonds & Notes (identified cost $48,365,508)		$48,806,022

Short-Term Investments — 0.9%

	Interest
Description	(000’s Omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(8)	$9,520	$9,519,917

Total Short-Term Investments (identified cost $9,519,917)		$9,519,917

Total Investments — 99.6% (identified cost $910,028,426)		$1,028,214,257

Other Assets, Less Liabilities — 0.4%		$3,947,790

Net Assets — 100.0%		$1,032,162,047

5

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

PPTT	-	Preferred Pass-Through Trust

(1)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $64,577,420 or 6.3% of the Fund’s net assets.

(3)		Non-income producing security.

(4)		Defaulted security.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Security converts to floating rate after the indicated fixed-rate coupon period.

(7)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(8)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $1,515.

Country Concentration of Portfolio

	Percentage
	of Total
Country	Investments	Value
United States	60.9%	$625,824,751
United Kingdom	12.1	124,785,558
France	5.3	54,553,067
Germany	5.0	51,420,532
Switzerland	3.7	38,135,978
Ireland	3.5	35,484,500
Bermuda	1.7	17,467,472
Spain	1.4	14,940,873
Belgium	1.2	12,160,216
Australia	1.0	10,128,957
Italy	1.0	9,970,577
Cayman Islands	0.9	9,696,723
Netherlands	0.6	6,465,000
Taiwan	0.3	2,820,181
Brazil	0.3	2,699,523
Sweden	0.2	2,140,432
Iceland	0.0	0

Long-Term Investments	99.1%	$1,018,694,340
Short-Term Investments	0.9	9,519,917

Total Investments	100.0%	$1,028,214,257

The Fund did not have any open financial instruments at January 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$920,032,093

Gross unrealized appreciation	$147,686,977
Gross unrealized depreciation	(39,504,813)

Net unrealized appreciation	$118,182,164

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

6

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$70,776,300	$14,128,583		$—	$84,904,883
Consumer Staples	17,100,370	77,591,448		—	94,691,818
Energy	44,955,050	54,092,199		—	99,047,249
Financials	75,540,691	5,003,954		—	80,544,645
Health Care	52,377,870	61,723,936		—	114,101,806
Industrials	58,111,600	25,290,250		—	83,401,850
Information Technology	83,161,400	4,960,613		—	88,122,013
Materials	34,897,540	19,578,875		—	54,476,415
Telecommunication Services	22,670,690	5,125,003		—	27,795,693
Utilities	26,065,590	40,578,891		—	66,644,481

Total Common Stocks	$485,657,101	$308,073,752	*	$—	$793,730,853

Preferred Stocks
Consumer Staples	$—	$1,182,977		$—	$1,182,977
Financials	64,487,614	89,185,045		0	153,672,659
Telecommunication Services	—	1,868,130		—	1,868,130
Utilities	1,098,900	18,334,799		—	19,433,699

Total Preferred Stocks	$65,586,514	$110,570,951		$0	$176,157,465

Corporate Bonds & Notes	$—	$48,806,022		$—	$48,806,022
Short-Term Investments	—	9,519,917		—	9,519,917

Total	$551,243,615	$476,970,642		$0	$1,028,214,257

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended January 31, 2012 to require a reconciliation of Level 3 investments. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance
Tax-Managed International Equity Fund
January 31, 2012 (Unaudited)

Eaton Vance Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2012, the value of the Fund’s investment in the Portfolio was $49,750,434 and the Fund owned 47.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.6%

Security	Shares	Value
Aerospace & Defense — 1.1%
BAE Systems PLC	236,000	$1,146,842

		$1,146,842

Air Freight & Logistics — 0.6%
PostNL NV	159,000	$641,530

		$641,530

Automobiles — 5.7%
Bayerische Motoren Werke AG	31,800	$2,728,874
Honda Motor Co., Ltd.	40,000	1,380,463
Nissan Motor Co., Ltd.	201,900	1,912,660

		$6,021,997

Beverages — 2.8%
Anheuser-Busch InBev NV ADR	20,900	$1,270,720
Fomento Economico Mexicano SA de CV ADR	24,100	1,699,532

		$2,970,252

Chemicals — 4.0%
Agrium, Inc.	23,000	$1,845,980
BASF SE	30,400	2,345,034

		$4,191,014

Commercial Banks — 8.5%
Banco Bilbao Vizcaya Argentaria SA ADR	58,800	$515,088
Bank Hapoalim B.M.	140,000	486,219
Barclays PLC	412,000	1,381,460
DBS Group Holdings, Ltd.	311,300	3,341,135
HSBC Holdings PLC	145,000	1,211,491
Industrial & Commercial Bank of China, Ltd., Class H	1,262,730	883,513
Sberbank of Russia ADR	48,300	573,385
Sberbank of Russia ADR	44,600	535,483

		$8,927,774

Diversified Financial Services — 0.9%
ORIX Corp.	10,000	$937,173

		$937,173

Diversified Telecommunication Services — 8.1%
BT Group PLC	1,284,800	$4,133,295
Koninklijke KPN NV	134,100	1,471,536
Nippon Telegraph & Telephone Corp.	42,500	2,132,023
Vivendi SA	40,000	839,177

		$8,576,031

Electric Utilities — 1.9%
Enel SpA	172,200	$705,294
Power Assets Holdings, Ltd.	179,500	1,292,792

		$1,998,086

Electronic Equipment, Instruments & Components — 3.4%
FUJIFILM Holdings Corp.	44,600	$1,059,721
Hitachi, Ltd. ADR	45,400	2,516,522

		$3,576,243

1

Security	Shares	Value
Food Products — 6.2%
Nestle SA	67,000	$3,844,730
Nutreco NV	8,200	581,950
Unilever PLC ADR	64,100	2,076,199

		$6,502,879

Hotels, Restaurants & Leisure — 1.4%
Carnival PLC	18,500	$553,338
InterContinental Hotels Group PLC	45,100	919,693

		$1,473,031

Household Products — 1.7%
Henkel AG & Co. KGaA	34,100	$1,775,065

		$1,775,065

Industrial Conglomerates — 5.7%
Keppel Corp., Ltd.	548,990	$4,724,858
Siemens AG ADR	13,400	1,263,486

		$5,988,344

Insurance — 2.9%
Allianz SE	8,900	$981,114
Hannover Rueckversicherung AG	18,300	974,917
Zurich Financial Services AG	4,800	1,155,213

		$3,111,244

Machinery — 2.0%
Atlas Copco AB, Class B	42,000	$890,095
Volvo AB	90,700	1,177,389

		$2,067,484

Media — 0.6%
ProSiebenSat.1 Media AG, PFC Shares	27,900	$657,103

		$657,103

Metals & Mining — 3.4%
Anglo American PLC ADR	68,400	$1,415,196
BHP Billiton PLC ADR	18,500	1,245,605
Vale SA ADR, PFC Shares	38,920	942,253

		$3,603,054

Multi-Utilities — 1.0%
National Grid PLC	102,000	$1,015,692

		$1,015,692

Office Electronics — 1.3%
Canon, Inc.	32,700	$1,403,658

		$1,403,658

Oil, Gas & Consumable Fuels — 8.4%
Afren PLC(1)	260,000	$494,852
LUKOIL OAO ADR	31,000	1,820,933
Petroleo Brasileiro SA ADR	36,200	1,011,066
Repsol YPF SA	36,800	1,014,740
Royal Dutch Shell PLC ADR	31,100	2,219,296
Total SA	42,400	2,247,274

		$8,808,161

Pharmaceuticals — 10.6%
AstraZeneca PLC ADR	40,100	$1,930,815
Novartis AG	61,000	3,310,674
Novo Nordisk A/S, Class B	9,500	1,128,871
Roche Holding AG ADR	26,730	1,144,044
Sanofi SA	41,697	3,091,534
Shire PLC ADR	6,000	597,120

		$11,203,058

2

Security	Shares	Value
Real Estate Investment Trusts — 0.5%
Starhill Global REIT	1,100,000	$529,049

		$529,049

Real Estate Management & Development — 0.6%
Raven Russia, Ltd.	723,658	$610,738

		$610,738

Tobacco — 5.2%
British American Tobacco PLC	120,100	$5,530,389

		$5,530,389

Trading Companies & Distributors — 2.2%
Mitsui & Co., Ltd.	138,000	$2,345,916

		$2,345,916

Transportation Infrastructure — 0.4%
Anhui Expressway Co., Ltd., Class H	645,000	$388,200

		$388,200

Wireless Telecommunication Services — 3.5%
Globe Telecom, Inc.	33,500	$909,033
Vodafone Group PLC ADR	103,600	2,806,524

		$3,715,557

Total Common Stocks (identified cost $96,017,913)		$99,715,564

Short-Term Investments — 4.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(2)	$4,678	$4,678,478

Total Short-Term Investments (identified cost $4,678,478)		$4,678,478

Total Investments — 99.0% (identified cost $100,696,391)		$104,394,042

Other Assets, Less Liabilities — 1.0%		$1,002,010

Net Assets — 100.0%		$105,396,052

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $1,083.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	27.2%	$28,677,807
Japan	13.0	13,688,136
Germany	10.2	10,725,593
Switzerland	9.0	9,454,661
Singapore	8.1	8,595,042
France	5.9	6,177,985
United States	4.4	4,678,478
Russia	3.3	3,540,539
Netherlands	2.5	2,695,016
Sweden	2.0	2,067,484
Brazil	1.9	1,953,319
Canada	1.7	1,845,980
Mexico	1.6	1,699,532
Spain	1.5	1,529,828
Hong Kong	1.2	1,292,792
China	1.2	1,271,713
Belgium	1.2	1,270,720
Denmark	1.1	1,128,871
Philippines	0.9	909,033
Italy	0.7	705,294
Israel	0.4	486,219

Total Investments	99.0%	$104,394,042

The Portfolio did not have any financial instruments outstanding at January 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$100,919,990

Gross unrealized appreciation	$8,299,016
Gross unrealized depreciation	(4,824,964)

Net unrealized appreciation	$3,474,052

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$8,152,131		$—	$8,152,131
Consumer Staples	5,046,451	11,732,134		—	16,778,585
Energy	3,230,362	5,577,799		—	8,808,161
Financials	515,088	13,600,890		—	14,115,978
Health Care	3,671,979	7,531,079		—	11,203,058
Industrials	1,263,486	11,314,830		—	12,578,316
Information Technology	2,516,522	2,463,379		—	4,979,901
Materials	5,449,034	2,345,034		—	7,794,068
Telecommunication Services	2,806,524	9,485,064		—	12,291,588
Utilities	—	3,013,778		—	3,013,778

Total Common Stocks	$24,499,446	$75,216,118	*	$—	$99,715,564

Short-Term Investments	—	4,678,478		—	4,678,478

Total Investments	$24,499,446	$79,894,596		$—	$104,394,042

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
January 31, 2012 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2012, the value of the Fund’s investment in the Portfolio was $58,339,473 and the Fund owned 56.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%(1)

Security	Shares	Value
Aerospace & Defense — 1.4%
Precision Castparts Corp.	8,900	$1,456,752

		$1,456,752

Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc.	23,100	$1,031,415

		$1,031,415

Auto Components — 0.3%
BorgWarner, Inc.(2)	4,100	$305,983

		$305,983

Beverages — 1.6%
Anheuser-Busch InBev NV ADR	14,900	$905,920
Beam, Inc.	14,800	774,188

		$1,680,108

Biotechnology — 0.8%
Celgene Corp.(2)	11,400	$828,780

		$828,780

Capital Markets — 1.2%
Lazard, Ltd., Class A	18,900	$542,808
T. Rowe Price Group, Inc.	12,100	699,864

		$1,242,672

Chemicals — 4.5%
Celanese Corp., Class A	30,400	$1,480,784
Monsanto Co.	26,300	2,157,915
Praxair, Inc.	9,600	1,019,520

		$4,658,219

Commercial Banks — 0.3%
Toronto-Dominion Bank (The)	4,000	$308,480

		$308,480

Commercial Services & Supplies — 1.4%
Waste Connections, Inc.	45,150	$1,458,797

		$1,458,797

Communications Equipment — 1.4%
QUALCOMM, Inc.	16,200	$952,884
Riverbed Technology, Inc.(2)	19,100	457,254
Sycamore Networks, Inc.(2)	800	15,536

		$1,425,674

Computers & Peripherals — 10.0%
Apple, Inc.(2)	14,300	$6,527,664
Dell, Inc.(2)	79,100	1,362,893
EMC Corp.(2)	71,300	1,836,688
Quantum Corp.(2)	230,500	580,860

		$10,308,105

Consumer Finance — 1.2%
American Express Co.	23,800	$1,193,332

		$1,193,332

1

Security	Shares	Value
Diversified Financial Services — 1.1%
Citigroup, Inc.	12,500	$384,000
Moody’s Corp.	19,600	729,708

		$1,113,708

Energy Equipment & Services — 5.8%
CARBO Ceramics, Inc.	4,400	$427,900
Ensco PLC ADR	30,500	1,605,520
Halliburton Co.	24,400	897,432
Hornbeck Offshore Services, Inc.(2)	23,700	774,753
Rowan Cos., Inc.(2)	35,000	1,190,350
Superior Energy Services, Inc.(2)	36,100	1,029,211

		$5,925,166

Food Products — 1.1%
Mead Johnson Nutrition Co.	15,700	$1,163,213

		$1,163,213

Health Care Equipment & Supplies — 0.7%
Analogic Corp.	13,000	$737,490

		$737,490

Health Care Providers & Services — 6.2%
Catalyst Health Solutions, Inc.(2)	19,300	$1,056,868
Centene Corp.(2)	28,200	1,274,640
DaVita, Inc.(2)	17,200	1,407,132
MEDNAX, Inc.(2)	23,100	1,645,182
Team Health Holdings, Inc.(2)	46,400	955,840

		$6,339,662

Health Care Technology — 1.5%
Allscripts Healthcare Solutions, Inc.(2)	78,900	$1,508,568

		$1,508,568

Hotels, Restaurants & Leisure — 5.5%
Panera Bread Co., Class A(2)	8,200	$1,215,650
Starbucks Corp.	23,000	1,102,390
Starwood Hotels & Resorts Worldwide, Inc.	17,300	938,352
Yum! Brands, Inc.	38,200	2,419,206

		$5,675,598

Household Products — 1.7%
Church & Dwight Co., Inc.	16,800	$762,216
Colgate-Palmolive Co.	10,500	952,560

		$1,714,776

Industrial Conglomerates — 0.9%
Danaher Corp.	17,000	$892,670

		$892,670

Insurance — 0.6%
Aflac, Inc.	12,300	$593,229

		$593,229

Internet & Catalog Retail — 3.1%
Amazon.com, Inc.(2)	5,800	$1,127,752
priceline.com, Inc.(2)	3,100	1,641,388
Shutterfly, Inc.(2)	19,800	469,656

		$3,238,796

Internet Software & Services — 6.6%
eBay, Inc.(2)	33,700	$1,064,920
Google, Inc., Class A(2)	5,200	3,016,572

2

Security	Shares	Value
Rackspace Hosting, Inc.(2)	36,800	$1,597,488
VeriSign, Inc.	30,900	1,145,154

		$6,824,134

IT Services — 2.9%
Accenture PLC, Class A	25,900	$1,485,106
Visa, Inc., Class A	15,300	1,539,792

		$3,024,898

Life Sciences Tools & Services — 0.9%
Bruker Corp.(2)	64,800	$920,160

		$920,160

Machinery — 4.7%
Cummins, Inc.	15,500	$1,612,000
Kennametal, Inc.	23,300	1,004,463
Pall Corp.	13,900	829,552
Timken Co. (The)	29,200	1,425,836

		$4,871,851

Metals & Mining — 1.3%
Cliffs Natural Resources, Inc.	10,600	$765,850
Freeport-McMoRan Copper & Gold, Inc.	12,100	559,141

		$1,324,991

Multiline Retail — 0.8%
Dollar General Corp.(2)	18,200	$775,502

		$775,502

Oil, Gas & Consumable Fuels — 3.2%
Anadarko Petroleum Corp.	16,900	$1,364,168
EOG Resources, Inc.	5,100	541,314
SM Energy Co.	18,900	1,371,762

		$3,277,244

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	20,000	$1,158,600

		$1,158,600

Pharmaceuticals — 2.4%
Allergan, Inc.	20,400	$1,793,364
Warner Chilcott PLC, Class A(2)	41,100	693,357

		$2,486,721

Professional Services — 0.8%
Odyssey Marine Exploration, Inc.(2)	236,900	$812,567

		$812,567

Real Estate Investment Trusts (REITs) — 1.0%
AvalonBay Communities, Inc.	7,900	$1,074,479

		$1,074,479

Road & Rail — 2.1%
J.B. Hunt Transport Services, Inc.	29,300	$1,496,351
Kansas City Southern(2)	10,032	688,596

		$2,184,947

Semiconductors & Semiconductor Equipment — 3.9%
Cirrus Logic, Inc.(2)	70,300	$1,436,229
Cypress Semiconductor Corp.(2)	31,700	545,082
Intel Corp.	38,900	1,027,738
NetLogic Microsystems, Inc.(2)	19,800	986,040

		$3,995,089

3

Security	Shares	Value
Software — 4.6%
Ariba, Inc.(2)	29,800	$813,540
Intuit, Inc.	19,800	1,117,512
Microsoft Corp.	44,000	1,299,320
Synchronoss Technologies, Inc.(2)	26,500	885,630
VMware, Inc., Class A(2)	7,000	638,890

		$4,754,892

Specialty Retail — 4.5%
Home Depot, Inc. (The)	20,000	$887,800
Ross Stores, Inc.	31,900	1,621,158
Signet Jewelers, Ltd.	19,000	866,020
Tractor Supply Co.	15,300	1,235,781

		$4,610,759

Textiles, Apparel & Luxury Goods — 2.3%
Fossil, Inc.(2)	3,500	$332,675
NIKE, Inc., Class B	12,300	1,279,077
Warnaco Group, Inc. (The)(2)	12,400	722,300

		$2,334,052

Tobacco — 0.7%
Philip Morris International, Inc.	10,000	$747,700

		$747,700

Trading Companies & Distributors — 1.8%
W.W. Grainger, Inc.	9,800	$1,869,252

		$1,869,252

Total Common Stocks (identified cost $87,603,498)		$101,849,031

Short-Term Investments — 1.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(3)	$1,597	$1,597,092

Total Short-Term Investments (identified cost $1,597,092)		$1,597,092

Total Investments — 100.5% (identified cost $89,200,590)		$103,446,123

Covered Call Options Written — (0.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Amazon.com, Inc.	5	$210.00	2/18/12	$(2,525)
Centene Corp.	93	50.00	2/18/12	(1,395)
Citigroup, Inc.	16	32.00	2/18/12	(784)
Cummins, Inc.	17	110.00	2/18/12	(1,997)
Cypress Semiconductor Corp.	105	21.00	2/18/12	(525)
EMC Corp.	356	24.00	2/18/12	(65,326)
Intel Corp.	77	27.00	2/18/12	(1,270)
Kansas City Southern	22	75.00	2/18/12	(110)
Monsanto Co.	65	85.00	2/18/12	(4,290)
Praxair, Inc.	9	115.00	2/18/12	(68)
Precision Castparts Corp.	11	185.00	2/18/12	(83)
priceline.com, Inc.	3	550.00	2/18/12	(1,530)
Rackspace Hosting, Inc.	92	47.00	2/18/12	(5,980)
Riverbed Technology, Inc.	127	34.00	2/18/12	(191)

4

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Rowan Cos., Inc.	35	$38.00	2/18/12	$(350)
SM Energy Co.	47	85.00	2/18/12	(470)
Starbucks Corp.	29	49.00	2/18/12	(1,305)

Total Covered Call Options Written (premiums received $63,064)				$(88,199)

Other Assets, Less Liabilities — (0.4)%				$(408,788)

Net Assets — 100.0%				$102,949,136

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of each applicable common stock for which a written call option is outstanding at January 31, 2012 has been pledged as collateral for such written option.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $417.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$89,401,074

Gross unrealized appreciation	$15,221,984
Gross unrealized depreciation	(1,176,935)

Net unrealized appreciation	$14,045,049

Written call options activity for the fiscal year to date ended January 31, 2012 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	1,640	$138,382
Options written	3,158	236,209
Options exercised	(1,140)	(115,487)
Options expired	(2,549)	(196,040)

Outstanding, end of period	1,109	$63,064

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At January 31, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $88,199.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

5

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$101,849,031 *	$—	$—	$101,849,031
Short-Term Investments	—	1,597,092	—	1,597,092

Total Investments	$101,849,031	$1,597,092	$—	$103,446,123

Liability Description

Covered Call Options Written	$(88,199)	$—	$—	$(88,199)

Total	$(88,199)	$—	$—	$(88,199)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Tax-Managed Small-Cap Fund January 31, 2012 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2012, the value of the Fund’s investment in the Portfolio was $126,075,156 and the Fund owned 75.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 1.6%
Aerovironment, Inc.(1)	96,960	$2,702,275

		$2,702,275

Building Products — 2.0%
Armstrong World Industries, Inc.(1)	37,180	$1,736,306
Trex Co., Inc.(1)	62,830	1,559,441

		$3,295,747

Capital Markets — 3.0%
Lazard, Ltd., Class A	102,980	$2,957,586
Walter Investment Management Corp.	108,991	2,040,311

		$4,997,897

Chemicals — 1.9%
LSB Industries, Inc.(1)	91,740	$3,215,487

		$3,215,487

Commercial Banks — 2.0%
Signature Bank(1)	27,090	$1,575,284
Texas Capital Bancshares, Inc.(1)	55,470	1,759,508

		$3,334,792

Commercial Services & Supplies — 2.5%
Team, Inc.(1)	143,894	$4,200,266

		$4,200,266

Communications Equipment — 1.6%
Sycamore Networks, Inc.(1)	132,980	$2,582,472

		$2,582,472

Computers & Peripherals — 1.8%
Quantum Corp.(1)	1,164,710	$2,935,069

		$2,935,069

Construction & Engineering — 1.8%
MYR Group, Inc.(1)	146,770	$2,932,465

		$2,932,465

Distributors — 2.5%
LKQ Corp.(1)	129,530	$4,222,678

		$4,222,678

Diversified Consumer Services — 1.1%
American Public Education, Inc.(1)	44,910	$1,805,382

		$1,805,382

Electronic Equipment, Instruments & Components — 4.5%
Elster Group SE ADR(1)	159,650	$2,160,065
FEI Co.(1)	56,100	2,471,766
National Instruments Corp.	107,185	2,884,348

		$7,516,179

Energy Equipment & Services — 5.8%
CARBO Ceramics, Inc.	9,700	$943,325
Dresser-Rand Group, Inc.(1)	24,120	1,235,668
Hornbeck Offshore Services, Inc.(1)	70,560	2,306,606
Poseidon Concepts Corp.	164,300	2,426,731

1

Security	Shares	Value
Superior Energy Services, Inc.(1)	98,690	$2,813,652

		$9,725,982

Food Products — 1.8%
Corn Products International, Inc.	52,720	$2,925,433

		$2,925,433

Gas Utilities — 1.8%
New Jersey Resources Corp.	61,520	$2,935,734

		$2,935,734

Health Care Equipment & Supplies — 3.9%
Analogic Corp.	60,000	$3,403,800
Orthofix International NV(1)	77,590	3,115,238

		$6,519,038

Health Care Providers & Services — 6.2%
Catalyst Health Solutions, Inc.(1)	46,974	$2,572,296
ExamWorks Group, Inc.(1)	185,030	2,042,731
MEDNAX, Inc.(1)	49,590	3,531,800
Team Health Holdings, Inc.(1)	108,690	2,239,014

		$10,385,841

Household Products — 2.3%
Church & Dwight Co., Inc.	84,640	$3,840,117

		$3,840,117

Insurance — 5.0%
Allied World Assurance Co. Holdings, Ltd.	52,890	$3,254,322
Hanover Insurance Group, Inc. (The)	70,660	2,569,197
HCC Insurance Holdings, Inc.	90,370	2,508,671

		$8,332,190

IT Services — 1.5%
Euronet Worldwide, Inc.(1)	133,420	$2,449,591

		$2,449,591

Life Sciences Tools & Services — 1.7%
Bruker Corp.(1)	199,220	$2,828,924

		$2,828,924

Machinery — 6.9%
Astec Industries, Inc.(1)	74,466	$2,518,440
Colfax Corp.(1)	62,940	1,910,858
RBC Bearings, Inc.(1)	85,666	3,878,957
Valmont Industries, Inc.	30,520	3,201,853

		$11,510,108

Marine — 2.1%
Kirby Corp.(1)	51,580	$3,443,997

		$3,443,997

Media — 1.7%
John Wiley & Sons, Inc., Class A	62,550	$2,839,144

		$2,839,144

Metals & Mining — 3.3%
Compass Minerals International, Inc.	35,720	$2,610,060
Molycorp, Inc.(1)	69,600	2,156,208
U.S. Silica Holdings, Inc.(1)	46,010	782,170

		$5,548,438

2

Security	Shares	Value
Multiline Retail — 3.8%
Big Lots, Inc.(1)	71,190	$2,811,293
Fred’s, Inc.	240,270	3,543,983

		$6,355,276

Oil, Gas & Consumable Fuels — 4.2%
Goodrich Petroleum Corp.(1)	130,620	$2,254,501
Kodiak Oil & Gas Corp.(1)	301,200	2,731,884
SM Energy Co.	28,380	2,059,821

		$7,046,206

Professional Services — 1.7%
FTI Consulting, Inc.(1)	65,780	$2,816,700

		$2,816,700

Real Estate Investment Trusts (REITs) — 4.3%
American Campus Communities, Inc.	59,540	$2,548,312
Mid-America Apartment Communities, Inc.	26,340	1,683,653
PS Business Parks, Inc.	48,311	3,002,045

		$7,234,010

Real Estate Management & Development — 2.0%
Forestar Real Estate Group, Inc.(1)	213,381	$3,397,026

		$3,397,026

Semiconductors & Semiconductor Equipment — 4.1%
Cirrus Logic, Inc.(1)	194,690	$3,977,517
Cypress Semiconductor Corp.(1)	161,490	2,776,820

		$6,754,337

Software — 4.2%
Mentor Graphics Corp.(1)	266,980	$3,703,012
Parametric Technology Corp.(1)	133,340	3,356,168

		$7,059,180

Specialty Retail — 3.7%
GNC Holdings, Inc., Class A(1)	114,540	$3,150,995
Monro Muffler Brake, Inc.	72,240	3,029,746

		$6,180,741

Total Common Stocks (identified cost $146,294,816)		$163,868,722

Special Warrants — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants (identified cost $480,000)		$0

3

Short-Term Investments — 0.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(4)	$756	$755,958

Total Short-Term Investments (identified cost $755,958)		$755,958

Total Investments — 98.8% (identified cost $147,530,774)		$164,624,680

Other Assets, Less Liabilities — 1.2%		$2,081,059

Net Assets — 100.0%		$166,705,739

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Restricted security.

(3)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $1,174.

The Portfolio did not have any open financial instruments at January 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$147,598,078

Gross unrealized appreciation	$22,625,496
Gross unrealized depreciation	(5,598,894)

Net unrealized appreciation	$17,026,602

Restricted Securities

At January 31, 2012, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

Total Special Warrants			$480,000	$0

Total Restricted Securities				$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3		Total

Common Stocks	$163,868,722	*	$—	$—		$163,868,722
Special Warrants	—		—	0	*	0
Short-Term Investments	—		755,958	—		755,958

Total Investments	$163,868,722		$755,958	$0		$164,624,680

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended January 31, 2012 to require a reconciliation of Level 3 investments. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Tax-Managed Small-Cap Value Fund
January 31, 2012 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2012, the value of the Fund’s investment in the Portfolio was $38,136,128 and the Fund owned 51.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Aerospace & Defense — 0.6%
AAR Corp.	19,400	$411,086

		$411,086

Building Products — 2.8%
A.O. Smith Corp.	49,850	$2,117,628

		$2,117,628

Chemicals — 3.2%
Calgon Carbon Corp.(1)	17,200	$281,048
Innophos Holdings, Inc.	16,000	798,720
RPM International, Inc.	52,600	1,316,578

		$2,396,346

Commercial Banks — 11.4%
First Midwest Bancorp, Inc.	39,200	$426,496
First Niagara Financial Group, Inc.	63,900	611,523
MB Financial, Inc.	65,800	1,194,270
National Penn Bancshares, Inc.	233,100	2,025,639
Prosperity Bancshares, Inc.	39,200	1,627,192
Trustmark Corp.	32,000	754,240
Umpqua Holdings Corp.	154,900	1,885,133

		$8,524,493

Commercial Services & Supplies — 1.4%
Brink’s Co. (The)	38,200	$1,076,858

		$1,076,858

Communications Equipment — 3.0%
NETGEAR, Inc.(1)	56,800	$2,261,776

		$2,261,776

Construction & Engineering — 2.6%
Chicago Bridge & Iron Co. NV-NY Shares	28,300	$1,205,014
Emcor Group, Inc.	14,500	418,035
MasTec, Inc.(1)	20,800	338,832

		$1,961,881

Containers & Packaging — 2.7%
AptarGroup, Inc.	38,200	$2,002,444

		$2,002,444

Electric Utilities — 9.1%
Cleco Corp.	70,000	$2,783,200
Portland General Electric Co.	80,100	1,997,694
Westar Energy, Inc.	70,000	1,990,800

		$6,771,694

Energy Equipment & Services — 5.9%
Bristow Group, Inc.	34,700	$1,702,382
Hornbeck Offshore Services, Inc.(1)	45,500	1,487,395
Oil States International, Inc.(1)	15,000	1,195,350

		$4,385,127

1

Security	Shares	Value
Food Products — 4.7%
J & J Snack Foods Corp.	15,000	$765,450
Lancaster Colony Corp.	28,200	1,959,618
TreeHouse Foods, Inc.(1)	14,300	808,522

		$3,533,590

Health Care Equipment & Supplies — 3.2%
Teleflex, Inc.	17,400	$1,064,706
West Pharmaceutical Services, Inc.	33,600	1,360,128

		$2,424,834

Health Care Providers & Services — 4.6%
Magellan Health Services, Inc.(1)	35,800	$1,747,756
Owens & Minor, Inc.	56,550	1,719,686

		$3,467,442

Insurance — 6.5%
Argo Group International Holdings, Ltd.	40,700	$1,172,567
Aspen Insurance Holdings, Ltd.	47,800	1,269,568
ProAssurance Corp.	9,700	791,811
Protective Life Corp.	34,900	872,849
Tower Group, Inc.	34,100	736,219

		$4,843,014

IT Services — 2.4%
MAXIMUS, Inc.	40,200	$1,810,206

		$1,810,206

Machinery — 5.9%
Barnes Group, Inc.	78,300	$1,980,207
Crane Co.	29,000	1,392,000
Wabtec Corp.	15,500	1,066,245

		$4,438,452

Media — 1.1%
Madison Square Garden Co. (The)(1)	29,000	$832,010

		$832,010

Oil, Gas & Consumable Fuels — 2.0%
Gulfport Energy Corp.(1)	45,900	$1,508,733

		$1,508,733

Professional Services — 2.4%
Towers Watson & Co., Class A	30,000	$1,794,000

		$1,794,000

Road & Rail — 7.9%
Genesee & Wyoming, Inc., Class A(1)	41,000	$2,546,100
Old Dominion Freight Line, Inc.(1)	79,100	3,371,242

		$5,917,342

Software — 2.4%
JDA Software Group, Inc.(1)	59,600	$1,756,412

		$1,756,412

Specialty Retail — 6.6%
Aeropostale, Inc.(1)	48,400	$792,308
Buckle, Inc. (The)	13,500	589,005
Children’s Place Retail Stores, Inc. (The)(1)	31,400	1,566,546
Dick’s Sporting Goods, Inc.	20,100	828,321
Finish Line, Inc., Class A (The)	52,800	1,116,720

		$4,892,900

2

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 4.5%
Carter’s, Inc.(1)	42,900	$1,798,368
Hanesbrands, Inc.(1)	46,200	1,136,520
Iconix Brand Group, Inc.(1)	21,800	401,338

		$3,336,226

Thrifts & Mortgage Finance — 0.9%
Washington Federal, Inc.	40,700	$641,432

		$641,432

Total Common Stocks (identified cost $52,156,635)		$73,105,926

Short-Term Investments — 2.3%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/12	$1,689	$1,688,724

Total Short-Term Investments (identified cost $1,688,724)		$1,688,724

Total Investments — 100.1% (identified cost $53,845,359)		$74,794,650

Other Assets, Less Liabilities — (0.1)%		$(45,891)

Net Assets — 100.0%		$74,748,759

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,913,269

Gross unrealized appreciation	$20,917,290
Gross unrealized depreciation	(35,909)

Net unrealized appreciation	$20,881,381

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$73,105,926	$—	$—	$73,105,926
Short-Term Investments	—	1,688,724	—	1,688,724

Total Investments	$73,105,926	$1,688,724	$—	$74,794,650

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Tax-Managed Value Fund
January 31, 2012 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2012, the value of the Fund’s investment in the Portfolio was $1,343,109,945 and the Fund owned 92.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co. (The)	150,000	$11,127,000
General Dynamics Corp.	115,900	8,015,644
Honeywell International, Inc.	150,000	8,706,000
United Technologies Corp.	330,000	25,855,500

		$53,704,144

Auto Components — 0.6%
Johnson Controls, Inc.	265,092	$8,421,973

		$8,421,973

Beverages — 0.8%
PepsiCo, Inc.	173,000	$11,360,910

		$11,360,910

Biotechnology — 1.6%
Amgen, Inc.	350,000	$23,768,500

		$23,768,500

Capital Markets — 2.8%
Ameriprise Financial, Inc.	200,000	$10,710,000
Goldman Sachs Group, Inc. (The)	125,000	13,933,750
State Street Corp.	390,000	15,280,200

		$39,923,950

Chemicals — 0.5%
Air Products and Chemicals, Inc.	80,000	$7,042,400

		$7,042,400

Commercial Banks — 7.1%
Fifth Third Bancorp	1,150,000	$14,961,500
KeyCorp	1,380,400	10,725,708
PNC Financial Services Group, Inc.	457,000	26,926,440
U.S. Bancorp	450,000	12,699,000
Wells Fargo & Co.	1,300,000	37,973,000

		$103,285,648

Computers & Peripherals — 3.2%
Apple, Inc.(1)	85,000	$38,800,800
Hewlett-Packard Co.	260,000	7,274,800

		$46,075,600

Consumer Finance — 1.9%
American Express Co.	550,000	$27,577,000

		$27,577,000

Diversified Financial Services — 3.9%
Citigroup, Inc.	525,000	$16,128,000
JPMorgan Chase & Co.	1,074,800	40,090,040

		$56,218,040

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	1,065,000	$31,321,650
CenturyLink, Inc.(2)	350,000	12,960,500

		$44,282,150

1

Security	Shares	Value
Electric Utilities — 2.9%
American Electric Power Co., Inc.	600,000	$23,736,000
PPL Corp.	680,000	18,897,200

		$42,633,200

Energy Equipment & Services — 1.1%
Halliburton Co.	200,000	$7,356,000
Schlumberger, Ltd.	110,000	8,268,700

		$15,624,700

Food & Staples Retailing — 2.4%
CVS Caremark Corp.	650,000	$27,137,500
Wal-Mart Stores, Inc.	125,000	7,670,000

		$34,807,500

Food Products — 2.9%
Kraft Foods, Inc., Class A	425,000	$16,277,500
Nestle SA	200,000	11,476,807
Unilever NV-NY Shares	450,000	15,007,500

		$42,761,807

Health Care Equipment & Supplies — 1.2%
Covidien PLC	350,000	$18,025,000

		$18,025,000

Health Care Providers & Services — 3.3%
Humana, Inc.	130,000	$11,572,600
UnitedHealth Group, Inc.	700,000	36,253,000

		$47,825,600

Hotels, Restaurants & Leisure — 0.5%
Carnival Corp.	239,960	$7,246,792

		$7,246,792

Industrial Conglomerates — 2.9%
General Electric Co.	1,840,000	$34,426,400
Tyco International, Ltd.	150,000	7,642,500

		$42,068,900

Insurance — 5.0%
ACE, Ltd.	200,000	$13,920,000
AON Corp.	175,000	8,475,250
MetLife, Inc.	425,000	15,015,250
Prudential Financial, Inc.	260,000	14,882,400
Travelers Companies, Inc. (The)	150,000	8,745,000
XL Group PLC	583,500	11,827,545

		$72,865,445

IT Services — 2.2%
Accenture PLC, Class A	135,000	$7,740,900
International Business Machines Corp.	128,000	24,652,800

		$32,393,700

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.(1)	200,000	$10,580,000

		$10,580,000

Machinery — 0.6%
Deere & Co.	100,000	$8,615,000

		$8,615,000

Media — 3.5%
Comcast Corp., Class A	510,000	$13,560,900
Time Warner, Inc.	355,000	13,156,300

2

Security	Shares	Value
Walt Disney Co. (The)	635,000	$24,701,500

		$51,418,700

Metals & Mining — 2.7%
BHP Billiton, Ltd. ADR(2)	225,000	$17,874,000
Freeport-McMoRan Copper & Gold, Inc.	450,000	20,794,500

		$38,668,500

Multi-Utilities — 3.8%
PG&E Corp.	400,000	$16,264,000
Public Service Enterprise Group, Inc.	597,500	18,128,150
Sempra Energy	375,000	21,337,500

		$55,729,650

Multiline Retail — 1.5%
Macy’s, Inc.	400,000	$13,476,000
Target Corp.	150,000	7,621,500

		$21,097,500

Oil, Gas & Consumable Fuels — 11.3%
Anadarko Petroleum Corp.	150,000	$12,108,000
Apache Corp.	81,000	8,009,280
Chevron Corp.	325,000	33,501,000
ConocoPhillips	300,000	20,463,000
Exxon Mobil Corp.	373,000	31,235,020
Hess Corp.	200,000	11,260,000
Occidental Petroleum Corp.	400,000	39,908,000
Peabody Energy Corp.	225,000	7,670,250

		$164,154,550

Pharmaceuticals — 7.3%
Johnson & Johnson	625,000	$41,193,750
Merck & Co., Inc.	605,000	23,147,300
Pfizer, Inc.	1,950,000	41,730,000

		$106,071,050

Real Estate Investment Trusts (REITs) — 3.5%
AvalonBay Communities, Inc.	117,400	$15,967,574
Boston Properties, Inc.	170,000	17,688,500
Simon Property Group, Inc.	130,000	17,661,800

		$51,317,874

Road & Rail — 2.2%
Union Pacific Corp.	275,000	$31,435,250

		$31,435,250

Software — 3.7%
Microsoft Corp.	960,000	$28,348,800
Oracle Corp.	900,000	25,380,000

		$53,728,800

Specialty Retail — 2.1%
TJX Companies, Inc. (The)	450,000	$30,663,000

		$30,663,000

Tobacco — 1.0%
Philip Morris International, Inc.	200,000	$14,954,000

		$14,954,000

3

Security	Shares	Value
Wireless Telecommunication Services — 1.1%
Vodafone Group PLC ADR(2)	600,000	$16,254,000

		$16,254,000

Total Common Stocks (identified cost $1,017,222,566)		$1,432,600,833

Short-Term Investments — 2.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.06%(3)(4)	$19,370	$19,370,492
Eaton Vance Cash Reserves Fund, LLC, 0.07%(4)	13,828	13,828,097

Total Short-Term Investments (identified cost $33,198,589)		$33,198,589

Total Investments — 100.9% (identified cost $1,050,421,155)		$1,465,799,422

Other Assets, Less Liabilities — (0.9)%		$(13,454,730)

Net Assets — 100.0%		$1,452,344,692

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at January 31, 2012.

(3)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at January 31, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of January 31, 2012, the Portfolio loaned securities having a market value of $18,942,971 and received $19,370,492 of cash collateral for the loans.

(4)		Affiliated investment company available to Eaton Vance portfolios an2d funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 were $22,018 and $3,120, respectively.

The Portfolio did not have any open financial instruments at January 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,055,003,333

Gross unrealized appreciation	$411,336,095
Gross unrealized depreciation	(540,006)

Net unrealized appreciation	$410,796,089

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$118,847,965	$—		$—	$118,847,965
Consumer Staples	92,407,410	11,476,807		—	103,884,217
Energy	179,779,250	—		—	179,779,250
Financials	351,187,957	—		—	351,187,957
Health Care	206,270,150	—		—	206,270,150
Industrials	135,823,294	—		—	135,823,294
Information Technology	132,198,100	—		—	132,198,100
Materials	45,710,900	—		—	45,710,900
Telecommunication Services	60,536,150	—		—	60,536,150
Utilities	98,362,850	—		—	98,362,850

Total Common Stocks	$1,421,124,026	$11,476,807	*	$—	$1,432,600,833

Short-Term Investments	$—	$33,198,589		$—	$33,198,589

Total Investments	$1,421,124,026	$44,675,396		$—	$1,465,799,422

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Global Macro Absolute Return Advantage Fund
January 31, 2012 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2012, the value of the Fund’s investment in the Portfolio was $799,064,330 and the Fund owned 76.8% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio
January 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 48.1%

	Principal
Security	Amount		Value
Chile — 4.4%
Government of Chile, 3.00%, 1/1/15(1)	CLP	3,809,421,200	$7,997,382
Government of Chile, 6.00%, 1/1/18	CLP	12,520,000,000	27,071,393
Government of Chile, 6.00%, 3/1/18	CLP	4,975,000,000	10,771,442

Total Chile			$45,840,217

Georgia — 0.7%
Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	3,100,000	$3,127,283
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	2,030,000	1,223,566
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	1,300,000	840,629
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	3,100,000	1,929,214

Total Georgia			$7,120,692

Germany — 3.7%
Bundesrepublik Deutschland, 4.00%, 1/4/37	EUR	23,400,000	$39,072,399

Total Germany			$39,072,399

Hungary — 4.7%
Republic of Hungary, 3.50%, 7/18/16	EUR	11,574,000	$12,489,977
Republic of Hungary, 4.375%, 7/4/17	EUR	9,554,000	10,372,598
Republic of Hungary, 4.50%, 1/29/14	EUR	14,796,000	18,026,224
Republic of Hungary, 5.50%, 5/6/14	GBP	1,181,000	1,696,879
Republic of Hungary, 5.75%, 6/11/18	EUR	5,921,000	6,739,666

Total Hungary			$49,325,344

Mexico — 4.8%
Mexican Bonos, 7.00%, 6/19/14	MXN	233,240,000	$18,908,776
Mexican Bonos, 8.00%, 12/19/13	MXN	220,530,000	17,954,767
Mexican Bonos, 9.00%, 6/20/13	MXN	162,200,000	13,178,493

Total Mexico			$50,042,036

Philippines — 1.6%
Philippine Government Bond, 5.75%, 2/21/12	PHP	275,970,000	$6,447,498
Philippine Government International Bond, 6.25%, 1/14/36	PHP	417,000,000	10,231,966

Total Philippines			$16,679,464

Romania — 1.4%
Romania Government International Bond, 6.50%, 6/18/18	EUR	900,000	$1,182,189
Romania Government International Bond, 6.75%, 2/7/22(2)	USD	13,300,000	13,181,231

Total Romania			$14,363,420

Serbia — 5.6%
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	2,967,000,000	$34,406,124
Serbia Treasury Bill, 0.00%, 10/5/12	RSD	88,910,000	1,020,946
Serbia Treasury Bill, 0.00%, 10/25/12	RSD	83,740,000	954,923
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	19,080,000	211,025
Serbia Treasury Bill, 0.00%, 2/21/13	RSD	1,315,000,000	14,354,055
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	321,270,000	3,448,246
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	256,210,000	2,667,092
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	105,900,000	1,036,117

Total Serbia			$58,098,528

South Africa — 1.7%
Republic of South Africa, 2.50%, 1/31/17(1)	ZAR	35,312,847	$4,835,730
Republic of South Africa, 2.60%, 3/31/28(1)	ZAR	28,826,331	3,819,320

1

	Principal
Security	Amount		Value
Republic of South Africa, 2.75%, 1/31/22(1)	ZAR	59,454,107	$8,060,144
Republic of South Africa, 5.50%, 12/7/23(1)	ZAR	5,235,832	902,083

Total South Africa			$17,617,277

Sri Lanka — 0.1%
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	1,040,000	$1,042,600

Total Sri Lanka			$1,042,600

Turkey — 15.1%
Republic of Turkey, 7.00%, 9/26/16	USD	17,500,000	$19,337,500
Turkey Government Bond, 0.00%, 4/25/12	TRY	727,000	400,862
Turkey Government Bond, 0.00%, 8/8/12	TRY	4,943,000	2,654,534
Turkey Government Bond, 0.00%, 11/7/12	TRY	143,048,000	75,086,816
Turkey Government Bond, 0.00%, 2/20/13	TRY	29,300,000	15,003,790
Turkey Government Bond, 3.00%, 1/6/21(1)	TRY	51,397,831	26,901,529
Turkey Government Bond, 4.00%, 4/1/20(1)	TRY	12,262,902	6,987,063
Turkey Government Bond, 8.00%, 10/9/13	TRY	18,900,000	10,440,020

Total Turkey			$156,812,114

Venezuela — 4.3%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	28,233,000	$17,716,208
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	4,816,900	3,588,591
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	27,093,000	23,909,572

Total Venezuela			$45,214,371

Total Foreign Government Bonds (identified cost $499,903,056)			$501,228,462

Collateralized Mortgage Obligations — 1.7%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.
Series 3871, Class MS, 6.910%, 6/15/41(4)(5)	$11,412,950	$2,175,905

		$2,175,905

Federal National Mortgage Association:
Series 2005-85, Class SC, 6.224%, 10/25/35(4)(5)	$27,123,016	$4,487,675
Series 2006-72, Class GI, 6.304%, 8/25/36(4)(5)(6)	48,294,378	7,438,052
Series 2007-36, Class SG, 6.324%, 4/25/37(4)(5)	19,982,911	3,118,441

		$15,044,168

Total Collateralized Mortgage Obligations (identified cost $16,477,831)		$17,220,073

Precious Metals — 6.2%

	Troy
Description	Ounces	Value
Gold(7)	20,797	$36,211,745
Platinum(7)	17,693	28,092,105

Total Precious Metals (identified cost $67,270,967)		$64,303,850

2

Interest Rate Swaptions — 0.1%

	Expiration	Notional
Description	Date	Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	8/26/14	$24,000,000	$723,288

Total Interest Rate Swaptions (identified cost $1,495,200)			$723,288

Put Options Purchased — 0.0%(8)

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value
KOSPI 200 Index	78,814,000	KRW	235	2/9/12	$10,436
KOSPI 200 Index	27,745,000	KRW	200	10/11/12	95,082
KOSPI 200 Index	66,800,000	KRW	200	12/13/12	292,666

Total Put Options Purchased (identified cost $1,703,918)					$398,184

Short-Term Investments — 54.6%

Foreign Government Securities — 32.9%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 1.0%
Letras Do Tesouro Nacional, 0.00%, 4/1/12	BRL	17,957	$10,110,173

Total Brazil			$10,110,173

Croatia — 1.9%
Croatia Treasury Bill, 0.00%, 2/9/12	EUR	1,166	$1,524,746
Croatia Treasury Bill, 0.00%, 2/16/12	EUR	1,885	2,461,144
Croatia Treasury Bill, 0.00%, 2/23/12	EUR	982	1,280,901
Croatia Treasury Bill, 0.00%, 3/1/12	EUR	2,515	3,278,451
Croatia Treasury Bill, 0.00%, 11/8/12	EUR	632	797,763
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	1,885	2,377,061
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	982	1,237,120
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	2,515	3,165,258
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	1,910	2,391,344
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	839	1,047,959

Total Croatia			$19,561,747

Georgia — 1.9%
Bank of Georgia Promissory Note, 7.00%, 2/22/12	USD	1,500	$1,503,914
Bank of Georgia Promissory Note, 7.00%, 3/9/12	USD	1,800	1,807,802
Bank of Georgia Promissory Note, 7.00%, 4/10/12	USD	1,800	1,812,484
Bank of Georgia Promissory Note, 7.00%, 6/18/12	USD	3,300	3,330,893
Bank of Georgia Promissory Note, 8.25%, 12/21/12	USD	8,920	8,953,990
Georgia Treasury Bill, 0.00%, 5/17/12	GEL	3,400	1,992,924
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	1,435	821,475

Total Georgia			$20,223,482

Hong Kong — 4.1%
Hong Kong Treasury Bill, 0.00%, 2/8/12	HKD	118,000	$15,216,632
Hong Kong Treasury Bill, 0.00%, 2/22/12	HKD	27,000	3,481,900
Hong Kong Treasury Bill, 0.00%, 2/29/12	HKD	43,500	5,611,756
Hong Kong Treasury Bill, 0.00%, 3/7/12	HKD	61,000	7,868,770
Hong Kong Treasury Bill, 0.00%, 3/21/12	HKD	35,000	4,514,470
Hong Kong Treasury Bill, 0.00%, 4/11/12	HKD	32,500	4,188,940
Hong Kong Treasury Bill, 0.00%, 4/18/12	HKD	15,000	1,934,432

Total Hong Kong			$42,816,900

3

	Principal
	Amount
Security	(000’s omitted)		Value
Indonesia — 0.1%
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	6,108,000	$679,022

Total Indonesia			$679,022

Israel — 0.3%
Israel Treasury Bill, 0.00%, 2/29/12	ILS	11,854	$3,162,334

Total Israel			$3,162,334

Kazakhstan — 0.0%(8)
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	17,124	$115,109

Total Kazakhstan			$115,109

Malaysia — 10.4%
Bank Negara Monetary Note, 0.00%, 2/14/12	MYR	57,589	$18,911,031
Bank Negara Monetary Note, 0.00%, 2/23/12	MYR	67,722	22,220,494
Bank Negara Monetary Note, 0.00%, 3/1/12	MYR	48,355	15,862,475
Bank Negara Monetary Note, 0.00%, 3/6/12	MYR	18,013	5,906,728
Bank Negara Monetary Note, 0.00%, 3/29/12	MYR	11,941	3,908,385
Bank Negara Monetary Note, 0.00%, 4/17/12	MYR	87,026	28,447,130
Bank Negara Monetary Note, 0.00%, 4/17/12	MYR	39,495	12,910,158

Total Malaysia			$108,166,401

Philippines — 1.9%
Philippine Treasury Bill, 0.00%, 2/1/12	PHP	96,310	$2,245,684
Philippine Treasury Bill, 0.00%, 2/8/12	PHP	27,290	636,137
Philippine Treasury Bill, 0.00%, 2/15/12	PHP	107,740	2,510,823
Philippine Treasury Bill, 0.00%, 2/22/12	PHP	129,540	3,017,821
Philippine Treasury Bill, 0.00%, 3/7/12	PHP	241,210	5,615,423
Philippine Treasury Bill, 0.00%, 5/2/12	PHP	103,300	2,397,684
Philippine Treasury Bill, 0.00%, 5/16/12	PHP	23,350	541,556
Philippine Treasury Bill, 0.00%, 7/11/12	PHP	50,640	1,170,951
Philippine Treasury Bill, 0.00%, 8/22/12	PHP	45,450	1,048,392

Total Philippines			$19,184,471

Romania — 4.6%
Romania Treasury Bill, 0.00%, 3/21/12	RON	14,310	$4,277,036
Romania Treasury Bill, 0.00%, 4/11/12	RON	39,760	11,842,684
Romania Treasury Bill, 0.00%, 5/2/12	RON	49,540	14,721,682
Romania Treasury Bill, 0.00%, 6/20/12	RON	16,140	4,757,852
Romania Treasury Bill, 0.00%, 7/11/12	RON	14,840	4,358,642
Romania Treasury Bill, 0.00%, 8/16/12	RON	9,840	2,876,006
Romania Treasury Bill, 0.00%, 9/5/12	RON	18,470	5,381,233

Total Romania			$48,215,135

Serbia — 2.9%
Serbia Treasury Bill, 0.00%, 2/14/12	RSD	250,000	$3,080,104
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	998,960	12,187,324
Serbia Treasury Bill, 0.00%, 4/26/12	RSD	417,930	5,052,822
Serbia Treasury Bill, 0.00%, 6/7/12	RSD	213,200	2,544,669
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	608,760	7,201,873

Total Serbia			$30,066,792

Slovakia — 2.0%
Slovakia Treasury Bill, 0.00%, 7/11/12	EUR	16,100	$20,960,619

Total Slovakia			$20,960,619

South Korea — 1.7%
Korea Monetary Stabilization Bond, 0.00%, 2/21/12	KRW	7,794,650	$6,925,680
Korea Monetary Stabilization Bond, 0.00%, 2/28/12	KRW	1,964,740	1,744,514
Korea Monetary Stabilization Bond, 0.00%, 3/6/12	KRW	2,783,480	2,469,891
Korea Monetary Stabilization Bond, 0.00%, 3/6/12	KRW	4,777,810	4,239,538

4

	Principal
	Amount
Security	(000’s omitted)		Value
Korea Monetary Stabilization Bond, 0.00%, 5/8/12	KRW	2,161,180	$1,906,463
Korea Monetary Stabilization Bond, 0.00%, 5/22/12	KRW	893,770	787,401

Total South Korea			$18,073,487

Spain — 0.1%
Spain Letras del Tesoro, 0.00%, 2/17/12	EUR	1,009	$1,319,376

Total Spain			$1,319,376

Total Foreign Government Securities (identified cost $351,069,944)			$342,655,048

U.S. Treasury Obligations — 1.6%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/23/12(6)	$16,568	$16,567,402

Total U.S. Treasury Obligations (identified cost $16,567,605)		$16,567,402

Repurchase Agreements — 12.7%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America:
Dated 1/27/12 with a maturity date of 3/12/12, an interest rate of 0.00% and repurchase proceeds of EUR 4,170,000, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,377,115.	EUR	4,170	$5,454,567
Dated 1/30/12 with a maturity date of 2/21/12, an interest rate of 0.05% and repurchase proceeds of EUR 20,263,081, collateralized by EUR 19,340,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $26,443,647.	EUR	20,263	26,504,379
Dated 1/30/12 with a maturity date of 2/27/12, an interest rate of 0.05% and repurchase proceeds of EUR 16,200,122, collateralized by EUR 15,462,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $21,141,245.	EUR	16,200	21,189,798
Dated 1/30/12 with a maturity date of 2/6/12, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of EUR 13,788,598, collateralized by EUR 12,738,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $18,021,887.	EUR	13,789	18,036,546
Dated 1/31/12 with a maturity date of 3/5/12, an interest rate of 0.05% and repurchase proceeds of EUR 21,527,802, collateralized by EUR 19,350,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $28,161,526.	EUR	21,527	28,158,220
Citibank NA:
Dated 1/13/12 with a maturity date of 2/6/12, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 9,810,219, collateralized by EUR 8,880,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $12,923,739.	EUR	9,812	12,835,106
Dated 1/25/12 with a maturity date of 3/30/12, an interest rate of 0.12% and repurchase proceeds of EUR 15,213,642, collateralized by EUR 15,060,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $20,458,144.	EUR	15,211	19,896,219

Total Repurchase Agreements (identified cost $132,041,973)			$132,074,835

5

Other — 7.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(9)	$76,636	$76,636,317

Total Other (identified cost $76,636,317)		$76,636,317

Total Short-Term Investments (identified cost $576,315,839)		$567,933,602

Total Investments — 110.7% (identified cost $1,163,166,811)		$1,151,807,459

Other Assets, Less Liabilities — (10.7)%		$(111,092,260)

Net Assets — 100.0%		$1,040,715,199

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CLP	-	Chilean Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

KRW	-	South Korean Won

KZT	-	Kazak Tenge

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZAR	-	South African Rand

(1)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $14,223,831 or 1.4% of the Portfolio’s net assets.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)		Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated rate represents the coupon rate in effect at January 31, 2012.

(6)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(7)		Non-income producing.

(8)		Amount is less than 0.05%.

(9)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $13,899.

Securities Sold Short

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value
Belgium
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(15,060)	$(20,203,134)

Total Belgium			$(20,203,134)

6

	Principal
	Amount
Security	(000’s omitted)		Value
France
Government of France, 3.75%, 4/25/17	EUR	(28,230)	$(40,015,416)
Government of France, 3.75%, 10/25/19	EUR	(12,738)	(17,852,414)
Government of France, 4.00%, 10/25/38	EUR	(34,802)	(47,091,001)

Total France			$(104,958,831)

Spain
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	(5,375,796)

Total Spain			$(5,375,796)

Total Foreign Government Bonds (proceeds $136,555,917)			$(130,537,761)

Total Securities Sold Short (proceeds $136,555,917)			$(130,537,761)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2012 were $78,709,626 or 7.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
2/29/12	Gold 3,113 Troy Ounces	United States Dollar 5,151,108	Citibank NA	$(269,060)
3/28/12	Gold 3,727 Troy Ounces	United States Dollar 6,025,217	Citibank NA	(462,170)
4/26/12	Gold 4,661 Troy Ounces	United States Dollar 6,729,830	Citibank NA	(1,384,851)

				$(2,116,081)

(1)	Non-deliverable contracts that are settled with counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/1/12	Philippine Peso 96,310,000	United States Dollar 2,243,420	Deutsche Bank	$(2,354)
2/2/12	Euro 3,966,006	United States Dollar 5,215,297	Australia and New Zealand Banking Group Limited	27,565
2/2/12	Serbian Dollar 336,223,426	Euro 3,182,427	Citibank NA	6,478

7

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/6/12	New Taiwan Dollar 305,690,000	United States Dollar 10,166,622	Nomura International PLC	$(162,818)
2/6/12	Russian Ruble 215,635,000	United States Dollar 7,129,726	Barclays Bank PLC	13,424
2/6/12	Russian Ruble 168,165,000	United States Dollar 5,560,093	Standard Chartered Bank	10,377
2/9/12	Euro 31,701,710	United States Dollar 40,944,858	Bank of America	(523,087)
2/9/12	Euro 1,166,000	United States Dollar 1,607,669	Goldman Sachs International	82,464
2/9/12	New Taiwan Dollar 148,418,000	United States Dollar 4,936,571	Citibank NA	(77,726)
2/9/12	New Taiwan Dollar 124,400,000	United States Dollar 4,139,078	Credit Suisse International	(63,771)
2/9/12	New Taiwan Dollar 140,160,000	United States Dollar 4,661,899	Credit Suisse International	(73,401)
2/9/12	New Taiwan Dollar 245,038,000	United States Dollar 8,156,243	Standard Chartered Bank	(122,357)
2/13/12	Euro 58,355,960	United States Dollar 74,363,584	Deutsche Bank	(1,970,457)
2/13/12	Euro 42,900,000	United States Dollar 54,659,088	Goldman Sachs International	(1,457,379)
2/14/12	Czech Koruna 202,596,000	Euro 7,924,121	Credit Suisse International	(99,332)
2/16/12	Euro 1,885,000	United States Dollar 2,553,949	Standard Chartered Bank	88,212
2/17/12	Euro 1,009,000	United States Dollar 1,346,106	Goldman Sachs International	26,247
2/21/12	Croatian Kuna 8,149,000	Euro 1,074,145	Credit Suisse International	1,451
2/21/12	New Taiwan Dollar 111,723,000	United States Dollar 3,696,866	Barclays Bank PLC	(75,186)
2/21/12	New Taiwan Dollar 114,251,000	United States Dollar 3,778,641	Credit Suisse International	(78,763)
2/21/12	New Taiwan Dollar 112,435,000	United States Dollar 3,719,811	Nomura International PLC	(76,281)
2/21/12	New Taiwan Dollar 114,251,000	United States Dollar 3,778,641	Standard Chartered Bank	(78,763)
2/23/12	British Pound Sterling 1,122,392	United States Dollar 1,735,128	Nomura International PLC	(33,245)
2/23/12	Croatian Kuna 11,764,000	Euro 1,556,702	Barclays Bank PLC	10,481
2/23/12	Euro 982,000	United States Dollar 1,331,445	Standard Chartered Bank	46,890
2/24/12	Euro 1,512,595	United States Dollar 1,926,411	Australia and New Zealand Banking Group Limited	(52,219)
2/24/12	Euro 3,490,000	United States Dollar 4,518,381	Bank of America	(46,898)
2/24/12	Euro 1,659,665	United States Dollar 2,113,732	Bank of America	(57,280)
2/24/12	Euro 37,261,617	United States Dollar 47,437,392	Deutsche Bank	(1,304,630)
2/24/12	Euro 97,505,219	United States Dollar 124,232,421	Goldman Sachs International	(3,314,420)
2/24/12	Indonesian Rupiah 56,939,000,000	United States Dollar 6,358,347	Nomura International PLC	40,748
2/28/12	South African Rand 23,955,858	United States Dollar 2,838,372	Goldman Sachs International	(212,610)

8

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/29/12	Euro 9,680,000	United States Dollar 12,715,890	Goldman Sachs International	$53,339
2/29/12	Israeli Shekel 11,854,000	United States Dollar 3,241,455	Deutsche Bank	77,512
2/29/12	South African Rand 18,659,701	United States Dollar 2,388,931	Standard Chartered Bank	12,818
3/1/12	Euro 2,515,000	United States Dollar 3,361,147	Standard Chartered Bank	71,232
3/7/12	South African Rand 27,635,352	United States Dollar 3,410,509	Nomura International PLC	(104,900)
3/15/12	South African Rand 51,013,507	United States Dollar 6,110,426	Standard Bank	(371,186)
3/19/12	Croatian Kuna 8,164,500	Euro 1,079,389	Citibank NA	11,233
3/19/12	New Taiwan Dollar 157,555,000	United States Dollar 5,189,559	Australia and New Zealand Banking Group Limited	(130,897)
3/19/12	New Taiwan Dollar 156,670,000	United States Dollar 5,160,408	Citibank NA	(130,162)
3/19/12	New Taiwan Dollar 129,281,000	United States Dollar 4,258,267	Credit Suisse International	(107,407)
3/19/12	New Taiwan Dollar 155,271,000	United States Dollar 5,114,328	Nomura International PLC	(129,000)
3/19/12	South African Rand 295,601,925	United States Dollar 34,853,785	State Street Bank and Trust Co.	(2,682,290)
3/22/12	South African Rand 21,285,115	United States Dollar 2,537,719	Goldman Sachs International	(163,909)
3/26/12	Croatian Kuna 13,635,200	Euro 1,793,067	Deutsche Bank	8,948
4/2/12	New Taiwan Dollar 270,541,000	United States Dollar 9,136,503	Barclays Bank PLC	(4,939)
4/2/12	New Taiwan Dollar 336,752,000	United States Dollar 11,372,530	Credit Suisse International	(6,148)
4/2/12	New Taiwan Dollar 304,914,000	United States Dollar 10,297,322	Deutsche Bank	(5,567)
4/2/12	New Taiwan Dollar 302,376,000	United States Dollar 10,211,611	HSBC Bank USA	(5,521)
4/3/12	Brazilian Real 5,061,000	United States Dollar 3,007,130	Deutsche Bank	151,720
4/3/12	Brazilian Real 5,060,000	United States Dollar 3,008,323	Nomura International PLC	153,478
4/3/12	Brazilian Real 1,572,000	United States Dollar 947,273	Standard Bank	60,353
4/3/12	Brazilian Real 6,264,000	United States Dollar 3,733,015	Standard Chartered Bank	198,874
4/25/12	Croatian Kuna 39,087,000	Euro 5,130,874	Deutsche Bank	35,918
4/27/12	Russian Ruble 66,032,000	United States Dollar 2,120,829	Barclays Bank PLC	(33,094)
4/27/12	Russian Ruble 121,705,000	United States Dollar 3,908,945	Credit Suisse International	(60,996)
4/27/12	Russian Ruble 137,263,000	United States Dollar 4,407,735	Standard Chartered Bank	(69,699)
5/30/12	Croatian Kuna 13,416,000	Euro 1,752,809	Credit Suisse International	11,518
6/8/12	Croatian Kuna 32,746,650	Euro 4,253,917	Citibank NA	2,763
6/19/12	Croatian Kuna 14,169,300	Euro 1,858,513	Citibank NA	28,088

9

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
7/11/12	Euro 16,100,000	United States Dollar 21,676,235	Deutsche Bank	$600,527
7/30/12	Russian Ruble 65,155,000	United States Dollar 2,063,500	Citibank NA	(33,911)
7/30/12	Russian Ruble 115,865,000	United States Dollar 3,669,517	Credit Suisse International	(60,304)
7/30/12	Russian Ruble 143,980,000	United States Dollar 4,560,263	Nomura International PLC	(74,610)
10/9/12	Croatian Kuna 10,430,340	Euro 1,350,206	Credit Suisse International	17,538
10/23/12	Croatian Kuna 24,042,000	Euro 3,097,398	Barclays Bank PLC	25,712
10/29/12	Russian Ruble 122,527,000	United States Dollar 3,826,278	Deutsche Bank	(67,956)
10/29/12	Russian Ruble 141,195,000	United States Dollar 4,408,211	HSBC Bank USA	(79,342)
10/29/12	Russian Ruble 61,278,000	United States Dollar 1,913,144	Standard Chartered Bank	(34,434)
11/7/12	New Turkish Lira 21,000,000	United States Dollar 10,649,087	Barclays Bank PLC	(513,020)
11/8/12	Euro 632,000	United States Dollar 871,577	JPMorgan Chase Bank	43,478
11/15/12	Euro 1,885,000	United States Dollar 2,558,284	Goldman Sachs International	88,234
11/23/12	Euro 982,000	United States Dollar 1,334,450	Credit Suisse International	47,567
11/29/12	Euro 2,515,000	United States Dollar 3,374,627	Standard Chartered Bank	78,605
1/17/13	Croatian Kuna 17,109,338	Euro 2,198,578	Barclays Bank PLC	39,181
1/24/13	Euro 1,910,000	United States Dollar 2,492,359	Standard Chartered Bank	(12,114)
1/31/13	Euro 839,000	United States Dollar 1,104,527	State Street Bank and Trust Co.	4,321

				$(12,587,089)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/2/12	Euro 793,339	United States Dollar 1,037,925	Goldman Sachs International	$(199)
2/3/12	South Korean Won 6,080,695,000	United States Dollar 5,284,344	Australia and New Zealand Banking Group Limited	127,801
2/3/12	South Korean Won 6,081,388,000	United States Dollar 5,283,569	BNP Paribas SA	129,193
2/3/12	South Korean Won 6,012,917,000	United States Dollar 5,225,443	Deutsche Bank	126,377
2/6/12	Serbian Dollar 1,479,867,200	Euro 13,960,353	Citibank NA	16,449
2/6/12	Serbian Dollar 336,223,426	Euro 3,181,102	Citibank NA	(8,471)
2/6/12	Serbian Dollar 614,228,699	Euro 5,788,876	Standard Bank	13,970
2/9/12	Polish Zloty 99,078,147	Euro 22,084,109	State Street Bank and Trust Co.	1,794,242

10

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/9/12	Indian Rupee 623,030,000	United States Dollar 11,965,469	Standard Chartered Bank	$603,703
2/9/12	Philippine Peso 381,570,000	United States Dollar 8,635,150	Credit Suisse International	265,122
2/9/12	Yuan Renminbi 15,060,000	United States Dollar 2,383,477	Australia and New Zealand Banking Group Limited	4,601
2/13/12	Philippine Peso 146,868,000	United States Dollar 3,323,557	Citibank NA	102,803
2/13/12	Philippine Peso 234,300,000	United States Dollar 5,313,046	Standard Chartered Bank	153,062
2/13/12	Yuan Renminbi 131,635,000	United States Dollar 20,816,795	Australia and New Zealand Banking Group Limited	73,334
2/13/12	Yuan Renminbi 96,655,000	United States Dollar 15,118,880	Bank of America	220,014
2/13/12	Yuan Renminbi 70,913,000	United States Dollar 11,097,496	Citibank NA	156,210
2/13/12	Yuan Renminbi 65,245,000	United States Dollar 10,209,686	Standard Chartered Bank	144,524
2/13/12	Yuan Renminbi 124,087,000	United States Dollar 19,628,429	Standard Chartered Bank	63,852
2/17/12	South Korean Won 12,505,000,000	United States Dollar 10,772,279	Australia and New Zealand Banking Group Limited	333,269
2/17/12	South Korean Won 11,059,000,000	United States Dollar 9,529,513	Standard Chartered Bank	291,859
2/23/12	Polish Zloty 47,454,500	Euro 10,929,306	HSBC Bank USA	376,676
2/23/12	Swedish Krona 112,961,945	Euro 12,881,524	Nomura International PLC	(261,191)
2/23/12	Swedish Krona 112,961,945	Euro 12,874,256	Standard Chartered Bank	(251,685)
2/23/12	Indian Rupee 513,200,000	United States Dollar 10,126,482	Barclays Bank PLC	175,778
2/23/12	Indian Rupee 456,190,000	United States Dollar 9,003,335	Standard Chartered Bank	154,475
2/24/12	Indonesian Rupiah 123,655,000,000	United States Dollar 13,365,218	Bank of America	354,776
2/24/12	New Turkish Lira 586,749	United States Dollar 317,505	Bank of America	10,873
2/29/12	New Turkish Lira 29,248,436	South African Rand 127,210,660	Deutsche Bank	150,335
2/29/12	Yuan Renminbi 16,858,200	United States Dollar 2,675,565	Australia and New Zealand Banking Group Limited	288
2/29/12	Yuan Renminbi 17,770,000	United States Dollar 2,797,324	Bank of America	23,257
2/29/12	Yuan Renminbi 15,041,000	United States Dollar 2,387,726	Bank of America	(311)
2/29/12	Yuan Renminbi 21,708,000	United States Dollar 3,418,044	Citibank NA	27,604
2/29/12	Yuan Renminbi 21,706,400	United States Dollar 3,416,717	HSBC Bank USA	28,678
3/12/12	Indian Rupee 153,420,000	United States Dollar 2,874,514	Citibank NA	189,922

11

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
3/12/12	Indian Rupee 133,950,000	United States Dollar 2,509,719	Credit Suisse International	$165,820
3/12/12	Singapore Dollar 55,715,000	United States Dollar 43,235,504	Standard Chartered Bank	1,058,308
3/12/12	Yuan Renminbi 70,913,000	United States Dollar 11,085,353	Australia and New Zealand Banking Group Limited	160,070
3/12/12	Yuan Renminbi 94,432,299	United States Dollar 14,745,831	Bank of America	229,295
3/12/12	Yuan Renminbi 65,245,000	United States Dollar 10,200,907	Deutsche Bank	145,681
3/19/12	South Korean Won 11,402,703,000	United States Dollar 9,862,224	Australia and New Zealand Banking Group Limited	230,551
3/19/12	South Korean Won 12,001,630,000	United States Dollar 10,378,442	HSBC Bank USA	244,456
3/19/12	South Korean Won 11,463,667,000	United States Dollar 9,916,667	Standard Chartered Bank	230,068
3/21/12	Romanian Leu 53,473,543	Euro 12,293,616	JPMorgan Chase Bank	(83,858)
3/23/12	Philippine Peso 441,060,000	United States Dollar 10,059,987	HSBC Bank USA	228,172
3/30/12	Norwegian Krone 90,263,315	Euro 11,762,532	Australia and New Zealand Banking Group Limited	(38,382)
3/30/12	Norwegian Krone 90,263,315	Euro 11,762,991	Standard Chartered Bank	(38,984)
3/30/12	Indian Rupee 297,298,000	United States Dollar 5,493,311	Bank of America	421,643
3/30/12	Indian Rupee 316,467,000	United States Dollar 5,845,345	Barclays Bank PLC	450,990
3/30/12	Indian Rupee 316,486,000	United States Dollar 5,845,696	Citibank NA	451,017
4/9/12	Mexican Peso 196,106,000	United States Dollar 14,152,636	Standard Chartered Bank	807,680
5/2/12	Philippine Peso 96,310,000	United States Dollar 2,236,647	Deutsche Bank	6,251
6/18/12	Yuan Renminbi 70,350,000	United States Dollar 11,142,613	Standard Chartered Bank	39,295
10/22/12	Yuan Renminbi 3,300,000	United States Dollar 524,642	Citibank NA	260
10/29/12	Yuan Renminbi 1,970,000	United States Dollar 312,203	Citibank NA	1,151
11/5/12	Yuan Renminbi 4,480,000	United States Dollar 709,422	Bank of America	3,185
11/13/12	Yuan Renminbi 7,080,000	United States Dollar 1,128,287	Bank of America	(2,101)
11/19/12	Yuan Renminbi 3,100,000	United States Dollar 488,574	Deutsche Bank	4,534

				$10,306,292

12

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Month/Year	Contracts	Position	Cost	Value	(Depreciation)
3/12	121 Euro-Bobl	Long	$19,466,363	$19,882,380	$416,017
3/12	63 Euro-Buxl	Long	9,907,137	10,472,298	565,161
3/12	119 Euro-Schatz	Short	(17,153,748)	(17,189,302)	(35,554)
3/12	41 Japan 10-Year Bond	Short	(76,174,364)	(76,701,522)	(527,158)
3/12	163 U.S. 5-Year Treasury Note	Short	(20,008,250)	(20,219,641)	(211,391)
3/12	127 U.S. 10-Year Treasury Note	Short	(16,770,597)	(16,795,750)	(25,153)
4/12	162 Gold	Short	(28,113,480)	(28,194,480)	(81,000)
4/12	424 Platinum	Long	30,550,661	33,667,720	3,117,059

					$3,217,981

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	HUF	985,330	Receives	6-Month HUF BUBOR	7.32%	12/16/16	$39,794
Bank of America	HUF	312,000	Receives	6-Month HUF BUBOR	7.29	12/19/16	14,302
Bank of America	HUF	260,000	Receives	6-Month HUF BUBOR	7.34	12/20/16	9,554
Bank of America	HUF	358,000	Receives	6-Month HUF BUBOR	7.37	12/21/16	11,276
Bank of America	HUF	111,400	Receives	6-Month HUF BUBOR	7.32	12/22/16	4,489
Bank of America	HUF	233,000	Receives	6-Month HUF BUBOR	7.93	1/10/17	(13,316)
Bank of America	HUF	339,000	Receives	6-Month HUF BUBOR	7.91	1/17/17	(17,702)
Bank of America	ZAR	10,073	Receives	3-Month ZAR JIBAR	6.86	11/17/15	(24,562)
Bank of America	ZAR	20,153	Receives	3-Month ZAR JIBAR	7.18	12/15/15	(74,969)
Bank of America	ZAR	5,063	Receives	3-Month ZAR JIBAR	7.26	11/16/20	(1,746)
Bank of America	ZAR	10,070	Receives	3-Month ZAR JIBAR	7.42	11/17/20	(17,353)
Bank of America	ZAR	7,680	Receives	3-Month ZAR JIBAR	7.31	11/19/20	(5,707)
Citibank NA	ZAR	5,016	Receives	3-Month ZAR JIBAR	7.29	11/19/20	(2,859)
Citibank NA	ZAR	27,635	Receives	3-Month ZAR JIBAR	7.69	1/7/21	(99,988)
Credit Suisse International	HUF	492,670	Receives	6-Month HUF BUBOR	7.32	12/16/16	19,897
Credit Suisse International	HUF	120,600	Receives	6-Month HUF BUBOR	7.29	12/22/16	5,514
Credit Suisse International	HUF	103,000	Receives	6-Month HUF BUBOR	7.38	12/27/16	3,185
Credit Suisse International	HUF	400,000	Receives	6-Month HUF BUBOR	7.92	1/11/17	(21,865)
Credit Suisse International	HUF	514,000	Receives	6-Month HUF BUBOR	7.63	1/16/17	(914)
Credit Suisse International	HUF	176,000	Receives	6-Month HUF BUBOR	7.83	1/17/17	(6,655)
Credit Suisse International	HUF	186,000	Receives	6-Month HUF BUBOR	7.75	1/20/17	(4,337)
Deutsche Bank	HUF	182,820	Receives	6-Month HUF BUBOR	7.98	1/19/17	(11,821)
Deutsche Bank	ZAR	3,910	Receives	3-Month ZAR JIBAR	6.71	11/19/15	(6,783)
Deutsche Bank	ZAR	6,983	Receives	3-Month ZAR JIBAR	7.26	11/16/20	(2,407)
Deutsche Bank	ZAR	4,655	Receives	3-Month ZAR JIBAR	7.27	11/19/20	(1,847)
Deutsche Bank	ZAR	4,800	Receives	3-Month ZAR JIBAR	7.77	11/26/20	(22,419)
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-Month HUF BUBOR	7.26	12/19/16	82,633
JPMorgan Chase Bank	HUF	529,000	Receives	6-Month HUF BUBOR	7.34	12/20/16	19,230
JPMorgan Chase Bank	HUF	642,000	Receives	6-Month HUF BUBOR	7.36	12/21/16	21,021
JPMorgan Chase Bank	HUF	627,500	Receives	6-Month HUF BUBOR	7.30	12/22/16	27,553
JPMorgan Chase Bank	HUF	616,000	Receives	6-Month HUF BUBOR	7.37	12/27/16	20,161
JPMorgan Chase Bank	HUF	227,000	Receives	6-Month HUF BUBOR	7.75	1/20/17	(5,294)
Morgan Stanley & Co. International PLC	HUF	671,000	Receives	6-Month HUF BUBOR	7.26	12/19/16	34,396
Morgan Stanley & Co. International PLC	HUF	265,000	Receives	6-Month HUF BUBOR	7.36	12/20/16	8,781
Nomura International PLC	HUF	457,000	Receives	6-Month HUF BUBOR	7.39	12/21/16	12,741

13

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Standard Bank	ZAR	16,000	Receives	3-Month ZAR JIBAR	7.87%	11/30/20	$(88,250)

$(96,267)

HUF	-	Hungarian Forint

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract			Current		Upfront	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)
Argentina	Bank of America	$19,517	5.00	%(1)	6/20/13	4.26%	$311,671	$(75,862)	$235,809
Argentina	Bank of America	6,951	5.00	(1)	6/20/13	4.26	111,007	(61,629)	49,378
Argentina	Bank of America	3,476	5.00	(1)	6/20/13	4.26	55,505	(31,731)	23,774
Argentina	Bank of America	3,370	5.00	(1)	6/20/13	4.26	53,813	(40,578)	13,235
Argentina	Bank of America	3,468	5.00	(1)	6/20/13	4.26	55,386	(43,145)	12,241
Argentina	Credit Suisse International	3,253	5.00	(1)	6/20/13	4.26	51,948	(12,644)	39,304
Argentina	Credit Suisse International	3,552	5.00	(1)	6/20/13	4.26	56,722	(23,084)	33,638
Argentina	Credit Suisse International	3,688	5.00	(1)	6/20/13	4.26	58,895	(33,759)	25,136
Argentina	Credit Suisse International	3,464	5.00	(1)	6/20/13	4.26	55,318	(31,709)	23,609
Argentina	Deutsche Bank	5,680	5.00	(1)	6/20/13	4.26	90,705	(48,346)	42,359
Argentina	Deutsche Bank	3,464	5.00	(1)	6/20/13	4.26	55,318	(31,709)	23,609
Argentina	Deutsche Bank	3,219	5.00	(1)	6/20/13	4.26	51,411	(29,453)	21,958
Argentina	Deutsche Bank	3,468	5.00	(1)	6/20/13	4.26	55,388	(43,147)	12,241
Argentina	Morgan Stanley & Co. International PLC	5,000	5.00	(1)	9/20/13	4.85	41,441	(72,325)	(30,884)
Panama	Credit Suisse International	1,900	1.00	(1)	12/20/16	1.31	(25,353)	56,362	31,009
Panama	Credit Suisse International	1,700	1.00	(1)	12/20/16	1.31	(22,684)	44,351	21,667
Panama	Deutsche Bank	2,100	1.00	(1)	12/20/16	1.31	(28,022)	55,728	27,706
Panama	Deutsche Bank	1,900	1.00	(1)	12/20/16	1.31	(25,353)	52,117	26,764
Panama	Goldman Sachs International	1,900	1.00	(1)	12/20/16	1.31	(25,353)	56,362	31,009
Panama	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	12/20/16	1.31	(26,687)	62,005	35,318
Panama	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	12/20/16	1.31	(26,687)	54,868	28,181
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.67	(21,296)	5,576	(15,720)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.67	(76,332)	20,950	(55,382)
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.67	(54,557)	16,767	(37,790)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.67	(91,646)	27,930	(63,716)
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	1.62	(99,953)	97,633	(2,320)
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	1.67	(21,296)	6,554	(14,742)
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	1.67	(47,857)	13,807	(34,050)
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	1.67	(114,499)	38,359	(76,140)
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	1.71	(242,969)	116,725	(126,244)
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	1.71	(218,672)	59,398	(159,274)

							$(64,688)	$206,371	$141,683

Credit Default Swaps — Buy Protection

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Brazil	Bank of America	$1,217	1.00	%(1)	12/20/20	$64,831	$(40,300)	$24,531
Brazil	Bank of America	533	1.00	(1)	12/20/20	28,393	(17,264)	11,129
Brazil	Bank of America	280	1.00	(1)	12/20/20	14,916	(8,676)	6,240
Brazil	Bank of America	4,600	1.00	(1)	12/20/20	245,050	(130,287)	114,763
Brazil	Barclays Bank PLC	1,430	1.00	(1)	12/20/20	76,177	(48,457)	27,720
Brazil	Barclays Bank PLC	35,000	1.00	(1)	6/20/21	2,002,404	(1,475,178)	527,226
Brazil	Citibank NA	2,400	1.00	(1)	9/20/20	123,015	(99,879)	23,136
Brazil	Citibank NA	270	1.00	(1)	12/20/20	14,384	(8,465)	5,919
Brazil	Citibank NA	11,000	1.00	(1)	9/20/21	650,744	(457,891)	192,853
Brazil	HSBC Bank USA	1,000	1.00	(1)	6/20/21	57,212	(40,703)	16,509
Brazil	Standard Chartered Bank	2,400	1.00	(1)	9/20/20	123,014	(84,485)	38,529
Brazil	Standard Chartered Bank	280	1.00	(1)	12/20/20	14,915	(8,777)	6,138
China	Bank of America	6,100	1.00	(1)	3/20/17	100,696	(187,012)	(86,316)

14

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
China	Barclays Bank PLC	$10,076	1.00	%(1)	3/20/17	$166,330	$(281,112)	$(114,782)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	61,078	(98,104)	(37,026)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	70,983	(114,013)	(43,030)
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	208,684	(168,758)	39,926
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	159,991	(127,108)	32,883
Colombia	HSBC Bank USA	8,590	1.00	(1)	9/20/21	459,639	(356,995)	102,644
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00	(1)	9/20/21	239,182	(193,422)	45,760
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	197,920	(67,962)	129,958
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	324,285	(104,320)	219,965
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	328,090	(112,668)	215,422
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	700,335	(180,425)	519,910
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	26,413	(20,344)	6,069
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	18,489	(15,189)	3,300
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	31,694	(37,064)	(5,370)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	26,631	(14,640)	11,991
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	34,954	(26,992)	7,962
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	23,303	(16,515)	6,788
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	26,630	(21,863)	4,767
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	41,613	(40,614)	999
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	16,645	(16,542)	103
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	64,182	(132,489)	(68,307)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	33,289	(26,552)	6,737
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	248,561	(218,760)	29,801
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	30,375	(26,621)	3,754
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	17,167	(14,127)	3,040
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	13,207	(11,617)	1,590
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	33,289	(27,315)	5,974
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	13,207	(9,716)	3,491
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	43,274	(37,515)	5,759
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	268,667	(119,770)	148,897
South Africa	Bank of America	890	1.00	(1)	12/20/20	74,957	(30,464)	44,493
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	322,567	(138,437)	184,130
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	192,025	(77,753)	114,272
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	391,857	(271,790)	120,067
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	403,001	(182,998)	220,003
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	168,443	(75,606)	92,837
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	74,957	(32,390)	42,567
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	702,558	(327,153)	375,405
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	780,620	(426,044)	354,576
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,883,371	(1,846,085)	37,286
Spain	Bank of America	2,400	1.00	(1)	9/20/20	401,612	(230,849)	170,763
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	405,126	(204,021)	201,105
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	663,736	(359,380)	304,356
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	544,604	(422,926)	121,678
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	187,207	(99,491)	87,716
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	878,816	(463,663)	415,153
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	878,538	(522,277)	356,261
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	380,484	(311,826)	68,658
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	878,816	(506,253)	372,563
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	595,661	(369,885)	225,776
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	16,017	(3,838)	12,179
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	48,050	(2,308)	45,742
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	22,423	(7,984)	14,439
Thailand	Citibank NA	7,900	1.00	(1)	12/20/16	213,469	(305,592)	(92,123)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	65,668	(28,257)	37,411
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	35,472	(31,323)	4,149
Venezuela	Barclays Bank PLC	824	5.00	(1)	12/20/21	154,372	(194,421)	(40,049)
Venezuela	Barclays Bank PLC	688	5.00	(1)	12/20/21	128,893	(175,192)	(46,299)
Venezuela	Barclays Bank PLC	842	5.00	(1)	12/20/21	157,744	(209,884)	(52,140)
Venezuela	Barclays Bank PLC	726	5.00	(1)	12/20/21	136,012	(190,252)	(54,240)
Venezuela	Barclays Bank PLC	872	5.00	(1)	12/20/21	163,364	(221,985)	(58,621)
Venezuela	Barclays Bank PLC	1,512	5.00	(1)	12/20/21	283,265	(389,349)	(106,084)
Venezuela	Barclays Bank PLC	1,624	5.00	%(1)	12/20/21	304,249	(421,716)	(117,467)
Venezuela	Barclays Bank PLC	1,657	5.00	(1)	12/20/21	310,430	(429,818)	(119,388)
Venezuela	Barclays Bank PLC	2,336	5.00	(1)	12/20/21	437,638	(559,212)	(121,574)
Venezuela	Barclays Bank PLC	3,192	5.00	(1)	12/20/21	598,005	(788,079)	(190,074)

15

		Notional		Contract				Upfront	Net Unrealized
		Amount		Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Venezuela	Credit Suisse International		$746	5.00	(1)	12/20/21	$139,759	$(199,513)	$(59,754)
Venezuela	Deutsche Bank		1,424	5.00	(1)	12/20/21	266,779	(370,974)	(104,195)
Venezuela	Deutsche Bank		1,520	5.00	(1)	12/20/21	284,765	(395,784)	(111,019)
Venezuela	Deutsche Bank		3,730	5.00	(1)	12/20/21	698,796	(915,188)	(216,392)
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs International	EUR	5,000	1.00	(1)	12/20/16	336,565	(442,248)	(105,683)
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs International	EUR	10,050	1.00	(1)	12/20/16	676,496	(1,120,504)	(444,008)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs International	EUR	8,166	5.00	(1)	12/20/16	(604,446)	(45,030)	(649,476)

							$23,126,599	$(19,594,248)	$3,532,351

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $124,835,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)  Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate				Net Unrealized
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Appreciation
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	(Depreciation)
Bank of America	TRY	700	$394	3 Month USD-LIBOR-BBA	6.97%	8/18/21	$(17,619)
Barclays Bank PLC	TRY	19,188	10,316	3 Month USD-LIBOR-BBA	5.80	10/9/13	(353,710)
Citibank NA	TRY	10,951	7,200	3-Month USD-LIBOR-BBA	8.23	9/3/20	274,987
Citibank NA	TRY	5,133	3,216	3 Month USD-LIBOR-BBA	8.23	2/25/21	(164,699)
Credit Suisse International	TRY	10,104	5,676	3 Month USD-LIBOR-BBA	6.90	8/18/21	(229,871)
Deutsche Bank	TRY	18,837	11,832	3 Month USD-LIBOR-BBA	8.20	2/24/21	(627,212)
Deutsche Bank	TRY	13,388	7,517	3 Month USD-LIBOR-BBA	7.00	8/18/21	(364,157)

							$(1,482,281)

TRY	-	New Turkish Lira

16

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps, swaptions and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Commodity	Forward Commodity Contracts	$—	$(2,116,081)
Commodity	Futures Contracts*	3,117,059	(81,000)

		$3,117,059	$(2,197,081)

Credit	Credit Default Swaps	$24,835,573	$(1,773,662)

		$24,835,573	$(1,773,662)

Equity Price	Put Options Purchased	$398,184	$—

		$398,184	$—

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$13,168,768	$(15,449,565)

		$13,168,768	$(15,449,565)

Interest Rate	Cross-Currency Swaps	$274,987	$(1,757,268)
Interest Rate	Futures Contracts*	981,178	(799,256)
Interest Rate	Interest Rate Swaps	334,527	(430,794)

		$1,590,692	$(2,987,318)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,164,637,611

Gross unrealized appreciation	$22,996,350
Gross unrealized depreciation	(35,826,502)

Net unrealized depreciation	$(12,830,152)

17

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$501,228,462	$—	$501,228,462
Collateralized Mortgage Obligations	—	17,220,073	—	17,220,073
Precious Metals	64,303,850	—	—	64,303,850
Interest Rate Swaptions	—	723,288	—	723,288
Put Options Purchased	—	398,184	—	398,184
Short-Term Investments —
Foreign Government Securities	—	342,655,048	—	342,655,048
U.S. Treasury Obligations	—	16,567,402	—	16,567,402
Repurchase Agreements	—	132,074,835	—	132,074,835
Other	—	76,636,317	—	76,636,317

Total Investments	$64,303,850	$1,087,503,609	$—	$1,151,807,459

Forward Foreign Currency Exchange Contracts	$—	$13,168,768	$—	$13,168,768
Swap Contracts	—	25,445,087	—	25,445,087
Futures Contracts	4,098,237	—	—	4,098,237

Total	$68,402,087	$1,126,117,464	$—	$1,194,519,551

Liability Description

Securities Sold Short	$—	$(130,537,761)	$—	$(130,537,761)
Forward Commodity Contracts	—	(2,116,081)	—	(2,116,081)
Forward Foreign Currency Exchange Contracts	—	(15,449,565)	—	(15,449,565)
Swap Contracts	—	(3,961,724)	—	(3,961,724)
Futures Contracts	(880,256)	—	—	(880,256)

Total	$(880,256)	$(152,065,131)	$—	$(152,945,387)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

18

Eaton Vance
Multi-Strategy All Market Fund
January 31, 2012 (Unaudited)

Eaton Vance Multi-Strategy All Market Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investible assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Parametric Option Absolute Return Strategies Fund (the Affiliated Investment Fund). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2012, the Fund owned 0.1% of Boston Income Portfolio’s outstanding interests, 0.1% of Floating Rate Portfolio’s outstanding interests, 0.2% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, less than 0.05% of Global Macro Portfolio’s outstanding interests, less than 0.05% of Government Obligations Portfolio’s outstanding interests, 0.2% of International Income Portfolio’s outstanding interests, 99.8% of MSAM Completion Portfolio’s outstanding interests and 0.9% of Parametric Structured Absolute Return Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2012 is set forth below. The Fund commenced operations on October 31, 2011.

Eaton Vance
Multi-Strategy All Market Fund
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 89.5%

Description	Value

Boston Income Portfolio (identified cost, $2,552,610)	$2,588,731
Floating Rate Portfolio (identified cost, $2,039,695)	2,052,229
Global Macro Absolute Return Advantage Portfolio (identified cost, $1,803,425)	1,796,846
Global Macro Portfolio (identified cost, $765,497)	764,664
Government Obligations Portfolio (identified cost, $253,748)	253,625
International Income Portfolio (identified cost, $503,175)	508,664
MSAM Completion Portfolio (identified cost, $457,239)	457,348
Parametric Structured Absolute Return Portfolio (identified cost, $742,641)	753,412

Total Investments in Affiliated Portfolios (identified cost $9,118,030)	$9,175,519

Investments in Affiliated Investment Funds — 9.9%

Security	Shares	Value
Eaton Vance Parametric Option Absolute Return Strategy Fund, Class I	97,561	$1,019,512

Total Investments in Affiliated Investment Funds (identified cost, $1,000,000)		$1,019,512

Total Investments — 99.4% (identified cost $10,118,030)		$10,195,031

Other Assets, Less Liabilities — 0.6%		$56,820

Net Assets — 100.0%		$10,251,851

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund did not have any open financial instruments at January 31, 2012.

Transactions in affiliated investment funds for the fiscal year to date ended January 31, 2012 were as follows:

	Value,
	beginning of	Cost of	Proceeds from	Investment	Realized gain	Value, end of
Fund	period	purchases	sales	income	(loss)	period

Eaton Vance Parametric Option Absolute Return Strategy Fund, Class I	$—	$1,000,000	$—	$—	$—	$1,019,512

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,000,000

Gross unrealized appreciation	$19,512
Gross unrealized depreciation	—

Net unrealized appreciation	$19,512

1

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the Fund’s investment in the Portfolios and in the Affiliated Investment Fund were valued based on Level 1 inputs. The Fund held no investments as of October 31, 2011, the date it commenced operations.

For information on each Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolios’ most recent financial statements included in its semiannual or annual report to shareholders. The Fund’s investment in the Affiliated Investment Fund is valued at the closing net asset value per share. Investment transactions are accounted for on a trade date basis.

A copy of each Portfolio’s and the Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

2

Eaton Vance
Parametric Structured Absolute Return Fund
January 31, 2012 (Unaudited)

Eaton Vance Parametric Structured Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Parametric Structured Absolute Return Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2012, the value of the Fund’s investment in the Portfolio was $1,019,951 and the Fund owned 1.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below. The Fund commenced operations on October 31, 2011.

Parametric Structured Absolute Return Portfolio
January 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 59.8%

Security	Shares	Value
Australia — 1.5%
AGL Energy, Ltd.	3,565	$55,196
Amcor, Ltd.	10,720	80,103
Australia and New Zealand Banking Group, Ltd.	711	16,172
BHP Billiton, Ltd.	2,338	92,604
CFS Retail Property Trust	13,399	24,416
Commonwealth Bank of Australia	4,046	217,394
Computershare, Ltd.	3,083	25,021
CSL, Ltd.	1,037	34,215
GPT Group	2,432	7,976
Harvey Norman Holdings, Ltd.	7,368	16,108
Metcash, Ltd.	9,692	41,550
Newcrest Mining, Ltd.	238	8,519
Orica, Ltd.	2,879	75,646
Origin Energy, Ltd.	4,584	66,882
OZ Minerals, Ltd.	2,876	33,292
Qantas Airways, Ltd.(1)	12,818	21,429
Rio Tinto, Ltd.	658	48,277
Tabcorp Holdings, Ltd.	2,709	8,369
Tatts Group, Ltd.	3,153	8,493
Telstra Corp., Ltd.	10,245	36,211
Transurban Group	11,619	67,718
Wesfarmers, Ltd.	5,477	176,077
Wesfarmers, Ltd. PPS	965	31,539
Westpac Banking Corp.	1,869	41,898
Woolworths, Ltd.	2,020	53,137

		$1,288,242

Austria — 0.1%
Immofinanz AG(1)	5,396	$17,381
OMV AG	1,852	60,773
Telekom Austria AG	697	8,133
Verbund AG	263	7,147
Vienna Insurance Group	266	11,486

		$104,920

Belgium — 0.6%
Anheuser-Busch InBev NV	3,135	$190,612
Bekaert SA NV	168	6,852
Belgacom SA	1,561	48,778
Colruyt SA	818	30,983
Delhaize Group SA	1,393	75,941
Groupe Bruxelles Lambert SA	646	46,832
KBC Groep NV	697	13,288
Mobistar SA	410	20,531
Solvay SA	423	41,858
UCB SA	1,049	42,729
Umicore SA	682	31,769

		$550,173

Bermuda — 0.0%(2)
Arch Capital Group, Ltd.(1)	717	$25,848

		$25,848

Brazil — 1.4%
AES Tiete SA, PFC Shares	600	$8,589
All America Latina Logistica SA (Units)	1,600	9,203

Security	Shares	Value
Banco do Brasil SA	4,400	$68,473
Banco Santander Brasil SA ADR	1,800	16,416
BM&F Bovespa SA	10,700	67,304
BR Malls Participacoes SA	1,400	15,280
Bradespar SA, PFC Shares	400	8,052
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	800	11,722
Cia de Companhia de Concessoes Rodoviarias (CCR)	1,600	11,135
Cia de Saneamento Basico do Estado de Sao Paulo ADR(1)	200	13,178
Cia de Saneamento de Minas Gerais-Copasa MG	400	8,858
Cia Energetica de Sao Paulo, PFC Shares	500	9,386
Cia Hering	900	21,635
Cia Paranaense de Energia ADR	400	9,156
Cia Siderurgica Nacional SA ADR	900	9,243
Cielo SA	1,600	47,665
Companhia Energetica de Minas Gerais SA ADR	2,400	48,576
CPFL Energia SA ADR	300	8,895
Diagnosticos da America SA	2,200	21,154
Embraer SA ADR	400	10,968
Gerdau SA ADR	1,100	10,450
Itau Unibanco Holding SA ADR, PFC Shares	7,300	145,708
Light SA	500	7,853
Lojas Americanas SA, PFC Shares	3,600	34,801
Lojas Renner SA	700	23,638
Marcopolo SA, PFC Shares	1,800	8,159
Natura Cosmeticos SA	1,000	21,417
OGX Petroleo e Gas Participacoes SA(1)	1,400	13,261
PDG Realty SA Empreendimentos e Participacoes	8,800	35,659
Petroleo Brasileiro SA ADR	8,200	250,510
Redecard SA	2,300	41,466
Tele Norte Leste Participacoes SA ADR, PFC Shares	700	6,573
Tim Participacoes SA ADR	1,100	31,735
Totvs SA	500	8,597
Tractebel Energia SA	500	8,682
Ultrapar Participacoes SA	400	8,093
Vale SA ADR	7,700	194,810
Weg SA	700	7,804

		$1,284,104

Canada — 0.2%
Atlantic Power Corp.	297	$4,404
Bank of Montreal	521	30,281
Jaguar Mining, Inc.(1)	575	4,134
Lions Gate Entertainment Corp.(1)	3,327	33,536
SXC Health Solutions Corp.(1)	651	41,052
Thomson Reuters Corp.	1,877	51,599
Ultra Petroleum Corp.(1)	430	10,333

		$175,339

Chile — 0.7%
Antarchile SA, Series A	700	$11,192
Banco de Chile	566,000	85,199
Banco de Credito e Inversiones	200	13,019
Banco Santander Chile SA ADR	600	48,900
Cap SA	300	12,599
Cencosud SA	11,000	62,538
Cia Cervecerias Unidas SA	900	11,433
Colbun SA	36,800	9,657
Corpbanca SA	690,800	10,191
Empresa Nacional de Electricidad SA	35,400	54,691
Empresas CMPC SA	3,200	12,791
Empresas Copec SA	5,500	82,735
Enersis SA	40,700	14,737

Security	Shares	Value
ENTEL SA	500	$9,154
Lan Airlines SA	900	22,591
Parque Arauco SA	7,600	13,496
S.A.C.I. Falabella SA	10,500	90,284
Salfacorp SA	3,400	8,991
Sociedad Quimica y Minera de Chile SA ADR	1,000	58,740
Vina Concha y Toro SA	5,300	11,320

		$644,258

China — 2.2%
AAC Technologies Holdings, Inc.	2,000	$4,889
Agricultural Bank of China, Ltd., Class H	134,000	66,172
Air China, Ltd., Class H	10,000	7,911
Anhui Conch Cement Co., Ltd., Class H	11,000	37,060
Baidu, Inc. ADR(1)	1,300	165,776
Bank of Communications, Ltd., Class H	20,000	15,989
Beijing Enterprises Holdings, Ltd.	1,500	8,690
Brilliance China Automotive Holdings, Ltd.(1)	6,000	6,414
BYD Co., Ltd., Class H(1)	2,500	7,801
China CITIC Bank Corp., Ltd., Class H	88,000	55,684
China Coal Energy Co., Class H	20,000	25,001
China Communications Construction Co., Ltd., Class H	12,000	11,152
China Construction Bank Corp., Class H	241,000	192,047
China Eastern Airlines Corp., Ltd., Class H(1)	16,000	5,700
China Life Insurance Co., Ltd., Class H	32,000	93,931
China Longyuan Power Group Corp., Class H	11,000	8,299
China Mengniu Dairy Co., Ltd.	11,000	29,219
China Merchants Bank Co., Ltd., Class H	25,500	55,959
China Merchants Holdings (International) Co., Ltd.	6,000	19,888
China Minsheng Banking Corp, Ltd., Class H	16,500	15,293
China Mobile, Ltd.	29,500	301,484
China National Building Material Co., Ltd., Class H	30,000	36,074
China Overseas Land & Investment, Ltd.	28,000	51,806
China Pacific Insurance (Group) Co., Ltd., Class H	4,200	13,975
China Resources Enterprise, Ltd.	8,000	27,514
China Resources Power Holdings Co., Ltd.	6,000	11,726
China Telecom Corp., Ltd., Class H	116,000	65,078
China Yurun Food Group, Ltd.	4,000	6,604
Citic Pacific, Ltd.	5,000	9,564
Ctrip.com International, Ltd. ADR(1)	1,500	37,575
Digital China Holdings, Ltd.	4,000	6,593
Dongfeng Motor Group Co., Ltd., Class H	20,000	37,372
Focus Media Holding, Ltd. ADR(1)	200	4,000
Guangdong Investment, Ltd.	10,000	5,788
Guangzhou Automobile Group Co., Ltd., Class H	6,000	6,508
Home Inns & Hotels Management, Inc. ADR(1)	200	5,898
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	8,900	10,259
Inner Mongolia Yitai Coal Co., Ltd., Class B	3,700	18,784
Jiangxi Copper Co., Ltd., Class H	9,000	22,832
Kunlun Energy Co., Ltd.	14,000	22,046
Lenovo Group, Ltd.	12,000	9,553
Lianhua Supermarket Holdings Ltd., Class H	3,000	3,876
Mindray Medical International, Ltd. ADR	200	5,952
NetEase.com, Inc. ADR(1)	200	9,566
New Oriental Education & Technology Group, Inc. ADR(1)	3,100	73,842
NVC Lighting Holdings, Ltd.	14,000	5,751
Parkson Retail Group, Ltd.	4,000	4,756
PICC Property & Casualty Co., Ltd., Class H	8,000	10,527
Ports Design, Ltd.	3,000	4,910
Shanda Interactive Entertainment, Ltd. ADR(1)	100	4,073
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	8,000	7,329
SINA Corp.(1)	200	14,054

Security	Shares	Value
Sino Biopharmaceutical, Ltd.	16,000	$4,472
Sinopharm Group Co., Ltd., Class H	2,400	5,697
Sinotrans Shipping, Ltd.	24,000	6,178
Sohu.com, Inc.(1)	400	23,848
Sound Global, Ltd.	14,000	6,533
Suntech Power Holdings Co., Ltd. ADR(1)	2,300	7,475
Tingyi (Cayman Islands) Holding Corp.	6,000	17,581
Tsingtao Brewery Co., Ltd., Class H	2,000	10,831
Want Want China Holdings, Ltd.	45,000	41,808
Weichai Power Co., Ltd., Class H	6,000	32,172
WuXi PharmaTech (Cayman), Inc. ADR(1)	500	6,790
Yangzijiang Shipbuilding Holdings, Ltd.	10,000	8,749
Yanzhou Coal Mining Co., Ltd., Class H	16,000	38,260
Zhongsheng Group Holdings, Ltd.	3,500	7,007
ZTE Corp., Class H	2,200	5,961

		$1,911,906

Colombia — 0.4%
Almacenes Exito SA	2,200	$29,897
Bancolombia SA ADR, PFC Shares	1,700	105,417
Cia de Cemento Argos SA	1,600	14,814
Ecopetrol SA	34,200	86,907
Grupo de Inversiones Suramericana	1,500	25,257
Grupo Nutresa SA	1,900	22,357
Grupo Odinsa SA	3,200	15,503
Interconexion Electrica SA	2,400	14,876
ISAGEN SA ESP	12,700	14,628

		$329,656

Czech Republic — 0.4%
CEZ AS	5,800	$234,654
Komercni Banka AS	200	38,322
New World Resources PLC, Class A	3,900	28,938
Pegas Nonwovens SA	500	11,562
Unipetrol AS(1)	1,300	11,563

		$325,039

Denmark — 0.7%
A.P. Moller - Maersk A/S, Class A	5	$35,155
A.P. Moller - Maersk A/S, Class B	9	66,371
Carlsberg A/S, Class B	150	11,434
Coloplast A/S	550	81,198
Danske Bank A/S(1)	600	8,745
DSV A/S	2,500	51,181
Novo Nordisk A/S, Class B	1,700	202,008
Novozymes A/S, Class B	2,563	72,309
Tryg A/S	500	27,198
Vestas Wind Systems A/S(1)	400	4,513
William Demant Holding A/S(1)	350	29,008

		$589,120

Egypt — 0.4%
Alexandria Mineral Oils Co.	1,600	$20,640
Commercial International Bank	15,500	61,680
Eastern Tobacco	650	9,923
Egypt Kuwaiti Holding Co.	7,700	8,701
Egyptian Financial Group-Hermes Holding SAE(1)	3,600	7,362
Egyptian International Pharmaceutical Industrial Co.	1,600	9,011
El Sewedy Cables Holding Co.	2,000	8,624
Ezz Steel	7,100	6,898
Juhayna Food Industries(1)	15,700	12,387
Orascom Construction Industries (OCI)	2,200	92,774
Orascom Telecom Holding SAE(1)	79,500	48,225

Security	Shares	Value
Orascom Telecom Media And Technology Holding SAE(1)	29,400	$5,413
Sidi Kerir Petrochemicals Co.	5,400	12,375
Talaat Moustafa Group(1)	11,600	7,757
Telecom Egypt	10,800	27,045

		$338,815

Finland — 0.5%
Elisa Oyj	2,089	$43,989
Fortum Oyj	1,239	27,245
Kesko Oyj, Class B	604	21,348
Kone Oyj, Class B	2,071	113,044
Nokia Oyj	1,114	5,595
Nokian Renkaat Oyj	1,183	42,352
Orion Oyj, Class B	1,478	28,715
Pohjola Bank PLC	2,024	21,610
Sampo Oyj	2,283	60,178
Sanoma Oyj	1,159	15,666
Stora Enso Oyj	6,761	48,282
UPM-Kymmene Oyj	625	8,036
Wartsila Oyj	1,442	48,737

		$484,797

France — 1.2%
Alcatel-Lucent(1)	43,067	$76,033
AtoS(1)	616	31,012
Carrefour SA	1,741	39,860
Christian Dior SA	115	16,299
Compagnie Generale des Etablissements Michelin, Class B	573	39,316
Dassault Systemes SA	728	60,431
EDF SA	1,225	28,287
Essilor International SA	839	61,541
France Telecom SA	950	14,281
GDF Suez	4,929	134,190
Imerys SA	208	11,613
JC Decaux SA(1)	304	7,728
L’Oreal SA	1,664	177,250
LVMH Moet Hennessy Louis Vuitton SA	247	40,015
M6-Metropole Television	444	7,440
Neopost SA	394	27,856
PPR SA	504	79,586
PSA Peugeot Citroen	1,187	21,964
Sanofi SA	924	68,508
Societe BIC SA	410	36,550
Suez Environnement Co. SA	1,857	23,792
Total SA	592	31,377
Unibail-Rodamco SE	41	7,889
Vivendi SA	1,144	24,000

		$1,066,818

Germany — 1.3%
Bayerische Motoren Werke AG	967	$82,982
Bayerische Motoren Werke AG, PFC Shares	652	37,228
Beiersdorf AG	988	59,424
Continental AG(1)	106	8,500
Daimler AG	1,365	75,761
Deutsche Lufthansa AG	2,572	35,713
Deutsche Post AG	2,492	41,555
Deutsche Telekom AG	2,427	27,344
E.ON AG	314	6,738
Fraport AG	120	7,211
Fresenius Medical Care AG & Co. KGaA	261	18,660
Hannover Rueckversicherung AG	643	34,255

Security	Shares	Value
Henkel AG & Co. KGaA	1,342	$69,857
Henkel AG & Co. KGaA, PFC Shares	1,615	99,785
Linde AG	157	24,966
Metro AG	171	6,600
Porsche Automobil Holding SE, PFC Shares	496	30,544
SAP AG	4,129	249,646
Siemens AG	781	73,755
ThyssenKrupp AG	2,998	85,462
Volkswagen AG	49	7,948
Volkswagen AG, PFC Shares	313	55,633

		$1,139,567

Greece — 0.0%(2)
Coca-Cola Hellenic Bottling Co. SA(1)	1,654	$30,623
OPAP SA	724	7,404
Public Power Corp. SA	903	4,642

		$42,669

Hong Kong — 1.1%
Bank of East Asia, Ltd.	15,600	$63,658
BOC Hong Kong (Holdings), Ltd.	29,500	77,788
Cathay Pacific Airways, Ltd.	16,000	31,806
Cheung Kong Infrastructure Holdings, Ltd.	7,000	39,873
CLP Holdings, Ltd.	9,000	73,584
Hang Lung Group, Ltd.	8,000	50,853
Hang Seng Bank, Ltd.	10,100	130,835
Henderson Land Development Co., Ltd.	2,000	10,878
Hong Kong & China Gas Co., Ltd.	40,000	94,994
Hopewell Holdings, Ltd.	9,500	24,861
Lifestyle International Holdings, Ltd.	3,500	8,217
Link REIT (The)	30,500	111,424
MTR Corp., Ltd.	16,000	53,376
Power Assets Holdings, Ltd.	12,500	90,027
Sands China, Ltd.(1)	2,400	8,055
Shangri-La Asia, Ltd.	14,000	29,128
Wharf Holdings, Ltd. (The)	8,000	45,629
Wing Hang Bank, Ltd.	1,500	13,834

		$958,820

Hungary — 0.4%
EGIS Pharmaceuticals PLC	100	$7,354
FHB Mortgage Bank Rt.(1)	3,500	7,965
Magyar Telekom Rt.	10,300	24,518
MOL Hungarian Oil & Gas Rt.(1)	1,130	94,666
OTP Bank Rt.	7,720	138,488
Richter Gedeon Rt.	260	42,776

		$315,767

India — 0.2%
Dr. Reddy’s Laboratories, Ltd. ADR	200	$6,830
Infosys, Ltd. ADR	3,200	175,968

		$182,798

Indonesia — 0.7%
Adaro Energy PT	51,500	$10,454
AKR Corporindo Tbk PT	18,000	7,295
Bakrie & Brothers Tbk PT(1)	989,000	5,491
Bank Central Asia Tbk PT	104,500	92,798
Bank Mandiri Tbk PT	60,500	44,981
Bank Negara Indonesia Persero Tbk PT	15,500	6,223
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	57,500	6,555
Bank Rakyat Indonesia PT	67,500	51,273
Bumi Resources Tbk PT	105,000	29,680

Security	Shares	Value
Energi Mega Persada Tbk PT(1)	355,500	$7,759
Gudang Garam Tbk PT	2,500	15,820
Indo Tambangraya Megah Tbk PT	1,500	6,110
Indocement Tunggal Prakarsa Tbk PT	5,500	10,348
Indofood Sukses Makmur Tbk PT	46,000	24,535
Jasa Marga Tbk PT	15,500	7,531
Kalbe Farma Tbk PT	33,500	13,116
Lippo Karawaci Tbk PT	85,500	6,362
Perusahaan Gas Negara PT	146,500	54,864
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	41,000	11,036
Semen Gresik (Persero) Tbk PT	9,000	11,298
Tambang Batubara Bukit Asam Tbk PT	3,000	6,708
Telekomunikasi Indonesia Tbk PT	129,500	98,725
Unilever Indonesia Tbk PT	7,000	15,224
United Tractors Tbk PT	25,500	80,259
XL Axiata Tbk PT	11,500	5,714

		$630,159

Ireland — 0.4%
Accenture PLC, Class A	1,917	$109,921
Cooper Industries PLC	805	47,592
CRH PLC	2,331	46,318
Elan Corp. PLC(1)	2,666	36,182
Kerry Group PLC, Class A	2,731	100,425

		$340,438

Israel — 0.6%
Bank Hapoalim B.M.	18,143	$63,010
Bank Leumi Le-Israel B.M.	11,597	37,675
Bezeq Israeli Telecommunication Corp., Ltd.	18,240	31,508
Cellcom Israel, Ltd.	887	12,868
Elbit Systems, Ltd.	707	29,403
Israel Chemicals, Ltd.	4,499	46,958
Israel Corp., Ltd.	12	7,272
Israel Discount Bank, Ltd., Series A(1)	6,833	9,801
Mizrahi Tefahot Bank, Ltd.	2,705	23,591
NICE Systems, Ltd.(1)	803	28,801
Partner Communications Co., Ltd.	1,664	13,708
Teva Pharmaceutical Industries, Ltd. ADR	4,170	188,192

		$492,787

Italy — 0.8%
A2A SpA	6,111	$5,826
Atlantia SpA	2,482	38,680
Autogrill SpA	1,490	16,352
Banca Carige SpA	8,542	16,900
Enel Green Power SpA	7,388	14,725
Enel SpA	6,210	25,435
ENI SpA	11,641	257,928
EXOR SpA	808	18,675
Finmeccanica SpA	1,705	7,695
Luxottica Group SpA	1,270	41,771
Mediaset SpA	2,115	6,263
Parmalat SpA	20,101	38,143
Pirelli & C. SpA	5,536	51,308
Prysmian SpA	523	7,872
Snam Rete Gas SpA	14,962	67,452
Telecom Italia SpA	6,097	6,213
Telecom Italia SpA RSP	9,463	7,965
Tenaris SA	463	9,098
Terna Rete Elettrica Nazionale SpA	13,312	48,788

		$687,089

Security	Shares	Value
Japan — 2.7%
ABC-Mart, Inc.	300	$10,749
All Nippon Airways Co., Ltd.	13,000	37,952
Aozora Bank, Ltd.	9,000	25,101
Bank of Kyoto, Ltd. (The)	4,000	34,560
Bank of Yokohama, Ltd. (The)	11,000	51,085
Canon, Inc.	400	17,170
Chiba Bank, Ltd. (The)	6,000	37,338
Chugai Pharmaceutical Co., Ltd.	2,400	38,232
Chugoku Bank, Ltd. (The)	3,000	41,003
Dainippon Sumitomo Pharma Co., Ltd.	2,300	26,585
DeNA Co., Ltd.	100	2,537
Electric Power Development Co., Ltd.	300	7,980
FamilyMart Co., Ltd.	900	36,509
Gunma Bank, Ltd. (The)	7,000	38,219
Hachijuni Bank, Ltd. (The)	6,000	35,236
Hamamatsu Photonics K.K.	1,700	61,241
Hiroshima Bank, Ltd. (The)	8,000	37,675
Honda Motor Co., Ltd.	2,600	89,730
Isetan Mitsukoshi Holdings, Ltd.	3,700	41,762
ITOCHU Corp.	1,000	10,889
ITOCHU Techno-Solutions Corp.	500	23,207
Iyo Bank, Ltd. (The)	4,000	38,521
Japan Prime Realty Investment Corp.	3	7,179
Joyo Bank, Ltd. (The)	3,000	13,311
JX Holdings, Inc.	1,300	7,883
Kamigumi Co., Ltd.	4,000	35,284
Kansai Paint Co., Ltd.	3,000	28,383
Keikyu Corp.	2,000	18,372
Keio Corp.	8,000	59,046
Keyence Corp.	400	100,039
Kintetsu Corp.	5,000	20,139
Kyowa Hakko Kirin Co., Ltd.	2,000	24,692
Lawson, Inc.	900	54,764
McDonald’s Holdings Co. (Japan), Ltd.	1,700	46,258
Miraca Holdings, Inc.	200	7,504
Mitsubishi Tanabe Pharma Corp.	3,000	42,396
Mizuho Financial Group, Inc.	5,400	8,178
NGK Spark Plug Co., Ltd.	2,000	24,734
Nidec Corp.	400	38,322
Nippon Electric Glass Co., Ltd.	1,000	8,720
Nippon Telegraph & Telephone Corp.	200	10,033
Nishi-Nippon City Bank, Ltd. (The)	8,000	23,492
Nitori Co., Ltd.	50	4,598
NTT DoCoMo, Inc.	82	145,816
Odakyu Electric Railway Co., Ltd.	7,000	69,593
OMRON Corp.	300	6,049
Ono Pharmaceutical Co., Ltd.	900	50,821
Oracle Corp. Japan	600	21,025
Oriental Land Co., Ltd.	500	53,203
Rakuten, Inc.	78	78,953
Santen Pharmaceutical Co., Ltd.	1,000	41,056
Seven Bank, Ltd.	4,400	9,263
Shikoku Electric Power Co., Inc.	2,000	58,010
Shizuoka Bank, Ltd. (The)	4,000	41,152
Sumitomo Corp.	3,200	46,123
Sumitomo Heavy Industries, Ltd.	1,000	6,419
Suruga Bank, Ltd.	2,000	17,825
Suzuken Co., Ltd.	800	23,387
Sysmex Corp.	800	26,467
Taisho Pharmaceutical Holdings Co., Ltd.(1)	200	17,581
Takashimaya Co., Ltd.	3,000	23,371

Security	Shares	Value
Takeda Pharmaceutical Co., Ltd.	200	$8,695
TEIJIN, Ltd.	3,000	9,747
Toho Gas Co., Ltd.	5,000	32,455
Tokyo Gas Co., Ltd.	5,000	23,133
TonenGeneral Sekiyu K.K.	6,000	57,276
Tsumura & Co.	800	23,892
Uni-Charm Corp.	1,400	73,648
USS Co., Ltd.	350	33,477
Yahoo! Japan Corp.	26	7,955
Yakult Honsha Co., Ltd.	800	24,582
Yokogawa Electric Corp.(1)	700	6,927

		$2,364,509

Kuwait — 0.2%
Al Ahli Bank of Kuwait KSC	10,000	$24,408
Kuwait Finance House KSC	10,000	30,991
Mobile Telecommunications Co.	20,000	60,502
National Bank of Kuwait SAK	7,500	31,884

		$147,785

Luxembourg — 0.1%
ArcelorMittal	3,590	$73,750
SES SA	782	18,495

		$92,245

Malaysia — 0.7%
Airasia Bhd	6,600	$7,690
AMMB Holdings Bhd	12,100	23,268
Axiata Group Bhd	13,600	20,869
Batu Kawan Bhd	1,400	8,832
Boustead Holdings Bhd	3,850	6,932
British American Tobacco Malaysia Bhd	400	6,492
Dialog Group Bhd	7,900	6,349
Digi.com Bhd	20,300	26,405
Gamuda Bhd	22,400	27,207
Genting Bhd	13,700	50,014
Hong Leong Bank Bhd	2,300	8,576
IJM Corp. Bhd	4,200	7,916
IOI Corp. Bhd	18,900	33,508
Kencana Petroleum Bhd	7,500	7,686
Kuala Lumpur Kepong Bhd	3,100	26,169
Lafarge Malayan Cement Bhd	2,700	5,919
Malayan Banking Bhd	16,100	43,422
Malaysian Resources Corp. Bhd	9,600	6,831
Maxis Bhd	16,300	30,580
Multi-Purpose Holdings Bhd	7,300	6,858
Parkson Holdings Bhd	3,400	6,305
Petronas Chemicals Group Bhd	30,400	66,551
Petronas Dagangan Bhd	1,400	8,275
PPB Group Bhd	4,300	23,922
Public Bank Bhd	5,700	25,459
Resorts World Bhd	20,400	27,052
RHB Capital Bhd	3,300	7,720
SapuraCrest Petroleum Bhd	4,700	7,503
Sime Darby Bhd	23,500	70,559
Telekom Malaysia Bhd	4,900	7,731
Tenaga Nasional Bhd	16,000	31,516

		$644,116

Mexico — 1.4%
Alfa SAB de CV, Series A	1,800	$23,628
America Movil SAB de CV ADR, Series L	19,500	452,595
Bolsa Mexicana de Valores SAB de CV	3,700	6,909

Security	Shares	Value
Cemex SAB de CV ADR(1)	4,700	$32,007
Coca Cola Femsa SAB de CV ADR	100	9,800
Compartamos SAB de CV	6,500	7,600
Corporacion GEO SAB de CV, Series B(1)	4,400	6,947
Embotelladoras Arca SAB de CV	1,400	6,509
Empresas ICA SAB de CV(1)	4,900	7,985
Fomento Economico Mexicano SA de CV ADR	700	49,364
Genomma Lab Internacional SA de CV(1)	2,900	6,363
Grupo Aeroportuario del Pacifico SAB de CV ADR	200	7,494
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,000	6,598
Grupo Bimbo SA de CV, Series A	5,500	12,237
Grupo Carso SA de CV, Series A1	3,400	10,304
Grupo Elektra SA de CV	200	17,493
Grupo Financiero Banorte SAB de CV, Class O	36,800	146,815
Grupo Financiero Inbursa SAB de CV, Class O	24,000	49,513
Grupo Mexico SAB de CV, Series B	49,043	156,113
Grupo Modelo SA de CV, Series C	1,500	9,296
Grupo Televisa SA ADR	1,100	21,692
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	6,400	11,785
Industrias CH SAB de CV, Series B(1)	1,900	7,087
Industrias Penoles SA de CV	600	28,679
Inmuebles Carso SAB de CV(1)	8,000	6,445
Kimberly-Clark de Mexico SAB de CV, Class A	1,300	7,381
Mexichem SAB de CV	3,300	11,393
Minera Frisco SAB de CV(1)	2,500	11,368
Promotora y Operadora de Infraestructura SAB de CV(1)	1,500	6,848
TV Azteca SAB de CV, Series CPO	9,900	6,775
Wal-Mart de Mexico SAB de CV, Series V	44,000	135,874

		$1,280,897

Morocco — 0.4%
Attijariwafa Bank	2,200	$93,475
Banque Centrale Populaire	400	9,259
Banque Marocaine du Commerce Exterieur (BMCE)	700	17,409
Ciments du Maroc	100	11,284
Cosumar Compagnie Sucriere Marocaine et de Raffinage	100	19,979
Delta Holding SA	1,800	9,515
Douja Promotion Groupe Addoha SA	4,200	35,558
Lafarge Ciments	100	17,737
Maroc Telecom	6,700	110,220

		$324,436

Netherlands — 1.1%
Akzo Nobel NV	1,543	$80,513
ASML Holding NV	3,278	140,918
Core Laboratories NV	333	35,375
Delta Lloyd NV	419	7,679
European Aeronautic Defence & Space Co.	2,535	85,234
Heineken Holding NV	264	10,683
Heineken NV	1,303	60,317
Koninklijke Ahold NV	8,572	113,751
Koninklijke DSM NV	1,289	66,254
Koninklijke KPN NV	12,607	138,342
Koninklijke Vopak NV	340	18,514
Philips Electronics NV	1,780	36,054
PostNL NV	1,598	6,448
QIAGEN NV(1)	2,597	42,418
Royal Boskalis Westminster NV	921	35,761
Unilever NV	1,971	65,684
Vistaprint NV(1)	466	16,674

		$960,619

Security	Shares	Value
New Zealand — 0.2%
Auckland International Airport, Ltd.	28,851	$58,397
Chorus, Ltd.(1)	1,620	4,360
Contact Energy, Ltd.(1)	4,288	16,915
Fletcher Building, Ltd.	4,475	24,067
Sky City Entertainment Group, Ltd.	12,194	35,475
Telecom Corporation of New Zealand, Ltd.	18,188	31,716

		$170,930

Norway — 0.7%
DNB ASA	3,400	$35,870
Norsk Hydro ASA	17,500	92,636
Orkla ASA	7,800	63,282
Seadrill, Ltd.	1,200	44,683
Statoil ASA	8,350	210,229
Telenor ASA	7,700	125,596
Yara International ASA	300	12,099

		$584,395

Panama — 0.0%(2)
Banco Latinoamericano de Comercio Exterior SA, Class E	186	$3,443
Copa Holdings SA, Class A	277	18,875

		$22,318

Peru — 0.4%
Alicorp SA	6,700	$14,825
Cia de Minas Buenaventura SA ADR	2,600	111,540
Credicorp, Ltd. ADR	900	102,294
Grana y Montero SA	6,500	16,558
Intergroup Financial Services Corp.	500	14,000
Luz del Sur SAA	6,300	17,337
Southern Copper Corp.	1,028	35,661
Volcan Cia Minera SA, Class B	17,100	22,258

		$334,473

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	41,200	$40,139
Aboitiz Power Corp.	8,800	6,193
Alliance Global Group, Inc.	30,000	7,685
Ayala Corp.	2,600	21,269
Ayala Land, Inc.	20,000	8,227
Bank of the Philippine Islands	5,300	7,475
DMCI Holdings, Inc.	6,600	7,069
International Container Terminal Services, Inc.	4,500	5,874
JG Summit Holding, Inc.	50,500	32,687
Jollibee Foods Corp.	2,800	6,381
Manila Electric Co.	1,100	7,174
Metro Pacific Investments Corp.	80,000	6,520
Philex Mining Corp.	49,400	26,788
Philippine Long Distance Telephone Co.	770	49,196
Robinsons Land Corp.	20,000	6,554
San Miguel Corp.	9,500	25,987
Semirara Mining Corp.	1,200	6,295
SM Investments Corp.	3,300	47,768
SM Prime Holdings, Inc.	21,000	8,026

		$327,307

Poland — 0.7%
Agora SA	1,000	$3,727
Asseco Poland SA	1,200	17,449
Bank Pekao SA	1,400	68,410
Boryszew SA(1)	14,000	3,267
BRE Bank SA(1)	120	10,964

Security	Shares	Value
Budimex SA	150	$3,954
Cyfrowy Polsat SA(1)	2,500	10,229
Emperia Holding SA	350	12,464
Enea SA	800	4,472
Eurocash SA	1,800	16,754
ING Bank Slaski SA	400	10,225
Jastrzebska Spolka Weglowa SA(1)	180	5,928
KGHM Polska Miedz SA	1,740	75,596
KOPEX SA(1)	550	4,020
Lubelski Wegiel Bogdanka SA	140	5,377
Netia SA(1)	2,300	4,055
NG2 SA	300	4,644
PBG SA	140	3,572
Polimex-Mostostal SA	6,600	3,690
Polish Oil & Gas	6,000	7,247
Polska Grupa Energetyczna SA	11,500	73,135
Polski Koncern Naftowy Orlen SA(1)	2,300	26,215
Powszechna Kasa Oszczednosci Bank Polski SA	9,600	103,683
Powszechny Zaklad Ubezpieczen SA	700	72,606
Tauron Polska Energia SA	5,800	9,735
Telekomunikacja Polska SA	13,350	71,611
TVN SA	2,600	9,095
Zaklady Azotowe Pulawy SA	120	3,462

		$645,586

Portugal — 0.2%
CIMPOR-Cimentos de Portugal, SGPS, SA	4,304	$29,019
EDP - Energias de Portugal SA	16,181	47,236
Galp Energia, SGPS, SA, Class B	1,752	28,287
Jeronimo Martins, SGPS, SA(1)	2,796	46,715
Portugal Telecom, SGPS, SA	4,021	19,991

		$171,248

Qatar — 0.3%
Commercial Bank of Qatar	700	$15,911
Industries Qatar	2,940	105,311
Masraf Al Rayan(1)	2,650	18,624
Qatar Electricity & Water Co.	880	34,102
Qatar Gas Transport Co., Ltd. (NAKILAT)	2,800	13,008
Qatar National Bank	1,078	39,410
Qatar Telecom QSC	1,300	52,104

		$278,470

Russia — 1.5%
CTC Media, Inc.	1,200	$12,024
Federal Grid Co. Unified Energy System JSC	1,500,000	15,635
Federal Hydrogenerating Co. ADR	4,000	15,520
LUKOIL OAO ADR	2,900	170,345
Mail.ru Group, Ltd. GDR(1)(3)	400	13,200
Mechel ADR	800	8,872
MMC Norilsk Nickel GDR	4,000	76,975
Mobile TeleSystems OJSC	13,100	92,112
Novolipetsk Steel GDR(3)	500	12,320
OAO Gazprom ADR	28,600	347,491
OAO Inter Rao Ues	20,692,200	22,368
OAO Tatneft ADR	500	17,430
Pharmstandard OJSC GDR(1)(3)	800	12,392
PIK Group GDR(1)(3)	3,400	8,160
Rosneft Oil Co. OJSC GDR(3)	8,000	59,036
Rostelecom(1)	7,500	36,737
Sberbank of Russia ADR(1)	13,700	164,487
Severstal OAO GDR(3)	1,000	14,380

Security	Shares	Value
Surgutneftegas OJSC ADR	3,000	$28,135
Surgutneftegas OJSC ADR, PFC Shares	34,000	20,935
Uralkali GDR(3)	1,000	35,718
Uralkali OJSC GDR(3)	500	17,770
VimpelCom, Ltd. ADR	1,300	13,858
VTB Bank OJSC GDR(3)	7,300	34,149
X5 Retail Group NV GDR(1)(3)	1,200	26,424
Yandex NV, Class A(1)	500	10,185

		$1,286,658

Singapore — 1.0%
Ascendas Real Estate Investment Trust	26,000	$38,509
Avago Technologies, Ltd.	896	30,410
ComfortDelGro Corp., Ltd.	8,000	9,425
DBS Group Holdings, Ltd.	19,000	203,924
Fraser and Neave, Ltd.	1,000	5,391
Genting Singapore PLC(1)	47,000	60,675
Jardine Cycle & Carriage, Ltd.	2,000	81,459
Oversea-Chinese Banking Corp., Ltd.	19,000	129,458
Singapore Airlines, Ltd.	6,000	52,840
Singapore Press Holdings, Ltd.	18,000	53,041
Singapore Technologies Engineering, Ltd.	4,000	9,360
Singapore Telecommunications, Ltd.	43,000	105,905
United Overseas Bank, Ltd.	9,000	123,544
UOL Group, Ltd.	7,000	25,549

		$929,490

South Africa — 1.4%
ABSA Group, Ltd.	500	$9,469
Adcock Ingram Holdings, Ltd.	1,000	8,002
AECI, Ltd.	800	8,705
African Bank Investments, Ltd.	1,800	8,384
African Rainbow Minerals, Ltd.	300	7,062
Anglo Platinum, Ltd.	100	7,071
AngloGold Ashanti, Ltd.	2,000	91,632
Aquarius Platinum, Ltd.	2,700	7,282
Aveng, Ltd.	1,900	8,422
AVI, Ltd.	1,800	9,546
Barloworld, Ltd.	1,100	12,302
Bidvest Group, Ltd.	2,700	57,822
Capital Property Fund	7,100	8,329
Clicks Group, Ltd.	1,500	7,598
Discovery Holdings, Ltd.	1,500	8,715
FirstRand, Ltd.	20,200	58,153
Harmony Gold Mining Co., Ltd.	600	7,283
Impala Platinum Holdings, Ltd.	2,400	52,552
Imperial Holdings, Ltd.	500	8,859
Kumba Iron Ore, Ltd.	100	6,846
Kumba Resources, Ltd.	400	9,848
Liberty Holdings, Ltd.	800	8,706
Massmart Holdings, Ltd.	400	8,997
Medi-Clinic Corp., Ltd.	1,800	8,166
MMI Holdings, Ltd.	3,800	8,823
Mondi, Ltd.	1,000	7,966
Mr. Price Group, Ltd.	800	8,812
MTN Group, Ltd.	19,400	330,068
Murray & Roberts Holdings, Ltd.(1)	2,600	8,911
Nampak, Ltd.	2,900	8,377
Nedbank Group, Ltd.	400	7,997
Netcare, Ltd.	4,500	7,807
Remgro, Ltd.	2,500	40,604
Reunert, Ltd.	1,000	8,308

Security	Shares	Value
RMB Holdings, Ltd.	2,500	$9,275
Sanlam, Ltd.	8,100	31,270
Sasol, Ltd.	2,600	132,944
Shoprite Holdings, Ltd.	1,700	28,230
Spar Group, Ltd.	600	8,490
Standard Bank Group, Ltd.	6,000	82,045
Steinhoff International Holdings, Ltd.(1)	3,000	9,568
Sun International, Ltd.	700	8,080
Telkom South Africa, Ltd.	2,100	7,914
Tiger Brands, Ltd.	900	28,956
Truworths International, Ltd.	800	7,994
Vodacom Group (Pty), Ltd.	3,000	36,897
Wilson Bayly Holmes-Ovcon, Ltd.	600	8,431
Woolworths Holdings, Ltd.	1,800	9,660

		$1,277,178

South Korea — 1.5%
Asiana Airlines, Inc.(1)	800	$5,256
BS Financial Group, Inc.	800	9,045
Celltrion, Inc.	200	6,680
Cheil Industries, Inc.	230	20,546
Cheil Worldwide, Inc.	400	6,194
CJ Corp.(1)	100	6,890
Dongbu Insurance Co., Ltd.	200	8,546
Hankook Tire Co., Ltd.(1)	300	11,965
Hite-Jinro Co., Ltd.(1)	300	6,679
Hynix Semiconductor, Inc.(1)	1,810	43,159
Hyundai Heavy Industries Co., Ltd.	180	49,834
Hyundai Marine & Fire Insurance Co., Ltd.	400	11,737
Hyundai Merchant Marine Co., Ltd.(1)	300	7,700
Hyundai Motor Co.	600	117,862
Hyundai Steel Co.(1)	100	9,632
Industrial Bank of Korea(1)	700	7,851
Kangwon Land, Inc.(1)	300	7,029
Korea Electric Power Corp.(1)	2,200	54,670
Korea Express Co., Ltd.(1)	100	7,900
Korea Zinc Co., Ltd.(1)	30	10,217
Korean Air Lines Co., Ltd.(1)	200	9,062
Korean Reinsurance Co.	500	6,390
KT&G Corp.	810	56,755
LG Chem, Ltd.	210	69,716
LG Corp.	200	12,515
LG Display Co., Ltd.(1)	300	7,808
LG Electronics, Inc.	370	27,210
LG Hausys, Ltd.	100	7,411
LIG Insurance Co., Ltd.	300	6,468
NHN Corp.	100	18,852
POSCO	300	110,387
S-Oil Corp.	100	10,816
Samsung C&T Corp.	200	12,314
Samsung Electro-Mechanics Co., Ltd.	100	8,190
Samsung Electronics Co., Ltd.	330	324,946
Samsung Fine Chemicals Co., Ltd.	100	5,473
Samsung Fire & Marine Insurance Co., Ltd.	300	58,037
Samsung Heavy Industries Co., Ltd.	300	9,525
Samsung Life Insurance Co., Ltd.	720	53,686
Samsung Securities Co., Ltd.	490	26,723
SK Broadband Co., Ltd.(1)	1,600	4,781
SK Chemicals Co., Ltd.	200	11,483

Security	Shares	Value
TONG-YANG Securities, Inc.	1,200	$6,556
Woori Finance Holdings Co., Ltd.(1)	1,200	11,819

		$1,286,315

Spain — 1.0%
Abertis Infraestructuras SA	2,565	$43,293
Acerinox SA	597	8,483
ACS Actividades de Construccion y Servicios SA	877	27,100
Amadeus IT Holding SA, Class A	2,137	36,664
Banco Popular Espanol SA	1,895	8,163
Bankia SA(1)	15,461	70,139
CaixaBank SA	9,051	45,541
Enagas	1,907	38,237
Fomento de Construcciones y Contratas SA	1,193	28,073
Grifols SA(1)	1,562	28,555
Iberdrola SA	17,469	103,190
Indra Sistemas SA	1,128	14,878
Industria de Diseno Textil SA	1,143	99,883
International Consolidated Airlines Group SA(1)	6,706	18,705
Red Electrica Corp. SA	1,031	47,479
Telefonica SA	11,459	199,984
Zardoya Otis SA	1,861	26,575

		$844,942

Sweden — 0.8%
Atlas Copco AB, Class A	1,000	$23,845
Atlas Copco AB, Class B	400	8,477
Boliden AB	5,450	93,484
Electrolux AB, Series B	2,200	40,421
Hennes & Mauritz AB, Class B	3,000	98,291
Husqvarna AB, Class B	4,200	22,218
Millicom International Cellular SA SDR	500	49,500
Nordea Bank AB	11,800	99,054
Skanska AB	2,400	42,019
Swedbank AB, Class A	600	8,636
Tele2 AB, Class B	3,100	59,279
Telefonaktiebolaget LM Ericsson, Class B	4,000	37,225
TeliaSonera AB	15,500	103,332

		$685,781

Switzerland — 1.5%
ABB, Ltd.(1)	413	$8,619
Actelion, Ltd.(1)	964	36,991
Allied World Assurance Co. Holdings AG	49	3,015
Baloise Holding AG	355	27,261
Kuehne & Nagel International AG	333	41,953
Lindt & Spruengli AG	1	34,221
Lindt & Spruengli AG PC	11	31,798
Nestle SA	4,421	253,695
Novartis AG	4,149	225,180
Roche Holding AG PC	1,210	205,282
Schindler Holding AG	366	42,602
Schindler Holding AG PC	413	48,062
SGS SA	55	99,010
Sonova Holding AG(1)	494	50,652
Straumann Holding AG	45	8,108
Swatch Group, Ltd. (The)	245	18,043
Swatch Group, Ltd. (The), Bearer Shares	19	8,039
Swiss Life Holding AG(1)	61	6,065
Swisscom AG	215	84,998
Synthes, Inc.(3)	92	15,683

Security	Shares	Value
Tyco International, Ltd.	1,060	$54,007
Weatherford International, Ltd.(1)	909	15,217

		$1,318,501

Taiwan — 1.5%
Acer, Inc.	9,000	$12,582
Advanced Semiconductor Engineering, Inc.	13,000	13,670
Ambassador Hotel	4,000	4,726
Asia Cement Corp.	5,000	6,001
Asia Optical Co., Inc.(1)	4,000	3,273
Asustek Computer, Inc.	6,000	47,429
AU Optronics Corp.	27,000	14,383
Catcher Technology Co., Ltd.	5,000	31,110
Cathay Financial Holding Co., Ltd.	35,000	39,958
Chang Hwa Commercial Bank	7,000	3,961
Cheng Shin Rubber Industry Co., Ltd.	15,000	35,617
Chimei Innolux Corp.(1)	27,000	12,508
China Airlines, Ltd.	12,000	5,641
China Development Financial Holding Corp.	32,000	9,520
Chinatrust Financial Holding Co., Ltd.	59,000	38,087
Chong Hong Construction Co., Ltd.	2,000	3,987
Chunghwa Telecom Co., Ltd.	27,000	87,704
Compal Electronics, Inc.	13,000	14,570
Delta Electronics, Inc.	10,000	25,889
EVA Airways Corp.	9,000	6,044
Far Eastern Department Stores, Ltd.	3,000	4,051
Far Eastern International Bank	17,000	6,693
Far Eastern New Century Corp.	19,000	23,356
Far EasTone Telecommunications Co., Ltd.	15,000	28,915
First Financial Holding Co., Ltd.	38,000	23,299
Formosa Chemicals & Fibre Corp.	19,000	54,570
Formosa Petrochemical Corp.	10,000	31,182
Formosa Plastics Corp.	23,000	67,015
Formosan Rubber Group, Inc.	4,000	2,682
Foxconn International Holdings, Ltd.(1)	16,000	11,001
Foxconn Technology Co., Ltd.	7,000	27,480
Fubon Financial Holding Co., Ltd.	33,000	36,760
Giant Manufacturing Co., Ltd.	1,000	4,229
Goldsun Development & Construction Co., Ltd.	10,000	3,938
Hotai Motor Co., Ltd.	3,000	15,521
Hua Nan Financial Holdings Co., Ltd.	9,026	5,125
Kerry TJ Logistics Co., Ltd.	7,000	7,644
Mega Financial Holding Co., Ltd.	60,000	41,136
Nan Ya Plastics Corp.	29,000	61,285
Pou Chen Corp.	7,000	6,142
President Chain Store Corp.	5,000	26,908
Quanta Computer, Inc.	24,000	51,348
Radiant Opto-Electronics Corp.	3,000	11,419
Radium Life Tech Co., Ltd.	5,000	4,095
Ruentex Industries, Ltd.	2,000	3,813
Sanyang Industrial Co., Ltd.	8,000	4,732
Shin Kong Synthetic Fibers Corp.	12,000	3,748
Siliconware Precision Industries Co., Ltd.	20,000	23,020
Sincere Navigation	6,000	5,398
Solar Applied Materials Technology Corp.	7,000	8,707
Standard Foods Corp.	2,000	6,790
Synnex Technology International Corp.	5,000	12,340
Taishin Financial Holdings Co., Ltd.	10,000	3,718
Taiwan Cement Corp.	23,000	28,685
Taiwan Cooperative Financial Holding Co., Ltd.(1)	8,000	5,002
Taiwan Fertilizer Co., Ltd.	2,000	5,190
Tong Yang Industry Co., Ltd.	5,000	5,797

Security	Shares	Value
TPK Holding Co., Ltd.(1)	1,000	$14,523
TTY Biopharm Co., Ltd.	2,000	6,956
Uni-President Enterprises Corp.	31,000	45,752
United Microelectronics Corp.	108,000	56,965
Waterland Financial Holdings	12,000	3,939
Wei Chuan Food Corp.	4,000	4,520
Wistron Corp.	9,000	13,520
Yageo Corp.	36,000	11,078
Yieh Phui Enterprise	9,000	3,029
Yuanta Financial Holding Co., Ltd.(1)	56,000	31,661
Yuen Foong Yu Paper Manufacturing Co., Ltd.	9,000	3,850
Yulon Motor Co., Ltd.	3,000	5,877

		$1,291,064

Thailand — 0.7%
Advanced Info Service PCL(4)	19,800	$96,444
Airports of Thailand PCL(4)	3,200	5,445
Bangkok Bank PCL(4)	1,400	7,521
Bangkok Dusit Medical Services PCL(1)(4)	1,800	4,459
Bank of Ayudhya PCL(4)	8,700	6,251
Banpu PCL(4)	300	5,731
BEC World PCL(4)	4,500	6,274
Bumrungrad Hospital PCL(4)	3,800	5,797
Central Pattana PCL(4)	3,900	4,940
Charoen Pokphand Foods PCL(4)	35,500	40,093
CP ALL PCL(4)	22,700	42,859
Delta Electronics (Thailand) PCL(4)	7,300	5,046
Dynasty Ceramic PCL(4)	2,900	5,806
Electricity Generating PCL(4)	1,500	4,435
Esso Thailand PCL(4)	18,000	7,625
Glow Energy PCL(4)	2,700	4,860
Hana Microelectronics PCL(4)	8,700	5,139
Home Product Center PCL(4)	13,300	4,807
IRPC PCL(4)	42,000	6,202
Kasikornbank PCL(4)	11,500	49,082
Krung Thai Bank PCL(4)	8,600	4,243
Land & Houses PCL(4)	21,600	4,600
PTT Exploration & Production PCL(4)	10,200	58,237
PTT Global Chemical PCL(1)(4)	4,200	9,032
PTT PCL(4)	7,600	83,321
Ratchaburi Electricity Generating Holding PCL(4)	3,000	4,265
Robinson Department Store PCL(4)	3,700	5,008
Shin Corp. PCL(4)	3,500	5,651
Siam Cement PCL(4)	2,800	31,256
Siam City Cement PCL(4)	500	4,148
Siam Commercial Bank PCL(4)	15,000	58,502
Siam Makro PCL(4)	600	4,954
Thai Beverage PCL	38,000	8,899
Thai Oil PCL(4)	2,900	6,004
Thai Union Frozen Products PCL(4)	2,300	4,937
Thanachart Capital PCL(4)	5,000	4,193
TMB Bank PCL(4)	89,700	4,830
Total Access Communication PCL(4)	13,600	29,419
TPI Polene PCL(4)	11,900	6,298
True Corp. PCL(1)(4)	44,200	4,618

		$661,231

Turkey — 0.7%
Akbank TAS	17,200	$64,506
Akenerji Elektrik Uretim AS(1)	1,900	2,230
Aksa Akrilik Kimya Sanayii AS	1,200	3,039
Anadolu Efes Biracilik ve Malt Sanayii AS	900	12,569

Security	Shares	Value
Arcelik AS	1,300	$5,620
BIM Birlesik Magazalar AS	1,500	46,183
Cimsa Cimento Sanayi ve Ticaret AS	800	3,848
Coca-Cola Icecek AS	400	5,231
Dogan Sirketler Grubu Holding AS(1)	10,000	3,433
Eczacibasi Ilac Sanayi ve Ticaret AS	2,500	2,514
Enka Insaat ve Sanayi AS	14,800	40,444
Eregli Demir ve Celik Fabrikalari TAS	19,900	43,442
Ford Otomotiv Sanayi AS	400	3,571
Haci Omer Sabanci Holding AS	3,100	11,846
Ihlas Holding AS(1)	7,300	3,156
Is Gayrimenkul Yatirim Ortakligi AS	4,700	2,981
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	7,500	3,495
KOC Holding AS	16,300	63,306
Koza Altin Isletmeleri AS	400	7,074
Petkim Petrokimya Holding AS(1)	3,800	4,350
Tekfen Holding AS	1,300	4,455
Tofas Turk Otomobil Fabrikasi AS	900	3,818
Trakya Cam Sanayii AS	2,200	3,272
Tupras-Turkiye Petrol Rafinerileri AS	2,200	50,009
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	4,900	6,477
Turk Telekomunikasyon AS	10,000	44,593
Turkcell Iletisim Hizmetleri AS(1)	15,100	77,691
Turkiye Garanti Bankasi AS	23,400	84,260
Turkiye Halk Bankasi AS	1,100	7,220
Turkiye Is Bankasi	5,300	11,040
Turkiye Sinai Kalkinma Bankasi AS	3,100	3,736
Turkiye Vakiflar Bankasi TAO	3,700	6,002
Ulker Gida Sanayi ve Ticaret AS	1,200	3,605
Yapi ve Kredi Bankasi AS(1)	2,900	5,371
Yazicilar Holding AS	900	5,628

		$650,015

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank (PJSC)(1)	21,300	$16,727
Abu Dhabi National Hotels	13,000	7,434
Air Arabia (PJSC)	60,200	10,677
Dana Gas(1)	85,000	9,470
DP World, Ltd.	9,000	98,370
Dubai Financial Market(1)	32,100	7,068
Emaar Properties (PJSC)	103,300	76,834
National Bank of Abu Dhabi (PJSC)	26,100	76,109
Ras Al Khaimah Ceramics(1)	26,200	10,262
Union National Bank	12,200	10,254

		$323,205

United Kingdom — 2.8%
Amdocs, Ltd.(1)	457	$13,454
Anglo American PLC	202	8,384
AstraZeneca PLC	4,103	197,613
BAE Systems PLC	30,348	147,476
BG Group PLC	5,546	124,966
BHP Billiton PLC	3,645	122,533
BP PLC	20,824	156,650
Burberry Group PLC	2,172	46,029
Centrica PLC	28,220	130,662
Compass Group PLC	4,433	41,202
Experian PLC	5,202	70,578
GlaxoSmithKline PLC	1,887	41,974
Imperial Tobacco Group PLC	215	7,700
Kingfisher PLC	21,296	85,985
National Grid PLC	919	9,151

Security	Shares	Value
Next PLC	1,877	$77,571
Reckitt Benckiser Group PLC	154	8,204
Reed Elsevier PLC	4,277	35,437
Resolution, Ltd.	1,961	8,449
Rexam PLC	1,433	8,462
Rolls-Royce Holdings PLC(1)	10,759	124,933
Royal Dutch Shell PLC, Class A	6,614	234,644
Royal Dutch Shell PLC, Class B	4,852	177,326
SABMiller PLC	1,805	68,606
Sage Group PLC (The)	13,667	63,232
Serco Group PLC	5,579	44,723
Shire PLC	4,343	144,174
SSE PLC	787	15,184
Tesco PLC	2,654	13,383
Unilever PLC	245	7,918
Vodafone Group PLC	48,726	131,422
Whitbread PLC	755	19,590
WM Morrison Supermarkets PLC	25,464	114,880

		$2,502,495

United States — 19.7%
3M Co.	1,551	$134,487
A.O. Smith Corp.	271	11,512
Abbott Laboratories	2,395	129,689
Abercrombie & Fitch Co., Class A	71	3,262
ABIOMED, Inc.(1)	190	3,517
AboveNet, Inc.(1)	50	3,323
Acuity Brands, Inc.	62	3,610
Advance Auto Parts, Inc.	45	3,449
Advanced Energy Industries, Inc.(1)	178	1,894
Advisory Board Co. (The)(1)	255	19,451
AGL Resources, Inc.	512	21,253
Air Products and Chemicals, Inc.	469	41,286
Airgas, Inc.	420	33,151
Akamai Technologies, Inc.(1)	501	16,157
Alaska Air Group, Inc.(1)	307	23,372
Alaska Communications Systems Group Inc.	402	1,093
Alcoa, Inc.	1,863	18,928
Alexander & Baldwin, Inc.	40	1,892
Alexion Pharmaceuticals, Inc.(1)	677	51,967
Allegheny Technologies, Inc.	81	3,677
Allegiant Travel Co.(1)	56	3,078
Allergan, Inc.	818	71,910
Alliant Energy Corp.	254	10,767
Allied Nevada Gold Corp.(1)	550	19,762
Allscripts Healthcare Solutions, Inc.(1)	87	1,663
Alpha & Omega Semiconductor, Ltd.(1)	2,431	22,560
Altera Corp.	1,101	43,809
Altria Group, Inc.	5,131	145,720
Amazon.com, Inc.(1)	538	104,609
American Express Co.	1,099	55,104
American Greetings Corp.	196	2,817
American States Water Co.	92	3,328
American Tower Corp., Class A	1,237	78,562
American Water Works Co., Inc.	1,429	48,200
Amerigroup Corp.(1)	203	13,806
AmerisourceBergen Corp.	851	33,163
Amgen, Inc.	1,036	70,355
Amyris, Inc.(1)	81	727
Analog Devices, Inc.	2,012	78,730
Analogic Corp.	311	17,643
AOL, Inc.(1)	1,281	20,765

Security	Shares	Value
Aon Corp.	1,592	$77,101
Apple, Inc.(1)	626	285,757
Applied Industrial Technologies, Inc.	436	16,821
Applied Materials, Inc.	1,380	16,946
Applied Micro Circuits Corp.(1)	443	3,469
AptarGroup, Inc.	35	1,835
Aqua America, Inc.	1,164	25,678
Archipelago Learning, Inc.(1)	1,979	20,562
Ardea Biosciences, Inc.(1)	84	1,528
Arkansas Best Corp.	146	2,646
Artesian Resources Corp., Class A	193	3,648
Arthur J. Gallagher & Co.	913	30,439
Ascena Retail Group, Inc.(1)	342	12,097
Ascent Media Corp., Class A(1)	357	16,918
Associated Banc Corp.	706	8,797
Astoria Financial Corp.	1,769	14,736
AT&T, Inc.	8,543	251,250
athenahealth, Inc.(1)	58	3,374
Atmel Corp.(1)	266	2,583
ATMI, Inc.(1)	154	3,601
Atmos Energy Corp.	136	4,408
Automatic Data Processing, Inc.	2,153	117,941
AutoNation, Inc.(1)	77	2,754
AutoZone, Inc.(1)	164	57,052
Auxilium Pharmaceuticals, Inc.(1)	107	2,126
Avid Technology, Inc.(1)	268	2,597
Axis Capital Holdings, Ltd.	691	21,269
AZZ, Inc.	70	3,436
Badger Meter, Inc.	95	3,053
Balchem Corp.	310	11,730
Bank of America Corp.	4,308	30,716
Bank of Hawaii Corp.	461	21,077
Bank of New York Mellon Corp. (The)	1,561	31,423
Bank of the Ozarks, Inc.	480	13,435
BankFinancial Corp.	4,058	22,481
BankUnited, Inc.	266	6,094
Banner Corp.	95	1,866
BB&T Corp.	1,434	38,990
Beneficial Mutual Bancorp, Inc.(1)	203	1,797
Berkshire Hathaway, Inc., Class B(1)	1,587	124,373
Biglari Holdings, Inc.(1)	9	3,563
Bio Reference Labs, Inc.(1)	151	2,922
Biogen Idec, Inc.(1)	296	34,904
BioMarin Pharmaceutical, Inc.(1)	519	18,513
BJ’s Restaurants, Inc.(1)	101	5,053
Bob Evans Farms, Inc.	250	8,833
Boston Private Financial Holdings, Inc.	414	3,411
Briggs & Stratton Corp.	114	1,780
Bristol-Myers Squibb Co.	3,298	106,328
Brookdale Senior Living, Inc.(1)	100	1,760
Brookline Bancorp, Inc.	365	3,384
Brooks Automation, Inc.	278	2,980
Brown and Brown, Inc.	1,078	24,557
Buffalo Wild Wings, Inc.(1)	45	2,995
Bunge, Ltd.	674	38,600
C.H. Robinson Worldwide, Inc.	988	68,014
Cabot Microelectronics Corp.(1)	132	6,655
CACI International, Inc.(1)	279	16,375
Cal Dive International, Inc.(1)	742	2,233
California Water Service Group	176	3,247
Calpine Corp.(1)	289	4,219
Campbell Soup Co.	2,239	70,976

Security	Shares	Value
Capital One Financial Corp.	686	$31,385
Capitol Federal Financial, Inc.	2,473	28,563
CARBO Ceramics, Inc.	22	2,140
Carnival Corp.	847	25,579
Cash America International, Inc.	82	3,597
Caterpillar, Inc.	237	25,861
Cathay General Bancorp	119	1,873
Cato Corp. (The)	125	3,351
Cavium, Inc.(1)	570	18,320
Celgene Corp.(1)	1,058	76,917
Centene Corp.(1)	84	3,797
CenturyLink, Inc.	2,340	86,650
Cerner Corp.(1)	910	55,410
CH Energy Group, Inc.	61	3,470
Charles River Laboratories(1)	586	19,789
Charming Shoppes, Inc.(1)	479	2,376
Cheesecake Factory, Inc. (The)(1)	104	3,076
Chemed Corp.	36	2,021
Chemical Financial Corp.	534	12,084
Chevron Corp.	2,068	213,169
Children’s Place Retail Stores, Inc. (The)(1)	61	3,043
Chipotle Mexican Grill, Inc.(1)	170	62,439
CIRCOR International, Inc.	48	1,820
Cirrus Logic, Inc.(1)	183	3,739
CIT Group, Inc.(1)	495	18,879
Citigroup, Inc.	1,655	50,842
City Holding Co.	91	3,234
City National Corp.	469	21,518
Clean Energy Fuels Corp.(1)	258	3,860
Clean Harbors, Inc.(1)	385	24,428
Clear Channel Outdoor Holdings, Inc.(1)	228	2,759
Clearwire Corp.(1)	866	1,464
Clorox Co. (The)	554	38,038
Coach, Inc.	907	63,535
Coca Cola Bottling Co. Consolidated	398	24,258
Coca-Cola Co. (The)	2,462	166,259
Coeur d’Alene Mines Corp.(1)	290	8,021
Cogent Communications Group, Inc.(1)	202	3,078
Cognizant Technology Solutions Corp., Class A(1)	990	71,033
Columbia Banking System, Inc.	563	11,823
Comcast Corp., Class A	1,467	39,008
Comerica, Inc.	1,162	32,153
Comfort Systems USA, Inc.	269	3,217
Commerce Bancshares, Inc.	135	5,241
Commercial Metals Co.	134	1,922
comScore, Inc.(1)	135	2,990
Concho Resources, Inc.(1)	45	4,800
ConocoPhillips	2,088	142,423
Consolidated Edison, Inc.	1,479	87,202
Consolidated Graphics, Inc.(1)	36	1,828
Consolidated-Tomoka Land Co.	113	3,232
Constellation Energy Group, Inc.	1,161	42,295
Corporate Executive Board Co. (The)	80	3,146
Costar Group, Inc.(1)	320	18,134
Costco Wholesale Corp.	1,860	153,022
Covanta Holding Corp.	1,490	21,292
Credit Acceptance Corp.(1)	43	3,630
Cree, Inc.(1)	115	2,924
Cullen/Frost Bankers, Inc.	407	22,658
Cummins, Inc.	403	41,912
CVR Energy, Inc.(1)	122	3,043
CVS Caremark Corp.	1,619	67,593

Security	Shares	Value
Cypress Semiconductor Corp.(1)	160	$2,751
Danaher Corp.	843	44,266
Darden Restaurants, Inc.	225	10,321
Delta Air Lines, Inc.(1)	862	9,094
Deluxe Corp.	70	1,790
Dexcom, Inc.(1)	479	5,255
DFC Global Corp.(1)	230	4,531
Dime Community Bancshares, Inc.	239	3,293
Discovery Communications, Inc., Class A(1)	854	36,620
Dollar Tree, Inc.(1)	159	13,485
Dominion Resources, Inc.	1,206	60,348
Donaldson Co., Inc.	74	5,350
DSW, Inc., Class A	62	3,098
Ducommun, Inc.(1)	990	14,306
Duke Energy Corp.	5,118	109,065
Dycom Industries, Inc.(1)	157	3,355
E.I. Du Pont de Nemours & Co.	625	31,806
Earthlink, Inc.	1,653	11,918
eBay, Inc.(1)	1,297	40,985
Ecolab, Inc.	1,005	60,742
Edwards Lifesciences Corp.(1)	469	38,772
El Paso Corp.	1,005	27,004
Eli Lilly & Co.	2,364	93,945
EMC Corp.(1)	2,566	66,100
Emcor Group, Inc.	115	3,315
Emergent Biosolutions, Inc.(1)	156	2,647
Emeritus Corp.(1)	159	2,776
Emerson Electric Co.	1,939	99,626
Encore Wire Corp.	63	1,720
Endurance Specialty Holdings, Ltd.	45	1,683
EnergySolutions, Inc.(1)	441	1,570
Ennis, Inc.	294	4,863
EnPro Industries, Inc.(1)	93	3,284
Ensign Group, Inc. (The)	73	1,935
Enzon Pharmaceuticals, Inc.(1)	394	2,809
Equinix, Inc.(1)	269	32,269
Erie Indemnity Co.	38	2,913
Essa Bancorp, Inc.	3,987	40,149
Everest Re Group, Ltd.	280	23,912
Expeditors International of Washington, Inc.	855	38,176
Exponent, Inc.(1)	67	3,273
Express Scripts, Inc.(1)	535	27,371
Exterran Holdings, Inc.(1)	319	2,960
Exxon Mobil Corp.	3,021	252,979
EZCorp, Inc.(1)	107	2,870
FactSet Research Systems, Inc.	370	32,678
Family Dollar Stores, Inc.	724	40,399
Farmer Bros Co.(1)	1,466	14,631
Fastenal Co.	308	14,377
FedEx Corp.	883	80,786
Fidelity National Information Services, Inc.	1,189	33,958
First Cash Financial Services, Inc.(1)	73	2,938
First Citizens BancShares, Inc.	21	3,705
First Commonwealth Financial Corp.	2,296	12,720
First Financial Bankshares, Inc.	52	1,772
First Midwest Bancorp, Inc.	1,278	13,905
First Niagara Financial Group, Inc.	3,460	33,112
Fluor Corp.	319	17,941
Flushing Financial Corp.	237	3,107
Foot Locker, Inc.	143	3,752
Formfactor, Inc.(1)	278	1,432
Forrester Research, Inc.(1)	85	2,970

Security	Shares	Value
Franklin Financial Corp.(1)	1,674	$20,875
Fred’s, Inc., Class A	136	2,006
Freeport-McMoRan Copper & Gold, Inc.	1,200	55,452
Fresh Del Monte Produce, Inc.	545	13,342
Frontier Communications Corp.	7,280	31,158
FTI Consulting, Inc.(1)	113	4,839
Gartner, Inc.(1)	572	21,685
Gaylord Entertainment Co.(1)	119	3,338
General Electric Co.	6,815	127,509
General Mills, Inc.	1,438	57,276
Genesco, Inc.(1)	287	17,527
Geron Corp.(1)	708	1,402
Global Payments, Inc.	617	30,862
Global Power Equipment Group, Inc.(1)	486	12,466
Globe Specialty Metals, Inc.	100	1,368
Google, Inc., Class A(1)	267	154,889
Gorman-Rupp Co. (The)	396	12,427
Graco, Inc.	68	3,127
Granite Construction, Inc.	217	5,779
Greatbatch, Inc.(1)	205	4,801
Gulfmark Offshore, Inc.(1)	72	3,292
Halliburton Co.	779	28,652
Halozyme Therapeutics, Inc.(1)	360	3,802
Hancock Holding Co.	96	3,187
Harsco Corp.	72	1,601
Hawaiian Electric Industries Co.	635	16,478
Haynes International, Inc.	55	3,342
HeartWare International, Inc.(1)	71	4,915
Herbalife, Ltd.	119	6,888
Hewlett-Packard Co.	1,527	42,725
Hittite Microwave Corp.(1)	263	14,470
HMS Holdings Corp.(1)	841	27,761
HollyFrontier Corp.	1,659	48,675
Hologic, Inc.(1)	263	5,363
Home BancShares, Inc.	131	3,414
Home Depot, Inc. (The)	1,754	77,860
Home Federal Bancorp Inc.	165	1,701
Howard Hughes Corp. (The)(1)	310	16,064
Hubbell, Inc., Class B	28	2,015
Humana, Inc.	229	20,386
Huron Consulting Group, Inc.(1)	139	5,210
Hyatt Hotels Corp.(1)	203	8,652
IAC/InterActiveCorp	583	25,110
IBERIABANK Corp.	298	15,579
ICF International, Inc.(1)	619	17,542
ICG Group, Inc.(1)	154	1,381
ICU Medical, Inc.(1)	110	5,112
IDEX Corp.	85	3,444
IHS, Inc.(1)	371	33,197
Illinois Tool Works, Inc.	1,561	82,780
Illumina, Inc.(1)	515	26,656
Imation Corp.(1)	247	1,465
Immunogen, Inc.(1)	244	3,445
Incyte Corp.(1)	209	3,699
Independent Bank Corp.	64	1,775
Insperity, Inc.	424	11,881
Insulet Corp.(1)	293	5,705
Integrys Energy Group, Inc.	741	38,465
Intel Corp.	7,597	200,713
International Business Machines Corp.	1,156	222,646
International Rectifier Corp.(1)	819	18,673
Investors Bancorp, Inc.(1)	348	5,136

Security	Shares	Value
IPC The Hospitalist Co., Inc.(1)	70	$2,358
Isis Pharmaceuticals, Inc.(1)	414	3,378
ITC Holdings Corp.	89	6,560
J.B. Hunt Transport Services, Inc.	68	3,473
Jack Henry & Associates, Inc.	90	3,078
Jacobs Engineering Group, Inc.(1)	127	5,685
JetBlue Airways Corp.(1)	3,481	20,642
John Wiley & Sons, Inc., Class A	385	17,475
Johnson & Johnson	2,877	189,623
Jones Lang LaSalle, Inc.	274	21,580
Jos. A. Bank Clothiers, Inc.(1)	312	14,898
Kaiser Aluminum Corp.	64	3,160
Kaydon Corp.	53	1,808
Kellogg Co.	916	45,360
Kennametal, Inc.	75	3,233
Kensey Nash Corp.	250	5,803
KeyCorp	2,009	15,610
Kimberly-Clark Corp.	227	16,244
Kinder Morgan, Inc.	1,853	60,167
Kirby Corp.(1)	49	3,272
Knight Transportation, Inc.	188	3,311
Kohl’s Corp.	1,122	51,601
Kraft Foods, Inc., Class A	2,680	102,644
L.B. Foster Co., Class A	65	1,940
Laboratory Corp. of America Holdings(1)	544	49,716
Laclede Group, Inc. (The)	85	3,541
Lam Research Corp.(1)	159	6,772
Landec Corp.(1)	3,409	20,556
Landstar System, Inc.	65	3,325
Lattice Semiconductor Corp.(1)	465	3,162
Layne Christensen Co.(1)	121	2,811
Lennox International, Inc.	170	6,154
Liberty Media Corp. - Capital, Class A(1)	49	4,038
Lincoln Electric Holdings, Inc.	46	1,976
Lindsay Corp.	49	2,995
Live Nation, Inc.(1)	312	3,207
LivePerson, Inc.(1)	524	6,288
Loews Corp.	917	34,213
LogMeIn, Inc.(1)	288	11,471
Lowe’s Companies, Inc.	1,824	48,938
LSI Corp.(1)	469	3,550
Luby’s, Inc.(1)	3,481	18,171
Luminex Corp.(1)	903	17,789
M&T Bank Corp.	830	66,184
Madison Square Garden Co. (The)(1)	472	13,542
Marathon Oil Corp.	1,324	41,560
Marathon Petroleum Corp.	2,169	82,899
Marriott International, Inc., Class A	896	30,867
Marriott Vacations Worldwide Corp.(1)	29	602
Marsh & McLennan Cos., Inc.	2,897	91,516
Martin Marietta Materials, Inc.	276	22,773
Marvell Technology Group, Ltd.(1)	210	3,261
MasterCard, Inc., Class A	169	60,091
Materion Corp.(1)	63	1,853
Maxim Integrated Products, Inc.	362	9,716
MAXIMUS, Inc.	448	20,173
McCormick & Co., Inc.	662	33,458
McDonald’s Corp.	2,642	261,690
McEwen Mining, Inc.(1)	366	2,123
McGraw-Hill Cos., Inc. (The)	1,279	58,834
McKesson Corp.	556	45,436
McMoRan Exploration Co.(1)	228	2,674

Security	Shares	Value
MDC Holdings, Inc.	152	$3,013
Medicines Co. (The)(1)	161	3,239
Medivation, Inc.(1)	181	10,029
Men’s Wearhouse, Inc. (The)	96	3,311
Merck & Co., Inc.	3,774	144,393
Meredith Corp.	600	18,894
MGE Energy, Inc.	413	18,527
Micrel, Inc.	281	3,248
Microchip Technology, Inc.	1,511	55,771
Micromet, Inc.(1)	1,686	18,428
Microsoft Corp.	3,920	115,758
Middleby Corp.(1)	20	1,923
Minerals Technologies, Inc.	40	2,538
Mohawk Industries, Inc.(1)	151	9,235
Monsanto Co.	751	61,620
Morningstar, Inc.	230	13,736
MSCI, Inc., Class A(1)	88	2,867
Mueller Industries, Inc.	498	22,017
Murphy Oil Corp.	526	31,350
MWI Veterinary Supply, Inc.(1)	182	14,289
MYR Group, Inc.(1)	151	3,017
Nash Finch Co.	746	21,791
National Fuel Gas Co.	69	3,469
National Healthcare Corp.	75	3,325
National Oilwell Varco, Inc.	415	30,702
Nektar Therapeutics(1)	574	3,588
Neogen Corp.(1)	43	1,401
NetApp, Inc.(1)	549	20,719
Netflix, Inc.(1)	182	21,876
NetLogic Microsystems, Inc.	313	15,587
Neustar, Inc. Class A(1)	95	3,468
New Jersey Resources Corp.	471	22,476
New York Community Bancorp, Inc.	4,235	53,742
Newmont Mining Corp.	2,608	160,340
NextEra Energy, Inc.	1,053	63,022
Nordic American Tankers, Ltd.	221	3,063
Nordson Corp.	36	1,632
Nordstrom, Inc.	441	21,777
Northern Trust Corp.	911	37,542
Northwest Bancshares, Inc.	1,264	15,573
Northwest Natural Gas Co.	117	5,563
NPS Pharmaceuticals, Inc.(1)	322	2,473
NSTAR	65	2,920
Nucor Corp.	1,133	50,407
Nutraceutical International Corp.(1)	244	3,135
NVR, Inc.(1)	40	27,730
O’Reilly Automotive, Inc.(1)	470	38,310
Occidental Petroleum Corp.	532	53,078
Ocwen Financial Corp.(1)	210	3,022
OGE Energy Corp.	711	37,583
Old Republic International Corp.	188	1,857
Omnicare, Inc.	130	4,268
Omnicell, Inc.(1)	750	11,610
Omnicom Group, Inc.	872	39,772
Oneok, Inc.	563	46,819
Onyx Pharmaceuticals, Inc.(1)	75	3,071
OpenTable, Inc.(1)	70	3,372
Optimer Pharmaceuticals, Inc.(1)	224	2,905
Oracle Corp.	2,464	69,485
OraSure Technologies, Inc.(1)	319	3,550
Oritani Financial Corp.	251	3,255
Overseas Shipholding Group, Inc.	133	1,690

Security	Shares	Value
PacWest Bancorp	170	$3,616
Panera Bread Co., Class A(1)	229	33,949
Papa John’s International, Inc.(1)	88	3,409
Park National Corp.	28	1,938
Parker Hannifin Corp.	480	38,726
PartnerRe, Ltd.	517	33,822
Paychex, Inc.	1,061	33,422
Peabody Energy Corp.	455	15,511
Penn National Gaming, Inc.(1)	122	4,995
PennyMac Mortgage Investment Trust	1,550	27,451
Pentair, Inc.	87	3,203
People’s United Financial, Inc.	2,881	35,523
PepsiCo, Inc.	2,814	184,795
Perrigo Co.	321	30,688
PF Chang’s China Bistro, Inc.	102	3,321
Pfizer, Inc.	5,773	123,542
PG&E Corp.	938	38,139
Philip Morris International, Inc.	2,834	211,898
Piedmont Natural Gas Co., Inc.	669	22,024
Pinnacle Financial Partners, Inc.(1)	706	11,889
Platinum Underwriters Holdings, Ltd.	152	5,206
PNC Financial Services Group, Inc.	750	44,190
PNM Resources, Inc.	251	4,470
Popular, Inc.(1)	1,476	2,317
Portland General Electric Co.	180	4,489
Power Integrations, Inc.	82	2,951
PPG Industries, Inc.	392	35,115
Praxair, Inc.	914	97,067
priceline.com, Inc.(1)	193	102,190
Pricesmart, Inc.	66	4,399
PrivateBancorp, Inc.	153	2,163
Procter & Gamble Co.	2,817	177,584
Progress Energy, Inc.	1,056	57,373
Provident Financial Services, Inc.	968	13,397
PulteGroup, Inc.(1)	1,722	12,829
Quad Graphics, Inc.	958	11,257
Quanex Building Products Corp.	205	3,368
Quanta Services, Inc.(1)	1,036	22,378
Rackspace Hosting, Inc.(1)	71	3,082
Ralph Lauren Corp.	45	6,840
Rambus, Inc.(1)	162	1,181
RBC Bearings, Inc.(1)	74	3,351
RealNetworks, Inc.	1,944	19,848
Red Robin Gourmet Burgers, Inc.(1)	66	2,027
Regal-Beloit Corp.	330	18,734
Regeneron Pharmaceuticals, Inc.(1)	89	8,087
Regions Financial Corp.	1,471	7,679
Reliance Steel & Aluminum Co.	64	3,405
RenaissanceRe Holdings, Ltd.	430	31,437
Renasant Corp.	115	1,815
Republic Airways Holdings, Inc.(1)	10,137	55,855
Republic Services, Inc.	1,924	56,335
Resolute Energy Corp.(1)	216	2,430
Retail Opportunity Investments Corp.	146	1,732
Reynolds American, Inc.	1,970	77,283
Rimage Corp.	2,151	26,758
Riverbed Technology, Inc.(1)	394	9,432
Rockville Financial, Inc.	165	1,795
Rockwell Automation, Inc.	283	22,037
Rosetta Stone, Inc.(1)	2,332	18,190
Ross Stores, Inc.	378	19,210
Royal Gold, Inc.	375	28,553

Security	Shares	Value
RTI International Metals, Inc.(1)	124	$3,121
Rubicon Technology, Inc.(1)	160	1,733
Ryland Group, Inc.	222	4,040
S&T Bancorp, Inc.	89	1,932
Salix Pharmaceuticals, Ltd.(1)	49	2,362
Sandy Spring Bancorp, Inc.	98	1,789
Savient Pharmaceuticals, Inc.(1)	443	1,121
SBA Communications Corp., Class A(1)	678	30,998
SCBT Financial Corp.	56	1,732
Schlumberger, Ltd.	1,386	104,186
Scholastic Corp.	469	13,840
Scotts Miracle-Gro Co. (The), Class A	34	1,610
SemGroup Corp.(1)	520	13,764
Sempra Energy	1,288	73,287
Semtech Corp.(1)	119	3,392
Sequenom, Inc.(1)	615	2,651
Shaw Group, Inc. (The)(1)	71	1,927
Shenandoah Telecommunications Co.	211	2,083
Sherwin-Williams Co. (The)	543	52,959
Sigma-Aldrich Corp.	231	15,717
Signature Bank(1)	357	20,760
Silicon Image, Inc.(1)	475	2,309
Silicon Laboratories, Inc.(1)	602	26,392
Simmons First National Corp., Class A	64	1,763
Skywest, Inc.	124	1,587
Skyworks Solutions, Inc.(1)	235	5,071
South Jersey Industries, Inc.	365	20,031
Southern Co. (The)	2,715	123,695
Southwest Airlines Co.	2,963	28,386
Southwest Gas Corp.	640	26,752
Spectra Energy Corp.	4,866	153,230
Spectrum Pharmaceuticals, Inc.	275	3,869
Stage Stores, Inc.	106	1,630
Standard Microsystems Corp.(1)	124	3,194
Standex International Corp.	316	12,668
Stanley Black & Decker, Inc.	432	30,318
Starbucks Corp.	1,713	82,104
Stericycle, Inc.(1)	446	37,473
Sturm Ruger & Co., Inc.	104	4,124
SuccessFactors, Inc.	62	2,468
Suncoke Energy, Inc.(1)	210	2,820
Sunoco, Inc.	965	37,017
SunTrust Banks, Inc.	975	20,056
Supertex, Inc.(1)	184	3,400
Susquehanna Bancshares, Inc.	229	2,093
SVB Financial Group(1)	62	3,598
Sysco Corp.	1,439	43,328
Targacept, Inc.(1)	94	572
Target Corp.	1,398	71,032
Techne Corp.	42	2,867
Teekay Corp.	200	5,484
Tejon Ranch Co.(1)	64	1,824
Telephone & Data Systems, Inc.	635	16,701
Terreno Realty Corp.	881	12,440
Territorial Bancorp, Inc.	1,721	35,590
Tesoro Corp.(1)	1,230	30,787
Tetra Tech, Inc.(1)	691	15,983
Texas Capital Bancshares, Inc.(1)	504	15,987
Texas Industries, Inc.	106	3,314
Texas Instruments, Inc.	3,618	117,151
Texas Roadhouse, Inc.	1,171	17,752
TFS Financial Corp.(1)	353	3,177

Security	Shares	Value
Thomas & Betts Corp.(1)	33	$2,356
Time Warner, Inc.	1,831	67,857
Titanium Metals Corp.	173	2,661
TJX Companies, Inc. (The)	1,116	76,044
Toll Brothers, Inc.(1)	1,311	28,593
Towers Watson & Co., Class A	381	22,784
Tredegar Corp.	492	12,133
Trex Co., Inc.(1)	90	2,234
Trustco Bank Corp.	2,143	11,979
TW Telecom, Inc.(1)	1,322	26,638
U.S. Bancorp	2,707	76,392
UGI Corp.	1,038	27,933
UIL Holdings Corp.	310	10,720
Umpqua Holdings Corp.	1,296	15,772
Union Pacific Corp.	759	86,761
United Continental Holdings, Inc.(1)	151	3,488
United Financial Bancorp, Inc.	103	1,662
United Parcel Service, Inc., Class B	2,339	176,945
United States Steel Corp.	455	13,736
United Technologies Corp.	1,106	86,655
United Therapeutics Corp.(1)	63	3,098
UnitedHealth Group, Inc.	1,436	74,370
Universal Corp., VA	68	3,052
URS Corp.(1)	690	28,394
US Cellular Corp.(1)	42	1,927
USEC, Inc.(1)	792	1,513
USG Corp.(1)	324	4,160
Valero Energy Corp.	2,580	61,894
Valmont Industries, Inc.	211	22,136
Valspar Corp.	83	3,589
Vectren Corp.	104	2,973
VeriSign, Inc.	925	34,281
Verisk Analytics, Inc., Class A(1)	126	5,049
Verizon Communications, Inc.	5,769	217,261
Vertex Pharmaceuticals, Inc.(1)	162	5,986
Viacom, Inc., Class B	930	43,747
Viad Corp.	644	13,028
ViewPoint Financial Group	241	3,275
Visa, Inc., Class A	1,224	123,183
Vitamin Shoppe, Inc.(1)	274	11,711
VIVUS, Inc.(1)	352	4,199
VMware, Inc., Class A(1)	30	2,738
Volterra Semiconductor Corp.(1)	459	13,848
Vulcan Materials Co.	741	32,500
W.W. Grainger, Inc.	356	67,903
Wal-Mart Stores, Inc.	3,668	225,069
Walgreen Co.	922	30,758
Washington Banking Co.	141	1,867
Washington Federal, Inc.	1,293	20,378
Washington Post Co., Class B	106	40,143
Waste Connections, Inc.	817	26,397
Waste Management, Inc.	2,815	97,849
Watsco, Inc.	129	8,897
Watson Pharmaceuticals, Inc.(1)	771	45,204
Watts Water Technologies, Inc.	53	2,043
Webster Financial Corp.	146	3,095
WellPoint, Inc.	707	45,474
Wells Fargo & Co.	4,436	129,576
Wendy’s Co. (The)	3,955	18,549
Wesbanco, Inc.	84	1,677
WESCO International, Inc.(1)	58	3,647
Westamerica Bancorporation	65	3,019

Security	Shares	Value
Western Alliance Bancorp(1)	1,256	$10,035
Western Refining, Inc.	316	5,223
Western Union Co.	1,183	22,595
Westfield Financial, Inc.	234	1,870
Wet Seal, Inc. (The)(1)	397	1,390
WGL Holdings, Inc.	513	21,879
Willbros Group, Inc.(1)	327	1,393
Williams Cos., Inc.	931	26,831
Windstream Corp.	1,997	24,104
World Fuel Services Corp.	545	24,732
World Wrestling Entertainment, Inc.	4,933	46,814
WPX Energy, Inc.(1)	758	12,492
Xilinx, Inc.	1,518	54,420
Yahoo! Inc.(1)	1,556	24,071
Yum! Brands, Inc.	2,228	141,099
Zions Bancorporation	1,401	23,593

		$17,390,466

Total Common Stocks (identified cost $51,309,292)		$52,705,804

Equity-Linked Securities(8) — 1.4%

Security	Maturity Date	Shares	Value
India(5) — 1.2%
ABB Ltd.	11/2/16	300	$4,953
Adani Enterprises Ltd.	11/2/16	700	5,888
Adani Ports and Special Economic Zone	11/2/16	1,200	3,549
Adani Power Ltd.	11/2/16	2,300	3,724
Apollo Hospitals Enterprises Ltd.	11/2/16	400	4,855
Asian Paints Ltd.	8/17/16	400	24,117
Axis Bank Ltd.	10/8/14	1,500	32,460
Bajaj Auto Ltd.	7/29/16	700	22,562
Bank of Baroda	9/29/14	1,600	24,275
Bharat Forge Ltd.	11/2/16	700	4,121
Bharat Heavy Electricals Ltd.	9/29/14	1,400	7,062
Bharti Airtel Ltd.	9/29/14	14,500	106,734
Cairn India Ltd.	9/29/14	3,700	25,267
Cipla Ltd.	9/29/14	800	5,640
Coal India Ltd.	11/2/16	3,200	21,176
Colgate-Palmolive (India) Ltd.	10/1/14	200	4,039
Divi’s Laboratories Ltd.	11/2/16	300	4,765
DLF Ltd.	11/2/16	2,900	12,672
Essar Oil Ltd.	11/2/16	3,000	3,728
Exide Industries Ltd.	11/2/16	1,600	4,291
Federal Bank Ltd.	7/29/16	600	4,817
GAIL India Ltd.	4/6/16	2,500	18,875
GlaxoSmithKline Pharmaceuticals Ltd.	11/3/16	100	3,924
Glenmark Pharmaceuticals Ltd.	11/2/16	600	3,581
Grasim Industries Ltd.	9/29/14	300	15,776
Gujarat State Petronet Ltd.	11/2/16	2,000	3,371
Hero Motocorp Ltd.	10/8/14	700	26,243
Hindalco Industries Ltd.	6/30/16	3,500	10,329
Hindustan Petroleum Corp. Ltd.	10/13/14	700	4,159
Hindustan Unilever Ltd.	10/1/14	7,700	58,736
Hindustan Zinc Ltd.	10/13/14	2,000	5,446
IDBI Bank Ltd.	11/2/16	3,500	7,178
Idea Cellular Ltd.	11/2/16	3,100	5,978
IFCI Ltd.	10/13/14	12,400	7,167
Indiabulls Financial Services Ltd.	11/2/16	4,000	14,667
Indian Oil Corp. Ltd.	4/26/16	4,300	24,996

Security	Maturity Date	Shares	Value
IndusInd Bank Ltd.	12/15/14	4,700	$27,617
Infrastructure Development Finance Company Ltd.	10/8/14	12,300	32,952
ITC Ltd.	9/29/14	6,100	25,040
Jaiprakash Associates Ltd.	10/13/14	3,200	4,499
Jindal Saw Ltd.	10/4/16	1,600	4,613
Jindal Steel and Power Ltd.	9/29/14	2,000	21,810
Kotak Mahindra Bank Ltd.	10/13/14	2,700	27,084
Larsen & Toubro Ltd.	11/4/14	700	18,469
Lupin Ltd.	11/2/16	400	3,843
Mahindra & Mahindra Ltd.	10/15/14	1,300	17,632
Maruti Suzuki India Ltd.	9/29/14	200	4,777
National Hydroelectric Power Corp. Ltd.	11/2/16	8,000	3,333
Nestle India Ltd.	9/8/15	200	17,150
NMDC Ltd.	11/2/16	1,400	5,057
NTPC Ltd.	4/26/16	14,700	50,950
Oil and Natural Gas Corp. Ltd.	4/26/16	11,400	63,350
Oil India Ltd.	11/2/16	200	4,900
Power Finance Co.	7/27/15	7,000	23,940
Power Grid Corp. of India Ltd.	11/16/15	13,000	27,235
Ranbaxy Laboratories Ltd.	11/2/16	400	3,637
Reliance Communications Ltd.	4/26/16	2,500	4,995
Reliance Infrastructure Ltd.	4/26/16	500	5,393
Reliance Power Ltd.	11/2/16	2,300	4,705
Shriram Transport Finance Co., Ltd.	9/24/14	2,100	24,641
Siemens Ltd.	11/2/16	200	2,958
Sun Pharmaceutical Industries Ltd.	4/26/16	3,200	35,331
Tata Chemicals Ltd.	6/30/16	800	5,497
Tata Consultancy Services Ltd.	10/13/14	1,200	27,353
Tata Power Co. Ltd.	4/26/16	3,300	6,900
Tata Steel Ltd.	10/13/14	2,500	22,685
Torrent Power Ltd.	11/2/16	800	3,348
Union Bank of India Ltd.	7/29/16	1,800	8,267
United Breweries Ltd.	11/2/16	500	4,143
Wipro Ltd.	10/13/14	1,200	9,997
Yes Bank Ltd.	11/2/16	2,200	14,703

			$1,109,925

Security	Maturity Date	Shares	Value
Kuwait(6) — 0.2%
Al Safwa Group Holding Co. KSC	11/15/13	5,000	$15,265
Boubyan Petrochemicals Co.	10/4/13	5,000	10,145
Commercial Bank of Kuwait SAK	2/25/14	5,000	13,735
Gulf Bank	10/4/13	10,000	42,380
Gulf Cable and Electrical Industries Co.	11/4/13	2,500	13,148
Kuwait Finance House KSC	1/14/14	5,000	15,535
Kuwait Food Co. (Americana)	11/15/13	2,500	18,048
Kuwait Pipes Industries & Oil Services Co.	5/16/14	20,000	8,980
Mobile Telecommunications Co.	9/20/13	160,000	8,480
National Bank of Kuwait SAK	10/15/13	5,000	8,845
National Mobile Telecommunications Co. KSC	1/7/14	2,500	13,020

			$167,581

Total Equity-Linked Securities (identified cost $1,279,097)			$1,277,506

Short-Term Investments — 63.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(7)	$55,933	$55,932,785

Total Short-Term Investments (identified cost $55,932,785)		$55,932,785

Total Investments — 124.6% (identified cost $108,521,174)		$109,916,095

Other Assets, Less Liabilities — (24.6)%		$(21,728,979)

Net Assets — 100.0%		$88,187,116

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

PPS	-	Partially Protected Shares

SDR	-	Swedish Depositary Receipt

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(5)		Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(6)		Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(7)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $3,222.

(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $1,277,506 or 1.4% of the Portfolio’s net assets.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value
United States Dollar	89.7%	$79,108,260
Euro	7.1	6,275,963
British Pound Sterling	2.8	2,496,323
Hong Kong Dollar	2.8	2,478,553
Japanese Yen	2.7	2,364,509
Australian Dollar	1.5	1,288,242
South Korean Won	1.5	1,286,315
New Taiwan Dollar	1.5	1,280,063
South African Rand	1.4	1,269,896
Swiss Franc	1.4	1,246,262
Singapore Dollar	1.0	923,261
Other currency, less than 1% each	11.2	9,898,448

Total Investments	124.6%	$109,916,095

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value
Financials	11.6%	$10,214,383
Industrials	7.1	6,221,794
Consumer Staples	6.2	5,495,654
Consumer Discretionary	6.0	5,302,165
Information Technology	6.0	5,280,191
Energy	5.5	4,813,312
Telecommunication Services	5.2	4,610,465
Materials	5.1	4,502,934
Health Care	4.8	4,265,984
Utilities	3.7	3,276,428
Short-Term Investments	63.4	55,932,785

Total Investments	124.6%	$109,916,095

Parametric Structured Absolute Return Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Portfolio commenced operations on November 1, 2011.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2012 were $4,358,268 or 4.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Investment Valuation and Other

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/1/12	Euro 457,304	United States Dollar 599,663	State Street Bank and Trust Co.	$(1,486)
2/1/12	Hong Kong Dollar 3,168,094	United States Dollar 408,417	State Street Bank and Trust Co.	90
2/1/12	Hong Kong Dollar 4,852,660	United States Dollar 625,706	State Street Bank and Trust Co.	16
2/1/12	Israeli Shekel 490,560	United States Dollar 130,638	State Street Bank and Trust Co.	466
2/1/12	Kuwaiti Dinar 41,433	United States Dollar 149,355	State Street Bank and Trust Co.	(102)
2/1/12	New Turkish Lira 493,418	United States Dollar 275,776	State Street Bank and Trust Co.	1,917
2/2/12	Australian Dollar 550,334	United States Dollar 580,218	State Street Bank and Trust Co.	4,045
2/2/12	Brazilian Real 235,003	United States Dollar 134,749	State Street Bank and Trust Co.	(247)
2/2/12	British Pound Sterling 712,678	United States Dollar 1,117,899	State Street Bank and Trust Co.	5,139
2/2/12	Czech Koruna 2,754,526	United States Dollar 143,295	State Street Bank and Trust Co.	(1,009)
2/2/12	Danish Krone 1,529,295	United States Dollar 269,760	State Street Bank and Trust Co.	(677)
2/2/12	Euro 1,752,035	United States Dollar 2,297,444	State Street Bank and Trust Co.	(5,695)
2/2/12	Hungarian Forint 27,564,018	United States Dollar 122,334	State Street Bank and Trust Co.	187
2/2/12	Indonesian Rupiah 2,436,164,077	United States Dollar 270,535	State Street Bank and Trust Co.	451
2/2/12	Japanese Yen 82,061,376	United States Dollar 1,075,228	State Street Bank and Trust Co.	1,411
2/2/12	Mexican Peso 3,771,530	United States Dollar 290,968	State Street Bank and Trust Co.	(1,610)
2/2/12	New Zealand Dollar 97,394	United States Dollar 79,513	State Street Bank and Trust Co.	901
2/2/12	Norwegian Krone 1,431,396	United States Dollar 245,438	State Street Bank and Trust Co.	(1,464)
2/2/12	Philippine Peso 5,765,504	United States Dollar 134,519	State Street Bank and Trust Co.	(78)
2/2/12	Polish Zloty 866,466	United States Dollar 267,549	State Street Bank and Trust Co.	973
2/2/12	Singapore Dollar 483,780	United States Dollar 383,922	State Street Bank and Trust Co.	687

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/2/12	Swedish Krona 1,878,389	United States Dollar 277,750	State Street Bank and Trust Co.	$(1,618)
2/2/12	Swiss Franc 509,162	United States Dollar 554,317	State Street Bank and Trust Co.	(1,180)
2/2/12	Thai Baht 9,323,766	United States Dollar 301,935	State Street Bank and Trust Co.	(439)
2/3/12	Malaysian Ringgit 822,643	United States Dollar 270,437	State Street Bank and Trust Co.	(37)
2/6/12	South African Rand 4,360,438	United States Dollar 554,940	State Street Bank and Trust Co.	2,246
2/9/12	Australian Dollar 721,254	United States Dollar 742,307	State Street Bank and Trust Co.	22,810
2/9/12	British Pound Sterling 476,266	United States Dollar 743,208	State Street Bank and Trust Co.	7,251
2/9/12	Canadian Dollar 754,068	United States Dollar 742,727	State Street Bank and Trust Co.	9,172
2/9/12	Euro 570,483	United States Dollar 736,562	State Street Bank and Trust Co.	9,668
2/9/12	Israeli Shekel 2,850,245	United States Dollar 738,438	State Street Bank and Trust Co.	23,048
2/9/12	Japanese Yen 57,145,901	United States Dollar 744,960	State Street Bank and Trust Co.	4,845
2/9/12	New Zealand Dollar 945,673	United States Dollar 741,729	State Street Bank and Trust Co.	38,688
2/9/12	Norwegian Krone 4,410,442	United States Dollar 740,078	State Street Bank and Trust Co.	11,451
2/9/12	Singapore Dollar 956,591	United States Dollar 742,781	State Street Bank and Trust Co.	17,713
2/9/12	Swedish Krona 5,089,415	United States Dollar 739,123	State Street Bank and Trust Co.	8,793
2/9/12	Swiss Franc 693,730	United States Dollar 735,382	State Street Bank and Trust Co.	18,334
3/14/12	Australian Dollar 816,506	United States Dollar 865,129	State Street Bank and Trust Co.	(2,230)
3/14/12	British Pound Sterling 550,645	United States Dollar 863,709	State Street Bank and Trust Co.	3,712
3/14/12	Canadian Dollar 865,909	United States Dollar 864,534	State Street Bank and Trust Co.	(1,785)
3/14/12	Euro 658,979	United States Dollar 867,454	State Street Bank and Trust Co.	(5,392)
3/14/12	Israeli Shekel 3,250,022	United States Dollar 863,656	State Street Bank and Trust Co.	3,364
3/14/12	Japanese Yen 66,869,161	United States Dollar 872,191	State Street Bank and Trust Co.	5,541
3/14/12	New Zealand Dollar 1,054,749	United States Dollar 866,940	State Street Bank and Trust Co.	1,510
3/14/12	Norwegian Krone 5,046,828	United States Dollar 866,721	State Street Bank and Trust Co.	(7,916)
3/14/12	Singapore Dollar 1,086,214	United States Dollar 867,375	State Street Bank and Trust Co.	(3,825)
3/14/12	Swedish Krona 5,872,640	United States Dollar 865,724	State Street Bank and Trust Co.	(4,063)
3/14/12	Swiss Franc 794,703	United States Dollar 867,798	State Street Bank and Trust Co.	(3,929)

				$159,647

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Month/Year	Contracts	Position	Cost	Value	(Depreciation)
3/12	41 E-mini MSCI EAFE Index	Short	$(2,979,230)	$(3,045,480)	$(66,250)
3/12	57 E-mini MSCI Emerging Markets Index	Short	(2,730,110)	(2,904,720)	(174,610)
3/12	214 E-mini S&P 500 Index	Short	(13,582,252)	(13,997,740)	(415,488)
3/12	225 United States Dollar Index	Long	17,834,226	17,868,825	34,599

					$(621,749)

Total Return Swaps

		Portfolio Pays/
		Receives Return		Portfolio			Net Unrealized
	Notional	on Reference	Reference	Pays/Receives		Expiration	Appreciation
Counterparty	Amount	Index	Index	Rate	Rate	Date	(Depreciation)
Bank of America	$6,536,205	Pays	Total Return on MSCI Daily Gross EAFE USD Index	Receives	3-Month USD- LIBOR-BBA+0.175%	10/31/12	$129
Bank of America	1,453,030	Pays	Total Return on MSCI Daily Gross EAFE USD Index	Receives	3-Month USD- LIBOR-BBA+0.20%	10/31/12	30
Bank of America	6,228,090	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD- LIBOR-BBA-0.40%	10/31/12	(24,529)
Bank of America	6,244,613	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR-BBA+0.08%	10/31/12	107
Bank of America	1,669,914	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR-BBA+0.12%	10/31/12	30
Bank of America	5,549,441	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR-BBA+0.14%	10/31/12	(68,625)
Merrill Lynch International	7,771,256	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15%	3/6/12	3,103
Merrill Lynch International	8,876,158	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15	3/6/12	149,519
Merrill Lynch International	702,166	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	3/6/12	(9,860)
Merrill Lynch International	641,590	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	3/6/12	19,861
Merrill Lynch International	186,628	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23	3/6/12	(766)
Merrill Lynch International	160,397	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23	3/6/12	(2,888)
Merrill Lynch International	641,590	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	3/6/12	47,874
Merrill Lynch International	664,562	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	3/6/12	(16,158)
Merrill Lynch International	160,397	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23	3/6/12	(5,989)

		Portfolio Pays/
		Receives Return		Portfolio			Net Unrealized
	Notional	on Reference	Reference	Pays/Receives		Expiration	Appreciation
Counterparty	Amount	Index	Index	Rate	Rate	Date	(Depreciation)
Merrill Lynch International	$187,876	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23%	3/6/12	$(2,001)
Merrill Lynch International	641,590	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	3/6/12	(13,225)
Merrill Lynch International	749,201	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	3/6/12	(4,740)
Merrill Lynch International	641,590	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	3/6/12	41,523
Merrill Lynch International	697,578	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	3/6/12	1,987
Merrill Lynch International	313,818	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	3/6/12	(11,596)
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	3/6/12	35,192
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	3/6/12	21,937
Merrill Lynch International	333,155	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	3/6/12	(13,092)
Merrill Lynch International	325,253	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	3/6/12	(5,063)
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	3/6/12	37,092
Merrill Lynch International	641,590	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	3/6/12	21,685
Merrill Lynch International	718,798	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	3/6/12	(6,866)
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	3/6/12	28,731
Merrill Lynch International	322,115	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	3/6/12	(6,640)
Merrill Lynch International	160,397	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	3/6/12	13,505
Merrill Lynch International	167,099	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	3/6/12	(3,600)
Merrill Lynch International	160,397	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	3/6/12	(1,806)
Merrill Lynch International	175,377	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	3/6/12	(7,726)
Merrill Lynch International	160,397	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28	3/6/12	(7,533)

		Portfolio Pays/
		Receives Return		Portfolio			Net Unrealized
	Notional	on Reference	Reference	Pays/Receives		Expiration	Appreciation
Counterparty	Amount	Index	Index	Rate	Rate	Date	(Depreciation)
Merrill Lynch International	$188,082	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28%	3/6/12	$(1,886)
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	3/6/12	(6,887)
Merrill Lynch International	376,922	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	3/6/12	(1,323)
Merrill Lynch International	160,397	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	3/6/12	(3,379)
Merrill Lynch International	187,577	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	3/6/12	(3,042)
Merrill Lynch International	160,397	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	3/6/12	2,774
Merrill Lynch International	184,777	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	3/6/12	3,165
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	3/6/12	7,938
Merrill Lynch International	360,885	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	3/6/12	338
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	3/6/12	(8,618)
Merrill Lynch International	370,026	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	3/6/12	(6,038)
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	3/6/12	2,819
Merrill Lynch International	349,521	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	3/6/12	(8,577)
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	3/6/12	9,498
Merrill Lynch International	364,539	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	3/6/12	10,178
Merrill Lynch International	320,795	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.33	3/6/12	(9,162)
Merrill Lynch International	370,244	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.33	3/6/12	(4,890)
Merrill Lynch International	641,590	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	3/6/12	(53,988)
Merrill Lynch International	771,801	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	3/6/12	(38,744)

							$99,778

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts and currency futures contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Commodity	Total Return Swaps	$458,719	$(266,083)

		$458,719	$(266,083)

Equity Price	Futures Contracts*	$—	$(656,348)
	Total Return Swaps	296	(93,154)

		$296	$(749,502)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$204,429	$(44,782)
	Futures Contracts*	34,599	—

		$239,028	$(44,782)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$108,521,174

Gross unrealized appreciation	$1,849,878
Gross unrealized depreciation	(454,957)

Net unrealized appreciation	$1,394,921

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$615,657	$12,031,230	$—	$12,646,887
Developed Europe	295,255	11,870,562	—	12,165,817
Emerging Europe	235,109	2,987,956	—	3,223,065
Latin America	3,895,706	—	—	3,895,706
Middle East/Africa	291,975	2,890,701	—	3,182,676
North America	17,591,653	—	—	17,591,653

Total Common Stocks	$22,925,355	$29,780,449 *	$—	$52,705,804

Equity-Linked Securities	$—	$1,277,506	$—	$1,277,506
Short-Term Investments	—	55,932,785	—	55,932,785

Total Investments	$22,925,355	$86,990,740	$—	$109,916,095

Forward Foreign Currency Exchange Contracts	$—	$204,429	$—	$204,429
Futures Contracts	34,599	—	—	34,599
Swap Contracts	—	459,015	—	459,015

Total	$22,959,954	$87,654,184	$—	$110,614,138

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(44,782)	$—	$(44,782)
Futures Contracts	(656,348)	—	—	(656,348)
Swap Contracts	—	(359,237)	—	(359,237)

Total	$(656,348)	$(404,019)	$—	$(1,060,367)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 26, 2012

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 26, 2012